UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08194

FINANCIAL INVESTORS TRUST
(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203
(Address of principal executive offices) (Zip code)

Karen Giloman, Esq., Secretary
Financial Investors Trust
1290 Broadway, Suite 1100
Denver, Colorado 80203
(Name and address of agent for service)

Registrant’s telephone number, including area code: 303-623-2577

Date of fiscal year end: October 31

Date of reporting period: November 1, 2016 – April 30, 2017

Item 1.	Reports to Stockholders.

ALPS | Alerian MLP Infrastructure Index Fund
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund
ALPS | Kotak India Growth Fund
ALPS | Metis Global Micro Cap Value Fund
ALPS | Red Rocks Listed Private Equity Fund
ALPS | Sterling ETF Tactical Rotation Fund
ALPS | WMC Research Value Fund
Clough China Fund
 RiverFront Global Allocation Series

An ALPS Advisors Solution

TABLE OF
CONTENTS

Disclosure of Fund Expenses	1
ALPS | Alerian MLP Infrastructure Index Fund
Management Commentary	6
Performance Update	7
Statement of Investments	9
Statement of Assets and Liabilities	10
Statement of Operations	11
Statements of Changes in Net Assets	12
Financial Highlights	13
ALPS | CoreCommodity Management CompleteCommodities®
Strategy Fund
Management Commentary	19
Performance Update	21
Consolidated Statement of Investments	23
Consolidated Statement of Assets and Liabilities	30
Consolidated Statement of Operations	31
Consolidated Statements of Changes in Net Assets	32
Consolidated Financial Highlights	33
ALPS | Kotak India Growth Fund
Management Commentary	37
Performance Update	40
Consolidated Statement of Investments	42
Consolidated Statement of Assets and Liabilities	44
Consolidated Statement of Operations	45
Consolidated Statements of Changes in Net Assets	46
Consolidated Financial Highlights	47
ALPS | Metis Global Micro Cap Value Fund
Management Commentary	50
Performance Update	52
Statement of Investments	54
Statement of Assets and Liabilities	58
Statement of Operations	59
Statement of Changes in Net Assets	60
Financial Highlights	61
ALPS | Red Rocks Listed Private Equity Fund
Management Commentary	64
Performance Update	65
Statement of Investments	68
Statement of Assets and Liabilities	70
Statement of Operations	71
Statements of Changes in Net Assets	72
Financial Highlights	73
ALPS | Sterling ETF Tactical Rotation Fund
Management Commentary	77
Performance Update	78
Statement of Investments	80
Statement of Assets and Liabilities	81
Statement of Operations	82
Statements of Changes in Net Assets	83
Financial Highlights	84
ALPS | WMC Research Value Fund
Management Commentary	87
Performance Update	88
Statement of Investments	90
Statement of Assets and Liabilities	94
Statement of Operations	95
Statements of Changes in Net Assets	96
Financial Highlights	97
Clough China Fund
Management Commentary	100
Performance Update	102
Statement of Investments	104
Statement of Assets and Liabilities	107
Statement of Operations	108
Statements of Changes in Net Assets	109
Financial Highlights	110
RiverFront Global Allocation Series
Management Commentary	113
Performance Update	116
Statements of Investments	126
Statements of Assets and Liabilities	135
Statements of Operations	137
Statements of Changes in Net Assets	138
Financial Highlights	143
Notes to Financial Statements	160
Additional Information	193

alpsfunds.com

Disclosure of Fund Expenses

April 30, 2017 (Unaudited)

Examples. As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including applicable sales charges (loads) and redemption fees; and (2) ongoing costs, including management fees, distribution and service (12b‐1) fees, shareholder service fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these  costs  with  the  ongoing costs  of  investing  in  other  mutual  funds.  The  examples  are based  on  an  investment  of  $1,000  invested  on  November 1, 2016 and held until April 30, 2017.

Actual Expenses. The first line under each class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period November 1, 2016 – April 30, 2017” to estimate the expenses you paid on your account during  this period.

Hypothetical Example for Comparison Purposes. The second line under each class in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before  expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other mutual funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as  sales charges or redemption fees. Therefore, the second line under each class in the table below is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
1 | April 30, 2017

Disclosure of Fund Expenses

April 30, 2017 (Unaudited)

	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expense Ratio(a)	Expenses Paid During Period November 1, 2016 -April 30, 2017(b)
ALPS | Alerian MLP Infrastructure Index Fund
Class A
Actual	$1,000.00	$1,087.60	1.18%	$6.11
Hypothetical (5% return before expenses)	$1,000.00	$1,018.94	1.18%	$5.91
Class C
Actual	$1,000.00	$1,084.40	1.85%	$9.56
Hypothetical (5% return before expenses)	$1,000.00	$1,015.62	1.85%	$9.25
Class I
Actual	$1,000.00	$1,089.60	0.85%	$4.40
Hypothetical (5% return before expenses)	$1,000.00	$1,020.58	0.85%	$4.26
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund(c)
Class A
Actual	$1,000.00	$999.10	1.38%	$6.84
Hypothetical (5% return before expenses)	$1,000.00	$1,017.95	1.38%	$6.90
Class C
Actual	$1,000.00	$995.80	2.05%	$10.14
Hypothetical (5% return before expenses)	$1,000.00	$1,014.63	2.05%	$10.24
Class I
Actual	$1,000.00	$999.60	1.15%	$5.70
Hypothetical (5% return before expenses)	$1,000.00	$1,019.09	1.15%	$5.76
ALPS | Kotak India Growth Fund(d)
Class A
Actual	$1,000.00	$1,118.00	1.94%	$10.19
Hypothetical (5% return before expenses)	$1,000.00	$1,015.17	1.94%	$9.69
Class C
Actual	$1,000.00	$1,114.20	2.61%	$13.68
Hypothetical (5% return before expenses)	$1,000.00	$1,011.85	2.61%	$13.02
Class I
Actual	$1,000.00	$1,118.80	1.61%	$8.46
Hypothetical (5% return before expenses)	$1,000.00	$1,016.81	1.61%	$8.05
ALPS | Metis Global Micro Cap Value Fund
Class A
Actual	$1,000.00	$1,099.90	2.09%	$10.88
Hypothetical (5% return before expenses)	$1,000.00	$1,014.43	2.09%	$10.44
Class C
Actual	$1,000.00	$1,097.00	2.70%	$14.04
Hypothetical (5% return before expenses)	$1,000.00	$1,011.41	2.70%	$13.47
Class I
Actual	$1,000.00	$1,102.30	1.70%	$8.86
Hypothetical (5% return before expenses)	$1,000.00	$1,016.36	1.70%	$8.50

2 | April 30, 2017

Disclosure of Fund Expenses

April 30, 2017 (Unaudited)

	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expense Ratio(a)	Expenses Paid During Period November 1, 2016 -April 30, 2017(b)
ALPS | Red Rocks Listed Private Equity Fund
Class A
Actual	$1,000.00	$1,159.20	1.48%	$7.92
Hypothetical (5% return before expenses)	$1,000.00	$1,017.46	1.48%	$7.40
Class C
Actual	$1,000.00	$1,153.40	2.24%	$11.96
Hypothetical (5% return before expenses)	$1,000.00	$1,013.69	2.24%	$11.18
Class I
Actual	$1,000.00	$1,159.30	1.25%	$6.69
Hypothetical (5% return before expenses)	$1,000.00	$1,018.60	1.25%	$6.26
Class R
Actual	$1,000.00	$1,155.80	1.70%	$9.09
Hypothetical (5% return before expenses)	$1,000.00	$1,016.36	1.70%	$8.50
ALPS | Sterling ETF Tactical Rotation Fund
Class A
Actual	$1,000.00	$1,063.20	1.42%	$7.26
Hypothetical (5% return before expenses)	$1,000.00	$1,017.75	1.42%	$7.10
Class C
Actual	$1,000.00	$1,059.50	2.15%	$10.98
Hypothetical (5% return before expenses)	$1,000.00	$1,014.13	2.15%	$10.74
Class I
Actual	$1,000.00	$1,063.30	1.15%	$5.88
Hypothetical (5% return before expenses)	$1,000.00	$1,019.09	1.15%	$5.76
ALPS | WMC Research Value Fund
Class A
Actual	$1,000.00	$1,116.20	1.15%	$6.03
Hypothetical (5% return before expenses)	$1,000.00	$1,019.09	1.15%	$5.76
Class C
Actual	$1,000.00	$1,111.80	1.90%	$9.95
Hypothetical (5% return before expenses)	$1,000.00	$1,015.37	1.90%	$9.49
Class I
Actual	$1,000.00	$1,117.70	0.90%	$4.73
Hypothetical (5% return before expenses)	$1,000.00	$1,020.33	0.90%	$4.51
Clough China Fund
Class A
Actual	$1,000.00	$1,070.40	1.95%	$10.01
Hypothetical (5% return before expenses)	$1,000.00	$1,015.12	1.95%	$9.74
Class C
Actual	$1,000.00	$1,066.20	2.70%	$13.83
Hypothetical (5% return before expenses)	$1,000.00	$1,011.41	2.70%	$13.47
Class I
Actual	$1,000.00	$1,071.20	1.70%	$8.73
Hypothetical (5% return before expenses)	$1,000.00	$1,016.36	1.70%	$8.50

3 | April 30, 2017

Disclosure of Fund Expenses

April 30, 2017 (Unaudited)

	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expense Ratio(a)	Expenses Paid During Period November 1, 2016 -April 30, 2017(b)
RiverFront Conservative Income Builder Fund
Class A
Actual	$1,000.00	$1,039.70	1.15%	$5.82
Hypothetical (5% return before expenses)	$1,000.00	$1,019.09	1.15%	$5.76
Class C
Actual	$1,000.00	$1,034.60	1.90%	$9.58
Hypothetical (5% return before expenses)	$1,000.00	$1,015.37	1.90%	$9.49
Class I
Actual	$1,000.00	$1,040.10	0.90%	$4.55
Hypothetical (5% return before expenses)	$1,000.00	$1,020.33	0.90%	$4.51
RiverFront Dynamic Equity Income Fund
Class A
Actual	$1,000.00	$1,094.00	1.15%	$5.97
Hypothetical (5% return before expenses)	$1,000.00	$1,019.09	1.15%	$5.76
Class C
Actual	$1,000.00	$1,090.50	1.90%	$9.85
Hypothetical (5% return before expenses)	$1,000.00	$1,015.37	1.90%	$9.49
Class I
Actual	$1,000.00	$1,095.60	0.90%	$4.68
Hypothetical (5% return before expenses)	$1,000.00	$1,020.33	0.90%	$4.51
RiverFront Global Allocation Fund
Class A
Actual	$1,000.00	$1,102.60	1.15%	$6.00
Hypothetical (5% return before expenses)	$1,000.00	$1,019.09	1.15%	$5.76
Class C
Actual	$1,000.00	$1,099.40	1.90%	$9.89
Hypothetical (5% return before expenses)	$1,000.00	$1,015.37	1.90%	$9.49
Class I
Actual	$1,000.00	$1,104.60	0.90%	$4.70
Hypothetical (5% return before expenses)	$1,000.00	$1,020.33	0.90%	$4.51
RiverFront Global Growth Fund
Class A
Actual	$1,000.00	$1,109.50	1.15%	$6.01
Hypothetical (5% return before expenses)	$1,000.00	$1,019.09	1.15%	$5.76
Class C
Actual	$1,000.00	$1,105.80	1.90%	$9.92
Hypothetical (5% return before expenses)	$1,000.00	$1,015.37	1.90%	$9.49
Class I
Actual	$1,000.00	$1,111.30	0.90%	$4.71
Hypothetical (5% return before expenses)	$1,000.00	$1,020.33	0.90%	$4.51
Class L
Actual	$1,000.00	$1,110.70	0.90%	$4.71
Hypothetical (5% return before expenses)	$1,000.00	$1,020.33	0.90%	$4.51
Investor Class
Actual	$1,000.00	$1,109.40	1.15%	$6.01
Hypothetical (5% return before expenses)	$1,000.00	$1,019.09	1.15%	$5.76

4 | April 30, 2017

Disclosure of Fund Expenses

April 30, 2017 (Unaudited)

	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expense Ratio(a)	Expenses Paid During Period November 1, 2016 -April 30, 2017(b)
RiverFront Moderate Growth & Income Fund
Class A
Actual	$1,000.00	$1,065.90	1.15%	$5.89
Hypothetical (5% return before expenses)	$1,000.00	$1,019.09	1.15%	$5.76
Class C
Actual	$1,000.00	$1,062.30	1.90%	$9.72
Hypothetical (5% return before expenses)	$1,000.00	$1,015.37	1.90%	$9.49
Class I
Actual	$1,000.00	$1,067.90	0.90%	$4.61
Hypothetical (5% return before expenses)	$1,000.00	$1,020.33	0.90%	$4.51

(a)	Annualized, based on the Fund's most recent fiscal half year expenses.
(b)
Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181), divided by 365.

(c)	Includes expenses of the CoreCommodity Management Cayman Commodity Fund Ltd. (wholly-owned subsidiary), exclusive of the subsidiary's management fee.
(d)	Includes expenses of the Kotak Mauritius Portfolio (wholly-owned subsidiary).

5 | April 30, 2017

ALPS | Alerian MLP Infrastructure Index Fund

Management Commentary	April 30, 2017 (Unaudited)

During the six-month period of November 1, 2016 to April 30, 2017 the Alerian MLP Infrastructure Index Fund’s (“Fund”) Class A shares delivered a net return of 8.76% at Net Asset Value. Class A delivered a net return of 2.80% at MOP, Class C was 7.44% with CDSC, and Class I was 8.96%.

This compares to the Alerian MLP Infrastructure Index (“AMZI”), the Fund’s index, which returned 5.8% on a price-return and 9.5% on a total-return basis. The difference in performance between the AMZI and the Fund is primarily attributable to the Fund’s operating expenses and the impact of the Fund’s C Corporation tax election.

During the period, Rice Midstream Partners (RMP) was added to the index and Energy Transfer Partners (ETP) was removed due to its merger with Sunoco Logistics Partners (SXL). After the merger close, Sunoco Logistics changed its name and ticker to Energy Transfer Partners and ETP.

Energy MLPs rallied from November through January, largely as a function of the new administration and its pro-energy stance. Expedited approvals for the Dakota Access Pipeline and Keystone XL projects resulted in energy infrastructure MLPs rallying further. However, as oil prices began to decline from mid-$50/barrel to sub-$50/barrel in March, energy MLP equity performance became sluggish, mirroring the broader selloff in the energy sector. While oil prices recovered in early April, by late April, they again fell below the $50/barrel mark; this pricing volatility has continued to impact the performance of energy MLPs.

After a year-long hiatus, energy MLPs began announcing new infrastructure projects in areas of high production growth, namely the Permian and the SCOOP/STACK. In the Permian, oil production increased over 70% even during the commodity downturn. During the first quarter, MLPs proposed several newbuild and expansion crude oil takeaway projects, both to the Gulf Coast and to Cushing, Oklahoma. While the Permian is traditionally known as an oil play, oftentimes natural gas comes with the territory. Natural gas output has increased over one billion cubic feet per day since May 2016. During the period, MLPs also proposed a handful of natural gas takeaway solutions, some to the Gulf Coast and others further south to Mexico. Rig counts in Oklahoma have more than doubled in the past year. As a results, MLPs have begun announcing several large capacity natural gas takeaway projects from the SCOOP and STACK natural gas plays in Oklahoma. Such project announcements prove to be positives signs for the space. Execution will be the key.

The direction and magnitude of change in short-term commodity prices still remains unknown. In the meantime, energy infrastructure MLPs can only focus on what is within their control—that is, improving balance sheets, project execution, and focusing on growth opportunities. Over the long-term, fundamentals for energy infrastructure MLPs to support the growing supply of domestic energy resources remains intact.

The views of the author and information discussed in this commentary are as of the date of publication, are subject to change, and may not reflect the writer’s current views. The views expressed are those of the author only, and represent an assessment of market conditions at a specific point in time, are opinions only and should not be relied upon as investment advice regarding a particular investment or markets in general. Such information does not constitute a recommendation to buy or sell specific securities or investment vehicles. It should not be assumed that any investment will be profitable or will equal the performance of the fund(s) or any securities or any sectors mentioned in this letter. The subject matter contained in this letter has been derived from several sources believed to be reliable and accurate at the time of compilation. Neither ALPS Advisors, Inc., Alerian, nor the Fund accept any liability for losses either direct or consequential caused by the use of this information.

Diversification cannot guarantee gain or prevent losses.

ALPS | Alerian MLP Infrastructure Index Fund (NYSE: ALERX) delivers exposure to the Alerian MLP Infrastructure Index (NYSE: AMZI), a capped, float-adjusted, capitalization-weighted composite of energy infrastructure Master Limited Partnerships that earn the majority of their cash flow from the transportation, storage, and processing of energy commodities.
6 | April 30, 2017

ALPS | Alerian MLP Infrastructure Index Fund

Performance Update	April 30, 2017 (Unaudited)

Performance of $10,000 Initial Investment (as of April 30, 2017)
Comparison of change in value of a $10,000 investment (includes maximum sales charges of 5.50%)

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Average Annual Total Returns (as of April 30, 2017)

	6 Month	1 Year	3 Year	Since Inception^	Total Expense Ratio	What You Pay*
Class A (NAV)	8.76%	13.46%	-6.00%	0.16%	1.75%	1.25%
Class A (MOP)	2.80%	7.18%	-7.74%	-1.13%
Class C (NAV)	8.44%	12.85%	-6.27%	-0.16%	2.35%	1.85%
Class C (CDSC)	7.44%	11.85%	-6.52%	-0.33%
Class I	8.96%	13.78%	-5.72%	0.40%	1.35%	0.85%
Alerian MLP Infrastructure Index[1]	9.54%	14.97%	-5.44%	3.40%

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please call 1-866-759-5679.
Maximum Offering Price (MOP) for Class A shares includes the Fund’s maximum sales charge of 5.50%. Performance shown at NAV does not include these sales charges and would have been lower had it been taken into account. If you invest $1 million or more, either as a lump sum or through the Fund’s accumulation or letter of intent programs, you can purchase Class A shares without an initial sales charge (load). A Contingent Deferred Sales Charge (“CDSC”) of 1.00% may apply to Class C shares redeemed within the first 12 months after a purchase, and on Class A shares redeemed within the first 18 months after a purchase in excess of $1 million.

Performance less than 1 year is cumulative.

7 | April 30, 2017

ALPS | Alerian MLP Infrastructure Index Fund

Performance Update	April 30, 2017 (Unaudited)

[1]
Alerian MLP Infrastructure Index is comprised of midstream energy Master Limited Partnerships. The index is not actively managed and does not reflect any deductions for fees, expenses or taxes. An investor may not invest directly in an index.

^	Fund inception date of December 31, 2012.
*	What You Pay reflects the Advisor's and Sub-Advisor’s decision to contractually limit expenses through February 28, 2018. Please see the prospectus for additional information.

The Fund is “non-diversified” and will generally be more volatile than diversified funds.

Investments in securities of MLPs involve risks that differ from an investment in common stock. MLPs are controlled by their general partners, which generally have conflicts of interest and limited fiduciary duties to the MLP, which may permit the general partner to favor its own interests over the MLPs. The benefit you are expected to derive from the Fund’s investment in MLPs depends largely on the MLPs being treated as partnerships for federal income tax purposes. As a partnership, an MLP has no federal income tax liability at the entity level. Therefore, treatment of one or more MLPs as a corporation for federal income tax purposes could affect the Fund’s ability to meet its investment objective and would reduce the amount of cash available to pay or distribute to you. Legislative, judicial, or administrative changes and differing interpretations, possibly on a retroactive basis, could negatively impact the value of an investment in MLPs and therefore the value of your investment in the Fund.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

This Fund is not suitable for all investors and is subject to investment risks, including possible loss of the principal amount invested.

There is no guarantee that the Fund will continue to hold any one particular security or stay invested in any one particular company. The composition of the Fund's top holdings is subject to change. Performance figures are historical and reflect the change in share price, reinvested distributions, changes in net asset value, sales charges and capital gains distributions, if any.

Not FDIC Insured – No Bank Guarantee – May Lose Value

Top Ten Holdings (as a % of Net Assets) †

Energy Transfer Partners LP	10.16%
Enterprise Products Partners LP	9.87%
Magellan Midstream Partners LP	9.84%
Plains All American Pipeline LP	8.20%
Williams Partners LP	7.00%
Buckeye Partners LP	6.54%
MPLX LP	6.41%
ONEOK Partners LP	5.53%
Western Gas Partners LP	3.54%
EQT Midstream Partners LP	3.09%
Top Ten Holdings	70.18%

†	Holdings are subject to change, and may not reflect the current or future position of the Portfolio. Table presents approximate values only.

Industry Sector Allocation (as a % of Total Investments)

8 | April 30, 2017

ALPS | Alerian MLP Infrastructure Index Fund

Statement of Investments	April 30, 2017 (Unaudited)

		Value
	Shares	(Note 2)
MASTER LIMITED PARTNERSHIPS (99.49%)
Gathering & Processing (29.71%)
Oil & Gas (1.76%)
Antero Midstream Partners LP	24,255	$825,155

Oil & Gas Services (1.25%)
Rice Midstream Partners LP	23,142	583,641

Pipelines (26.70%)
DCP Midstream LP	28,657	1,085,814
EnLink Midstream Partners LP	50,304	892,896
MPLX LP	85,218	3,002,230
ONEOK Partners LP	50,373	2,592,195
Western Gas Partners LP	28,289	1,660,847
Williams Partners LP	80,164	3,281,112
		12,515,094

TOTAL GATHERING & PROCESSING		13,923,890

Pipeline Transportation | Natural Gas (29.12%)
Pipelines (29.12%)
Boardwalk Pipeline Partners LP	39,422	715,115
Energy Transfer Partners LP	198,778	4,758,745
Enterprise Products Partners LP	169,224	4,623,200
EQT Midstream Partners LP	18,566	1,448,891
Spectra Energy Partners LP	24,770	1,118,366
TC PipeLines LP	16,246	983,370
		13,647,687

TOTAL PIPELINE TRANSPORTATION | NATURAL GAS		13,647,687

Pipeline Transportation | Petroleum (40.66%)
Pipelines (40.66%)
Buckeye Partners LP	44,328	3,066,611
Enbridge Energy Partners LP	68,288	1,320,690
Genesis Energy LP	32,568	1,020,681
Magellan Midstream Partners LP	62,060	4,611,058
NGL Energy Partners LP	34,757	556,112
NuStar Energy LP	20,627	993,603
Phillips 66 Partners LP	13,593	716,079
Plains All American Pipeline LP	131,381	3,842,894
Shell Midstream Partners LP	27,953	895,335
Tallgrass Energy Partners LP	14,549	746,364
Tesoro Logistics LP	23,363	1,281,694
		19,051,121

TOTAL PIPELINE TRANSPORTATION | PETROLEUM		19,051,121

TOTAL MASTER LIMITED PARTNERSHIPS (Cost $38,607,494)		46,622,698
		Value
	Shares	(Note 2)
TOTAL INVESTMENTS (99.49%) (Cost $38,607,494)		$46,622,698

Other Assets In Excess Of Liabilities (0.51%)		237,078

NET ASSETS (100.00%)		$46,859,776

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Financial Statements.

9 | April 30, 2017

ALPS | Alerian MLP Infrastructure Index Fund

Statement of Assets and Liabilities	April 30, 2017 (Unaudited)

ASSETS
Investments, at value	$46,622,698
Receivable for investments sold	2,118,372
Receivable for shares sold	43,217
Dividends receivable	324,302
Deferred tax asset(a)	–
Income tax receivable	6,734
Prepaid expenses and other assets	27,365
Total Assets	49,142,688
LIABILITIES
Payable for investments purchased	1,743,388
Franchise tax payable	4,127
Payable for shares redeemed	17,555
Payable due to custodian ‐ overdraft	130,256
Investment advisory fees payable	14,697
Administration and transfer agency fees payable	4,465
Distribution and services fees payable	13,789
Trustees’ fees and expenses payable	3
Professional fees payable	20,858
Accrued expenses and other liabilities	333,774
Total Liabilities	2,282,912
NET ASSETS	$46,859,776
NET ASSETS CONSIST OF
Paid‐in capital	$51,158,296
Accumulated net investment loss, net of deferred income taxes	(1,437,420)
Accumulated net realized loss, net of deferred income taxes	(10,873,240)
Net unrealized appreciation, net of deferred income taxes	8,012,140
NET ASSETS	$46,859,776
INVESTMENTS, AT COST	$38,607,494
PRICING OF SHARES
Class A:
Net Asset Value, offering and redemption price per share	$7.38
Net Assets	$11,889,744
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	1,610,236
Maximum offering price per share ((NAV/0.9450), based on maximum sales charge of 5.50% of the offering price)	$7.81
Class C:
Net Asset Value, offering and redemption price per share(b)	$7.26
Net Assets	$9,534,219
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	1,313,540
Class I:
Net Asset Value, offering and redemption price per share	$7.47
Net Assets	$25,435,813
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	3,402,984

(a)	Any net tax benefit was fully offset by a 100% valuation allowance recorded as of April 30, 2017. See Note 4 for additional information.
(b)	Redemption price per share may be reduced for any applicable contingent deferred sales charge. For a description of a possible sales charge, please see the Fund’s Prospectus.

See Notes to Financial Statements.
10 | April 30, 2017

ALPS | Alerian MLP Infrastructure Index Fund

Statement of Operations	For the Six Months Ended April 30, 2017 (Unaudited)

INVESTMENT INCOME
Dividends	$395
Distributions from master limited partnerships	1,529,311
Less return of capital distributions	(1,529,311)
Total Investment Income	395

EXPENSES
Investment advisory fees	153,563
Administrative fees	22,921
Transfer agency fees	471
Distribution and service fees
Class A	19,291
Class C	45,816
Professional fees	45,972
Delegated transfer agent equivalent services
Class C	3
Class I	155
Reports to shareholders and printing fees	2,553
State registration fees	20,744
Insurance fees	181
Franchise tax expenses	68
Custody fees	5,821
Trustees’ fees and expenses	529
Miscellaneous expenses	8,130
Total Expenses	326,218
Less fees waived/reimbursed by investment advisor (Note 8)
Class A	(19,828)
Class C	(15,533)
Class I	(39,127)
Net Expenses	251,730
Net Investment Loss, before deferred income taxes	(251,335)
Deferred income tax benefit	–
Net Investment Loss, net of deferred income taxes	(251,335)

REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized loss on investments, before deferred income taxes	(314,667)
Deferred income tax benefit	–
Net Realized Loss on investments, net of deferred income taxes	(314,667)

Net change in unrealized appreciation on investment, before deferred income taxes	3,945,043
Deferred income tax benefit	–
Net Change in Unrealized Appreciation on Investments, net of deferred income taxes	3,945,043
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS, NET OF DEFERRED INCOME TAXES	3,630,376
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,379,041

See Notes to Financial Statements.
11 | April 30, 2017

ALPS | Alerian MLP Infrastructure Index Fund

Statements of Changes in Net Assets

	For the Six Months Ended April 30, 2017 (Unaudited)	For the Year Ended October 31, 2016
OPERATIONS
Net investment loss, net of deferred income taxes	$(251,335)	$(404,789)
Net realized loss on investments, net of deferred income taxes	(314,667)	(8,137,420)
Net change in unrealized appreciation on investments, net of deferred income taxes	3,945,043	8,857,590
Net Increase in Net Assets Resulting from Operations	3,379,041	315,381

DISTRIBUTIONS
Distributions to shareholders from net investment income
Class A	–	(35,289)
Class C	–	(29,661)
Class I	–	(64,431)
Distributions to shareholders from tax return of capital
Class A	(210,258)	(821,410)
Class C	(164,873)	(690,411)
Class I	(407,289)	(1,499,725)
Net Decrease in Net Assets from Distributions	(782,420)	(3,140,927)

BENEFICIAL INTEREST TRANSACTIONS (NOTE 6)
Shares sold
Class A	3,423,739	9,184,684
Class C	1,566,699	4,730,039
Class I	5,774,200	19,959,806
Distributions reinvested
Class A	195,694	783,421
Class C	161,682	705,911
Class I	383,364	1,469,292
Shares redeemed, net of redemption fees
Class A	(3,568,935)	(12,504,205)
Class C	(1,800,803)	(3,582,134)
Class I	(2,565,253)	(4,384,484)
Net Increase in Net Assets Derived from Beneficial Interest Transactions	3,570,387	16,362,330

Net increase in net assets	6,167,008	13,536,784

NET ASSETS
Beginning of period	40,692,768	27,155,984
End of period *	$46,859,776	$40,692,768
*Including accumulated net investment loss, net of deferred income taxes, of:	$(1,437,420)	$(1,186,085)

See Notes to Financial Statements.
12 | April 30, 2017

ALPS | Alerian MLP Infrastructure Index Fund – Class A

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2017 (Unaudited)		For the Year Ended October 31, 2016		For the Year Ended October 31, 2015		For the Fiscal Period Ended October 31, 2014(a)		For the Year Ended April 30, 2014	For the Period January 2, 2013 (Commencement) to April 30, 2013
Net asset value, beginning of period	$6.90		$7.60		$11.32		$11.23		$11.10	$10.00

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(b)	(0.04)		(0.08)		(0.15)		(0.05)		(0.09)	(0.03)
Net realized and unrealized gain/(loss)	0.65		(0.02)		(2.83)		0.67		0.90	1.29
Total from investment operations	0.61		(0.10)		(2.98)		0.62		0.81	1.26

DISTRIBUTIONS:
From net investment income	–		(0.02)		(0.00	)(c)	(0.03)		(0.36)	–
From tax return of capital	(0.13)		(0.58)		(0.74)		(0.50)		(0.32)	(0.16)
Total distributions	(0.13)		(0.60)		(0.74)		(0.53)		(0.68)	(0.16)

REDEMPTION FEES ADDED TO PAID‐IN
CAPITAL (NOTE 6)	–		0.00	(c)	–		–		–	–
Net increase/(decrease) in net asset value	0.48		(0.70)		(3.72)		0.09		0.13	1.10
Net asset value, end of period	$7.38		$6.90		$7.60		$11.32		$11.23	$11.10
TOTAL RETURN(d)	8.76%		(0.63%)		(27.23%)		5.61%		7.59%	12.68%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$11,890		$11,122		$14,393		$10,619		$8,223	$928

Ratio of expenses to average net assets before waivers, franchise tax expense and income tax expense/benefit	1.52	%(e)	1.71%		1.77%		2.20	%(e)	3.09%	5.51	%(e)(f)
Ratio of expense waivers to average net assets	(0.34	%)(e)	(0.50%)		(0.53%)		(0.97	%)(e)	(1.84%)	(4.26%	)(e)(f)
Ratio of expenses to average net assets net of waivers before franchise tax expense and income tax expense/benefit	1.18	%(e)(g)	1.21	%(g)	1.24	%(g)	1.23	%(e)(g)	1.25%	1.25	%(e)(f)
Ratio of franchise tax expense and income tax expense/(benefit) to average net assets(h)	(0.00	%)(c)	(0.02%)		(4.03%)		4.49	%(e)	5.38%	20.55	%(e)
Ratio of total expenses to average net assets	1.18	%(e)	1.19%		(2.79%)		5.72	%(e)	6.63%	21.80	%(e)

Ratio of investment loss to average net assets before waivers, franchise tax expense and income tax expense/benefit	(1.52	%)(e)	(1.71%)		(1.77%)		(2.20	%)(e)	(3.09%)	(5.51	%)(e)(f)
Ratio of expense waivers to average net assets	(0.34	%)(e)	(0.50%)		(0.53%)		(0.97	%)(e)	(1.84%)	(4.26	%)(e)(f)
Ratio of investment loss to average net assets net of waivers before franchise tax expense and income tax expense/benefit	(1.18	%)(e)(g)	(1.21	%)(g)	(1.24	%)(g)	(1.23	%)(e)(g)	(1.25%)	(1.25	%)(e)(f)
Ratio of franchise tax expense and income tax (expense)/benefit to average net assets(i)	(0.00	%)(c)	(0.02%)		(0.34%)		0.43	%(e)	0.43%	0.40	%(e)
Ratio of net investment loss to average net assets	(1.18	%)(e)	(1.23%)		(1.58%)		(0.80	%)(e)	(0.82%)	(0.85	%)(e)

Portfolio turnover rate(j)	15%		63%		52%		7%		63%	3%

See Notes to Financial Statements.
13 | April 30, 2017

ALPS | Alerian MLP Infrastructure Index Fund – Class A

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

(a)	Effective May 1, 2014, the Board approved changing the fiscal year-end of the Funds from April 30 to October 31.
(b)	Calculated using the average shares method.
(c)	Less than $0.005 or ($0.005) per share.
(d)
Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude any applicable sales charges.

(e)	Annualized.
(f)	Expense ratios before reductions for startup periods may not be representative of longer term operating periods.
(g)
According to the Fund’s shareholder services plan with respect to the Fund’s Class A shares, any amount of such payment not paid during the Fund’s fiscal year for such service activities shall be reimbursed to the Fund as soon as practical after the end of the fiscal year. Fees were reimbursed to the Fund during the period ended April 30, 2017, October 31, 2016, October 31, 2015 and October 31, 2014, for the prior fiscal year in the amount of 0.07% (annualized), 0.04%, 0.01% and 0.02% (annualized) of average net assets of Class A shares respectively.

(h)	Adjustment for income tax expense estimate for the ratio calculation is derived from the net investment loss, and realized and unrealized gains/losses.
(i)	Adjustment for income tax benefit for the ratio calculation is derived from net investment loss only.
(j)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

14 | April 30, 2017

ALPS | Alerian MLP Infrastructure Index Fund – Class C

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2017 (Unaudited)		For the Year Ended October 31, 2016	For the Year Ended October 31, 2015		For the Fiscal Period Ended October 31, 2014(a)		For the Year Ended April 30, 2014	For the Period January 2, 2013 (Commencement) to April 30, 2013
Net asset value, beginning of period	$6.81		$7.54	$11.23		$11.17		$11.09	$10.00

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(b)	(0.07)		(0.12)	(0.22)		(0.07)		(0.13)	(0.05)
Net realized and unrealized gain/(loss)	0.65		(0.01)	(2.73)		0.66		0.89	1.30
Total from investment operations	0.58		(0.13)	(2.95)		0.59		0.76	1.25

DISTRIBUTIONS:
From net investment income	–		(0.02)	(0.00	)(c)	(0.08)		(0.35)	–
From tax return of capital	(0.13)		(0.58)	(0.74)		(0.45)		(0.33)	(0.16)
Total distributions	(0.13)		(0.60)	(0.74)		(0.53)		(0.68)	(0.16)

Net increase/(decrease) in net asset value	0.45		(0.73)	(3.69)		0.06		0.08	1.09
Net asset value, end of period	$7.26		$6.81	$7.54		$11.23		$11.17	$11.09
TOTAL RETURN(d)	8.44%		(1.04%)	(27.18%)		5.37%		7.13%	12.58%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$9,534		$9,078	$8,291		$6,773		$3,429	$563

Ratio of expenses to average net assets before waivers, franchise tax expense and income tax expense/benefit	2.19	%(e)	2.35%	2.38%		2.82	%(e)	3.71%	7.01	%(e)(f)
Ratio of expense waivers to average net assets	(0.34	%)(e)	(0.50%)	(0.53%)		(0.97	%)(e)	(1.86%)	(5.16	%)(e)(f)
Ratio of expenses to average net assets net of waivers before franchise tax expense and income tax expense/benefit	1.85	%(e)	1.85%	1.85%		1.85	%(e)	1.85%	1.85	%(e)(f)
Ratio of franchise tax expense and income tax expense/(benefit) to average net assets(g)	(0.00	%)(c)	(0.02%)	(4.09%)		4.27	%(e)	5.16%	20.55	%(e)
Ratio of total expenses to average net assets	1.85	%(e)	1.83%	(2.24%)		6.12	%(e)	7.01%	22.40	%(e)

Ratio of investment loss to average net assets before waivers, franchise tax expense and income tax expense/benefit	(2.19	%)(e)	(2.35%)	(2.38%)		(2.82	%)(e)	(3.71%)	(7.01	%)(e)(f)
Ratio of expense waivers to average net assets	(0.34	%)(e)	(0.50%)	(0.53%)		(0.97	%)(e)	(1.86%)	(5.16	%)(e)(f)
Ratio of investment loss to average net assets net of waivers before franchise tax expense and income tax expense/benefit	(1.85	%)(e)	(1.85%)	(1.85%)		(1.85	%)(e)	(1.85%)	(1.85	%)(e)(f)
Ratio of franchise tax expense and income tax (expense)/benefit to average net assets(h)	(0.00	%)(c)	(0.02%)	(0.40%)		0.65	%(e)	0.65%	0.40	%(e)
Ratio of net investment loss to average net assets	(1.85	%)(e)	(1.87%)	(2.25%)		(1.20	%)(e)	(1.20%)	(1.45	%)(e)

Portfolio turnover rate(i)	15%		63%	52%		7%		63%	3%

See Notes to Financial Statements.
15 | April 30, 2017

ALPS | Alerian MLP Infrastructure Index Fund – Class C

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

(a)	Effective May 1, 2014, the Board approved changing the fiscal year-end of the Funds from April 30 to October 31.
(b)	Calculated using the average shares method.
(c)	Less than $0.005 or ($0.005) per share.
(d)
Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude any applicable sales charges.

(e)	Annualized.
(f)	Expense ratios before reductions for startup periods may not be representative of longer term operating periods.
(g)	Adjustment for income tax expense estimate for the ratio calculation is derived from the net investment loss, and realized and unrealized gains/losses.
(h)	Adjustment for income tax benefit for the ratio calculation is derived from net investment loss only.
(i)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.
16 | April 30, 2017

ALPS | Alerian MLP Infrastructure Index Fund – Class I

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2017 (Unaudited)		For the Year Ended October 31, 2016	For the Year Ended October 31, 2015		For the Fiscal Period Ended October 31, 2014(a)		For the Year Ended April 30, 2014	For the Period January 2, 2013 (Commencement) to April 30, 2013
Net asset value, beginning of period	$6.97		$7.66	$11.36		$11.25		$11.11	$10.00

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(b)	(0.03)		(0.06)	(0.11)		(0.03)		(0.06)	(0.02)
Net realized and unrealized gain/(loss)	0.66		(0.03)	(2.85)		0.67		0.88	1.29
Total from investment operations	0.63		(0.09)	(2.96)		0.64		0.82	1.27

DISTRIBUTIONS:
From net investment income	–		(0.02)	(0.00	)(c)	(0.04)		(0.27)	–
From tax return of capital	(0.13)		(0.58)	(0.74)		(0.49)		(0.41)	(0.16)
Total distributions	(0.13)		(0.60)	(0.74)		(0.53)		(0.68)	(0.16)

Net increase/(decrease) in net asset value	0.50		(0.69)	(3.70)		0.11		0.14	1.11
Net asset value, end of period	$7.47		$6.97	$7.66		$11.36		$11.25	$11.11
TOTAL RETURN(d)	8.96%		(0.48%)	(26.95%)		5.78%		7.68%	12.78%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$25,436		$20,492	$4,472		$6,658		$1,507	$2,256

Ratio of expenses to average net assets before waivers, franchise tax expense and income tax expense/benefit	1.19	%(e)	1.35%	1.38%		1.81	%(e)	3.03%	6.01	%(e)(f)
Ratio of expense waivers to average net assets	(0.34	%)(e)	(0.50%)	(0.53%)		(0.96	%)(e)	(2.18%)	(5.16	%)(e)(f)
Ratio of expenses to average net assets net of waivers before franchise tax expense and income tax expense/benefit	0.85	%(e)	0.85%	0.85%		0.85	%(e)	0.85%	0.85	%(e)(f)
Ratio of franchise tax expense and income tax expense/(benefit) to average net assets(g)	(0.00	%)(c)	(0.02%)	(3.92%)		4.63	%(e)	5.53%	20.55	%(e)
Ratio of total expenses to average net assets	0.85	%(e)	0.83%	(3.07%)		5.48	%(e)	6.38%	21.40	%(e)

Ratio of investment loss to average net assets before waivers, franchise tax expense and income tax expense/benefit	(1.19	%)(e)	(1.35%)	(1.38%)		(1.81	%)(e)	(3.03%)	(6.01	%)(e)(f)
Ratio of expense waivers to average net assets	(0.34	%)(e)	(0.50%)	(0.53%)		(0.96	%)(e)	(2.18%)	(5.16	%)(e)(f)
Ratio of investment loss to average net assets net of waivers before franchise tax expense and income tax expense/benefit	(0.85	%)(e)	(0.85%)	(0.85%)		(0.85	%)(e)	(0.85%)	(0.85	%)(e)(f)
Ratio of franchise tax expense and income tax (expense)/benefit to average net assets(h)	(0.00	%)(c)	(0.02%)	(0.23%)		0.28	%(e)	0.29%	0.40	%(e)
Ratio of net investment loss to average net assets	(0.85	%)(e)	(0.87%)	(1.08%)		(0.57	%)(e)	(0.56%)	(0.45	%)(e)

Portfolio turnover rate(i)	15%		63%	52%		7%		63%	3%

See Notes to Financial Statements.
17 | April 30, 2017

ALPS | Alerian MLP Infrastructure Index Fund – Class I

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

(a)	Effective May 1, 2014, the Board approved changing the fiscal year-end of the Funds from April 30 to October 31.
(b)	Calculated using the average shares method.
(c)	Less than $0.005 or ($0.005) per share.
(d)
Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)	Annualized.
(f)	Expense ratios before reductions for startup periods may not be representative of longer term operating periods.
(g)	Adjustment for income tax expense estimate for the ratio calculation is derived from the net investment loss, and realized and unrealized gains/losses.
(h)	Adjustment for income tax benefit for the ratio calculation is derived from net investment loss only.
(i)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.
18 | April 30, 2017

ALPS | CoreCommodity Management
CompleteCommodities® Strategy Fund

Management Commentary	April 30, 2017 (Unaudited)

The six months ending April 28, 2017 produced modestly negative results for commodity prices. Commodity prices, as measured by the diversified Bloomberg Commodity Total Return Index (BCOMTR), were down (0.76%). Commodity equities, evaluated against the Standard & Poor’s Global Natural Resources Total Return Index (SPGNRUT), gained 8.84% for the period. The ALPS/Core Commodity Management CompleteCommodities® Strategy Fund (the “Fund”) I shares (JCRIX) delivered a net negative return of (.04%) for the period (A shares (JCRAX) was (5.53%) at MOP and C shares (JCRCX) was down (1.42%) with CDSC).

While the performance of the Fund’s I shares (JCRIX) (.04%) and the Fund’s benchmark index, the Bloomberg Commodity Index Total Return (.76%), was essentially flat for the six months ending in April, there were numerous macro‐economic and geo‐political developments for markets to digest during the period. In the space of just a few weeks beginning in November, markets absorbed a surprise result in the US presidential election, the first Organization of Petroleum Export Countries (OPEC) coordinated supply cut in almost a decade, and the first rate hike by the US Federal Reserve Open Market Committee (FOMC) since June of 2006. Each one of these events had positive direct or indirect effects on various commodity sectors, at least initially.

Of the three events, the OPEC decision had the most obvious and direct positive impact on energy prices. OPEC agreed to reduce its output of crude oil by at least 1.2 million barrels a day. Their stated objective was to bring supply/demand back into balance and to begin to reduce crude oil inventories closer to their 5 year averages. Crude oil prices rose quickly after the announcement and continued to elevate into the early part of 2017. A warmer than normal finish to the winter in much of the Northern Hemisphere reduced some demand for heating oil, fuel oil, and natural gas. US independent unconventional producers using horizontal drilling and fracking techniques responded to the increased crude oil prices in a fairly robust fashion. Approximately 400 ‐ 500 thousand barrels a day of new production were added in the six month period. The combination of diminished demand and supply increases partially offset OPEC’s efforts to tighten fundamentals. Still, the net impact on crude oil prices was positive for the period. Brent North Sea crude (an international marker crude) rose by 7.08%. West Texas Intermediate crude oil (WTI—the US marker crude) increased by 5.27%. Natural gas prices also registered a gain for the period, climbing 8.26%. Better winter weather encouraged more driving; reformulated gasoline prices added 9.06%. Heating oil prices remained almost neutral, up just .22% for the period.

Most industrial metals prices advanced for the six months ending in April. President Trump’s policy goal to inject about $1 trillion into infrastructure projects in the US helped to push prices higher. The perceived demand for many new building, roads, bridges, and transportation hubs boosted aluminum and copper prices by 10.02% and 18.15% respectively. Some of the initial enthusiasm waned as time progressed due to political friction that had emerged in other areas in the early stages of the new administration. Nickel prices may have reflected some of the disappointment with the political challenges in the early stages of the Trump administration, falling (9.88%) for the period.

Precious metal prices were subdued during the six month time frame ending in April. Gold was barely negative, (.38%), while silver prices declined modestly, (3.40%). The night of President Trump’s election, precious metals prices jumped upward and then fell back almost immediately. During the ensuing 5+ months that followed, precious metals prices drifted higher. Gold almost reached $1300/ounce. Precious metals prices suffered a setback primarily in April, toward the end of this six month time frame. Relief about the outcome in the French runoff election, as centrist Emmanuel Macron defeated Marine Le Pen, weighed against precious metals prices. It was thought that Le Pen might lead France out of the European Union. Those fears, along with the price of precious metals, receded after the results of the election were revealed.

Agricultural prices saw a wide range in terms of performance for the last six months ending in April. An abundance of supplies and currency fluctuations in some of the key producing countries pressure a few specific crops significantly lower. Coffee, sugar, and cocoa fell (20.16%), (25.22%), and (32.69%) respectively. Cocoa prices fell to the lowest in more than 15 years. Grain prices were mixed: wheat and corn prices closed slightly higher, up 3.84% for wheat and up 3.31% for corn. Soybean prices slipped, (5.49%), during the last six months.

Some of the best performing commodities during the period were lean hogs and live cattle. A late season blizzard in the Midwest threatened livestock herds at a vulnerable time. Lean hog prices rose sharply, 54.33%, while live cattle prices added 28.92%.

{The Fund’s top equity holdings at the end of April 2017 included (YAR NO) Yara International 9.32% (6 months ending Apr. 28, 2017), Sanderson Farms (SAFM) 29.02% (6 months ending Apr 28, 2017), Cal‐Maine Foods (CALM) (2.33%)(6 months ending Apr. 28, 2017), Pilgrim’s Pride (PPC) 18.86% (6 months ending Apr. 28, 2017) , Monsanto (MON) 16.86% (6 months ending Apr. 28, 2017), Kubota Corp. (6326 JP) 4.44% (6 months ending Apr. 28, 2017), Syngenta AG‐Reg (SYNN VX) 16.89% (6 months ending Apr. 28, 2017), Mosaic Co. (MOS US) 16.63% (6 months ending Apr. 28, 2017), Hormel Foods Corp (HRL) (7.99%) (6 months ending Apr. 28, 2017), and Marine Harvest ASA (MHG NO) (1.35%) (6 months ending Apr. 28, 2017).}

U.S. Treasury Inflation Protected Bonds TIPS and nominal US Treasuries are held by the fund to invest excess cash and as collateral for commodity futures related investments held in our Cayman Island subsidiary. Nominal yields on the benchmark 10 year note stood at 1.82% in the end of October 2016. Rates moved moderately higher, to 2.39%, at the end of April 2017. During this six month period of time, the Federal Reserve raised short term interest rates twice, each by 25 basis points. The rise in 10 year note yields reflects a nearly commensurate amount. Despite the efforts by the Federal Reserve and other central banks to maintain historically low interest rates, we believe we may be nearing the end of what has been a significant multi‐year rally in US treasury prices. As a result, we continue to invest in TIPS and nominal US Treasuries with limited duration exposure. At the end of April, the Fund’s fixed income portfolio had a weighted average maturity of 0.9 years.
19 | April 30, 2017

ALPS | CoreCommodity Management
CompleteCommodities® Strategy Fund

Management Commentary	April 30, 2017 (Unaudited)

We strongly believe that the long term fundamental drivers of commodity demand and ultimately higher prices are still in place. The recent underperformance of commodity prices relative to the Standard and Poors 500 Index (S&P) may be a temporary phenomenon. Population growth is likely to remain unabated regardless of the economic environment in the US and Europe. A billion more people will probably be added to the world population over the next decade. The trend of wealth distribution to the developing world as those economies grow at rapid rates relative to the slow or negative growth occurring in the developed countries is contributing to ever increasing demand for raw materials and food. Incremental gains in disposable income in the developing nations have led to competition for the commodities needed for more complex and costly lifestyles. In a world with limited supplies of food, fuel, building materials, and other necessities of life, price may become the ultimate allocator.

Commodity producers have taken aggressive measures to control current costs, reduce future capital expenses, and to curtail production at unsustainable price levels. Most of the steps have been taken voluntarily; others have been imposed by anxious lenders. Regardless, supply responses may tilt the fundamental situation more in favor of producers and begin to reduce stored raw material. We feel that these changing fundamentals are far more constructive regarding commodity prices going forward. Additionally, we expect that the [aggressively accommodative central bank monetary policies [OK] already in place globally are likely to make commodities and other real assets more attractive over time as currencies, including the US Dollar, maydecline in value.

The Fund employs a strategy that combines an actively managed portfolio of commodity futures related exposure (collateralized by Treasury Inflation Protected Securities – TIPS), commodity equities, and physical commodity ETF’s. The Fund seeks to maintain a well‐diversified exposure to all sectors of the commodity markets without leverage. While the exact composition of the fund changes from time to time in response to structural and value opportunities identified by the Fund’s Policy Committee, the Fund allocated approximately 72% of its assets toward commodity futures related investments and approximately 28% of its assets in commodity equities taking a snapshot at the end of this six month period. The Fund maintained full commodity price exposure through commodity futures/swaps and natural resource equities at the end of April.

The Standard & Poor’s Global Natural Resources Index includes 90 of the largest publicly-traded companies in natural resources and commodities businesses that meet specific investability requirements, offering investors diversified and investable equity exposure across 3 primary commodity-related sectors: agribusiness, energy, and metals & mining.

The Standard & Poor’s 500® Index is a composite index of 500 stocks, a widely recognized, unmanaged index of common stock prices which does not reflect any deduction for fees, expenses, or taxes An investor may not invest directly in an index.

The views of the author and information discussed in this commentary are as of the date of publication, are subject to change, and may not reflect the writer's current views. The views expressed are those of the author only, and represent an assessment of market conditions at a specific point in time, are opinions only and should not be relied upon as investment advice regarding a particular investment or markets in general. Such information does not constitute a recommendation to buy or sell specific securities or investment vehicles. It should not be assumed that any investment will be profitable or will equal the performance of the fund(s) or any securities or any sectors mentioned in this letter. The subject matter contained in this letter has been derived from several sources believed to be reliable and accurate at the time of compilation. Neither ALPS Advisors, Inc., CoreCommodity Management, LLC, nor the Fund accepts any liability for losses either direct or consequential caused by the use of this information.

Diversification cannot guarantee gain or prevent losses.
20 | April 30, 2017

ALPS | CoreCommodity Management
CompleteCommodities® Strategy Fund

Performance Update	April 30, 2017 (Unaudited)

Performance of $10,000 Initial Investment (as of April 30, 2017)
Comparison of change in value of a $10,000 investment (includes maximum sales charges of 5.50%)

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Average Annual Total Returns (as of April 30, 2017)

	6 Month	1 Year	3 Year	5 Year	Since Inception^	Total Expense Ratio	What You Pay*
Class A (NAV)	‐0.09%	0.46%	‐12.49%	‐8.12%	‐2.59%	1.45%	1.45%
Class A (MOP)	‐5.53%	‐5.04%	‐14.12%	‐9.16%	‐3.39%
Class C (NAV)	‐0.42%	‐0.14%	‐13.05%	‐8.70%	‐3.17%	2.05%	2.05%
Class C (CDSC)	‐1.42%	‐1.14%	‐13.05%	‐8.70%	‐3.17%
Class I	‐0.04%	0.79%	‐12.22%	‐7.86%	‐2.30%	1.15%	1.15%
TR/CC CRB Total Return Index[1]	‐2.16%	‐1.12%	‐16.09%	‐9.76%	‐4.78%
Bloomberg Commodity TR Index[1]	‐0.76%	‐1.32%	‐15.03%	‐9.74%	‐5.44%

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data, please call 1-866-759-5679.

Maximum Offering Price (MOP) for Class A shares includes the Fund’s maximum sales charge of 5.50%. Performance shown at NAV does not include these sales charges and would have been lower had it been taken into account. If you invest $1 million or more, either as a lump sum or through the Fund’s accumulation or letter of intent programs, you can purchase Class A shares without an initial sales charge (load). A Contingent Deferred Sales Charge (“CDSC”) of 1.00% may apply to Class C shares redeemed within the first 12 months after a purchase, and on Class A shares redeemed within the first 18 months after a purchase in excess of $1 million. The Fund imposes a 2.00% redemption fee on shares held for less than 30 days.

Performance less than 1 year is cumulative.
21 | April 30, 2017

ALPS | CoreCommodity Management
CompleteCommodities® Strategy Fund

Performance Update	April 30, 2017 (Unaudited)

[1]
Thomson Reuters/CC CRB Total Return Index and the Bloomberg Commodity TR Index (formerly the Dow Jones-UBS Commodity Index) are unmanaged indices used as a measurement of change in commodity market conditions based on the performance of a basket of different commodities. Each index is composed of a different basket of commodities, a different weighting of the commodities in the basket, and a different re-balancing schedule. The indices are not actively managed and do not reflect any deduction for fees, expenses or taxes. An investor may not invest directly in an index.

^	Fund Inception date of June 29, 2010.
*	What You Pay reflects the Advisor’s decision to contractually limit expenses through February 28, 2018. Please see the prospectus for additional information.

Investments in securities of MLPs involve risks that differ from an investment in common stock. MLPs are controlled by their general partners, which generally have conflicts of interest and limited fiduciary duties to the MLP, which may permit the general partner to favor its own interests over the MLPs. The benefit you are expected to derive from the Fund’s investment in MLPs depends largely on the MLPs being treated as partnerships for federal income tax purposes. As a partnership, an MLP has no federal income tax liability at the entity level. Therefore, treatment of one or more MLPs as a corporation for federal income tax purposes could affect the Fund’s ability to meet its investment objective and would reduce the amount of cash available to pay or distribute to you. Legislative, judicial, or administrative changes and differing interpretations, possibly on a retroactive basis, could negatively impact the value of an investment in MLPs and therefore the value of your investment in the Fund.

Investing in commodity-related securities involves risk and considerations not present when investing in more conventional securities. The Fund may be more susceptible to high volatility of commodity markets.

Derivatives generally are more sensitive to changes in economic or market conditions than other types of investments; this could result in losses that significantly exceed the Fund's original investment.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

This Fund is not suitable for all investors, and is subject to investment risks, including possible loss of the principal amount invested.

There is no guarantee that the Fund will continue to hold any one particular security or stay invested in any one particular company. The composition of the Fund's top holdings is subject to change. Performance figures are historical and reflect the change in share price, reinvested distributions, changes in net asset value, sales charges and capital gains distributions, if any.

Not FDIC Insured – No Bank Guarantee – May Lose Value

Asset Type Allocation (as a % of Net Assets) †

Government Bonds	58.78%
Common Stocks	28.39%
Master Limited Partnerships	0.20%
Warrants	0.00%
Short Term Investments and Other Assets	12.63%
Total	100.00%

†	Holdings are subject to change, and may not reflect the current or future position of the portfolio. Table presents approximate values only.

22 | April 30, 2017

ALPS | CoreCommodity Management
CompleteCommodities® Strategy Fund

Consolidated Statement of Investments	April 30, 2017 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS (28.39%) Argentina (0.15%)
Adecoagro SA(a)	50,405	$558,991
YPF SA, Sponsored ADR	11,865	306,473
		865,464

Australia (1.09%)
Alumina, Ltd.	306,469	422,251
BHP Billiton, Ltd.	3,582	63,622
BlueScope Steel, Ltd.	27,028	236,791
Fortescue Metals Group, Ltd.	71,255	283,319
GrainCorp, Ltd., Class A	85,256	569,450
Iluka Resources, Ltd.	60,429	380,094
Incitec Pivot, Ltd.	328,759	933,003
Independence Group NL	77,396	188,931
Newcrest Mining, Ltd.	2,493	39,501
Northern Star Resources, Ltd.	89,422	286,585
Nufarm, Ltd.	104,189	793,430
Oil Search, Ltd.	106,452	575,516
OZ Minerals, Ltd.	84,555	448,269
Regis Resources, Ltd.	42,843	104,904
Santos, Ltd.(a)	7,201	18,765
South32, Ltd.	276,844	576,296
Woodside Petroleum, Ltd.	9,004	216,964
		6,137,691

Austria (0.14%)
OMV AG	10,444	480,948
Voestalpine AG	6,748	281,932
		762,880

Brazil (0.66%)
BRF SA, ADR	80,990	1,007,516
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	200,010	1,840,092
Cia Siderurgica Nacional SA, Sponsored ADR(a)	99,573	239,971
Gerdau SA, Sponsored ADR	97,748	298,131
Vale SA, Sponsored ADR	42,979	368,760
		3,754,470

Canada (3.85%)
Advantage Oil & Gas, Ltd.(a)	80,500	506,571
Agnico‐Eagle Mines, Ltd.	7,357	351,885
Agrium, Inc.	3,115	292,592
Alamos Gold, Inc., Class A	25,182	180,303
ARC Resources, Ltd.	62,887	825,563
Barrick Gold Corp.	5,870	98,146
Baytex Energy Corp.(a)	63,400	191,819
Birchcliff Energy, Ltd.	68,100	349,717
Bonavista Energy Corp.	37,000	77,792
Cameco Corp.	31,300	300,167
Canadian Energy Services & Technology Corp.	32,100	151,676
Canadian Natural Resources, Ltd.	17,474	556,896
Canadian Solar, Inc.(a)	20,133	267,769
Cenovus Energy, Inc.	53,300	531,419
		Value
	Shares	(Note 2)
Canada (continued)
Centerra Gold, Inc.	106,000	$547,452
Crescent Point Energy Corp.	97,978	969,695
Crew Energy, Inc.(a)	58,200	175,233
Dominion Diamond Corp.	21,401	260,236
Eldorado Gold Corp.	20,618	75,462
Encana Corp.	8,286	88,660
Enerflex, Ltd.	11,100	156,451
Enerplus Corp.	54,700	394,707
First Majestic Silver Corp.(a)	8,644	70,276
First Quantum Minerals, Ltd.	43,300	412,683
Fortuna Silver Mines, Inc.(a)	16,462	75,890
Franco‐Nevada Corp.	2,740	186,649
Freehold Royalties, Ltd.	26,200	260,263
Goldcorp, Inc.	23,499	328,046
Gran Tierra Energy, Inc.(a)	49,870	125,672
Guyana Goldfields, Inc.(a)	10,300	51,083
HudBay Minerals, Inc.	38,900	232,252
Husky Energy, Inc.(a)	61,613	711,345
IAMGOLD Corp.(a)	55,668	230,466
Imperial Oil, Ltd.	24,000	698,172
International Petroleum Corp.(a)	3,750	13,633
Kelt Exploration, Ltd.(a)	11,500	56,613
Kinross Gold Corp.(a)	37,388	130,484
Lundin Mining Corp.	50,600	269,857
MEG Energy Corp.(a)	35,900	162,530
Mullen Group, Ltd.	20,800	228,106
Nevsun Resources, Ltd.	83,300	184,901
New Gold, Inc.(a)	47,087	133,727
NuVista Energy, Ltd.(a)	24,200	109,029
OceanaGold Corp.	146,600	477,909
Osisko Gold Royalties, Ltd.	29,369	312,828
Painted Pony Petroleum, Ltd.(a)	16,900	61,902
Paramount Resources, Ltd., Class A(a)	15,300	195,250
Parex Resources, Inc.(a)	43,000	533,936
Pason Systems, Inc.	13,400	198,980
Peyto Exploration & Development Corp.	51,400	935,333
Potash Corp. of Saskatchewan, Inc.	13,495	227,796
PrairieSky Royalty, Ltd.	21,436	467,178
Precision Drilling Corp.(a)	89,606	355,736
Pretium Resources, Inc.(a)	28,723	284,645
Raging River Exploration, Inc.(a)	83,800	489,276
Secure Energy Services, Inc.	42,200	274,831
SEMAFO, Inc.(a)	124,800	287,075
Seven Generations Energy, Ltd., Class A(a)	11,900	210,705
ShawCor, Ltd.	12,700	318,651
Silver Standard Resources, Inc.(a)	7,693	79,315
Silver Wheaton Corp.	7,341	146,600
Spartan Energy Corp.(a)	54,900	91,698
Suncor Energy, Inc.	29,730	931,724
Teck Resources, Ltd., Class B	7,468	154,886
TORC Oil & Gas, Ltd.	40,900	177,976
Tourmaline Oil Corp.(a)	33,600	660,160
Turquoise Hill Resources, Ltd.(a)	71,705	195,755
Vermilion Energy, Inc.	19,300	679,505
Whitecap Resources, Inc.	114,800	812,401

23 | April 30, 2017

ALPS | CoreCommodity Management
CompleteCommodities® Strategy Fund

Consolidated Statement of Investments	April 30, 2017 (Unaudited)

		Value
	Shares	(Note 2)
Canada (continued)
Yamana Gold, Inc.	60,178	$162,481
		21,746,420

Chile (0.36%)
Sociedad Quimica y Minera de Chile SA,
Sponsored ADR	56,725	2,016,574

China (0.38%)
China Petroleum & Chemical Corp.,
Class H	386,358	312,927
CNOOC, Ltd., Sponsored ADR	12,289	1,427,367
PetroChina Co., Ltd., ADR	5,807	407,942
		2,148,236

Colombia (0.03%)
Ecopetrol SA, Sponsored ADR	17,585	160,727

Denmark (0.14%)
FLSmidth & Co. A/S	6,011	361,545
Vestas Wind Systems A/S	5,224	449,853
		811,398

Faroe Islands (0.11%)
Bakkafrost P/F	17,726	600,776

Finland (0.18%)
Kemira OYJ	17,283	221,210
Outokumpu OYJ	47,601	457,073
Outotec OYJ(a)	43,438	322,939
		1,001,222

Germany (0.42%)
Aurubis AG	3,605	252,030
K+S AG	61,139	1,458,845
Nordex SE(a)	1,102	16,614
Salzgitter AG	10,429	357,566
SMA Solar Technology AG	11,558	299,079
		2,384,134

Great Britain (1.12%)
Amec Foster Wheeler PLC	48,174	338,805
Antofagasta PLC	49,329	535,406
BP PLC, Sponsored ADR	19,946	684,547
Ensco PLC, Class A	9,480	74,797
FMC Technologies, Inc.(a)	23,571	710,194
John Wood Group PLC	38,450	378,235
Petrofac, Ltd.	12,709	134,072
Rio Tinto, Ltd.	15,101	683,433
Royal Dutch Shell PLC, Class A, Sponsored ADR	4,589	239,500
Royal Dutch Shell PLC, Class B	7,957	211,529
Seadrill, Ltd.(a)	152,696	105,330
Subsea 7 SA	41,346	683,803
Tullow Oil PLC(a)	17,523	47,639
		Value
	Shares	(Note 2)
Great Britain (continued)
United Utilities Group PLC	117,964	$1,487,382
		6,314,672

Israel (0.04%)
SolarEdge Technologies, Inc.(a)	15,457	249,631
Tower Semiconductor, Ltd.(a)	1	12
		249,643

Italy (0.04%)
Eni SpA, Sponsored ADR	8,120	251,558

Japan (2.83%)
Daido Steel Co., Ltd.	46,000	256,255
GS Yuasa Corp.	111,000	513,801
Hitachi Metals, Ltd.	62,000	868,195
Inpex Corp.	172,633	1,654,706
Japan Petroleum Exploration Co., Ltd.	19,200	420,083
Kubota Corp.	156,100	2,454,751
Kurita Water Industries, Ltd.	57,416	1,481,304
Kyoei Steel, Ltd.	2,600	42,029
Maruichi Steel Tube, Ltd.	9,200	260,794
Megmilk Snow Brand Co., Ltd.	49,300	1,470,487
Mitsubishi Materials Corp.	16,600	493,644
Nippon Light Metal Holdings Co., Ltd.	282,100	630,122
Nippon Steel & Sumitomo Metal Corp.	8,600	193,678
Nippon Suisan Kaisha, Ltd.	259,800	1,251,515
Nisshin Steel Co., Ltd.	29,000	354,322
Osaka Titanium Technologies Co., Ltd.	8,500	124,593
Sakata Seed Corp.	17,200	542,346
Sanyo Special Steel Co., Ltd.	9,000	49,491
Sumitomo Forestry Co., Ltd.	76,059	1,163,316
Sumitomo Metal Mining Co., Ltd.	53,000	718,632
Tokyo Steel Manufacturing Co., Ltd.	73,400	547,167
UACJ Corp.	54,000	143,386
Yamato Kogyo Co., Ltd.	14,400	360,145
		15,994,762

Jersey (0.03%)
Randgold Resources, Ltd., ADR	2,062	181,435

Luxembourg (0.27%)
APERAM SA	9,087	457,507
ArcelorMittal(a)	15,170	119,688
Tenaris SA, ADR	14,101	440,374
Ternium SA, Sponsored ADR	20,283	513,566
		1,531,135

Mexico (0.29%)
Grupo Lala SAB de CV	457,100	830,417
Grupo Mexico SAB de CV, Series B	225,583	$659,185
Industrias Penoles SAB de CV	4,967	121,423
		1,611,025

Netherlands (0.56%)
Core Laboratories N.V.	8,185	907,062
Frank's International N.V.	36,103	328,537

24 | April 30, 2017

ALPS | CoreCommodity Management
CompleteCommodities® Strategy Fund

Consolidated Statement of Investments	April 30, 2017 (Unaudited)

		Value
	Shares	(Note 2)
Netherlands (continued)
Fugro N.V.(a)	27,192	$401,058
OCI N.V.(a)	54,584	1,061,926
SBM Offshore N.V.	27,872	459,210
		3,157,793

Norway (1.72%)
Aker BP ASA	13,582	230,480
Aker Solutions ASA(a)(b)	25,002	142,686
DNO ASA(a)	295,286	249,683
Leroy Seafood Group ASA	14,666	737,229
Marine Harvest ASA	122,787	2,042,159
Norsk Hydro ASA	142,748	814,658
Petroleum Geo‐Services ASA(a)	73,782	173,756
Salmar ASA	16,124	382,537
Statoil ASA	45,429	749,743
TGS Nopec Geophysical Co. ASA	26,994	589,806
Yara International ASA	96,858	3,600,869
		9,713,606

Peru (0.26%)
Cia de Minas Buenaventura SAA, ADR	3,634	43,644
Southern Copper Corp.	40,283	1,424,810
		1,468,454

Singapore (0.27%)
First Resources, Ltd.	229,200	307,590
Wilmar International, Ltd.	480,161	1,220,035
		1,527,625

South Africa (0.27%)
African Rainbow Minerals, Ltd.	5,369	33,949
Exxaro Resources, Ltd.	25,818	220,010
Gold Fields, Ltd., Sponsored ADR	9,187	29,858
Harmony Gold Mining Co., Ltd., Sponsored ADR	85,537	186,471
Impala Platinum Holdings, Ltd.(a)	40,468	130,061
Kumba Iron Ore, Ltd.(a)	2,715	35,362
Sasol, Ltd.	21,474	658,822
Sibanye Gold, Ltd., Sponsored ADR	28,449	227,876
		1,522,409

South Korea (0.10%)
POSCO, Sponsored ADR	9,804	578,632

Spain (0.09%)
Acerinox SA	35,054	489,523

Sweden (0.33%)
Boliden AB	34,189	977,346
Holmen AB, B Shares	11,225	473,216
Lundin Petroleum AB(a)	11,251	214,800
SSAB AB, A Shares(a)	46,692	203,589
		1,868,951

Switzerland (0.59%)
Glencore PLC(a)	13,047	51,312

		Value
	Shares	(Note 2)
Switzerland (continued)
Noble Corp. PLC	136,543	$655,406
Syngenta AG(a)	4,622	2,147,954
Transocean, Ltd.(a)	31,936	352,254
Weatherford International, Ltd.(a)	20,498	118,273
		3,325,199

United States (12.07%)
AGCO Corp.	9,482	606,753
AK Steel Holding Corp.(a)	43,845	277,977
Alcoa Corp.	18,355	619,114
Allegheny Technologies, Inc.	21,476	394,085
American States Water Co.	17,980	800,470
American Water Works Co., Inc.	4,311	343,845
The Andersons, Inc.	13,426	501,461
Antero Resources Corp.(a)	11,129	235,824
Apache Corp.	4,465	217,178
Aqua America, Inc.	18,758	620,702
Archer‐Daniels‐Midland Co.	33,666	1,540,220
Archrock, Inc.	16,961	200,140
Atwood Oceanics, Inc.(a)	55,419	433,931
Baker Hughes, Inc.	8,263	490,574
Bill Barrett Corp.(a)	15,641	60,061
Bristow Group, Inc.	10,530	140,786
Bunge, Ltd.	14,978	1,183,711
Cabot Oil & Gas Corp.	22,858	531,220
Calgon Carbon Corp.	32,061	466,488
California Resources Corp.(a)	13,461	157,494
California Water Service Group	23,438	836,737
Callon Petroleum Co.(a)	41,394	490,105
Cal‐Maine Foods, Inc.(a)	72,035	2,719,321
Carpenter Technology Corp.	11,547	468,808
Carrizo Oil & Gas, Inc.(a)	6,370	160,206
Century Aluminum Co.(a)	18,820	256,705
CF Industries Holdings, Inc.	43,757	1,170,062
Chesapeake Energy Corp.(a)	11,489	60,432
Chevron Corp.	4,200	448,140
Cimarex Energy Co.	162	18,902
Clayton Williams Energy, Inc.(a)	654	86,263
Cliffs Natural Resources, Inc.(a)	36,069	242,384
Commercial Metals Co.	36,485	680,080
ConocoPhillips	21,142	1,012,913
CONSOL Energy, Inc.(a)	24,288	368,692
Continental Resources, Inc.(a)	8,757	371,384
CST Brands, Inc.	1,278	61,715
Darling Ingredients, Inc.(a)	15,237	230,536
Deere & Co.	3,208	358,045
Denbury Resources, Inc.(a)	96,050	213,231
Devon Energy Corp.	5,560	219,564
Diamond Offshore Drilling, Inc.(a)	3,190	46,000
Diamondback Energy, Inc.(a)	2,929	292,431
Dril‐Quip, Inc.(a)	21,364	1,101,314
Energen Corp.(a)	12,595	654,814
Energy Recovery, Inc.(a)	41,392	349,348
EOG Resources, Inc.	2,592	239,760
EP Energy Corp., Class A(a)	45,577	206,008
EQT Corp.	19,044	1,107,218
Exxon Mobil Corp.	18,947	1,547,023

25 | April 30, 2017

ALPS | CoreCommodity Management
CompleteCommodities® Strategy Fund

Consolidated Statement of Investments	April 30, 2017 (Unaudited)

		Value
	Shares	(Note 2)
United States (continued)
First Solar, Inc.(a)	13,777	$407,110
FMC Corp.	7,490	548,493
Forum Energy Technologies, Inc.(a)	14,276	241,264
Freeport‐McMoRan, Inc.(a)	6,296	80,274
Gulfport Energy Corp.(a)	1,352	21,470
Halliburton Co.	564	25,876
Harsco Corp.(a)	20,191	263,493
Helix Energy Solutions Group, Inc.(a)	35,512	217,333
Helmerich & Payne, Inc.	7,977	483,725
Hess Corp.	1,505	73,489
HollyFrontier Corp.	28,340	797,488
Hormel Foods Corp.	59,683	2,093,680
Ingredion, Inc.	14,657	1,814,830
Kaiser Aluminum Corp.	4,013	338,737
Kinder Morgan, Inc.	5,763	118,891
Kosmos Energy, Ltd.(a)	61,883	371,917
Laredo Petroleum, Inc.(a)	3,525	45,332
Lindsay Corp.	11,998	1,042,146
Marathon Oil Corp.	48,496	721,136
Marathon Petroleum Corp.	31,343	1,596,612
Matador Resources Co.(a)	16,455	356,744
McDermott International, Inc.(a)	76,972	503,397
Monsanto Co.	22,257	2,595,389
The Mosaic Co.	78,229	2,106,707
Murphy Oil Corp.	18,396	481,607
Nabors Industries, Ltd.	11,916	123,211
National Oilwell Varco, Inc.	6,663	233,005
Newfield Exploration Co.(a)	2,455	84,992
Newmont Mining Corp.	11,892	402,069
Newpark Resources, Inc.(a)	5,563	42,557
Noble Energy, Inc.	26,732	864,246
Nucor Corp.	8,618	528,542
Occidental Petroleum Corp.	3,720	228,929
Oceaneering International, Inc.	38,357	1,012,241
Oil States International, Inc.(a)	23,787	707,663
Parsley Energy, Inc., Class A(a)	13,039	388,432
Patterson‐UTI Energy, Inc.	10,224	221,298
PDC Energy, Inc.(a)	14,460	798,626
Phillips 66	10,779	857,577
Pilgrim's Pride Corp.	103,267	2,680,811
Pioneer Natural Resources Co.	1,396	241,494
Potlatch Corp. REIT	26,062	1,174,093
QEP Resources, Inc.(a)	29,793	351,855
Range Resources Corp.	7,790	206,357
Rayonier, Inc. REIT	39,316	1,109,498
Reliance Steel & Aluminum Co.	1,923	151,571
Rice Energy, Inc.(a)	16,471	350,668
Rowan Cos. PLC, Class A(a)	37,170	522,982
Royal Gold, Inc.	1,475	104,253
RPC, Inc.	37,099	674,089
RSP Permian, Inc.(a)	18,025	685,851
Sanchez Energy Corp.(a)	18,026	139,521
Sanderson Farms, Inc.	28,858	3,341,180
Schlumberger, Ltd.	8,966	650,842
Schnitzer Steel Industries, Inc., Class A	4,601	86,959
SJW Group	7,804	381,147
Southwestern Energy Co.(a)	28,613	214,884
		Value
	Shares	(Note 2)
United States (continued)
SRC Energy, Inc.(a)	36,500	$275,210
Steel Dynamics, Inc.	25,535	922,835
Stillwater Mining Co.(a)	20,552	369,525
SunCoke Energy, Inc.(a)	4,214	38,642
Superior Energy Services, Inc.(a)	13,527	163,406
Tahoe Resources, Inc.	10,800	87,504
TETRA Technologies, Inc.(a)	13,689	45,584
TimkenSteel Corp.(a)	3,384	51,031
Tyson Foods, Inc., Class A	5,219	335,373
United States Steel Corp.	3,059	68,277
Valero Energy Corp.	20,330	1,313,521
Walter Energy, Inc.(a)	68,768	4,587
Weyerhaeuser Co. REIT	21,210	718,383
Whiting Petroleum Corp.(a)	27,968	232,134
Worthington Industries, Inc.	6,412	278,922
WPX Energy, Inc.(a)	43,078	513,921
		68,167,613

TOTAL COMMON STOCKS
(Cost $157,731,482)		160,344,027

MASTER LIMITED PARTNERSHIPS (0.20%)
United States (0.20%)
Alliance Resource Partners LP	14,363	305,213
Buckeye Partners LP	977	67,589
Energy Transfer Partners LP	3,887	93,055
Enterprise Products Partners LP	10,676	291,668
Magellan Midstream Partners LP	2,054	152,612
MPLX LP	1,555	54,783
Plains All American Pipeline LP	3,090	90,383
Williams Partners LP	1,242	50,835
		1,106,138

TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $1,410,976)		1,106,138

WARRANTS (0.00%)(c)
United States (0.00%)(c)
Hycroft Mining Corp., Expires
10/12/2022(d)	2,912	728

TOTAL WARRANTS
(Cost $134,050)		728

	Principal	Value
	Amount	(Note 2)
GOVERNMENT BONDS (58.78%)
U.S. Treasury Bonds (58.78%)
United States Treasury Inflation Indexed Bonds
2.625%, 7/15/17(e)	$16,982,363	$17,124,216
1.625%, 1/15/18	69,760,800	70,758,170
0.125%, 4/15/19(e)	121,664,250	122,790,131
United States Treasury Notes
0.750%, 6/30/17(e)	60,000,000	60,000,780
0.750%, 1/31/18(e)	38,000,000	37,913,892

26 | April 30, 2017

ALPS | CoreCommodity Management
CompleteCommodities® Strategy Fund

Consolidated Statement of Investments	April 30, 2017 (Unaudited)

	Principal	Value
	Amount	(Note 2)
United States Treasury Notes (continued)
1.625%, 3/31/19	$23,250,000	$23,416,656
		332,003,845
TOTAL GOVERNMENT BONDS
(Cost $332,774,359)		332,003,845

	7-Day		Value
	Yield	Shares	(Note 2)
SHORT TERM INVESTMENTS (13.92%)
Money Market Fund (13.92%)
Dreyfus Treasury Prime Cash Management Fund, Institutional Shares	0.579%	78,653,209	78,653,209

TOTAL SHORT TERM INVESTMENTS (Cost $78,653,209)			78,653,209

TOTAL INVESTMENTS (101.29%) (Cost $570,704,076)			$572,107,947

Liabilities in Excess of Other Assets (‐1.29%)			(7,261,624	)(f)
NET ASSETS ‐ 100.00%			$564,846,323

(a)	Non-Income Producing Security.
(b)
These securities initially sold to other parties pursuant to Regulation S under the 1933 Act and subsequently resold to the Fund. At period end, the aggregate market value of those securities was $142,686, representing 0.025% of the Fund's net assets.

(c)	Less than 0.005%.
(d)
Fair valued security; valued by management in accordance with the procedures approved by the Fund’s Board of Trustees. As of April 30, 2017, these securities had a total value of $728 or less than 0.005% of total net assets.

(e)	Security, or portion of security, is being held as collateral for total return swap contracts and futures contracts aggregating a total market value of $37,583,163.
(f)	Includes cash which is being held as collateral for total return swap contracts in the amount of $2,182.

For Fund compliance purposes, the Fund's industry and geographical classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management.  This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease.  Industries and regions are shown as a percent of net assets.

See Notes to Financial Statements.

27 | April 30, 2017

ALPS | CoreCommodity Management
CompleteCommodities® Strategy Fund

Consolidated Statement of Investments	April 30, 2017 (Unaudited)

FUTURES CONTRACTS

			Expiration	Value	Unrealized
Description	Position	Contracts	Date	(Note 2)	Appreciation
LME Copper Future	Long	27	05/17/17	$3,857,963	$18,865
WTI Crude Future	Short	(447)	05/22/17	(22,050,510)	1,908,690
				$(18,192,547)	$1,927,555

			Expiration	Value	Unrealized
Description	Position	Contracts	Date	(Note 2)	Depreciation
Brent Crude Future	Long	1,168	05/31/17	$60,794,400	$(1,003,147)
Copper Future	Short	(55)	07/27/17	(3,585,313)	(15,245)
Gold 100 Oz Future	Short	(24)	06/28/17	(3,043,920)	(177,248)
LME Nickel Future	Long	36	09/20/17	2,049,084	(157,448)
LME Zinc Future	Long	9	09/20/17	591,638	(12,442)
Platinum Future	Long	90	07/27/17	4,269,150	(88,323)
Silver Future	Long	63	07/27/17	5,437,530	(213,379)
				$66,512,569	$(1,667,232)

See Notes to Financial Statements.

28 | April 30, 2017

ALPS | CoreCommodity Management
CompleteCommodities® Strategy Fund

Consolidated Statement of Investments	April 30, 2017 (Unaudited)

TOTAL RETURN SWAP CONTRACTS(a)

Swap Counterparty	Reference Obligation	Notional Dollars	Floating Rate/Fixed Amount Paid by Fund	Termination Date	Unrealized Appreciation
Citigroup	CRB 3m Fwd TR Index **	$113,819,362	USB3MTA + 27 bps*	9/29/2017	$497
Societe Generale	CRB 3m Fwd TR Index **	74,474,895	USB3MTA + 35 bps*	11/30/2017	$323
UBS	CRB 3m Fwd TR Index **	58,683,118	USB3MTA + 32 bps*	11/30/2017	$256
Bank of America ‐ Merrill Lynch	ML eXtra Silver GA6	1,199,879	USB3MTA + 10 bps*	6/30/2017	‐
					$1,076

Swap Counterparty	Reference Obligation	Notional Dollars	Floating Rate/Fixed Amount Paid by Fund	Termination Date	Unrealized Appreciation
Bank of America ‐ Merrill Lynch	MLCS Silver J‐F3	$(1,192,627)	USB3MTA + 35 bps*	6/30/2017	$	‐
					$	‐
				Total Appreciation		$1,076

Swap Counterparty	Reference Obligation	Notional Dollars	Floating Rate/Fixed Amount Paid by Fund	Termination Date	Unrealized Depreciation
Bank of America ‐ Merrill Lynch	CRB 3m Fwd TR Index **	$110,635,289	USB3MTA + 35 bps*	6/30/2017	(1)
				Total Depreciation	(1)

(a)
For long positions in the total return swap, the Fund receives payments based on any positive return of the Reference Obligation less the rate paid by the Fund. The Fund makes payments on any negative return of such Reference Obligations plus the rate paid by the fund. For short positions in the total return swap, the Fund makes payments based on any positive return of the Reference Obligation less the rate paid by the Fund. The Fund receives payments on any negative return of such Reference Obligations plus the rate paid by the Fund.

*	United States Auction Results 3 Month Treasury Bill High Discount
**	CRB - Commodity Research Bureau

See Notes to Financial Statements.

29 | April 30, 2017

ALPS | CoreCommodity Management
CompleteCommodities® Strategy Fund

Consolidated Statement of Assets and Liabilities	April 30, 2017 (Unaudited)

ASSETS
Investments, at value	$572,107,947
Foreign currency, at value (Cost $26,381)	26,672
Unrealized appreciation on total return swap contracts	1,076
Receivable for shares sold	337,927
Receivable for variation margin on futures contracts	58,892
Receivable due from broker for total return swap contracts	73,196
Cash collateral pledged for total return swap contracts (Note 3)	2,182
Dividends and interest receivable	1,114,097
Prepaid expenses and other assets	29,400
Total Assets	573,751,389
LIABILITIES
Payable for investments purchased	4
Payable due to broker for total return swap contracts	7,617,352
Payable due to broker for futures contracts	150,356
Payable for shares redeemed	476,404
Unrealized depreciation on total return swap contracts	1
Investment advisory fees payable	422,670
Administration and transfer agency fees payable	118,293
Distribution and services fees payable	34,877
Trustees' fees and expenses payable	931
Professional fees payable	37,963
Accrued expenses and other liabilities	46,215
Total Liabilities	8,905,066
NET ASSETS	$564,846,323
NET ASSETS CONSIST OF
Paid-in capital	$621,828,192
Accumulated net investment loss	(588,176)
Accumulated net realized loss	(58,053,269)
Net unrealized appreciation	1,659,576
NET ASSETS	$564,846,323
INVESTMENTS, AT COST	$570,704,076

PRICING OF SHARES
Class A:
Net Asset Value, offering and redemption price per share	$7.28
Net Assets	$46,074,472
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	6,329,126
Maximum offering price per share ((NAV/0.9450), based on maximum sales charge of 5.50% of the offering price)	$7.70
Class C:
Net Asset Value, offering and redemption price per share(a)	$7.04
Net Assets	$8,149,884
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	1,157,528
Class I:
Net Asset Value, offering and redemption price per share	$7.30
Net Assets	$510,621,967
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	69,985,614

(a)	Redemption price per share may be reduced for any applicable contingent deferred sales charge. For a description of a possible sales charge, please see the Fund's Prospectus.

See Notes to Financial Statements.
30 | April 30, 2017

ALPS | CoreCommodity Management
CompleteCommodities® Strategy Fund

Consolidated Statement of Operations	For the Six Months Ended April 30, 2017 (Unaudited)

INVESTMENT INCOME
Dividends	$1,452,272
Foreign taxes withheld on dividends	(105,147)
Interest and other income, net of premium amortization and accretion of discount	2,142,792
Total Investment Income	3,489,917

EXPENSES
Investment advisory fees	2,346,577
Administrative fees	313,056
Transfer agency fees	29,664
Distribution and service fees
Class A	60,272
Class C	39,408
Professional fees	21,611
Delegated transfer agent equivalent services
Class I	208,618
Reports to shareholders and printing fees	25,592
State registration fees	28,268
Insurance fees	1,987
Custody fees	29,117
Trustees' fees and expenses	7,498
Repayment of previously waived fees
Class A	4,817
Class C	1,205
Class I	118,080
Miscellaneous expenses	9,945
Total Expenses	3,245,715
Net Expenses	3,245,715
Net Investment Income	244,202
Net realized loss on investments	(1,029,918)
Net realized gain on written options	113,811
Net realized loss on futures contracts	(2,360,130)
Net realized loss on total return swap contracts	(5,478,481)
Net realized loss on foreign currency transactions	(11,010)
Net Realized Loss	(8,765,728)
Net change in unrealized appreciation on investments	3,238,769
Net change in unrealized appreciation on futures contracts	1,590,781
Net change in unrealized appreciation on total return swap contracts	186,338
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	3,394
Net Change in Unrealized Appreciation	5,019,282
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(3,746,446)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,502,244)

See Notes to Financial Statements.
31 | April 30, 2017

ALPS | CoreCommodity Management
CompleteCommodities® Strategy Fund

Consolidated Statements of Changes in Net Assets

	For the Six Months Ended April 30, 2017 (Unaudited)	For the Year Ended October 31, 2016
OPERATIONS
Net investment income/(loss)	$244,202	$(1,039,338)
Net realized loss	(8,765,728)	(17,457,179)
Net change in unrealized appreciation	5,019,282	27,254,320
Net Increase/(Decrease) in Net Assets Resulting from Operations	(3,502,244)	8,757,803

DISTRIBUTIONS
Dividends to shareholders from net investment income
Class A	(15,061)	–
Class I	(491,956)	–
Net Decrease in Net Assets from Distributions	(507,017)	–

BENEFICIAL INTEREST TRANSACTIONS (NOTE 6)
Shares sold
Class A	21,951,000	14,218,147
Class C	2,705,099	1,998,098
Class I	152,756,833	266,508,024
Dividends reinvested
Class A	12,720	–
Class I	450,482	–
Shares redeemed, net of redemption fees
Class A	(4,289,606)	(14,961,123)
Class C	(1,693,055)	(3,101,717)
Class I	(103,506,257)	(173,760,311)
Net Increase in Net Assets Derived from Beneficial Interest Transactions	68,387,216	90,901,118

Net increase in net assets	64,377,955	99,658,921

NET ASSETS
Beginning of period	500,468,368	400,809,447
End of period *	$564,846,323	$500,468,368
*Including accumulated net investment loss of:	$(588,176)	$(325,361)

See Notes to Financial Statements.
32 | April 30, 2017

ALPS | CoreCommodity Management
CompleteCommodities® Strategy Fund – Class A

Consolidated Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2017 (Unaudited)		For the Year Ended October 31, 2016		For the Year Ended October 31, 2015	For the Fiscal Period Ended October 31, 2014(a)		For the Year Ended April 30, 2014	For the Year Ended April 30, 2013(b)		For the Year Ended April 30, 2012
Net asset value, beginning of period(c)	$7.29		$7.15		$9.56	$10.87		$10.40	$11.18		$14.28

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/ (loss)(d)	0.00	(e)	(0.03)		(0.09)	0.00	(e)	(0.06)	(0.03)		0.04
Net realized and unrealized gain/(loss)	(0.01)		0.17		(2.32)	(1.31)		0.53	(0.69)		(2.29)
Total from investment operations	(0.01)		0.14		(2.41)	(1.31)		0.47	(0.72)		(2.25)

DISTRIBUTIONS:
From net investment income	(0.00	)(e)	–		–	–		–	–		(0.83)
From net realized gains	–		–		–	–		–	–		(0.02)
Tax return of capital	–		–		–	–		–	(0.06)		–
Total distributions	(0.00	)(e)	–		–	–		–	(0.06)		(0.85)

REDEMPTION FEES ADDED TO PAID-IN CAPITAL (NOTE 6)	0.00	(e)	0.00	(e)	0.00 (e)	0.00	(e)	0.00 (e)	0.00	(e)	0.00 (e)
Net increase/(decrease) in net asset value	(0.01)		0.14		(2.41)	(1.31)		0.47	(0.78)		(3.10)
Net asset value, end of period	$7.28		$7.29		$7.15	$9.56		$10.87	$10.40		$11.18
TOTAL RETURN(f)	(0.09)%		1.96%		(25.21)%	(12.05)%		4.52%	(6.44)%		(15.77)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$46,074		$29,468		$30,085	$39,971		$112,562	$104,234		$85,805
Ratio of expenses to average net assets excluding fee waivers and reimbursements	1.38	%(g)	1.41%		1.47%	1.46	%(g)	1.50%	1.50%		1.64%
Ratio of expenses to average net assets including fee waivers and reimbursements	1.38	%(g)(h)	1.41	%(h)	1.45%	1.45	%(g)	1.45%	1.40	%(h)	1.45%
Ratio of net investment income/(loss) to average net assets	0.02	%(g)	(0.48)%		(1.12)%	0.09	%(g)	(0.60)%	(0.30)%		0.36%
Portfolio turnover rate(i)	23%		50%		52%	12%		28%	117%		264%

(a)	Effective May 1, 2014, the Board approved changing the fiscal year-end of the Funds from April 30 to October 31.
(b)	Prior to April 30, 2013 the ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund was known as the Jefferies Asset Management Commodity Strategy Allocation Fund.
(c)	Per share amounts and ratios to average net assets include income and expenses of the CoreCommodity Management Cayman Commodity Fund Ltd. (wholly-owned subsidiary).
(d)	Calculated using the average shares method.
(e)	Less than $0.005 or ($0.005) per share.
(f)
Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude any applicable sales charges.

(g)	Annualized.

See Notes to Financial Statements.

33 | April 30, 2017

ALPS | CoreCommodity Management
CompleteCommodities® Strategy Fund – Class A

Consolidated Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

(h)
According to the Fund's shareholder services plan with respect to the Fund's Class A shares, any amount of such payment not paid during the Fund's fiscal year for such service activities shall be reimbursed to the Fund as soon as practical after the end of the fiscal year. Fees were reimbursed to the Fund during the periods ended April 30, 2017, October 31, 2016 and April 30, 2013, for the prior fiscal year in the amount of 0.07% (Annualized), 0.04% and 0.05% of average net assets of Class A shares respectively.

(i)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.
34 | April 30, 2017

ALPS | CoreCommodity Management
CompleteCommodities® Strategy Fund – Class C

Consolidated Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2017 (Unaudited)		For the Year Ended October 31, 2016	For the Year Ended October 31, 2015	For the Fiscal Period Ended October 31, 2014(a)		For the Year Ended April 30, 2014	For the Year Ended April 30, 2013(b)	For the Year Ended April 30, 2012
Net asset value, beginning of period(c)	$7.07		$6.98	$9.39	$10.71		$10.31	$11.15	$14.19

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(d)	(0.03)		(0.08)	(0.14)	(0.04)		(0.12)	(0.10)	(0.05)
Net realized and unrealized gain/(loss)	(0.00	)(e)	0.17	(2.27)	(1.28)		0.52	(0.69)	(2.26)
Total from investment operations	(0.03)		0.09	(2.41)	(1.32)		0.40	(0.79)	(2.31)

DISTRIBUTIONS:
From net investment income	–		–	–	–		–	–	(0.71)
From net realized gains	–		–	–	–		–	–	(0.02)
Tax return of capital	–		–	–	–		–	(0.05)	–
Total distributions	–		–	–	–		–	(0.05)	(0.73)

REDEMPTION FEES ADDED TO PAID-IN CAPITAL (NOTE 6)	–		–	0.00 (e)	0.00	(e)	0.00 (e)	0.00 (e)	0.00 (e)
Net increase/(decrease) in net asset value	(0.03)		0.09	(2.41)	(1.32)		0.40	(0.84)	(3.04)
Net asset value, end of period	$7.04		$7.07	$6.98	$9.39		$10.71	$10.31	$11.15
TOTAL RETURN(f)	(0.42)%		1.29%	(25.67)%	(12.32)%		3.88%	(7.10)%	(16.26)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$8,150		$7,260	$8,335	$12,534		$13,996	$19,444	$18,095
Ratio of expenses to average net assets excluding fee waivers and reimbursements	2.05	%(g)	2.05%	2.07%	2.07	%(g)	2.10%	2.14%	2.24%
Ratio of expenses to average net assets including fee waivers and reimbursements	2.05	%(g)	2.05%	2.05%	2.05	%(g)	2.05%	2.05%	2.05%
Ratio of net investment loss to average net assets	(0.77	)%(g)	(1.13)%	(1.74)%	(0.82	)%(g)	(1.16)%	(0.92)%	(0.42)%
Portfolio turnover rate(h)	23%		50%	52%	12%		28%	117%	264%

(a)	Effective May 1, 2014, the Board approved changing the fiscal year-end of the Funds from April 30 to October 31.
(b)	Prior to April 30, 2013 the ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund was known as the Jefferies Asset Management Commodity Strategy Allocation Fund.
(c)	Per share amounts and ratios to average net assets include income and expenses of the CoreCommodity Management Cayman Commodity Fund Ltd. (wholly-owned subsidiary).
(d)	Calculated using the average shares method.
(e)	Less than $0.005 or ($0.005) per share.
(f)
Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude any applicable sales charges.

(g)	Annualized.
(h)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.
35 | April 30, 2017

ALPS | CoreCommodity Management
CompleteCommodities® Strategy Fund – Class I

Consolidated Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2017 (Unaudited)		For the Year Ended October 31, 2016	For the Year Ended October 31, 2015	For the Fiscal Period Ended October 31, 2014(a)		For the Year Ended April 30, 2014	For the Year Ended April 30, 2013(b)		For the Year Ended April 30, 2012
Net asset value, beginning of period(c)	$7.31		$7.15	$9.57	$10.87		$10.37	$11.12		$14.25

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/ (loss)(d)	0.00	(e)	(0.02)	(0.06)	(0.01)		(0.03)	(0.00	)(e)	0.10
Net realized and unrealized gain/(loss)	(0.00	)(e)	0.18	(2.31)	(1.29)		0.53	(0.69)		(2.32)
Total from investment operations	(0.00)		0.16	(2.37)	(1.30)		0.50	(0.69)		(2.22)

DISTRIBUTIONS:
From net investment income	(0.01)		–	(0.05)	–		–	–		(0.89)
From net realized gains	–		–	–	–		–	–		(0.02)
Tax return of capital	–		–	–	–		–	(0.06)		–
Total distributions	(0.01)		–	(0.05)	–		–	(0.06)		(0.91)

REDEMPTION FEES ADDED TO PAID-IN CAPITAL (NOTE 6)	0.00	(e)	0.00 (e)	0.00 (e)	0.00	(e)	0.00 (e)	0.00	(e)	0.00 (e)
Net increase/(decrease) in net asset value	(0.01)		0.16	(2.42)	(1.30)		0.50	(0.75)		(3.13)
Net asset value, end of period	$7.30		$7.31	$7.15	$9.57		$10.87	$10.37		$11.12
TOTAL RETURN(f)	(0.04)%		2.24%	(24.88)%	(11.96)%		4.82%	(6.16)%		(15.53)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$510,622		$463,741	$362,389	$393,618		$266,293	$187,146		$83,497
Ratio of expenses to average net assets excluding fee waivers and reimbursements	1.15	%(g)	1.15%	1.17%	1.16	%(g)	1.16%	1.17%		1.33%
Ratio of expenses to average net assets including fee waivers and reimbursements	1.15	%(g)	1.15%	1.15%	1.15	%(g)	1.15%	1.15%		1.15%
Ratio of net investment income/(loss) to average net assets	0.11	%(g)	(0.22)%	(0.73)%	(0.12	)%(g)	(0.26)%	(0.02)%		0.82%
Portfolio turnover rate(h)	23%		50%	52%	12%		28%	117%		264%

(a)	Effective May 1, 2014, the Board approved changing the fiscal year-end of the Funds from April 30 to October 31.
(b)	Prior to April 30, 2013 the ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund was known as the Jefferies Asset Management Commodity Strategy Allocation Fund.
(c)	Per share amounts and ratios to average net assets include income and expenses of the CoreCommodity Management Cayman Commodity Fund Ltd. (wholly-owned subsidiary).
(d)	Calculated using the average shares method.
(e)	Less than $0.005 or ($0.005) per share.
(f)
Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(g)	Annualized.
(h)	Portfolio turnover rate for periods less than one full year have not been annualized.

 See Notes to Financial Statements.
36 | April 30, 2017

ALPS | Kotak India Growth Fund

Management Commentary	April 30, 2017 (Unaudited)

Performance
ALPS | Kotak India Growth Fund (the “Fund”) was launched on February 14, 2011. During the 6-month period ended 30th April 2017 (hereinafter also referred to as “the period”), the Fund’s Class A Shares, INDAX, delivered a total return of 11.88% at Net Asset Value, Class C, INFCX, delivered 11.51% with CDSC, and Class I, INDIX, delivered -11.96%. The Fund performed generally in line with the benchmark Nifty 500 Index (“NSE500 Index”) which returned 13.91% during the period without taking into account sales charges for Class A and C Shares.

The period began with Donald Trump’s unexpected win in the US presidential election. The ensuing months saw a pick-up in risk appetite across assets globally. Developed market yields rose from their record lows and in particular for India, the spread between the Indian and the US 10yr yields saw a compression. The US 30yr yield jumped above 3% for the first time since January 2016 and the Dollar Index (DXY) has crossed above 100 (although towards the end of the period, the so-called “Trump reflation trade” has shown signs of receding and the DXY has retreated below the 100-mark).

The US Federal Reserve announced a unanimous 25 bps increase in the Fed funds rate in Dec 2016 which was largely expected by markets. The policy communiqué reasoned robust labor market had bolstered confidence that inflation will return to 2% over time. The policymakers penciled in a median projection of three 25 bps increases for 2017; up from two previously. The Fed noted this to be followed by another three increases in both 2018 and 2019 before the rate levels off at a long-run normal 3%. The US Fed raised interest rates by 25 bps again in Mar 2017 and continued to project two more increases during the rest of 2017 as the Fed re-iterated its “gradual” approach to tightening monetary policy. The official estimates for inflation, growth and unemployment was left broadly unchanged from the last round of estimates, thereby keeping the estimates of future policy rates unchanged.

In Europe, the ECB (European Central Bank) extended its bond-purchase program by nine months to the end of 2017, but reduced its monthly purchase volume to EUR60 bn from EUR80 bn effective April 2017. The ECB revised its 2017 inflation forecast higher to 1.7% from earlier forecast of 1.3% while upgrading GDP growth in 2017 and 2018 by 0.1% to 1.8% and 1.7% respectively.

In Japan, the BoJ (Bank of Japan) maintained (with a 7-2 vote) its policy rate at -0.1% in Mar 2017, while it kept the 10Y JGB yield target unchanged at 0.0%. The BoJ said that the Japanese economy continues to move along moderate recovery as expected.

In India, the government announced the withdrawal of legal tender status of high denomination currency bills (Rs. 500 and Rs. 1000) immediately from the midnight of November 8, 2016 (referred popularly as “demonetization”). These currency bills together made up almost 86% of the total currency in circulation at the time. The unprecedented move was done with an aim to fight corruption, black and undisclosed money, money laundering, terrorism financing as well as to battle the circulation of counterfeit notes. The Government accepted the Reserve Bank of India’s (RBI) recommendations to issue new notes of Rs2000 and Rs500 as part of the currency in circulation. The move resulted in a country-wide crunch for cash that lasted till at least February and March 2017 and also resulted in widespread inconvenience to citizens and disruption in businesses. However, the economy emerged largely unscathed from the period as cash got pumped back in and individuals and businesses adapted.

As a consequence of the demonetization process, Indian banks became flush with deposits of old currency notes. The RBI in response to surplus liquidity imposed an incremental Cash Reserve Ratio (CRR) of 100% (temporarily) on incremental Net Demand and Time Liabilities (NDTL) accrued between September 16 and November 11. The government also expanded the Market Stabilization Scheme (MSS) ceiling substantially to Rs 6.0 tn. to give leeway to the RBI to relax the 100% incremental CRR maintenance norm by December 10 as announced.

In its bi-monthly monetary policy review in Dec 2016, the RBI surprised with no reductions to the Repo Rate (unchanged at 6.25%). Significantly, all 6 members of the monetary policy committee (MPC) voted for a rate pause in December. The RBI decision was a surprise as consensus was factoring in a 25 bps rate cut on the back of lower growth outlook and consequent softening of inflation. The tone of the document was more hawkish than expected. The RBI kept policy rate on hold at 6.25% in the Feb 2017 meeting as well and shifted its stance to neutral from being accommodative. In the April 2017 policy review meeting, while the repo rate was left unchanged at 6.25%, the reverse repo rate was raised to 6.0% and consequently the rate corridor was narrowed to +/- 25bps from 50bps. The RBI seems positive on growth and expects the output gap to close gradually which will emanate upside risks to inflation.

The Indian union budget for FY18 was announced on Feb 1, 2017 and the budget offered a modest fiscal stimulus. The budget focused on addressing ten key themes: (1) farmers (double income in five years), (2) rural population (employment and basic infrastructure), (3) youth (education, skills, jobs), (4) poor and underprivileged (social security, health and affordable housing), (5) infrastructure (efficiency, productivity and quality of life), (6) financial sector (growth and stability), (7) digital economy (speed, accountability and transparency), (8) public service (effective governance and efficient service delivery), (9) prudent fiscal management (optimal deployment of resources and preserve fiscal stability), and (10) tax administration (honoring the honest). In the budget, the government has proposed a 7% increase in overall government expenditure with an 11% increase in the government’s spending on capital expenditure and 10% increase in rural spending.

The government’s taxation proposals in the union budget amount to a modest 12-15 bps (of GDP) stimulus to the GDP. It reduced corporate tax rate (for companies below turnover of Rs500 mn) by 5% to 25% and individual tax rate (for individuals with income between Rs0.25 and Rs0.5 mn) by 5% to 5% from 10%. The government broadly left indirect tax rates unchanged as it expects to implement the national Goods and Services Tax (GST) by July 1, 2017, which would replace the current indirect taxes (barring customs duties) with GST rates. The annual India Economic Survey expects 25-50 bps reduction in estimated FY2017 real GVA (Gross Value Added) growth of 7.0% and the demonetization impact on growth is seen as mostly transitory.

37 | April 30, 2017

ALPS | Kotak India Growth Fund

Management Commentary	April 30, 2017 (Unaudited)

In India, the second advance estimate of real FY2017 (Financial Year ending March 2017) GVA growth was revised down to 6.7% from 7% even as the real GDP growth was maintained at 7.1%. The demonetization impact was inconspicuous as data signaled mixed trends.

The Indian Meteorological Department (IMD) forecasts the June-September monsoon at 96% of LPA (Long period Average), which qualifies as ‘normal’ southwest monsoons. The IMD noted that weak El Niño conditions could likely develop in the latter half of the season. The IMD sees 38% probability of near-normal monsoon in FY2018. Spatial and temporal distribution of monsoons will be available in the second update in June 2017.

Portfolio Composition
The Fund mandate is flexible to invest across the spectrum of market capitalizations in order to take advantage of any opportunistic mispricing arising from market conditions, valuation differential, earnings growth or liquidity flows.

For the 6-month period ending 28th April 2017, Cement & Cement Products (650bps), Durables (210 bps), FMCG (150 bps) and Transportation (110 bps) are the largest over-weights compared to benchmark, while Banking (-310 bps), Oil & Gas (-290 bps), Utilities (-280 bps) and Telecom (-160 bps) are the largest underweights in the portfolio as against the benchmark. In terms of market capitalization focus, as of 28th April 2017, the Fund is invested 62.49% in large caps, 23.38% in midcaps and 6.97% in small-caps. Over the last 12 months, exposure to midcap and small-cap companies has remained in the range of 25%-30% of the fund. Thematically, Consumption (at ~31.5% of portfolio) and Financials (at ~26.7% of portfolio) constitute the most bullish themes, while Outsourcing (at ~8.8% of exposure) is the smallest thematic bet in the portfolio as of the period end.

During the period, some of the quality names within our favoured sectors where we initiated new exposure and continue to hold onto the positions are Allcargo Global Logistics, Dalmia Bharat, Emami, Kajaria Ceramics and Reliance Industries. We also exited Idea Cellular, Persistent Systems, MCX and United Breweries from the portfolio.

Outlook
The Indian equity markets continued their up-move in April 2017 with the large cap Nifty Index moving up 2.4% and the midcap index rising 6.1% (both in USD terms) during the month. Post the rise that we have seen in the equity markets in CY17, the focus is clearly now on the outlook for earnings growth for FY18 and FY19 and core fundamentals for companies. However, given the structural shift towards financial savings, domestic mutual funds and life insurance companies could continue to see sizeable inflows which in turn would provide a strong support to the markets.

FII (Foreign Institutional Investor) flows into emerging markets have been strong in CY17 and India has been no exception to the trend. While FIIs were net sellers in the Indian equity markets during the month of April ‘17, they were net buyers to the tune of USD3bn in the debt markets. One must also note that despite the net selling in equities in April ‘17, FIIs have been net buyers to the tune of USD5.7bn CYTD. The net FII outflows in the equity markets in the month were offset by strong support by the Domestic Institutions. Domestic Institutional Investors (DIIs) were net buyers to the tune of USD1.4Bn in April 2017.

Going forward, global events need close monitoring. These include geo-political events such as the outcome of the French Presidential elections, any escalation of conflict in middle-east or aggression in North Korea as well as the decisions made by the US Federal Reserve on interest rates. Post the sharp rally in stock prices in India, we would continue to focus on stocks with strong fundamentals and earnings growth trajectory and would certainly exercise caution in the case of companies/sectors which have seen a run up despite no improvement in fundamentals or a visible change in cash flows or balance sheet parameters. Nifty Index is currently trading at 18.5xFY18E earnings per share (EPS) and 15.6xFY19E EPS (on a free float basis) and any correction in the medium term will offer a good opportunity to increase India exposure, in our view.

Important Notice
Investments in India are subject to a number of risks including, but not limited to, risk of losing some or all of the capital invested, high market volatility, variable market liquidity, geopolitical risks (including political instability), exchange rate fluctuations (between the currency of the fund’s share class and the Indian Rupee), changes in tax regime and restrictions on investment activities of foreign investors.

PE – A valuation ratio of a company's current share price compared to its per-share earnings.

NIFTY – NIFTY is an Index computed from performance of top stocks from different sectors listed on NSE (National stock exchange). NIFTY consists of 50 companies from 24 different sectors. NIFTY stands for National Stock Exchange’s fifty. The companies which form index of NIFTY may vary from time to time based on many factors considered by NSE.

NSE Midcap – The NSE Midcap Index comprises 100 tradable stocks listed on the National Stock Exchange (NSE). The primary objective of the CNX Midcap Index is to capture the movement of the midcap segment of the market. NSE Midcap Index is computed using free float market capitalization method, wherein the level of the index reflects the total free float market value of all the stocks in the index relative to particular base market capitalization value.
38 | April 30, 2017

ALPS | Kotak India Growth Fund

Management Commentary	April 30, 2017 (Unaudited)

MSCI Emerging Markets Index – The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets Index consists of the following 23 emerging market country indexes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey* and United Arab Emirates.

MSCI World Index – The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of the following 23 developed market country indexes: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States*.

The views of the author and information discussed in this commentary are as of the date of publication, are subject to change, and may not reflect the writer's current views. The views expressed are those of the author only, and represent an assessment of market conditions at a specific point in time, are opinions only and should not be relied upon as investment advice regarding a particular investment or markets in general. Such information does not constitute a recommendation to buy or sell specific securities or investment vehicles. It should not be assumed that any investment will be profitable or will equal the performance of the fund or any securities or any sectors mentioned in this letter. The subject matter contained in this letter has been derived from several sources believed to be reliable and accurate at the time of compilation. Neither ALPS Advisors, Inc., Kotak Mahindra (UK) Limited, nor the Fund accepts any liability for losses either direct or consequential caused by the use of this information.

Diversification cannot guarantee gain or prevent losses.
39 | April 30, 2017

ALPS | Kotak India Growth Fund

Performance Update	April 30, 2017 (Unaudited)

Performance of $10,000 Initial Investment (as of April 30, 2017)
Comparison of change in value of a $10,000 investment (includes maximum sales charges of 5.50%)

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Average Annual Total Returns (as of April 30, 2017)

	6 Month	1 Year	3 Year	5 Year	Since Inception^	Total Expense Ratio	What You Pay*
Class A (NAV)	11.80%	31.93%	18.47%	15.11%	8.54%	3.93%	2.00%
Class A (MOP)	5.63%	24.65%	16.26%	13.81%	7.55%
Class C (NAV)	11.42%	30.98%	17.70%	14.34%	7.81%	4.53%	2.60%
Class C (CDSC)	10.42%	29.98%	17.70%	14.34%	7.81%
Class I	11.88%	32.15%	18.88%	15.50%	8.90%	3.54%	1.60%
Nifty 500 Index[1]	10.17%	25.83%	13.77%	10.86%	5.66%
MSCI India Index Total Return[2]	10.37%	20.09%	8.55%	7.70%	2.99%

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data, please call 1-866-759-5679.

Maximum Offering Price (MOP) for Class A shares includes the Fund’s maximum sales charge of 5.50%. Performance shown at NAV does not include these sales charges and would have been lower had it been taken into account. If you invest $1 million or more, either as a lump sum or through the Fund’s accumulation or letter of intent programs, you can purchase Class A shares without an initial sales charge (load). A Contingent Deferred Sales Charge (“CDSC”) of 1.00% may apply to Class C shares redeemed within the first 12 months after a purchase, and on Class A shares redeemed within the first 18 months after a purchase in excess of $1 million. The Fund imposes a 2.00% redemption fee on shares held for less than 30 days.

Performance less than 1 year is cumulative.

40 | April 30, 2017

ALPS | Kotak India Growth Fund

Performance Update	April 30, 2017 (Unaudited)

Derivatives generally are more sensitive to changes in economic or market conditions than other types of investments; this could result in losses that significantly exceed the funds original investment.

[1]
Nifty 500 Index (formerly the CNX 500 Index) - India's first broad based benchmark of the Indian capital market. The Nifty 500 companies are disaggregated into 72 industry indices. Industry weightages in the index reflect the industry weightages in the market. The index is not actively managed and does not reflect any deduction for fees, expenses or taxes. An investor may not invest directly in an index.

[2]	MSCI India Index - designed to measure the performance of the large and mid cap segments of the Indian market. With 64 constituents, the index covers approximately 85% of the Indian equity universe.
^	Fund inception date of February 14, 2011.
*	What You Pay reflects the Advisor's and Sub-Advisor’s decision to contractually limit expenses through February 28, 2018. Please see the prospectus for additional information.

The Fund is “non-diversified” and will generally be more volatile than diversified funds.

 The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

This Fund is not suitable for all investors and is subject to investment risks, including possible loss of the principal amount invested.

There is no guarantee that the Fund will continue to hold any one particular security or stay invested in any one particular company. The composition of the Fund's top holdings is subject to change. Performance figures are historical and reflect the change in share price, reinvested distributions, changes in net asset value, sales charges and capital gains distributions, if any.

Not FDIC Insured – No Bank Guarantee – May Lose Value

Investing in India involves risk and considerations not present when investing in more established securities markets. The Fund may be more susceptible to economic, market, political and local risks of the region than a fund that is more geographically diversified. Investments in India are subject to a number of risks including, but not limited to, risk of losing some or all of the capital invested, high market volatility, variable market liquidity, geopolitical risks (including political instability), exchange rate fluctuations (between the currency of the fund’s share class and the Indian Rupee), changes in tax regime and restrictions on investment activities of foreign investors.

Top Ten Holdings (as a % of Net Assets) †

HDFC Bank, Ltd.	7.14%
Infosys, Ltd.	3.97%
ICICI Bank, Ltd.	3.63%
ITC, Ltd.	3.22%
Housing Development Finance Corp., Ltd.	2.89%
IndusInd Bank, Ltd.	2.60%
Reliance Industries, Ltd.	2.42%
Axis Bank, Ltd.	2.41%
Hindustan Petroleum Corp., Ltd.	2.40%
Yes Bank, Ltd.	2.35%
Top Ten Holdings	33.03%

†	Holdings are subject to change, and may not reflect the current or future position of the portfolio. Table presents approximate values only.

Industry Sector Allocation (as a % of Net Assets)

41 | April 30, 2017

ALPS | Kotak India Growth Fund

Consolidated Statement of Investments	April 30, 2017 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS (93.15%)
Consumer Discretionary (10.03%)
Auto Components (2.41%)
Motherson Sumi Systems, Ltd.(a)	35,665	$222,345
MRF, Ltd.	424	447,638
		669,983

Automobiles (5.43%)
Maruti Suzuki India, Ltd.	5,935	601,543
Tata Motors, Ltd., Class A	113,112	491,759
TVS Motor Co., Ltd.	53,740	414,159
		1,507,461

Household Durables (1.43%)
Crompton Greaves Consumer Electricals, Ltd.(a)	115,945	396,656
		396,656

Media (0.76%)
Dish TV India, Ltd.(a)	142,500	210,786

TOTAL CONSUMER DISCRETIONARY		2,784,886

Consumer Staples (8.66%)
Food Products (2.15%)
Britannia Industries, Ltd.	10,625	598,178
		598,178

Household Products (0.66%)
Jyothy Laboratories, Ltd.	29,331	182,225

Personal Products (2.63%)
Colgate‐Palmolive India, Ltd.	25,388	408,473
Emami, Ltd.	19,563	321,748
		730,221

Tobacco (3.22%)
ITC, Ltd.	206,800	892,945
		892,945

TOTAL CONSUMER STAPLES		2,403,569

Energy (4.83%)
Oil, Gas & Consumable Fuels (4.83%)
Hindustan Petroleum Corp., Ltd.	80,080	667,497
Reliance Industries, Ltd.(a)	31,000	671,822
		1,339,319

TOTAL ENERGY		1,339,319

Financials (26.70%)
Commercial Banks (21.46%)
Axis Bank, Ltd.	84,460	668,802
Bank of Baroda(a)	163,810	477,239
		Value
	Shares	(Note 2)
Commercial Banks (continued)
HDFC Bank, Ltd.	82,570	$1,981,542
ICICI Bank, Ltd.	233,865	1,008,707
IndusInd Bank, Ltd.	32,115	721,145
State Bank of India	99,400	447,276
Yes Bank, Ltd.	25,715	651,824
		5,956,535

Diversified Financial Services (0.50%)
Bharat Financial Inclusion, Ltd.(a)	5,800	72,454
Equitas Holdings, Ltd.(a)(b)	26,098	67,390
		139,844

Insurance (1.85%)
Max Financial Services, Ltd.	50,205	512,029

Thrifts & Mortgage Finance (2.89%)
Housing Development Finance Corp., Ltd.	33,645	803,422
		803,422

TOTAL FINANCIALS		7,411,830

Health Care (6.03%)
Health Care Providers & Services (1.66%)
Dr Lal PathLabs, Ltd.(b)(c)	11,375	169,654
HealthCare Global Enterprises, Ltd.(a)	70,897	291,336
		460,990

Pharmaceuticals (4.37%)
Cadila Healthcare, Ltd.	33,625	229,975
Cipla, Ltd.	32,350	280,341
Lupin, Ltd.	12,575	261,406
Sun Pharmaceutical Industries, Ltd.	44,085	439,702
		1,211,424

TOTAL HEALTH CARE		1,672,414

Industrials (12.75%)
Air Freight & Logistics (1.01%)
Allcargo Logistics, Ltd.(a)	95,000	279,699

Building Products (2.62%)
Kajaria Ceramics, Ltd.	36,759	379,706
Somany Ceramics, Ltd.	30,351	348,337
		728,043

Construction & Engineering (2.22%)
Larsen & Toubro, Ltd.	22,625	615,171

Electrical Equipment (4.11%)
Amara Raja Batteries, Ltd.(a)	29,725	411,200
Finolex Cables, Ltd.	44,725	365,573

42 | April 30, 2017

ALPS | Kotak India Growth Fund

Consolidated Statement of Investments	April 30, 2017 (Unaudited)

		Value
	Shares	(Note 2)
Electrical Equipment (continued)
V‐Guard Industries, Ltd.	123,028	$364,282
		1,141,055

Machinery (1.64%)
Thermax, Ltd.	7,186	115,133
Timken India, Ltd.	30,153	339,553
		454,686

Miscellaneous Manufacturer (0.36%)
Solar Industries India, Ltd.	8,020	99,935

Transportation Infrastructure (0.79%)
Gateway Distriparks, Ltd.	53,063	220,190

TOTAL INDUSTRIALS		3,538,779

Information Technology (8.05%)
IT Services (8.05%)
HCL Technologies, Ltd.	28,000	354,236
Infosys, Ltd.	77,105	1,101,740
Tata Consultancy Services, Ltd.	14,170	500,369
Tech Mahindra, Ltd.	43,100	279,436
		2,235,781

TOTAL INFORMATION TECHNOLOGY		2,235,781

Materials (14.74%)
Auto Parts & Equipment (1.16%)
Gulf Oil Lubricants India, Ltd.	27,223	323,117

Chemicals (2.89%)
Akzo Nobel India, Ltd.	10,545	321,670
Berger Paints India, Ltd.	72,785	295,402
Linde India, Ltd.	25,831	183,773
		800,845

Construction Materials (9.71%)
ACC, Ltd.	13,500	341,340
Century Textiles & Industries, Ltd.	17,500	306,766
Dalmia Bharat, Ltd.(a)	8,000	270,086
JK Cement, Ltd.	27,865	422,622
Orient Cement, Ltd.	74,828	198,252
The Ramco Cements, Ltd.(a)	45,910	490,774
Shree Cement, Ltd.	1,043	310,698
Ultratech Cement, Ltd.	5,370	354,726
		2,695,264

Metals & Mining (0.98%)
Vedanta, Ltd.	71,700	271,161
		271,161

TOTAL MATERIALS		4,090,387
		Value
	Shares	(Note 2)
Real Estate (1.36%)
Real Estate Management & Development (1.36%)
Brigade Enterprises, Ltd.(a)	98,900	$378,658

TOTAL REAL ESTATE		378,658

TOTAL COMMON STOCKS
(Cost $21,170,429)		25,855,623

	7-Day		Value
	Yield	Shares	(Note 2)
SHORT TERM INVESTMENTS (1.06%)
Money Market Fund (1.06%)
Dreyfus Institutional Preferred Money Market Fund	0.864%	293,878	293,878

TOTAL SHORT TERM INVESTMENTS (Cost $293,878)			293,878

TOTAL INVESTMENTS (94.21%) (Cost $21,464,307)			$26,149,501

Other Assets In Excess Of Liabilities (5.79%)			1,607,647

NET ASSETS (100.00%)			$27,757,148

(a)	Non-Income Producing Security.
(b)
Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. As of April 30, 2017 the aggregate market value of those securities was $237,044 representing 0.85% of net assets.

(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2017, the aggregate market value of those securities was $169,654, representing 0.61% of net assets.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Financial Statements.

43 | April 30, 2017

ALPS | Kotak India Growth Fund

Consolidated Statement of Assets and Liabilities	April 30, 2017 (Unaudited)

ASSETS
Investments, at value	$26,149,501
Cash	5,807
Foreign currency, at value (Cost $1,978,542)	1,983,170
Receivable for investments sold	27,172
Receivable for shares sold	22,847
Dividends receivable	7
Prepaid expenses and other assets	29,127
Total Assets	28,217,631
LIABILITIES
Payable for investments purchased	361,473
Payable for foreign capital gains tax	14,841
Investment advisory fees payable	9,085
Administration and transfer agency fees payable	20,928
Distribution and services fees payable	8,825
Trustees' fees and expenses payable	1,070
Professional fees payable	18,139
Accrued expenses and other liabilities	26,122
Total Liabilities	460,483
NET ASSETS	$27,757,148
NET ASSETS CONSIST OF
Paid‐in capital	$23,028,288
Accumulated net investment loss	(257,378)
Accumulated net realized gain	310,260
Net unrealized appreciation	4,675,978
NET ASSETS	$27,757,148
INVESTMENTS, AT COST	$21,464,307
PRICING OF SHARES
Class A:
Net Asset Value, offering and redemption price per share	$13.60
Net Assets	$8,590,265
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	631,432
Maximum offering price per share ((NAV/0.9450), based on maximum sales charge of 5.50% of the offering price)	$14.39
Class C:
Net Asset Value, offering and redemption price per share(a)	$13.03
Net Assets	$2,141,898
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	164,321
Class I:
Net Asset Value, offering and redemption price per share	$13.90
Net Assets	$17,024,985
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	1,224,534

(a)	Redemption price per share may be reduced for any applicable contingent deferred sales charge. For a description of a possible sales charge, please see the Fund's Prospectus.

See Notes to Financial Statements.
44 | April 30, 2017

ALPS | Kotak India Growth Fund

Consolidated Statement of Operations	For the Six Months Ended April 30, 2017 (Unaudited)

INVESTMENT INCOME
Dividends	$69,123
Total Investment Income	69,123

EXPENSES
Investment advisory fees	122,070
Administrative fees	70,641
Transfer agency fees	715
Distribution and service fees
Class A	9,747
Class C	9,324
Professional fees	17,547
Delegated transfer agent equivalent services
Class C	2
Class I	8
Reports to shareholders and printing fees	1,714
State registration fees	19,833
Insurance fees	67
Custody fees	38,039
Trustees' fees and expenses	2,283
Miscellaneous expenses	11,875
Total Expenses	303,865
Less fees waived/reimbursed by investment advisor (Note 8)
Class A	(38,376)
Class C	(12,383)
Class I	(76,398)
Net Expenses	176,708
Net Investment Loss	(107,585)
Net realized gain on investments	393,190
Net realized gain on foreign currency transactions	11,048
Net Realized Gain	404,238
Net change in unrealized appreciation on investments	2,560,097
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	5,625
Net change in unrealized loss on foreign capital gains tax	(14,841)
Net Change in Unrealized Appreciation	2,550,881
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	2,955,119
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,847,534

See Notes to Financial Statements.

45 | April 30, 2017

ALPS | Kotak India Growth Fund

Consolidated Statements of Changes in Net Assets

	For the Six Months Ended April 30, 2017 (Unaudited)	For the Year Ended October 31, 2016
OPERATIONS
Net investment loss	$(107,585)	$(118,384)
Net realized gain	404,238	275,520
Net change in unrealized appreciation	2,550,881	1,653,421
Net Increase in Net Assets Resulting from Operations	2,847,534	1,810,557

DISTRIBUTIONS
Dividends to shareholders from net realized gains
Class A	(64,593)	(736,575)
Class C	(23,697)	(259,740)
Class I	(115,109)	(1,091,978)
Net Decrease in Net Assets from Distributions	(203,399)	(2,088,293)

BENEFICIAL INTEREST TRANSACTIONS (NOTE 6)
Shares sold
Class A	3,147,416	1,091,860
Class C	99,353	61,021
Class I	6,358,709	2,297,591
Dividends reinvested
Class A	51,962	680,347
Class C	23,372	254,983
Class I	103,156	1,079,849
Shares redeemed, net of redemption fees
Class A	(1,094,406)	(1,751,257)
Class C	(97,521)	(325,582)
Class I	(948,713)	(2,079,111)
Net Increase in Net Assets Derived from Beneficial Interest Transactions	7,643,328	1,309,701

Net increase in net assets	10,287,463	1,031,965

NET ASSETS
Beginning of period	17,469,685	16,437,720
End of period *	$27,757,148	$17,469,685
*Including accumulated net investment loss of:	$(257,378)	$(149,793)

See Notes to Financial Statements.
46 | April 30, 2017

ALPS | Kotak India Growth Fund – Class A

Consolidated Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2017 (Unaudited)		For the Year Ended October 31, 2016		For the Year Ended October 31, 2015		For the Fiscal Period Ended October 31, 2014(a)		For the Year Ended April 30, 2014		For the Year Ended April 30, 2013	For the Year Ended April 30, 2012
Net asset value, beginning of period(b)	$12.32		$12.57		$13.20		$9.99		$9.47		$8.22	$10.35
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(c)	(0.07)		(0.09)		(0.14)		0.01		(0.02)		(0.07)	(0.08)
Net realized and unrealized gain/(loss)	1.49		1.45		0.06		3.20		0.54		1.32	(2.04)
Total from investment operations	1.42		1.36		(0.08)		3.21		0.52		1.25	(2.12)
DISTRIBUTIONS:
From net investment income	–		–		(0.17)		–		–		–	–
From net realized gains	(0.14)		(1.61)		(0.38)		–		–		–	(0.01)
Total distributions	(0.14)		(1.61)		(0.55)		–		–		–	(0.01)
REDEMPTION FEES ADDED TO PAID-IN CAPITAL (NOTE 6)	0.00	(d)	0.00	(d)	0.00	(d)	0.00	(d)	0.00	(d)	0.00 (d)	0.00 (d)
Net increase/(decrease) in net asset value	1.28		(0.25)		(0.63)		3.21		0.52		1.25	(2.13)
Net asset value, end of period	$13.60		$12.32		$12.57		$13.20		$9.99		$9.47	$8.22
TOTAL RETURN(e)	11.80%		13.31%		(0.65%)		32.13%		5.49%		15.21%	(20.44%)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$8,590		$5,772		$5,906		$5,536		$5,211		$4,681	$2,404
Ratio of expenses to average net assets excluding fee waivers and reimbursements	3.25	%(f)	3.83%		3.51%		4.92	%(f)	6.51%		7.99%	12.42%
Ratio of expenses to average net assets including fee waivers and reimbursements	1.93	%(f)(g)	1.90	%(g)	1.96	%(g)	1.90	%(f)(g)	1.88	%(g)	2.00%	2.00%
Ratio of net investment income/(loss) to average net assets	(1.24	%)(f)	(0.86%)		(1.03%)		0.19	%(f)	(0.27%)		(0.82%)	(0.89%)
Portfolio turnover rate(h)	11%		23%		58%		28%		65%		93%	114%

(a)	Effective May 1, 2014, the Board approved changing the fiscal year-end of the Funds from April 30 to October 31.
(b)	Per share amounts and ratios to average net assets include income and expenses of the Kotak Mauritius Portfolio (wholly-owned subsidiary).
(c)	Calculated using the average shares method.
(d)	Less than $0.005 or ($0.005) per share.
(e)
Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude any applicable sales charges.

(f)	Annualized.
(g)
According to the Fund's shareholder services plan with respect to the Fund's Class A shares, any amount of such payment not paid during the Fund's fiscal year for such service activities shall be reimbursed to the Fund as soon as practical after the end of the fiscal year. Fees were reimbursed to the Fund during the period ended April 30, 2017, for the prior fiscal year in the amount of 0.07% (annualized) of average net assets of Class A shares, during the period ended, October 31, 2016, for the prior fiscal year in the amount of 0.10% of average net assets of Class A shares, during the period ended, October 31, 2015, for the prior fiscal year in the amount of 0.04% of average net assets of Class A shares, during the period ended, October 31, 2014, for the prior fiscal year in the amount of 0.10% (annualized) of average net assets of Class A shares and during the year ended April 30, 2014, for the prior fiscal year in the amount of 0.12% of average net assets of Class A shares.

(h)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.
47 | April 30, 2017

ALPS | Kotak India Growth Fund – Class C

Consolidated Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2017 (Unaudited)		For the Year Ended October 31, 2016	For the Year Ended October 31, 2015	For the Fiscal Period Ended October 31, 2014(a)		For the Year Ended April 30, 2014	For the Year Ended April 30, 2013	For the Year Ended April 30, 2012
Net asset value, beginning of period(b)	$11.85		$12.23	$12.88	$9.77		$9.34	$8.15	$10.32
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(c)	(0.11)		(0.16)	(0.21)	(0.03)		(0.09)	(0.12)	(0.13)
Net realized and unrealized gain/(loss)	1.43		1.39	0.05	3.14		0.52	1.31	(2.03)
Total from investment operations	1.32		1.23	(0.16)	3.11		0.43	1.19	(2.16)

DISTRIBUTIONS:
From net investment income	–		–	(0.11)	–		–	–	–
From net realized gains	(0.14)		(1.61)	(0.38)	–		–	–	(0.01)
Total distributions	(0.14)		(1.61)	(0.49)	–		–	–	(0.01)

REDEMPTION FEES ADDED TO PAID-IN CAPITAL (NOTE 6)	–		0.00 (d)	–	0.00	(d)	–	–	0.00 (d)
Net increase/(decrease) in net asset value	1.18		(0.38)	(0.65)	3.11		0.43	1.19	(2.17)
Net asset value, end of period	$13.03		$11.85	$12.23	$12.88		$9.77	$9.34	$8.15
TOTAL RETURN(e)	11.42%		12.51%	(1.34%)	31.83%		4.60%	14.60%	(20.97%)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$2,142		$1,925	$1,965	$1,497		$875	$924	$435
Ratio of expenses to average net assets excluding fee waivers and reimbursements	3.94	%(f)	4.54%	4.11%	5.57	%(f)	7.26%	8.54%	13.39%
Ratio of expenses to average net assets including fee waivers and reimbursements	2.60	%(f)	2.60%	2.60%	2.60	%(f)	2.60%	2.60%	2.60%
Ratio of net investment loss to average net assets	(1.90	%)(f)	(1.56%)	(1.67%)	(0.50	%)(f)	(1.00%)	(1.42%)	(1.49%)
Portfolio turnover rate(g)	11%		23%	58%	28%		65%	93%	114%

(a)	Effective May 1, 2014, the Board approved changing the fiscal year-end of the Funds from April 30 to October 31.
(b)	Per share amounts and ratios to average net assets include income and expenses of the Kotak Mauritius Portfolio (wholly-owned subsidiary).
(c)	Calculated using the average shares method.
(d)	Less than $0.005 or ($0.005) per share.
(e)
Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude any applicable sales charges.

(f)	Annualized.
(g)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.
48 | April 30, 2017

ALPS | Kotak India Growth Fund – Class I

Consolidated Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2017 (Unaudited)		For the Year Ended October 31, 2016	For the Year Ended October 31, 2015	For the Fiscal Period Ended October 31, 2014(a)		For the Year Ended April 30, 2014		For the Year Ended April 30, 2013	For the Year Ended April 30, 2012
Net asset value, beginning of period(b)	$12.58		$12.76	$13.29	$10.04		$9.55		$8.25	$10.34
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(c)	(0.06)		(0.06)	(0.09)	0.03		0.00	(d)	(0.04)	(0.04)
Net realized and unrealized gain/(loss)	1.52		1.49	0.06	3.22		0.54		1.34	(2.04)
Total from investment operations	1.46		1.43	(0.03)	3.25		0.54		1.30	(2.08)

DISTRIBUTIONS:
From net investment income	–		–	(0.13)	–		(0.05)		–	–
From net realized gains	(0.14)		(1.61)	(0.38)	–		–		–	(0.01)
Total distributions	(0.14)		(1.61)	(0.51)	–		(0.05)		–	(0.01)

REDEMPTION FEES ADDED TO PAID-IN CAPITAL (NOTE 6)	–		0.00 (d)	0.01	0.00	(d)	–		0.00 (d)	0.00 (d)
Net increase/(decrease) in net asset value	1.32		(0.18)	(0.53)	3.25		0.49		1.30	(2.09)
Net asset value, end of period	$13.90		$12.58	$12.76	$13.29		$10.04		$9.55	$8.25
TOTAL RETURN(e)	11.88%		13.70%	(0.23%)	32.37%		5.70%		15.76%	(20.23%)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$17,025		$9,772	$8,567	$8,955		$1,945		$2,149	$1,609
Ratio of expenses to average net assets excluding fee waivers and reimbursements	2.91	%(f)	3.54%	3.10%	4.49	%(f)	6.28%		7.65%	12.05%
Ratio of expenses to average net assets including fee waivers and reimbursements	1.60	%(f)	1.60%	1.60%	1.60	%(f)	1.60%		1.60%	1.60%
Ratio of net investment income/(loss) to average net assets	(0.91	%)(f)	(0.56%)	(0.67%)	0.50	%(f)	0.00	%(g)	(0.42%)	(0.49%)
Portfolio turnover rate(h)	11%		23%	58%	28%		65%		93%	114%

(a)	Effective May 1, 2014, the Board approved changing the fiscal year-end of the Funds from April 30 to October 31.
(b)	Per share amounts and ratios to average net assets include income and expenses of the Kotak Mauritius Portfolio (wholly-owned subsidiary).
(c)	Calculated using the average shares method.
(d)	Less than $0.005 or ($0.005) per share.
(e)
Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(f)	Annualized.
(g)	Less than 0.005%
(h)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

49 | April 30, 2017

ALPS | Metis Global Micro Cap Value Fund

Management Commentary	April 30, 2017 (Unaudited)

Market Commentary
The S&P Global Broad Market Index of companies with less than $500 million of market capitalization (the S&P Global BMI < $500 million, hereinafter) increased 10.6% over the six months ended April 30, 2017. Global markets were significantly influenced during this period by the United States presidential election. The unexpected election results sent the US market higher as proposed policies regarding protective tariffs, infrastructure spending, and tax and healthcare reform excited investors. The possibility of reinvigorated US growth and inflation also had knock on positive effects for other global markets such as Japan, Australia, and the UK.

The US dollar currency also gained strength during the period due to previously mentioned factors as well as the Fed’s follow through on the first two rate hikes since the 2007‐2008 Financial Crisis. The United Kingdom continued its post Brexit rally bolstered by supportive local economic data, and Europe also benefited during the period from increasingly low unemployment and an extension of the European Central Bank’s quantitative easing program. Emerging Markets had mixed results during the period with China, Mexico, and Turkey generally lower and Brazil India and Taiwan posting positive results.

Fund Review
The ALPS/Metis Global Micro Cap Value Fund returned 11.95% over the six months ended April 30, 2017. The fund outperformed the benchmark S&P Global BMI < $500 million by 134 basis points (bps). Portfolio outperformance was driven by overweight positioning and strong stock selection in cyclical sectors such as Consumer Discretionary and Industrials, which benefited from increased consumer confidence and a more positive global growth outlook. Performance was held back by underweight position in the European region and IT sector, which were both top performers for the benchmark.

The Consumer Discretionary sector was the strongest driver of outperformance for the Fund. Portfolio shares within the sector outperformed the benchmark by 7.3% on average and the portfolio was overweight the sector by 5.3%. Performance was broad based within the sector with all ten subsectors contributing positively to absolute returns. Holdings in the Distribution and Leisure Products subsectors both represented a meaningful component of portfolio level out performance. This was partially driven by two top performing UK holdings, Brammers (+61.0%) and Games Workshop Group (+65.6%).

Industrials was a top performing sector for both the benchmark and the Fund alike. This is the portfolio’s highest weighted sector. Currently the overweight position is due to the market’s tendency to over emphasize short‐term performance without proper appreciation for the long/medium term earnings potential of the underlying business. Capital spending by corporations has been limited lately by low commodity prices and concerns over global growth and this has depressed industrial sector earnings and valuations. With a long‐term through‐cycle view, the Fund has taken an overweight position in the Industrial sector and has recently benefited from a reversal in sentiment towards renewed global growth, fiscal spending initiative, and potential corporate tax reform. The Fund’s Industrial holdings, which represent nearly a quarter of the portfolio, returned 15.65% on average during the period besting a strong benchmark performance by almost 2%. All subsectors provided positive absolute returns while Machinery and Commercial Services and Supplies drove the most relative outperformance.

A significant detractor from relative performance during the period was the underweight position towards Europe. Europe had a strong six months given multiple reports of record low unemployment figures for the decade and continued Quantitative Easing efforts by the European Central Bank. The benchmark return for the European Region was 16.5% while the portfolio lagged at 9.0%. The primary driver of this underperformance was the fact that the portfolio had no holdings in four of the benchmark’s top five performing countries including Austria, Denmark, Finland and Italy. The portfolio did, however, participate fully in the UK’s strong rally with portfolio returns from the UK reaching 38.8%, 8.6% ahead of the benchmark. This was thanks in part to portfolio top performer Lavendon Group (+119%), a rental equipment provider which was taken over in November 2016 through an acquisition at a significant premium to market due to its intrinsic brand and asset value.

On a sector basis, the Energy and Equipment Services subsector held back returns during the period and provided negative returns as a group for the portfolio. Crude Oil traded relatively flat during the period, however, many major oil companies posted news of constrained capex budgets going forward with focus on accessing more traditional low cost reserves. This hurt the sentiment and near term earnings projections of small cap oil service providers, especially those focused on off‐shore or higher cost technologies. The long‐term outlook for these services remains positive do to the long term need to access new oil and gas reserves. With this long term view, the portfolio holds an overweight to this subsector through the selection of fundamentally sound individual companies at bargain prices.

The Information Technology sector, and the portfolio’s underweight positioning there, was the biggest hindrance to relative performance over the last six months. Information technology was the top performing sector for the benchmark as optimism and risk appetite returned to the market, especially in the US. The portfolio remains underweight this sector primarily on valuation concerns and reluctance to pay a growth premium.

Strategy and Outlook
The Fund is managed with a bottom‐up investment approach with valuation being the key criteria. Once an investable opportunity set is assembled, securities are valued along two successive valuation approaches: i) valuation based on the company’s specific global industry, and ii) valuation based on the overall embedded business value of the company. Portfolio construction at Metis is a purely systematic process directly driven by a security’s score: only those securities with the highest scores are considered for the portfolio. Metis optimizes the portfolio with our value based scoring system, resulting in the highest scoring stocks receiving the greatest weight. Country and industry weightings are a residual of this bottom‐up scoring process and position the portfolio where we find the greatest value globally.
50 | April 30, 2017

ALPS | Metis Global Micro Cap Value Fund

Management Commentary	April 30, 2017 (Unaudited)

On a country basis, our largest overweight position is Japan, a country where we are uncovering deeply discounted opportunities as a result of concerns about macroeconomic growth. Valuation metrics such as price‐to‐book and price‐to‐earnings ratios are well below historical (10 year) averages in Japan. The Fund’s portfolio holdings also have attractive dividend yields supported by well capitalized, high‐cash balance sheets. While the state of the Japanese economy has been the subject of much debate recently, nearly a third of the Fund’s Japanese holdings generate a significant portion of revenue internationally. Accordingly, the success of these firms may not be entirely dependent on domestic demand. These stocks are concentrated primarily in sectors the Fund is most overweight (industrials and consumer discretionary).

The Fund is also overweight Brazil. Brazil, as a whole, was been hurt by political turmoil (impeachment and corruption scandals in 2015‐2016), commodity price collapses (oil and iron ore) and monetary issues (weakening currency and high interest rates). These issues put market wide pressure on stock prices and afforded the portfolio a target rich environment in which to seek out mispriced securities. The Brazilian market has rallied through 2016 and 2017 due to positive developments regarding some of the previously mentioned national issues, including a change in leadership and reductions in interest rates, however several securities remain highly undervalued. Portfolio holdings include several banks and infrastructure companies which have felt the brunt of economic uncertainty.

The Fund is underweight Europe as previously mentioned as well as the US and Canada. Developed North America experienced a significant rally post‐election and many holdings moved out of undervalued territory into the speculative price range disconnected from fundamentals. The portfolio sold several positions and by the end of the period was slightly underweight the benchmark as funds were moved to more attractive regions.

Thank you for your continued support and investment in the ALPS|Metis Global Micro Cap Value Fund.

Machel Allen, CFA
President and Chief Investment Officer

The views of the authors and information discussed in this commentary are as of the date of publication, are subject to change, and may not reflect the writers’ current views. The views expressed are those of the authors only, and represent an assessment of market conditions at a specific point in time, are opinions only and should not be relied upon as investment advice regarding a particular investment or markets in general. Such information does not constitute a recommendation to buy or sell specific securities or investment vehicles. It should not be assumed that any investment will be profitable or will equal the performance of the fund(s) or any securities or any sectors mentioned in this letter. The subject matter contained in this letter has been derived from several sources believed to be reliable and accurate at the time of compilation. Neither ALPS Advisors, Inc., Metis Global Partners, LLC, nor the Fund accepts any liability for losses either direct or consequential caused by the use of this information.

Diversification cannot guarantee gain or prevent losses.

The Fund is new and has limited operating history.
51 | April 30, 2017

ALPS | Metis Global Micro Cap Value Fund

Performance Update	April 30, 2017 (Unaudited)

Performance of $10,000 Initial Investment (as of April 30, 2017)
Comparison of change in value of a $10,000 investment (includes maximum sales charges of 5.50%)

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Average Annual Total Returns (as of April 30, 2017)

	6 Month	1 Year	Since Inception^	Total Expense Ratio	What You Pay*
ALPS | Metis Global Micro Cap Value Fund ‐ A ‐ NAV	9.99%	18.12%	18.81%	4.48%	2.11%
ALPS | Metis Global Micro Cap Value Fund ‐ A ‐ MOP	3.92%	11.64%	13.96%
ALPS | Metis Global Micro Cap Value Fund ‐ C ‐ NAV	9.70%	17.21%	17.97%	4.92%	2.71%
ALPS | Metis Global Micro Cap Value Fund ‐ C ‐ CDSC	8.70%	16.21%	17.27%
ALPS | Metis Global Micro Cap Value Fund ‐ I ‐ NAV	10.23%	18.47%	19.15%	3.41%	1.71%
S&P Global BMI Under $500 Million Index[1]	10.43%	14.42%	13.81%

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data, please call 1-866-759-5679.

Maximum Offering Price (MOP) for Class A shares includes the Fund’s maximum sales charge of 5.50%. Performance shown at NAV does not include these sales charges and would have been lower had it been taken into account. If you invest $1 million or more, either as a lump sum or through the Fund’s accumulation or letter of intent programs, you can purchase Class A shares without an initial sales charge (load). A Contingent Deferred Sales Charge (“CDSC”) of 1.00% may apply to Class C shares redeemed within the first 12 months after a purchase, and on Class A shares redeemed within the first 18 months after a purchase in excess of $1 million. The Fund imposes a 2.00% redemption fee on shares held for less than 60 days.

Performance less than 1 year is cumulative.
52 | April 30, 2017

ALPS | Metis Global Micro Cap Value Fund

Performance Update	April 30, 2017 (Unaudited)

[1]
The S&P Global BMI Under $500 Million Index with net dividends is a comprehensive, rules-based index measuring global stock market performance of micro- and small- capitalization companies. It represents all issues in the S&P Global BMI (Broad Market Index (BMI) whose market capitalization at time of index constitution is less than $500 million. The S&P Global <$500M Index includes companies from both developed and emerging nations. An investor may not invest directly in an index.

^	Fund inception date of December 23, 2015.
*	What You Pay reflects the Advisor’s decision to contractually limit expenses through February 28, 2018. Please see the prospectus for additional information.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

This Fund is not suitable for all investors and is subject to investment risks, including possible loss of the principal amount invested.

There is no guarantee that the Fund will continue to hold any one particular security or stay invested in any one particular company. The composition of the Fund’s top holdings is subject to change. Performance figures are historical and reflect the change in share price, reinvested distributions, changes in net asset value, sales charges and capital gains distributions, if any.

The ALPS | Metis Global Micro Cap Value Fund is new and has limited operating history.

Effective February 28, 2017 the Fund changed its name from the ALPS | Metis Global Micro Cap Fund to the ALPS | Metis Global Micro Cap Value Fund

Not FDIC Insured – No Bank Guarantee – May Lose Value

Top Ten Holdings (as a% of Net Assets) †

Weight Watchers International, Inc.	0.68%
TRC Cos, Inc.	0.65%
Land & General Bhd	0.62%
Oriental Bank of Commerce	0.61%
Neopost SA	0.60%
Radium Life Tech Co., Ltd.	0.56%
TASAKI & Co., Ltd.	0.55%
The Karnataka Bank, Ltd.	0.54%
Nihon Nohyaku Co., Ltd.	0.53%
Yachiyo Industry Co., Ltd.	0.53%
Top Ten Holdings	5.87%

Top Ten Country Allocation (as a% of Net Assets)†

Japan	30.52%
United States	22.61%
South Korea	8.87%
Taiwan	5.27%
Canada	3.14%
Australia	3.10%
Brazil	3.06%
Great Britain	2.93%
India	2.90%
Malaysia	1.87%
Top Ten Country Allocation	84.81%

†	Holdings are subject to change, and may not reflect the current or future position of the portfolio. Tables present indicative values only. Excludes cash & cash equivalents.
53 | April 30, 2017

ALPS | Metis Global Micro Cap Value Fund

Statement of Investments	April 30, 2017 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (97.38%)
Australia (3.10%)
Beadell Resources, Ltd.(a)	421,539	$72,414
Cabcharge Australia, Ltd.	40,034	78,841
Medusa Mining, Ltd.(a)	349,571	99,108
Monadelphous Group, Ltd.	12,557	117,403
Mount Gibson Iron, Ltd.(a)	382,191	102,865
Prime Media Group, Ltd.	480,870	108,023
Reckon, Ltd.	64,133	74,849
Sandfire Resources NL	15,837	68,576
Senex Energy, Ltd.(a)	421,541	100,536
Seven West Media, Ltd.	132,860	73,519
		896,134

Brazil (1.99%)
Kepler Weber SA	18,200	143,809
Mills Estruturas e Servicos de Engenharia SA(a)	84,600	92,755
Paranapanema SA	267,700	109,642
Rumo SA(a)	36,600	100,896
Tegma Gestao Logistica SA(a)	31,400	128,506
		575,608

Canada (3.14%)
Canam Group, Inc.	16,299	145,313
Clarke, Inc.	10,602	85,434
Essential Energy Services, Ltd.(a)	180,764	80,778
Granite Oil Corp.	20,905	79,023
Horizon North Logistics, Inc.	74,986	92,836
Mandalay Resources Corp.	128,376	53,606
Nevsun Resources, Ltd.	29,985	66,558
Pizza Pizza Royalty Corp.	7,648	99,560
Torstar Corp., Class B	72,844	92,319
Western Energy Services Corp.(a)	49,090	72,643
Yellow Pages, Ltd.(a)	7,415	40,849
		908,919

Cayman Islands (0.43%)
Consolidated Water Co., Ltd.	10,623	125,351

Chile (0.33%)
PAZ Corp. SA	85,230	95,139

China (0.34%)
Boer Power Holdings, Ltd.(a)	285,000	97,358

Cyprus (0.07%)
Ocean Rig UDW, Inc.(a)	93,179	18,822

France (0.93%)
Neopost SA	4,297	174,249
Solocal Group(a)	81,272	96,209
		270,458

Great Britain (2.93%)
CML Microsystems PLC	7,314	41,208
Foxtons Group PLC	87,878	116,666
	Shares	Value (Note 2)
Great Britain (continued)
Gem Diamonds, Ltd.	69,808	$79,340
Inland Homes PLC	143,249	115,960
LSL Property Services PLC	32,125	85,609
Norcros PLC	46,494	103,878
Numis Corp. PLC	29,605	106,597
Utilitywise PLC	46,957	86,819
Wincanton PLC	31,221	111,607
		847,684

Greece (0.43%)
Aegean Marine Petroleum Network, Inc.	11,184	124,702

Hong Kong (1.35%)
APT Satellite Holdings, Ltd.	209,500	113,531
Playmates Holdings, Ltd.	78,000	124,546
Playmates Toys, Ltd.	524,000	93,503
REXLot Holdings, Ltd.(a)	3,925,000	58,534
		390,114

India (2.90%)
Ashapura Minechem, Ltd.(a)	112,446	115,851
Eros International Media, Ltd.(a)	35,103	117,881
JK Tyre & Industries, Ltd.	59,078	152,194
The Karnataka Bank, Ltd.	61,907	157,584
Oriental Bank of Commerce	66,973	176,973
PTC India, Ltd.	80,618	119,419
		839,902

Indonesia (0.94%)
Elnusa Tbk PT	2,941,100	83,219
Energi Mega Persada Tbk PT(a)	18,534,900	69,528
Kawasan Industri Jababeka Tbk PT(a)	4,867,200	120,333
		273,080

Ireland (0.39%)
Independent News & Media PLC(a)	794,791	112,550

Isle Of Man (0.28%)
Manx Telecom PLC	30,636	79,955

Israel (1.08%)
Magic Software Enterprises, Ltd.	15,378	119,179
magicJack VocalTec, Ltd.(a)	13,386	109,765
Perion Network, Ltd.(a)	45,207	82,277
		311,221

Japan (30.52%)
Aizawa Securities Co., Ltd.	15,800	96,276
Amiyaki Tei Co., Ltd.	3,200	120,009
Arealink Co., Ltd.	9,700	132,640
Asmo Corp.	139,000	83,584
Computer Institute of Japan, Ltd.	16,600	83,282
Dai Nippon Toryo Co., Ltd.	48,000	109,810
Daiichi Jitsugyo Co., Ltd.	19,000	119,302
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	16,000	109,283

54 | April 30, 2017

ALPS | Metis Global Micro Cap Value Fund

Statement of Investments	April 30, 2017 (Unaudited)

	Shares	Value (Note 2)
Japan (continued)
The Daisan Bank, Ltd.	7,200	$109,696
Ebara Jitsugyo Co., Ltd.	9,900	127,360
Eidai Co., Ltd.	22,000	101,012
ESPEC Corp.	9,800	118,652
Fuji Kiko Co., Ltd.	22,900	123,339
Fujisash Co., Ltd.	128,700	116,431
Fujitec Co., Ltd.	10,800	127,992
Fujitsu Frontech, Ltd.	8,000	110,713
GCA Corp.	10,300	83,264
Gun‐Ei Chemical Industry Co., Ltd.	3,300	105,558
Hochiki Corp.	9,900	127,622
Honda Tsushin Kogyo Co., Ltd.	9,300	121,761
Ichiyoshi Securities Co., Ltd.	13,700	109,190
IwaiCosmo Holdings, Inc.	8,200	78,662
Iwasaki Electric Co., Ltd.	64,000	94,711
Janome Sewing Machine Co., Ltd.	15,300	106,621
JCU Corp.	3,200	95,530
Kasai Kogyo Co., Ltd.	8,500	105,550
Kato Works Co., Ltd.	4,500	116,972
Kawai Musical Instruments Manufacturing Co., Ltd.	5,700	119,367
Koatsu Gas Kogyo Co., Ltd.	12,700	84,247
Kyowa Leather Cloth Co., Ltd.	15,400	122,200
Mars Engineering Corp.	5,500	113,358
The Michinoku Bank, Ltd.	48,000	80,651
The Mie Bank, Ltd.	4,600	95,915
MIMAKI ENGINEERING Co., Ltd.	16,500	97,165
Mitsuuroko Group Holdings Co., Ltd.	7,300	46,106
Mory Industries, Inc.	5,300	106,334
Nichireki Co., Ltd.	17,200	148,690
Nichirin Co., Ltd.	7,200	134,311
Nihon Dengi Co., Ltd.	5,200	112,150
Nihon House Holdings Co., Ltd.	23,600	100,166
Nihon Nohyaku Co., Ltd.	24,100	154,650
Nippon Hume Corp.	20,600	125,583
Nippon Seisen Co., Ltd.	19,000	116,060
Nissei Plastic Industrial Co., Ltd.	11,200	106,720
Nittetsu Mining Co., Ltd.	2,300	122,586
Noritsu Koki Co., Ltd.	12,200	93,813
Ohashi Technica, Inc.	7,600	94,038
Osaka Soda Co., Ltd.	24,000	108,939
Oyo Corp.	7,900	100,263
Rheon Automatic Machinery Co., Ltd.	6,300	60,361
Rion Co., Ltd.	7,900	106,261
Roland DG Corp.	3,500	104,754
Ryoden Corp.	19,000	120,198
Sakai Heavy Industries, Ltd.	38,000	104,380
San‐Ai Oil Co., Ltd.	14,400	122,321
Sansha Electric Manufacturing Co., Ltd.	19,700	89,064
Sanyo Shokai, Ltd.	68,000	100,197
Sanyo Trading Co., Ltd.	7,000	130,371
Seika Corp.	33,000	103,325
Shinko Plantech Co., Ltd.	13,800	103,189
Sun Frontier Fudousan Co., Ltd.	11,800	103,139
Tabuchi Electric Co., Ltd.	27,600	81,494
TASAKI & Co., Ltd.	8,100	159,810
Tatsuta Electric Wire and Cable Co., Ltd.	25,600	126,053
	Shares	Value (Note 2)
Japan (continued)
Tayca Corp.	16,000	$104,907
Teikoku Electric Manufacturing Co., Ltd.	12,000	115,236
The Tochigi Bank, Ltd.	19,600	93,610
Togami Electric Manufacturing Co., Ltd.	27,000	139,343
Tokyo Keiki, Inc.	51,000	106,160
Toli Corp.	34,900	116,270
Tosho Printing Co., Ltd.	26,000	117,329
The Towa Bank, Ltd.	97,000	101,029
Toyo Kanetsu KK	37,000	94,585
Toyo Kohan Co., Ltd.	28,400	101,644
Toyo Machinery & Metal Co., Ltd.	21,700	135,203
Uchida Yoko Co., Ltd.	5,300	121,497
Weathernews, Inc.	2,300	77,197
West Holdings Corp.	14,200	99,821
Yachiyo Industry Co., Ltd.	12,800	153,908
YAMABIKO Corp.	9,900	117,962
Yuasa Trading Co., Ltd.	3,700	107,095
		8,835,847

Malaysia (1.87%)
Chin Well Holdings Bhd	313,000	123,270
KSL Holdings Bhd(a)	391,800	110,073
Land & General Bhd	3,003,780	179,909
Media Prima Bhd	465,500	128,485
		541,737

Netherlands (0.24%)
BinckBank NV	14,060	69,878

Norway (0.89%)
BW Offshore, Ltd.(a)	49,433	127,238
Kvaerner ASA(a)	98,915	129,030
		256,268

Poland (1.14%)
Amica SA	2,352	117,981
Getin Holding SA(a)	273,326	93,006
Getin Noble Bank SA(a)	248,513	119,158
		330,145

Qatar (0.40%)
Qatar Islamic Insurance Co. QSC	6,926	115,836

Singapore (1.73%)
Cape PLC	47,750	148,725
CW Group Holdings, Ltd.	554,000	110,990
SHS Holdings, Ltd.	749,500	128,748
UMS Holdings, Ltd.	164,600	112,432
		500,895

South Africa (0.60%)
Group Five Ltd.	64,113	74,841
PPC, Ltd.(a)	210,651	98,696
		173,537
55 | April 30, 2017

ALPS | Metis Global Micro Cap Value Fund

Statement of Investments	April 30, 2017 (Unaudited)

	Shares	Value (Note 2)
South Korea (8.87%)
Bluecom Co., Ltd.	8,433	$82,134
Byucksan Corp	29,661	99,842
Daeyang Electric Co., Ltd.(a)	9,435	115,224
Dong‐A Hwasung Co., Ltd.	18,896	81,370
Dongyang E&P, Inc.	9,616	115,687
Hy‐Lok Corp.	5,873	115,545
Hyundai Engineering Plastics Co., Ltd.	14,084	97,211
iMarketKorea, Inc.	10,052	117,392
Interpark Holdings Corp.	22,056	104,040
Kangnam Jevisco Co., Ltd.	3,503	116,934
KISCO Corp.	3,438	113,269
KONA I Co., Ltd.(a)	8,374	71,351
Kortek Corp.	6,535	84,921
Kukdo Chemical Co., Ltd.	2,401	101,284
Kwang Myung Electric Co., Ltd.(a)	51,331	132,739
NEOWIZ HOLDINGS Corp.(a)	5,659	77,333
SAMHWA Paints Industrial Co., Ltd.	14,343	109,683
Sammok S‐Form Co., Ltd.	7,880	94,690
SBS Contents Hub Co., Ltd.	11,460	85,449
SeAH Special Steel Co., Ltd.	5,570	101,081
Sejoong Co., Ltd.	31,833	118,172
Seoyon Electronics Co., Ltd.	41,035	109,067
SH Energy & Chemical Co., Ltd.	84,336	111,758
YeaRimDang Publishing Co., Ltd.(a)	20,458	107,246
Yoosung Enterprise Co., Ltd.	26,710	106,313
		2,569,735

Sweden (0.67%)
Medivir AB, B Shares(a)	12,129	93,750
Tethys Oil AB	13,086	100,745
		194,495

Taiwan (5.27%)
Ability Enterprise Co., Ltd.	202,000	134,173
Apacer Technology, Inc.	92,880	120,783
China General Plastics Corp.	120,880	106,697
Clevo Co.	128,000	117,201
Cyberlink Corp.	51,000	113,254
Formosan Rubber Group, Inc.	213,800	117,928
Hong Pu Real Estate Development Co., Ltd.	131,000	106,346
KEE TAI Properties Co., Ltd.	261,000	95,954
LEE CHI Enterprises Co., Ltd.	252,000	90,598
Lion Travel Service Co., Ltd.	40,000	117,464
Radium Life Tech Co., Ltd.(a)	345,000	162,375
We&Win Diversification Co., Ltd.	371,000	124,317
Yungshin Construction & Development Co., Ltd.	126,000	118,186
		1,525,276

Thailand (1.22%)
Hwa Fong Rubber Thailand PCL	819,884	115,573
Raimon Land PCL	2,885,500	110,875
Somboon Advance Technology PCL	272,600	125,306
		351,754
	Shares	Value (Note 2)
Turkey (0.72%)
Albaraka Turk Katilim Bankasi AS	325,082	$113,444
EGE Seramik Sanayi ve Ticaret AS(a)	91,589	93,911
		207,355

United States (22.61%)
Adams Resources & Energy, Inc.	2,753	111,827
Alaska Communications Systems Group, Inc.(a)	56,962	133,861
American Public Education, Inc.(a)	4,179	92,356
ARC Document Solutions, Inc.(a)	21,883	80,529
Atwood Oceanics, Inc.(a)	10,211	79,952
Autobytel, Inc.(a)	7,349	96,345
Avid Technology, Inc.(a)	19,811	111,041
Aware, Inc.(a)	17,932	86,074
Baldwin & Lyons, Inc., Class B	4,475	109,638
Bravo Brio Restaurant Group, Inc.(a)	24,990	121,202
Bridgepoint Education, Inc.(a)	10,234	124,855
C&F Financial Corp.	2,535	126,750
CARBO Ceramics, Inc.(a)	6,332	43,501
Computer Programs & Systems, Inc.	4,064	111,557
Computer Task Group, Inc.	23,147	137,262
Core Molding Technologies, Inc.(a)	7,012	138,696
Crawford & Co., Class B	9,902	108,031
CSS Industries, Inc.	4,260	112,294
DXP Enterprises, Inc.(a)	2,680	97,766
Federated National Holding Co.	5,426	87,250
First BanCorp(a)	18,672	109,791
First Bancorp/Southern Pines NC	3,398	102,076
Franklin Covey Co.(a)	4,928	104,720
Geospace Technologies Corp.(a)	4,500	74,430
Gold Resource Corp.	16,897	55,760
Hallador Energy Co.	10,907	72,968
Harte‐Hanks, Inc.(a)	59,527	80,957
HCI Group, Inc.	2,350	112,072
Hornbeck Offshore Services, Inc.(a)	15,958	54,417
Houston Wire & Cable Co.	14,724	92,025
Hovnanian Enterprises, Inc., Class A(a)	45,556	106,601
Hurco Cos, Inc.	3,513	101,877
Hyster‐Yale Materials Handling, Inc.	1,772	106,515
Iconix Brand Group, Inc.(a)	10,075	70,525
IDT Corp., Class B	5,294	80,416
LB Foster Co., Class A	7,336	104,171
Liberty Tax, Inc.	8,192	115,098
Manning & Napier, Inc.	14,008	81,246
Natural Health Trends Corp.	3,965	113,716
NCI, Inc., Class A(a)	7,689	114,182
NewLink Genetics Corp.(a)	7,363	137,614
Northern Oil and Gas, Inc.(a)	33,317	74,963
OFG Bancorp	7,808	91,354
Orrstown Financial Services, Inc.	4,581	98,262
PAM Transportation Services, Inc.(a)	5,546	104,098
Park‐Ohio Holdings Corp.	2,423	95,345
PDL BioPharma, Inc.	48,650	109,463
PHI, Inc.(a)	6,858	80,444
Radio One, Inc., Class D(a)	37,055	111,165
REX American Resources Corp.(a)	1,213	114,847
Roadrunner Transportation Systems, Inc.(a)	15,640	105,101
56 | April 30, 2017

ALPS | Metis Global Micro Cap Value Fund

Statement of Investments	April 30, 2017 (Unaudited)

	Shares	Value (Note 2)
United States (continued)
Saga Communications, Inc., Class A	2,253	$115,466
Sequential Brands Group, Inc.(a)	26,304	88,644
Strattec Security Corp.	2,711	87,159
TravelCenters of America LLC(a)	15,486	94,465
Travelzoo, Inc.(a)	12,540	115,368
TRC Cos, Inc.(a)	10,754	188,194
Ultra Petroleum Corp.(a)	6,556	73,427
United Insurance Holdings Corp.	6,804	103,829
VOXX International Corp.(a)	23,425	152,262
VSE Corp.	2,864	122,150
Weight Watchers International, Inc.(a)	9,433	196,960
ZAGG, Inc.(a)	17,047	121,034
		6,545,964

TOTAL COMMON STOCKS
(Cost $26,493,652)		28,185,719

PREFERRED STOCKS (1.07%)
Brazil (1.07%)
Banco ABC Brasil SA	19,400	108,306
Banco do Estado do Rio Grande do Sul SA, Class B	18,400	83,187
Centrais Eletricas Santa Catarina	21,000	118,363
		309,856

TOTAL PREFERRED STOCKS
(Cost $187,555)		309,856

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (1.36%)
Money Market Fund (1.36%)
State Street Institutional Treasury Plus Money Market Fund	0.644%	394,897	394,897

TOTAL SHORT TERM INVESTMENTS (Cost $394,897)			394,897

TOTAL INVESTMENTS (99.81%) (Cost $27,076,104)			$28,890,472

Other Assets In Excess Of Liabilities (0.19%)			53,932
NET ASSETS ‐ 100.00%			$28,944,404

(a)	Non-Income Producing Security.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Financial Statements.

57 | April 30, 2017

ALPS | Metis Global Micro Cap Value Fund

Statement of Assets and Liabilities	April 30, 2017 (Unaudited)

ASSETS
Investments, at value	$28,890,472
Receivable for investments sold	9,000
Receivable for shares sold	6,899
Dividends receivable	132,261
Prepaid expenses and other assets	25,840
Total Assets	29,064,472
LIABILITIES
Foreign currency overdraft, at value (Cost $22,488)	23,201
Payable for foreign capital gains tax	28,949
Investment advisory fees payable	16,818
Administration and transfer agency fees payable	29,646
Distribution and services fees payable	1,869
Trustees' fees and expenses payable	31
Professional fees payable	11,480
Accrued expenses and other liabilities	8,074
Total Liabilities	120,068
NET ASSETS	$28,944,404
NET ASSETS CONSIST OF
Paid‐in capital	$26,078,419
Accumulated net investment loss	(62,304)
Accumulated net realized gain	1,143,975
Net unrealized appreciation	1,784,314
NET ASSETS	$28,944,404
INVESTMENTS, AT COST	$27,076,104
PRICING OF SHARES
Class A:
Net Asset Value, offering and redemption price per share	$11.96
Net Assets	$3,865,074
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	323,173
Maximum offering price per share ((NAV/0.9450), based on maximum sales charge of 5.50% of the offering price)	$12.66
Class C:
Net Asset Value, offering and redemption price per share(a)	$11.86
Net Assets	$399,602
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	33,694
Class I:
Net Asset Value, offering and redemption price per share	$11.96
Net Assets	$24,679,728
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	2,064,068

(a)	Redemption price per share may be reduced for any applicable contingent deferred sales charge. For a description of a possible sales charge, please see the Fund's Prospectus.

See Notes to Financial Statements.
58 | April 30, 2017

ALPS | Metis Global Micro Cap Value Fund

Statement of Operations	For the Six Months Ended April 30, 2017 (Unaudited)

INVESTMENT INCOME
Dividends	$286,845
Foreign taxes withheld on dividends	(27,161)
Total Investment Income	259,684

EXPENSES
Investment advisory fees	146,321
Administrative fees	39,011
Transfer agency fees	203
Distribution and service fees
Class A	5,007
Class C	1,732
Professional fees	9,026
Delegated transfer agent equivalent services
Class I	1,031
Reports to shareholders and printing fees	689
State registration fees	13,959
Insurance fees	69
Custody fees	37,974
Trustees' fees and expenses	163
Offering costs	11,610
Miscellaneous expenses	5,097
Total Expenses	271,892
Less fees waived/reimbursed by investment advisor (Note 8)
Class A	(6,385)
Class C	(985)
Class I	(58,508)
Net Expenses	206,014
Net Investment Income	53,670
Net realized gain on investments	1,169,715
Net realized loss on foreign currency transactions	(14,688)
Net realized loss on foreign capital gains tax	(11,041)
Net Realized Gain	1,143,986
Net change in unrealized appreciation on investments	783,941
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	328
Net change in unrealized loss on foreign capital gains tax	(26,532)
Net Change in Unrealized Appreciation	757,737
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	1,901,723
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,955,393

See Notes to Financial Statements.
59 | April 30, 2017

ALPS | Metis Global Micro Cap Value Fund

Statement of Changes in Net Assets

	For the Six Months Ended April 30, 2017 (Unaudited)(a)	For the Period December 24, 2015 (Commencement) to October 31, 2016
OPERATIONS
Net investment income	$53,670	$107,559
Net realized gain	1,143,986	790,920
Net change in unrealized appreciation	757,737	1,026,577
Net Increase in Net Assets Resulting from Operations	1,955,393	1,925,056

DISTRIBUTIONS
Dividends to shareholders from net investment income
Class A	(20,978)	–
Class C	(3,129)	–
Class I	(255,996)	–
Dividends to shareholders from net realized gains
Class A	(77,685)	–
Class C	(14,930)	–
Class I	(694,622)	–
Net Decrease in Net Assets from Distributions	(1,067,340)	–

BENEFICIAL INTEREST TRANSACTIONS (NOTE 6)
Shares sold
Class A	2,956,803	821,225
Class C	143,810	250,590
Class I	7,955,739	13,303,600
Dividends reinvested
Class A	92,184	–
Class C	12,315	–
Class I	937,211	–
Shares redeemed, net of redemption fees
Class A	(77,539)	(10,255)
Class C	(23,661)	–
Class I	(203,295)	(27,432)
Net Increase in Net Assets Derived from Beneficial Interest Transactions	11,793,567	14,337,728

Net increase in net assets	12,681,620	16,262,784

NET ASSETS
Beginning of period	16,262,784	–
End of period *	$28,944,404	$16,262,784
*Including accumulated net investment income/(loss) of:	$(62,304)	$164,129

(a)	Prior to February 28, 2017 the fund was known as ALPS | Metis Global Micro Cap Fund.

See Notes to Financial Statements.
60 | April 30, 2017

ALPS | Metis Global Micro Cap Value Fund – Class A

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2017(a) (Unaudited)		For the Period December 24, 2015 (Commencement) to October 31, 2016
Net asset value, beginning of period	$11.48		$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.03		0.11
Net realized and unrealized gain	1.08		1.36
Total from investment operations	1.11		1.47

DISTRIBUTIONS:
From net investment income	(0.12)		–
From net realized gains	(0.51)		–
Total distributions	(0.63)		–

REDEMPTION FEES ADDED TO PAID‐IN CAPITAL (NOTE 6)	0.00	(c)	0.01
Net increase in net asset value	0.48		1.48
Net asset value, end of period	$11.96		$11.48
TOTAL RETURN(d)	9.99%		14.80%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$3,865		$820
Ratio of expenses to average net assets excluding fee waivers and reimbursements	2.59	%(e)	4.47	%(e)
Ratio of expenses to average net assets including fee waivers and reimbursements	2.09	%(e)(f)	2.10	%(e)
Ratio of net investment income to average net assets	0.44	%(e)	1.12	%(e)
Portfolio turnover rate(g)	35%		77%

(a)	Prior to February 28, 2017 the fund was known as ALPS | Metis Global Micro Cap Fund.
(b)	Calculated using the average shares method.
(c)	Less than $0.005 or ($0.005) per share.
(d)
Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude any applicable sales charges.

(e)	Annualized.
(f)
According to the Fund's shareholder services plan with respect to the Fund's Class A shares, any amount of such payment not paid during the Fund's fiscal year for such service activities shall be reimbursed to the Fund as soon as practical after the end of the fiscal year. Fees were reimbursed to the Fund during the period ended April 30, 2017, for the prior fiscal year in the amount of 0.01% of average net assets of Class A shares.

(g)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.
61 | April 30, 2017

ALPS | Metis Global Micro Cap Value Fund – Class C

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2017(a) (Unaudited)		For the Period December 24, 2015 (Commencement) to October 31, 2016
Net asset value, beginning of period	$11.40		$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(b)	(0.04)		0.02
Net realized and unrealized gain	1.12		1.38
Total from investment operations	1.08		1.40

DISTRIBUTIONS:
From net investment income	(0.11)		–
From net realized gains	(0.51)		–
Total distributions	(0.62)		–

Net increase in net asset value	0.46		1.40
Net asset value, end of period	$11.86		$11.40
TOTAL RETURN(c)	9.70%		14.00%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$400		$255
Ratio of expenses to average net assets excluding fee waivers and reimbursements	3.27	%(d)	4.91	%(d)
Ratio of expenses to average net assets including fee waivers and reimbursements	2.70	%(d)	2.70	%(d)
Ratio of net investment income/(loss) to average net assets	(0.64	%)(d)	0.18	%(d)
Portfolio turnover rate(e)	35%		77%

(a)	Prior to February 28, 2017 the fund was known as ALPS | Metis Global Micro Cap Fund.
(b)	Calculated using the average shares method.
(c)
Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude any applicable sales charges.

(d)	Annualized.
(e)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.
62 | April 30, 2017

ALPS | Metis Global Micro Cap Value Fund – Class I

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2017(a) (Unaudited)		For the Period December 24, 2015 (Commencement) to October 31, 2016
Net asset value, beginning of period	$11.50		$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.03		0.09
Net realized and unrealized gain	1.11		1.41
Total from investment operations	1.14		1.50

DISTRIBUTIONS:
From net investment income	(0.17)		–
From net realized gains	(0.51)		–
Total distributions	(0.68)		–

REDEMPTION FEES ADDED TO PAID‐IN CAPITAL (NOTE 6)	0.00	(c)	–
Net increase in net asset value	0.46		1.50
Net asset value, end of period	$11.96		$11.50
TOTAL RETURN(d)	10.23%		15.00%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$24,680		$15,187
Ratio of expenses to average net assets excluding fee waivers and reimbursements	2.27	%(e)	3.40	%(e)
Ratio of expenses to average net assets including fee waivers and reimbursements	1.70	%(e)	1.70	%(e)
Ratio of net investment income to average net assets	0.48	%(e)	1.04	%(e)
Portfolio turnover rate(f)	35%		77%

(a)	Prior to February 28, 2017 the fund was known as ALPS | Metis Global Micro Cap Fund.
(b)	Calculated using the average shares method.
(c)	Less than $0.005 per share.
(d)
Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)	Annualized.
(f)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.
63 | April 30, 2017

ALPS | Red Rocks Listed Private Equity Fund

Management Commentary	April 30, 2017 (Unaudited)

Overview

Brave New World
During the first six months of fiscal year of 2017, we witnessed a wave  of  market  optimism  as  an  untested  American  President assumed office with expectations of health care, tax, and regulatory reforms along with significant increases in infrastructure spending.

With numerous simmering geo‐political situations including Syria, the Korean peninsula, the French elections and Brexit impact on the Eurozone, along with the wild‐card atmosphere of President Trump’s operating style, the lingering election/political issues with Russia, and emboldened opposition in Congress, it remains to be seen if this optimism will be sustained.

On a global basis, we are seeing signs of economic improvement as larger  economies  of  both  the  north  and  south  of  Europe  are gradually  picking  up,  with  China  and  other  emerging  market economies also exhibiting signs of recovery and growth.

Although private equity (PE) continued its brisk growth, with current global estimates of 3,500+ firms and AUM of $4.5 trillion, the value of  global  M&A  for  PE  was  down  about  35%  from  2015’s  post financial crisis high of $700 billion.

Purchase price multiples for large buyouts (>$500 million) have been elevated for the past three years at about 10X EBITDA (earnings before interest, taxes, depreciation and amortization, a  common proxy for cash flow), which provided an environment for high‐return exits.  These same valuations, however, have a downside in that they have created a more expensive investment environment.

Globally, PE dry powder (the amount of committed capital that PE firms have yet to deploy) is estimated at over $1.2 trillion, about 70% higher than 10 years ago, reflecting both the growth in the asset class as well as robust return expectations of investors.

With  high  valuations  across  geography  and  industry,  a  growing number  of  PE  firms,  large  cache  of  dry  powder,  increased competition and high prices for deals, and increased expectations from investors, the current conditions for PE are challenging within a positive framework.

In this environment, we are closely monitoring our listed private equity (LPE) portfolio on several characteristics:

●	Persistence: How are LPE management teams managing their deal flow, evaluation and due‐diligence of their numerous potential investment deals?
●	Discipline: Are LPE management teams committing capital to deals with consistently favorable economic terms?
●
Long‐term  investment  perspective:  How  are  LPE management teams executing the long‐term oversight of their portfolio as the 7‐10 year investment cycle in many cases outlasts the business cycle and economic conditions when the purchase was first made?

Portfolio Review
For the six months ended April 28, 2017, the Fund’s A shares, LPEFX, returned 15.92% compared with 12.12% and 18.18% for the MSCI World  Index  and  the  Red  Rocks  Global  Listed  Private  Equity  Index, respectively.

During the period, we added Partners Group Holding AG and Brait SE and exited Castle Private Equity AG, Fortive Corp, Grand Parade Investments LTD, Kinnevik AB, Mutares AG, Oaktree Capital Group LLC, and SVG Capital PLC.

At the end of the quarter, the Portfolio held 34 names representing some of the top performing private equity funds and firms from around the globe.

Net contributors to performance for the quarter included:

●	Schouw & Co
●	3i Group PLC
●	The Blackstone Group

Net detractors to performance for the quarter included:

●	Aurelius Equity Opportunities SE & Co
●	Mutares AG
●	Oaktree Capital Group LLC

Outlook
Globally, corporate cash on balance sheets is estimated at $3 trillion.  Although valuations are near historic highs, we foresee persistent low interest rates and low inflation throughout the world, along with possible US tax reform later this year which could lead to further abundance of cash available on corporate balance sheets in the next several years.

Under  these  conditions,  one  could  postulate  that  an  increase  in M&A  could  be  on  the  horizon  which  could  be  a  favorable environment for PE firms to sell assets and realize returns.  On the other  hand,  a  market  correction  may  create  a  favorable environment for PE firms to put capital to work at more favorable valuations. Overall, PE is in relatively good position to capitalize on these potential outcomes.

LPE index valuations are currently around 65% of their February 2009 peak values, while other major equity indices are above 90% of their prior peaks.  Relative to other major asset classes, we believe that  LPE  provides  attractive  valuations  and  opportunities  for  capital appreciation.

Celebrating our 10th Year
In  January  2008,  we  began managing  portfolios  of  listed  private equity.  Despite the many economic and political challenges of the past  decade,  we  continue  to  immensely  enjoy  the  investment process and managing portfolios on behalf of our investors.  We appreciate  your  trust  and  as  we  embark  on  our  10th  year  of managing listed private equity portfolios.

Kirk McCown, CFA
Portfolio Manager
64 | April 30, 2017

ALPS | Red Rocks Listed Private Equity Fund

Performance Update	April 30, 2017 (Unaudited)

Performance of $10,000 Initial Investment (as of April 30, 2017)
Comparison of change in value of a $10,000 investment (includes maximum sales charges of 5.50%)

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Average Annual Total Returns (as of April 30, 2017)

					Since	Total	What
	6 Month	1 Year	3 Year	5 Year	Inception^	Expense Ratio	You Pay*
Class A (NAV)	15.92%	19.54%	5.35%	13.74%	1.83%	2.21%	2.21%
Class A (MOP)	9.48%	12.87%	3.37%	12.47%	1.22%
Class C (NAV)	15.34%	18.68%	4.63%	12.96%	1.05%	2.87%	2.87%
Class C (CDSC)	14.34%	17.68%	4.63%	12.96%	1.05%
Class I	15.93%	19.87%	5.70%	14.09%	2.13%	1.89%	1.89%
Class R	15.58%	19.28%	5.20%	13.68%	1.59%	2.34%	2.34%
MSCI World Index[1]	12.44%	15.30%	6.27%	10.56%	4.59%
Red Rocks Global Listed Private Equity Index[2]	18.18%	23.33%	7.05%	13.98%	2.86%

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data, please  call 1-866-759-5679.

Maximum Offering Price (MOP) for Class A shares includes the Fund’s maximum sales charge of 5.50%. Performance shown at NAV does not include these sales charges and would have been lower had it been taken into account. If you invest $1 million or more, either as a lump sum or through the Fund’s accumulation or letter of intent programs, you can purchase Class A shares without an initial sales charge (load). A Contingent Deferred Sales Charge (“CDSC”) of 1.00% may apply to Class C shares redeemed within the first 12 months after a purchase, and on Class A shares redeemed within the first 18 months after a purchase in excess of $1 million. The Fund imposes a 2.00% redemption fee on shares held for less than 90 days.

Performance less than 1 year is cumulative.
65 | April 30, 2017

ALPS | Red Rocks Listed Private Equity Fund

Performance Update	April 30, 2017 (Unaudited)

Performance shown for Class C shares prior to June 30, 2010 reflects the historical performance of the Fund’s Class A shares, calculated using the fees and expenses of Class C shares.

[1]
MSCI World Index: Morgan Stanley Capital International’s market capitalization weighted index is composed of companies representative of the market structure of 22 developed market countries in North America, Europe and the Asia/Pacific Region. The index is not actively managed and does not reflect any deduction for fees, expenses or taxes. An investor may not invest directly in an index.

[2]
The Red Rocks Global Listed Private Equity Index includes securities, ADRs and GDRs of 40 to 75 private equity companies, including business development companies, master limited partnerships and other vehicles whose principal business is to invest in, lend capital to or provide services to privately held companies. The Red Rocks Global Listed Private Equity Index is managed by the Fund’s Sub-Advisor. An investor may not invest directly in an index.

^	Fund inception date of December 31, 2007 for Classes A, I, and R; Fund inception date June 30, 2010 for Class C.
*
What You Pay reflects the Advisor's and Sub-Advisor’s decision to contractually limit expenses through February 28, 2018 and Acquired Fund Fees and Expenses of 0.71%. Please see the current prospectus for additional information.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

This Fund is not suitable for all investors and is subject to investment risks, including possible loss of the principal amount invested.

Listed Private Equity Companies are subject to various risks depending on their underlying investments, which could include, but are not limited to, additional liquidity risk, industry risk, non-U.S. security risk, currency risk, credit risk, managed portfolio risk and derivatives risk (derivatives risk is the risk that the value of the Listed Private Equity Companies’ derivative investments will fall because of pricing difficulties or lack of correlation with the underlying investment).

There are inherent risks in investing in private equity companies, which encompass financial institutions or vehicles whose principal business is to invest in and lend capital to privately held companies. Generally, little public information exists for private and thinly traded companies, and there is a risk that investors may not be able to make a fully informed investment decision.

Listed Private Equity Companies may have relatively concentrated investment portfolios, consisting of a relatively small number of holdings. A consequence of this limited number of investments is that the aggregate returns realized may be adversely impacted by the poor performance of a small number of investments, or even a single investment, particularly if a company experiences the need to write down the value of an investment.

Certain of the Fund’s investments may be exposed to liquidity risk due to low trading volume, lack of a market maker or legal restrictions limiting the ability of the Fund to sell particular securities at an advantageous price and/or time. As a result, these securities may be more difficult to value. Foreign investing involves special risks, such as currency fluctuations and political uncertainty. The Fund invests in derivatives and is subject to the risk that the value of those derivative investments will fall because of pricing difficulties or lack of correlation with the underlying investment.

There is no guarantee that the Fund will continue to hold any one particular security or stay invested in any one particular company. The composition of the Fund's top holdings is subject to change. Performance figures are historical and reflect the change in share price, reinvested distributions, changes in net asset value, sales charges and capital gains distributions, if any.

Not FDIC Insured – No Bank Guarantee – May Lose Value
66 | April 30, 2017

ALPS | Red Rocks Listed Private Equity Fund

Performance Update	April 30, 2017 (Unaudited)

Top Ten Holdings (as a % of Net Assets)†

HarbourVest Global Private Equity, Ltd.	5.93%
Aurelius Equity Opportunities SE & Co. KGaA	5.21%
3i Group PLC	4.80%
IAC/InterActiveCorp	4.77%
The Blackstone Group LP	4.62%
Schouw & Co. AB	4.53%
Brookfield Asset Management, Inc., Class A	4.37%
Onex Corp.	4.27%
Ares Capital Corp.	3.80%
Ackermans & van Haaren N.V.	3.34%
Top Ten Holdings	45.64%

†	Holdings are subject to change and my not reflect the current or future position of the portfolio. Table presents indicative values only.

Industry Sector Allocation (as a % of Net Assets)

67 | April 30, 2017

ALPS | Red Rocks Listed Private Equity Fund

Statement of Investments	April 30, 2017 (Unaudited)

	Shares	Value (Note 2)
CLOSED‐END FUNDS (7.89%)
Apax Global Alpha, Ltd.	2,082,902	$3,783,631
HBM Healthcare Investments AG, Class A	55,468	6,555,816
HgCapital Trust PLC	381,071	7,304,740
		17,644,187

TOTAL CLOSED‐END FUNDS
(Cost $16,399,766)		17,644,187

COMMON STOCKS (89.12%)
Communications (8.71%)
Internet (7.51%)
IAC/InterActiveCorp(a)	128,494	10,666,287
Liberty Ventures, Series A(a)	113,647	6,119,891
		16,786,178

Media (1.20%)
Liberty Media Corp‐Liberty SiriusXM, Class A(a)	70,326	2,679,420

TOTAL COMMUNICATIONS		19,465,598

Diversified (12.13%)
Holding Companies‐Diversified Operations (12.13%)
Ackermans & van Haaren N.V.	45,700	7,477,109
Remgro, Ltd.	155,919	2,588,276
Schouw & Co. AB	98,228	10,120,221
Wendel SA	49,500	6,936,855
		27,122,461

TOTAL DIVERSIFIED		27,122,461

Financials (59.43%)
Diversified Financial Services (18.25%)
The Blackstone Group LP	335,000	10,331,400
Brait SE	420,000	2,681,463
The Carlyle Group LP	266,318	4,713,829
FNFV Group(a)	335,463	4,595,843
Intermediate Capital Group PLC	536,156	5,423,496
KKR & Co. LP	365,607	6,939,221
Partners Group Holding AG	10,094	6,102,051
		40,787,303

Insurance (1.79%)
Alleghany Corp.(a)	6,536	3,991,535

Investment Companies (19.71%) 3i Group PLC	1,044,903	10,738,906
Ares Capital Corp.	483,000	8,500,800
Aurelius Equity Opportunities SE & Co. KGaA	236,175	11,654,127
Eurazeo SA	59,722	4,049,035
	Shares	Value (Note 2)
Investment Companies (continued)
Hosken Consolidated Investments, Ltd.	293,893	$3,045,425
Investor AB, B Shares	133,000	6,079,923
		44,068,216

Private Equity (15.31%)
Electra Private Equity PLC	35,297	1,216,522
HarbourVest Global Private Equity, Ltd.(a)	821,987	13,254,747
Onex Corp.	132,238	9,541,131
Riverstone Energy, Ltd.(a)	379,551	6,159,683
Standard Life Private Equity	990,919	4,058,876
		34,230,959

Real Estate (4.37%)
Brookfield Asset Management, Inc., Class A	264,500	9,773,275

TOTAL FINANCIALS		132,851,288

Industrials (6.26%)
Commercial Services (2.28%)
Macquarie Infrastructure Corp.	62,488	5,084,649

Miscellaneous Manufacturers (3.98%)
Danaher Corp.	45,330	3,777,349
Indus Holding AG	76,757	5,127,888
		8,905,237

TOTAL INDUSTRIALS		13,989,886

Utilities (2.59%)
Electric (2.59%)
Brookfield Infrastructure Partners LP	146,899	5,783,414

TOTAL UTILITIES		5,783,414

TOTAL COMMON STOCKS (Cost $163,850,978)		199,212,647

7-Day Yield		Shares	Value (Note 2)
SHORT TERM INVESTMENTS (1.98%)
Money Market Fund (1.98%)
State Street Institutional Treasury Plus Money Market Fund	0.644%	4,412,695	4,412,695

TOTAL SHORT TERM INVESTMENTS (Cost $4,412,695)			4,412,695

68 | April 30, 2017

ALPS | Red Rocks Listed Private Equity Fund

Statement of Investments	April 30, 2017 (Unaudited)

Value (Note 2)
TOTAL INVESTMENTS (98.99%)
(Cost $184,663,439)	$221,269,529

Other Assets In Excess Of Liabilities (1.01%)	2,267,058

NET ASSETS (100.00%)	$223,536,587

(a)	Non-Income Producing Security.

For Fund compliance purposes, the Fund's industry classifications  refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Financial Statements.
69 | April 30, 2017

ALPS | Red Rocks Listed Private Equity Fund

Statement of Assets and Liabilities	April 30, 2017 (Unaudited)

ASSETS
Investments, at value	$221,269,529
Foreign currency, at value (Cost $5,741)	5,741
Receivable for investments sold	405,613
Receivable for shares sold	154,200
Dividends receivable	2,701,536
Prepaid expenses and other assets	29,140
Total Assets	224,565,759
LIABILITIES
Payable for shares redeemed	612,608
Investment advisory fees payable	150,524
Administration and transfer agency fees payable	77,454
Distribution and services fees payable	46,316
Trustees' fees and expenses payable	13
Professional fees payable	36,179
Custody fees payable	41,116
Accrued expenses and other liabilities	64,962
Total Liabilities	1,029,172
NET ASSETS	$223,536,587
NET ASSETS CONSIST OF
Paid‐in capital	$184,288,900
Accumulated net investment loss	(9,068,053)
Accumulated net realized gain	11,719,865
Net unrealized appreciation	36,595,875
NET ASSETS	$223,536,587
INVESTMENTS, AT COST	$184,663,439
PRICING OF SHARES
Class A:
Net Asset Value, offering and redemption price per share	$7.18
Net Assets	$56,391,608
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	7,857,896
Maximum offering price per share ((NAV/0.9450), based on maximum sales charge of 5.50% of the offering price)	$7.60
Class C:
Net Asset Value, offering and redemption price per share(a)	$6.86
Net Assets	$15,307,925
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	2,232,917
Class I:
Net Asset Value, offering and redemption price per share	$7.29
Net Assets	$148,496,907
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	20,382,591
Class R:
Net Asset Value, offering and redemption price per share	$6.22
Net Assets	$3,340,147
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	536,938

(a)	Redemption price per share may be reduced for any applicable contingent deferred sales charge. For a description of a possible sales charge, please see the Fund's Prospectus.

See Notes to Financial Statements.
70 | April 30, 2017

ALPS | Red Rocks Listed Private Equity Fund

Statement of Operations	For the Six Months Ended April 30, 2017 (Unaudited)

INVESTMENT INCOME
Dividends	$3,403,668
Foreign taxes withheld on dividends	(54,862)
Total Investment Income	3,348,806

EXPENSES
Investment advisory fees	990,904
Administrative fees	94,602
Transfer agency fees	99,589
Distribution and service fees
Class A	88,812
Class C	74,197
Class R	7,409
Professional fees	28,505
Delegated transfer agent equivalent services
Class A	3,385
Class C	4,118
Class I	73,358
Class R	248
Reports to shareholders and printing fees	62,446
State registration fees	29,281
Insurance fees	1,430
Custody fees	59,933
Trustees' fees and expenses	3,324
Miscellaneous expenses	7,858
Total Expenses	1,629,399
Less fees waived/reimbursed by investment advisor (Note 8)
Class I	(24,969)
Net Expenses	1,604,430
Net Investment Income	1,744,376
Net realized gain on investments	17,644,740
Net realized loss on foreign currency transactions	(73,877)
Net Realized Gain	17,570,863
Net change in unrealized appreciation on investments	14,072,268
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	66,003
Net Change in Unrealized Appreciation	14,138,271
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	31,709,134
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$33,453,510

See Notes to Financial Statements.
71 | April 30, 2017

ALPS | Red Rocks Listed Private Equity Fund

Statements of Changes in Net Assets

	For the Six Months Ended April 30, 2017 (Unaudited)	For the Year Ended October 31, 2016
OPERATIONS
Net investment income	$1,744,376	$5,079,394
Net realized gain	17,570,863	5,138,826
Net change in unrealized appreciation/(depreciation)	14,138,271	(18,147,567)
Net Increase/(Decrease) in Net Assets Resulting from Operations	33,453,510	(7,929,347)

DISTRIBUTIONS
Dividends to shareholders from net investment income
Class A	(809,606)	(6,248,174)
Class C	(225,242)	(630,713)
Class I	(2,414,838)	(10,024,183)
Class R	(50,266)	(128,992)
Dividends to shareholders from net realized gains
Class A	–	(7,618,574)
Class C	–	(793,436)
Class I	–	(12,028,227)
Class R	–	(157,523)
Net Decrease in Net Assets from Distributions	(3,499,952)	(37,629,822)

BENEFICIAL INTEREST TRANSACTIONS (NOTE 6)
Shares sold
Class A	7,580,031	31,102,997
Class C	1,150,616	2,197,631
Class I	20,753,527	84,505,922
Class R	539,151	1,259,547
Dividends reinvested
Class A	650,227	12,476,384
Class C	145,779	933,873
Class I	2,078,634	14,054,048
Class R	49,633	251,373
Shares redeemed, net of redemption fees
Class A	(88,340,062)	(90,898,383)
Class C	(2,682,993)	(5,935,877)
Class I	(75,296,615)	(179,180,972)
Class R	(492,881)	(1,428,484)
Net Decrease in Net Assets Derived from Beneficial Interest Transactions	(133,864,953)	(130,661,941)

Net decrease in net assets	(103,911,395)	(176,221,110)

NET ASSETS
Beginning of period	327,447,982	503,669,092
End of period *	$223,536,587	$327,447,982
*Including accumulated net investment loss of:	$(9,068,053)	$(7,312,477)

See Notes to Financial Statements.
72 | April 30, 2017

ALPS | Red Rocks Listed Private Equity Fund – Class A

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2017 (Unaudited)		For the Year Ended October 31, 2016		For the Year Ended October 31, 2015		For the Fiscal Period Ended October 31, 2014(a)		For the Year Ended April 30, 2014		For the Year Ended April 30, 2013		For the Year Ended April 30, 2012
Net asset value, beginning of period	$6.29		$6.76		$6.61		$7.00		$6.05		$4.67		$6.44

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.04		0.06		0.05		0.02		0.03		0.08		0.07
Net realized and unrealized gain/(loss)	0.95		(0.04)		0.34		(0.41)		1.37		1.39		(1.41)
Total from investment operations	0.99		0.02		0.39		(0.39)		1.40		1.47		(1.34)

DISTRIBUTIONS:
From net investment income	(0.10)		(0.22)		(0.22)		–		(0.45)		(0.09)		(0.43)
From net realized gains	–		(0.27)		(0.02)		–		–		–		–
Total distributions	(0.10)		(0.49)		(0.24)		–		(0.45)		(0.09)		(0.43)

REDEMPTION FEES ADDED TO PAID-IN CAPITAL (NOTE 6)	0.00	(c)	0.00	(c)	0.00	(c)	0.00	(c)	0.00	(c)	0.00	(c)	0.00 (c)
Net increase/(decrease) in net asset value	0.89		(0.47)		0.15		(0.39)		0.95		1.38		(1.77)
Net asset value, end of period	$7.18		$6.29		$6.76		$6.61		$7.00		$6.05		$4.67
TOTAL RETURN(d)	15.92%		0.76%		6.01%		(5.57%)		23.54%		31.75%		(19.68%)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$56,392		$128,920		$193,561		$203,996		$205,727		$105,488		$85,807
Ratio of expenses to average net assets excluding fee waivers and reimbursements(e)	1.48	%(f)	1.47%		1.47%		1.59	%(f)	1.64%		1.53%		1.71%
Ratio of expenses to average net assets including fee waivers and reimbursements(e)	1.48	%(f)(g)	1.47	%(g)	1.47	%(g)	1.59	%(f)(g)	1.64	%(g)	1.51	%(h)	1.50%
Ratio of net investment income to average net assets(e)	1.38	%(f)	1.07%		0.72%		0.71	%(f)	0.46%		1.54%		1.34%
Portfolio turnover rate(i)	15%		30%		37%		11%		40%		32%		72%

(a)	Effective May 1, 2014, the Board approved changing the fiscal year-end of the Funds from April 30 to October 31.
(b)	Calculated using the average shares method.
(c)	Less than $0.005 or ($0.005) per share.
(d)
Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude any applicable sales charges.

(e)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Statement of Investments.
(f)	Annualized.
(g)
According to the Fund's shareholder services plan with respect to the Fund's Class A shares, any amount of such payment not paid during the Fund's fiscal year for such service activities shall be reimbursed to the Fund as soon as practical after the end of the fiscal year. Fees were reimbursed to the Fund during the period ended April 30, 2017, October 31, 2016, October 31, 2015, October 31, 2014 and April 30, 2014, for the prior fiscal year in the amount of 0.12% (annualized), 0.03%, 0.02%, 0.06% and 0.01% of average net assets of Class A shares.

(h)	Contractual expense limitation changed from 1.50% to 1.65% effective September 1, 2012.
(i)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.
73 | April 30, 2017

ALPS | Red Rocks Listed Private Equity Fund – Class C

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2017 (Unaudited)		For the Year Ended October 31, 2016	For the Year Ended October 31, 2015	For the Fiscal Period Ended October 31, 2014(a)		For the Year Ended April 30, 2014		For the Year Ended April 30, 2013	For the Year Ended April 30, 2012
Net asset value, beginning of period	$6.04		$6.53	$6.43	$6.83		$5.92		$4.59	$6.37

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(b)	0.02		0.03	0.00 (c)	(0.00	)(c)	(0.00	)(c)	0.04	0.03
Net realized and unrealized gain/(loss)	0.89		(0.03)	0.32	(0.40)		1.33		1.35	(1.39)
Total from investment operations	0.91		–	0.32	(0.40)		1.33		1.39	(1.36)

DISTRIBUTIONS:
From net investment income	(0.09)		(0.22)	(0.20)	–		(0.42)		(0.06)	(0.42)
From net realized gains	–		(0.27)	(0.02)	–		–		–	–
Total distributions	(0.09)		(0.49)	(0.22)	–		(0.42)		(0.06)	(0.42)

REDEMPTION FEES ADDED TO PAID-IN CAPITAL (NOTE 6)	0.00	(c)	0.00 (c)	0.00 (c)	0.00	(c)	0.00	(c)	0.00 (c)	0.00 (c)
Net increase/(decrease) in net asset value	0.82		(0.49)	0.10	(0.40)		0.91		1.33	(1.78)
Net asset value, end of period	$6.86		$6.04	$6.53	$6.43		$6.83		$5.92	$4.59
TOTAL RETURN(d)	15.34%		0.34%	5.14%	(5.86%)		22.97%		30.55%	(20.33%)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$15,308		$14,784	$19,300	$17,193		$12,200		$4,417	$2,838
Ratio of expenses to average net assets excluding fee waivers and reimbursements(e)	2.24	%(f)	2.16%	2.12%	2.15	%(f)	2.20%		2.25%	2.37%
Ratio of expenses to average net assets including fee waivers and reimbursements(e)	2.24	%(f)	2.16%	2.12%	2.15	%(f)	2.20%		2.25%	2.25%
Ratio of net investment income/(loss) to average net assets(e)	0.69	%(f)	0.49%	0.06%	(0.13	%)(f)	(0.04%)		0.79%	0.59%
Portfolio turnover rate(g)	15%		30%	37%	11%		40%		32%	72%

(a)	Effective May 1, 2014, the Board approved changing the fiscal year-end of the Funds from April 30 to October 31.
(b)	Calculated using the average shares method.
(c)	Less than $0.005 or ($0.005) per share.
(d)
Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude any applicable sales charges.

(e)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Statement of Investments.
(f)	Annualized.
(g)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.
74 | April 30, 2017

ALPS | Red Rocks Listed Private Equity Fund – Class I

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2017 (Unaudited)		For the Year Ended October 31, 2016	For the Year Ended October 31, 2015	For the Fiscal Period Ended October 31, 2014(a)		For the Year Ended April 30, 2014	For the Year Ended April 30, 2013	For the Year Ended April 30, 2012
Net asset value, beginning of period	$6.39		$6.83	$6.67	$7.05		$6.08	$4.69	$6.47

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.05		0.09	0.07	0.03		0.06	0.12	0.08
Net realized and unrealized gain/(loss)	0.95		(0.03)	0.34	(0.41)		1.37	1.36	(1.42)
Total from investment operations	1.00		0.06	0.41	(0.38)		1.43	1.48	(1.34)

DISTRIBUTIONS:
From net investment income	(0.10)		(0.23)	(0.23)	–		(0.46)	(0.09)	(0.44)
From net realized gains	–		(0.27)	(0.02)	–		–	–	–
Total distributions	(0.10)		(0.50)	(0.25)	–		(0.46)	(0.09)	(0.44)

REDEMPTION FEES ADDED TO PAID-IN CAPITAL (NOTE 6)	0.00	(c)	0.00 (c)	0.00 (c)	0.00	(c)	0.00 (c)	0.00 (c)	0.00 (c)
Net increase/(decrease) in net asset value	0.90		(0.44)	0.16	(0.38)		0.97	1.39	(1.78)
Net asset value, end of period	$7.29		$6.39	$6.83	$6.67		$7.05	$6.08	$4.69
TOTAL RETURN(d)	15.93%		1.27%	6.30%	(5.39%)		24.02%	31.99%	(19.52%)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$148,497		$180,892	$287,741	$249,375		$202,076	$137,856	$77,750
Ratio of expenses to average net assets excluding fee waivers and reimbursements(e)	1.28	%(f)	1.18%	1.16%	1.25	%(f)	1.25%	1.27%	1.41%
Ratio of expenses to average net assets including fee waivers and reimbursements(e)	1.25	%(f)	1.18%	1.16%	1.25	%(f)	1.25%	1.25%	1.25%
Ratio of net investment income to average net assets(e)	1.63	%(f)	1.48%	1.02%	0.85	%(f)	0.91%	2.27%	1.60%
Portfolio turnover rate(g)	15%		30%	37%	11%		40%	32%	72%

(a)	Effective May 1, 2014, the Board approved changing the fiscal year-end of the Funds from April 30 to October 31.
(b)	Calculated using the average shares method.
(c)	Less than $0.005 or ($0.005) per share.
(d)
Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Statement of Investments.
(f)	Annualized.
(g)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.
75 | April 30, 2017

ALPS | Red Rocks Listed Private Equity Fund – Class R

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2017 (Unaudited)		For the Year Ended October 31, 2016	For the Year Ended October 31, 2015	For the Fiscal Period Ended October 31, 2014(a)		For the Year Ended April 30, 2014	For the Year Ended April 30, 2013	For the Year Ended April 30, 2012
Net asset value, beginning of period	$5.48		$5.96	$5.87	$6.21		$5.41	$4.17	$5.82

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.04		0.06	0.03	0.01		0.02	0.08	0.05
Net realized and unrealized gain/(loss)	0.80		(0.05)	0.31	(0.36)		1.22	1.24	(1.27)
Total from investment operations	0.84		0.01	0.34	(0.35)		1.24	1.32	(1.22)

DISTRIBUTIONS:
From net investment income	(0.10)		(0.22)	(0.23)	–		(0.44)	(0.08)	(0.43)
From net realized gains	–		(0.27)	(0.02)	–		–	–	–
Total distributions	(0.10)		(0.49)	(0.25)	–		(0.44)	(0.08)	(0.43)

REDEMPTION FEES ADDED TO PAID-IN CAPITAL (NOTE 6)	–		–	0.00 (c)	0.01		–	–	–
Net increase/(decrease) in net asset value	0.74		(0.48)	0.09	(0.34)		0.80	1.24	(1.65)
Net asset value, end of period	$6.22		$5.48	$5.96	$5.87		$6.21	$5.41	$4.17
TOTAL RETURN(d)	15.58%		0.67%	5.87%	(5.48%)		23.50%	32.05%	(19.93%)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$3,340		$2,852	$3,068	$872		$540	$191	$46
Ratio of expenses to average net assets excluding fee waivers and reimbursements(e)	1.70	%(f)	1.63%	1.60%	1.63	%(f)	1.72%	1.85%	1.89%
Ratio of expenses to average net assets including fee waivers and reimbursements(e)	1.70	%(f)	1.63%	1.60%	1.63	%(f)	1.72%	1.75%	1.75%
Ratio of net investment income to average net assets(e)	1.28	%(f)	1.05%	0.52%	0.46	%(f)	0.36%	1.80%	1.10%
Portfolio turnover rate(g)	15%		30%	37%	11%		40%	32%	72%

(a)	Effective May 1, 2014, the Board approved changing the fiscal year-end of the Funds from April 30 to October 31.
(b)	Calculated using the average shares method.
(c)	Less than $0.005 or ($0.005) per share.
(d)
Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Statement of Investments.
(f)	Annualized.
(g)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.
76 | April 30, 2017

ALPS | Sterling ETF Tactical Rotation Fund

Management Commentary	April 30, 2017 (Unaudited)

During the six months ending April 30, 2017 the ALPS ETF Tactical Rotation Fund’s (“Fund”) Class I Shares produced a 6.33% return compared to a return of 12.14% for the S&P 500® Index and a 7.06% return for the Morningstar Global Allocation Index.

The Fund rotates between six asset classes using ETFs for exposure. The Fund attempts to avoid asset classes that are experiencing prolonged declining values by using momentum to both allocate and equally weight the top two asset classes on a monthly basis. The rules-based approach includes commodities, U.S. and international equities, U.S. bonds, REITs and cash. At the end of April the Fund was allocated approximately 50% to U.S. equities and 50% to international equities.

Over the period, the Fund paid one dividend: $0.294 per share on December 28, 2016.

Across the 6 month period, the Fund owned REITs for one month for an overall exposure of 8.3%, commodities for four months or 33.3% exposure, U.S. equities for five months or 41.67% exposure, cash for one month for an overall exposure of 8.3%, and international equities for one month for a 8.3% exposure. The fund did not allocate to U.S. bonds during the six month period ending April 30, 2017.

The Fund uses momentum to allocate 50% allocations to the top two asset classes. The theory behind the investment methodology is that, under normal market conditions, a couple of asset classes should be trending higher, while a couple of asset classes are trending lower owing to the low correlations of the asset classes within the rotation. The process is designed to invest in the strongest two asset classes that are trending higher over the long-term and to avoid the asset classes exhibiting less strength on a relative basis. Cash is utilized as a safety net in the event that everything is dropping in unison.

The Fund has two distinct risk management tools to seek to dampen downside risk. The first is the ability to invest 100% of assets in cash equivalent ETFs and the second is to rotate away from weakness or prolonged declining asset classes.

Mark W. Eicker
Chief Investment Officer
Sterling Global Strategies

The views of the author and information discussed in this commentary are as of the date of publication, are subject to change, and may not reflect the writer's current views. The views expressed are those of the author only, and represent an assessment of market conditions at a specific point in time, are opinions only and should not be relied upon as investment advice regarding a particular investment or markets in general. Such information does not constitute a recommendation to buy or sell specific securities or investment vehicles. It should not be assumed that any investment will be profitable or will equal the performance of the fund(s) or any securities or any sectors mentioned in this letter. The subject matter contained in this letter has been derived from several sources believed to be reliable and accurate at the time of compilation. Neither ALPS Advisors, Inc., Sterling Global Strategies, nor the Fund accepts any liability for losses either direct or consequential caused by the use of this information.

Diversification cannot guarantee gain or prevent losses.
77 | April 30, 2017

ALPS | Sterling ETF Tactical Rotation Fund

Performance Update	April 30, 2017 (Unaudited)

Performance of $10,000 Initial Investment (as of April 30, 2017)
Comparison of change in value of a $10,000 investment (includes maximum sales charges of 5.50%)

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Average Annual Total Returns (as of April 30, 2017)

	6 Month	1 Year	Since Inception^	Total Expense Ratio	What You Pay*
Class A (NAV)	6.32%	6.56%	-1.21%	2.41%	1.70%
Class A (MOP)	0.48%	0.69%	-3.15%
Class C (NAV)	5.95%	5.71%	-1.86%	3.08%	2.30%
Class C (CDSC)	4.95%	4.71%	-2.19%
Class I (NAV)	6.33%	6.80%	-0.85%	2.02%	1.30%
Morningstar Global Allocation Index[1]	7.06%	9.48%	3.13%
Sterling Tactical Rotation Index TR2	9.93%	10.10%	0.97%

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data, please call 1-866-759-5679.

Maximum Offering Price (MOP) for Class A shares includes the Fund’s maximum sales charge of 5.50%. Performance shown at NAV does not include these sales charges and would have been lower had it been taken into account. If you invest $1 million or more, either as a lump sum or through the Fund’s accumulation or letter of intent programs, you can purchase Class A shares without an initial sales charge (load). A Contingent Deferred Sales Charge (“CDSC”) of 1.00% may apply to Class C shares redeemed within the first 12 months after purchase, and on Class A shares redeemed within the first 18 months after purchase in excess of $1 million. The Fund imposes a 1.00% redemption fee on shares held less than 30 days.

Performance less than 1 year is cumulative.

78 | April 30, 2017

ALPS | Sterling ETF Tactical Rotation Fund

Performance Update	April 30, 2017 (Unaudited)

[1]
Morningstar Global Allocation Index: Global allocation portfolios seek to provide both capital appreciation and income by investing across three areas: global equities, global bonds, and cash. The Morningstar Global Allocation Index represents a multi-asset-class portfolio of 60% global equities and 40% global bonds. An investor may not invest directly in an index.

[2]
The Sterling Tactical Rotation Index - seeks to provide absolute returns during any market cycle or condition by employing an equally weighted strategic rotation model, trading between commodities, REITs, bonds, international and domestic equities. An investor may not invest directly in an index.

^	Fund inception date of June 30, 2014.
*
What You Pay reflects the Advisor’s decision to contractually limit expenses through February 28, 2018 and estimated Acquired Fund Fees and Expenses of 0.15%. Please see the prospectus for additional information.

The Fund is “non-diversified” and will generally be more volatile than diversified funds.

Investments in small and mid-cap companies generally will experience greater price volatility. International and Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase and may cause losses. Real estate investments are subject to specific risks, such as risks related to general and local economic conditions and risks related to individual properties.

The Fund invests in Exchange Traded Funds (“ETFs”) and the Fund could lose money by investing in an ETF if the prices of the securities owned by the ETF go down. The Fund’s shareholders will indirectly incur the fees and expenses charged by the underlying ETFs held by the Fund, in addition to the expense charged by the Fund.

Commodities and futures generally are volatile and involve a high degree of risk. This fund enters into a short sale by selling a security it has borrowed. If the market price of a security increases after the Fund borrows the security, the Fund will suffer a potentially unlimited loss when it replaces the borrowed security at the higher price. The use of derivatives exposes the Fund to additional risks including increased volatility, lack of liquidity, and possible losses greater than the Fund’s initial investment as well as increased transaction.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

This Fund is not suitable for all investors and is subject to investment risks, including possible loss of the principal amount invested.

There is no guarantee that the Fund will continue to hold any one particular security or stay invested in any one particular company. The composition of the Fund's top holdings is subject to change. Performance figures are historical and reflect the change in share price, reinvested distributions, changes in net asset value, sales charges and capital gains distributions, if any.

Not FDIC Insured – No Bank Guarantee – May Lose Value

Portfolio Composition (as a % of Total Investments) *

*	Holdings are subject to change, and may not reflect the current or future position of the portfolio.

79 | April 30, 2017

ALPS | Sterling ETF Tactical Rotation Fund

Statement of Investments	April 30, 2017 (Unaudited)

	Shares	Value (Note 2)
EXCHANGE TRADED FUNDS (100.18%)
iShares® MSCI EAFE ETF	75,450	$4,813,710
SPDR® S&P 500® ETF Trust	20,219	4,813,740
		9,627,450

TOTAL EXCHANGE TRADED FUNDS (Cost $9,158,515)		9,627,450

TOTAL INVESTMENTS (100.18%) (Cost $9,158,515)		$9,627,450

Liabilities In Excess Of Other Assets (-0.18%)		(17,310)

NET ASSETS (100.00%)		$9,610,140

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Financial Statements.
80 | April 30, 2017

ALPS | Sterling ETF Tactical Rotation Fund

Statement of Assets and Liabilities	April 30, 2017 (Unaudited)

ASSETS
Investments, at value	$9,627,450
Receivable for investments sold	169,028
Dividends receivable	3
Receivable due from advisor	5,646
Prepaid expenses and other assets	11,677
Total Assets	9,813,804
LIABILITIES
Payable for investments purchased	34,999
Payable for shares redeemed	5,005
Payable due to custodian - overdraft	129,103
Administration and transfer agency fees payable	10,017
Distribution and services fees payable	5,317
Trustees' fees and expenses payable	2
Professional fees payable	10,098
Accrued expenses and other liabilities	9,123
Total Liabilities	203,664
NET ASSETS	$9,610,140
NET ASSETS CONSIST OF
Paid-in capital	$13,008,467
Accumulated net investment income	10,836
Accumulated net realized loss	(3,878,098)
Net unrealized appreciation	468,935
NET ASSETS	$9,610,140
INVESTMENTS, AT COST	$9,158,515
PRICING OF SHARES
Class A:
Net Asset Value, offering and redemption price per share	$9.21
Net Assets	$3,408,340
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	370,067
Maximum offering price per share ((NAV/0.9450), based on maximum sales charge of 5.50% of the offering price)	$9.75
Class C:
Net Asset Value, offering and redemption price per share(a)	$9.06
Net Assets	$1,081,881
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	119,478
Class I:
Net Asset Value, offering and redemption price per share	$9.29
Net Assets	$5,119,919
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	550,899

(a)	Redemption price per share may be reduced for any applicable contingent deferred sales charge. For a description of a possible sales charge, please see the Fund's Prospectus.

See Notes to Financial Statements.

81 | April 30, 2017

ALPS | Sterling ETF Tactical Rotation Fund

Statement of Operations	For the Six Months Ended April 30, 2017 (Unaudited)

INVESTMENT INCOME
Dividends	$464,914
Total Investment Income	464,914

EXPENSES
Investment advisory fees	51,897
Administrative fees	49,911
Transfer agency fees	770
Distribution and service fees
Class A	5,991
Class C	6,134
Professional fees	9,500
Delegated transfer agent equivalent services
Class C	869
Class I	1,149
Reports to shareholders and printing fees	2,643
State registration fees	18,722
Insurance fees	60
Custody fees	3,404
Trustees' fees and expenses	148
Miscellaneous expenses	5,287
Total Expenses	156,485
Less fees waived/reimbursed by investment advisor (Note 8)
Class A	(32,116)
Class C	(9,823)
Class I	(39,697)
Net Expenses	74,849
Net Investment Income	390,065
Net realized loss on investments	(167,561)
Net change in unrealized appreciation on investments	472,541
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	304,980
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$695,045

See Notes to Financial Statements.

82 | April 30, 2017

ALPS | Sterling ETF Tactical Rotation Fund

Statements of Changes in Net Assets
	For the Six Months Ended April 30, 2017 (Unaudited)	For the Year Ended October 31, 2016
OPERATIONS
Net investment income	$390,065	$200,881
Net realized loss	(167,561)	(1,865,664)
Net change in unrealized appreciation	472,541	30,179
Net Increase/(Decrease) in Net Assets Resulting from Operations	695,045	(1,634,604)

DISTRIBUTIONS
Dividends to shareholders from net investment income
Class A	(161,222)	(136,109)
Class C	(41,399)	(21,385)
Class I	(164,486)	(179,885)
Net Decrease in Net Assets from Distributions	(367,107)	(337,379)

BENEFICIAL INTEREST TRANSACTIONS (NOTE 6)
Shares sold
Class A	321,831	1,576,788
Class C	66,872	260,479
Class I	2,439,583	2,500,262
Dividends reinvested
Class A	154,418	116,103
Class C	40,811	21,210
Class I	162,018	176,524
Shares redeemed, net of redemption fees
Class A	(2,658,483)	(9,689,875)
Class C	(427,991)	(1,298,370)
Class I	(2,860,330)	(14,472,672)
Net Decrease in Net Assets Derived from Beneficial Interest Transactions	(2,761,271)	(20,809,551)

Net decrease in net assets	(2,433,333)	(22,781,534)

NET ASSETS
Beginning of period	12,043,473	34,825,007
End of period *	$9,610,140	$12,043,473
* Including accumulated net investment income/(loss) of:	$10,836	$(12,122)

See Notes to Financial Statements.
83 | April 30, 2017

ALPS | Sterling ETF Tactical Rotation Fund – Class A

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2017 (Unaudited)		For the Year Ended October 31, 2016	For the Year Ended October 31, 2015	For the Period July 1, 2014 (Commencement) to October 31, 2014
Net asset value, beginning of period	$8.94		$9.53	$9.97	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.34		0.07	0.06	0.02
Net realized and unrealized gain/(loss)	0.22		(0.57)	(0.43)	(0.05)
Total from investment operations	0.56		(0.50)	(0.37)	(0.03)

DISTRIBUTIONS:
From net investment income	(0.29)		(0.09)	(0.07)	–
Total distributions	(0.29)		(0.09)	(0.07)	–

REDEMPTION FEES ADDED TO PAID-IN CAPITAL (NOTE 6)	–		0.00 (b)	0.00 (b)	0.00	(b)
Net increase/(decrease) in net asset value	0.27		(0.59)	(0.44)	(0.03)
Net asset value, end of period	$9.21		$8.94	$9.53	$9.97
TOTAL RETURN(c)	6.32%		(5.27%)	(3.78%)	(0.30%)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$3,408		$5,454	$14,234	$5,262
Ratio of expenses to average net assets excluding fee waivers and reimbursements	2.87	%(d)	2.17%	2.16%	5.01	%(d)
Ratio of expenses to average net assets including fee waivers and reimbursements	1.42	%(d)(e)	1.46%	1.55%	1.55	%(d)
Ratio of net investment income to average net assets	7.66	%(d)	0.81%	0.58%	0.67	%(d)
Portfolio turnover rate(f)	172%		427%	465%	181%

(a)	Calculated using the average shares method.
(b)	Less than $0.005 or ($0.005) per share.
(c)
Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude any applicable sales charges.

(d)	Annualized.
(e)
According to the Fund's shareholder services plan with respect to the Fund's Class A shares, any amount of such payment not paid during the Fund's fiscal year for such service activities shall be reimbursed to the Fund as soon as practical after the end of the fiscal year. Fees were reimbursed to the Fund during the period ended April 30, 2017, for the prior fiscal year in the amount of 0.13% (annualized) of average net assets of Class A shares

(f)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

84 | April 30, 2017

ALPS | Sterling ETF Tactical Rotation Fund – Class C

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2017 (Unaudited)		For the Year Ended October 31, 2016	For the Year Ended October 31, 2015		For the Period July 1, 2014 (Commencement) to October 31, 2014
Net asset value, beginning of period	$8.82		$9.46	$9.95		$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(a)	0.27		(0.01)	(0.00	)(b)	–
Net realized and unrealized gain/(loss)	0.25		(0.55)	(0.43)		(0.05)
Total from investment operations	0.52		(0.56)	(0.43)		(0.05)

DISTRIBUTIONS:
From net investment income	(0.28)		(0.08)	(0.06)		–
Total distributions	(0.28)		(0.08)	(0.06)		–

Net increase/(decrease) in net asset value	0.24		(0.64)	(0.49)		(0.05)
Net asset value, end of period	$9.06		$8.82	$9.46		$9.95
TOTAL RETURN(c)	5.95%		(5.94%)	(4.37%)		(0.50%)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$1,082		$1,372	$2,530		$530
Ratio of expenses to average net assets excluding fee waivers and reimbursements	3.75	%(d)	2.93%	2.73%		9.70	%(d)
Ratio of expenses to average net assets including fee waivers and reimbursements	2.15	%(d)	2.15%	2.15%		2.15	%(d)
Ratio of net investment income/(loss) to average net assets	6.13	%(d)	(0.07%)	(0.05%)		0.12	%(d)
Portfolio turnover rate(e)	172%		427%	465%		181%

(a)	Calculated using the average shares method.
(b)	Less than ($0.005) per share.
(c)
Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude any applicable sales charges.

(d)	Annualized.
(e)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

85 | April 30, 2017

ALPS | Sterling ETF Tactical Rotation Fund – Class I

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2017 (Unaudited)		For the Year Ended October 31, 2016	For the Year Ended October 31, 2015	For the Period July 1, 2014 (Commencement) to October 31, 2014
Net asset value, beginning of period	$9.02		$9.59	$9.98	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.31		0.11	0.09	0.03
Net realized and unrealized gain/(loss)	0.25		(0.58)	(0.40)	(0.05)
Total from investment operations	0.56		(0.47)	(0.31)	(0.02)

DISTRIBUTIONS:
From net investment income	(0.29)		(0.10)	(0.08)	–
Total distributions	(0.29)		(0.10)	(0.08)	–

REDEMPTION FEES ADDED TO PAID-IN CAPITAL (NOTE 6)	–		0.00 (b)	0.00 (b)	–
Net increase/(decrease) in net asset value	0.27		(0.57)	(0.39)	(0.02)
Net asset value, end of period	$9.29		$9.02	$9.59	$9.98
TOTAL RETURN(c)	6.33%		(4.96%)	(3.20%)	(0.20%)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$5,120		$5,217	$18,061	$7,340
Ratio of expenses to average net assets excluding fee waivers and reimbursements	2.66	%(d)	1.87%	1.83%	5.93	%(d)
Ratio of expenses to average net assets including fee waivers and reimbursements	1.15	%(d)	1.15%	1.15%	1.15	%(d)
Ratio of net investment income to average net assets	6.95	%(d)	1.17%	0.95%	0.94	%(d)
Portfolio turnover rate(e)	172%		427%	465%	181%

(a)	Calculated using the average shares method.
(b)	Less than $0.005 per share.
(c)
Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Annualized.
(e)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.
86 | April 30, 2017

ALPS | WMC Research Value Fund

Management Commentary	April 30, 2017 (Unaudited)

Market Commentary
U.S. equities rose for the six‐month period ended April 30, 2017. The period  began  with  stocks  soaring  following  President  Trump’s election  victory  on  hopes  of  increased  fiscal  stimulus,  reduced regulatory  restrictions,  and  lower  corporate  taxes.  This  rally continued into December; positive economic data added to the risk‐on mood, including the strongest economic growth in two years and the highest level of consumer confidence in 15 years. The Fed gave the U.S. economy a vote of confidence mid‐month by deciding to increase the policy rate for the first time since December 2015.

During the first quarter of 2017, President Trump stoked the tax reform optimism after communicating his plans to lower the tax burden. Despite voiced concerns regarding stretched valuations and overly  optimistic  policy  expectations,  the  market  hit  a  series  of record‐highs during the quarter. The Fed hiked rates for the third time  in  a  decade,  but  the  market  did  not  flinch.  The  risk‐on sentiment ground to a halt in March after the Republicans’ failure to repeal and replace the Affordable Care Act.

In April, despite a mixed economic backdrop, the combination of solid earnings, dampened French political risk, and renewed focus on  meaningful  tax  reform  rekindled  bullish  sentiment.  Earnings season  also  began  on  an  encouraging  start  even  as  heightened valuations continued to receive scrutiny.

Fund Review
The fund outperformed its benchmark for the period, on a gross of fee  basis,  posting  positive  relative  results  in  eight  of  the  eleven broad industry sectors. Stock selection in consumer discretionary, utilities, health care, and real estate drove relative outperformance.

Top contributors to relative performance included Bank of America (financials), Exxon Mobil (energy), and Hostess Brands (consumer discretionary).  Bank  of  America,  a  global  diversified  bank  which provides  both  banking  and  nonbanking  financial  services,  rallied along  with  other  banks  following  the  U.S.  presidential  election results. We trimmed on strength, but the position remains a top active position at the end of the period. Our underweight position in Exxon  Mobil  contributed  to  performance  after  the  company reported  a  40%  drop  in  fourth‐quarter  earnings,  as  low  oil  and natural‐gas prices took a toll on the company. Shares of Hostess Brands benefitted from solid 4Q16 results reported in March, driven by strong organic growth and gross margin expansion.

The  top  detractors  from  relative  performance  for  the  period included Newfield Exploration (energy), JPMorgan Chase (financials), and Coty (consumer discretionary).  Newfield Exploration reported a strong quarter with earnings and cash flow ahead of consensus. However, despite strong production and earnings, investor concerns over  low  oil  prices  and  the  company’s  conservative  production guidance continued to weigh on the stock’s price.  Not owning J.P. Morgan  Chase  detracted  from  relative  returns  as  its  stock  price surged following the U.S. election. The bank has a strong balance sheet and is focused on operational efficiency, which has stabilized and increased margins even in the low interest rate environment.

We do however feel that JP Morgan shares are trading closer to fair value and so continue to favor other banks which in our opinion have  more  attractive  valuation  and  risk/reward.  Coty,  the  North American  beauty  products  manufacturer,  detracted  from  Fund performance  despite  striking  an  attractive  deal  to  purchase Burberry. The company has struggled with the integration of recent acquisitions  which  has  led  to  EPS  growth  that  was  below expectations driven by weaker‐than‐expected gross margins.

Strategy and Outlook
The U.S. equity market continued its upward momentum from late 2016  into  2017  with  optimism  about  global  growth  prospects persisting. However, in contrast to late 2016 when investors were more  focused  on  sector  allocation  post‐Trump  election,  the beginning of 2017 saw the market return its focus back to rewarding company  fundamentals.  We  also  saw  intra‐sector  correlations decreasing  into  what  we  believe  is  more  of  a  normal  market environment. Our Global Industry Analysts continue to stay true to their philosophy and process amidst heightened volatility and sharp reversals in market sentiment and continue to focus on long‐term themes and opportunities across the sectors and industries in which they manage.

87 | April 30, 2017

ALPS | WMC Research Value Fund

Performance Update	April 30, 2017 (Unaudited)

Performance of $10,000 Initial Investment (as of April 30, 2017)
Comparison of change in value of a $10,000 investment (includes maximum sales charges of 5.50%)

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Average Annual Total Returns (as of April 30, 2017)

	6 Month	1 Year	3 Year	5 Year	10 Year	Since Inception	Total Expense Ratio	What You Pay*
Class A (NAV)	11.62%	14.92%	7.14%	12.45%	5.07%	11.62%	1.53%	1.15%
Class A (MOP)	5.45%	8.64%	5.15%	11.19%	4.48%	5.45%
Class C (NAV)	11.18%	14.01%	6.31%	11.60%	4.30%	11.18%	2.27%	1.90%
Class C (CDSC)	10.18%	13.01%	6.09%	11.47%	4.30%	10.18%
Class I	11.77%	15.13%	7.37%	12.73%	5.32%	11.77%	1.28%	0.90%
Russell 1000® Value Index[1]	11.69%	16.55%	8.26%	13.32%	5.53%	11.69%
S&P 500® Total Return Index[2]	13.32%	17.92%	10.47%	13.68%	7.15%	13.32%

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data, please call 1-866-759-5679.

Maximum Offering Price (MOP) for Class A shares includes the Fund’s maximum sales charge of 5.50%. Performance shown at NAV does not include these sales charges and would have been lower had it been taken into account. If you invest $1 million or more, either as a lump sum or through the Fund’s accumulation or letter of intent programs, you can purchase Class A shares without an initial sales charge (load). A Contingent Deferred Sales Charge (“CDSC”) of 1.00% may apply to Class C shares redeemed within the first 12 months after a purchase, and on Class A shares redeemed within the first 18 months after a purchase in excess of $1 million.

Performance less than 1 year is cumulative.

88 | April 30, 2017

ALPS | WMC Research Value Fund

Performance Update	April 30, 2017 (Unaudited)

Performance shown for Class C shares prior to June 30, 2010 reflects the historical performance of the Fund’s Class A shares, calculated using the fees and expenses of Class C shares.

Effective February 28, 2015 the Fund changed its name from the ALPS | WMC Disciplined Value Fund to the ALPS | WMC Research Value Fund.

The performance shown for the ALPS | WMC Research Value Fund (the “Fund”) for periods prior to August 29, 2009, reflects the performance of the Activa Mutual Funds Trust – Activa Value Fund (as result of a prior reorganization of Activa Mutual Funds Trust – Activa Value Fund into  the Fund).

[1]
The Russell 1000® Value Index measures the performance of those Russell 1000® companies with lower price-to-book ratios and lower forecasted growth values. The index is not actively managed and does not reflect any deduction for fees, expenses or taxes. An investor may not invest directly in an index.

[2]
The S&P 500® Index is the Standard & Poor’s composite index of 500 stocks, a widely recognized, unmanaged index of common stock prices. The index is not actively managed and does not reflect any deduction for fees, expenses or taxes. An investor may not invest directly in  an index.

*	What You Pay reflects the Advisor’s decision to contractually limit expenses through February 28, 2018. Please see the prospectus for additional information.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

 This Fund is not suitable for all investors and is subject to investment risks, including possible loss of the principal amount invested.

There is no guarantee that the Fund will continue to hold any one particular security or stay invested in any one particular company. The composition of the Fund's top holdings is subject to change. Performance figures are historical and reflect the change in share price, reinvested distributions, changes in net asset value, sales charges and capital gains distributions, if any.

Not FDIC Insured – No Bank Guarantee – May Lose Value

Top Ten Holdings (as a % of Net Assets) †

Bank of America Corp.	4.34%
The PNC Financial Services Group, Inc.	2.35%
Capital One Financial Corp.	2.22%
Newfield Exploration Co.	2.12%
Medtronic PLC	2.01%
Assured Guaranty, Ltd.	1.98%
American Express Co.	1.98%
Comcast Corp., Class A	1.88%
NextEra Energy, Inc.	1.68%
Post Holdings, Inc.	1.68%
Top Ten Holdings	22.24%

†	Holdings are subject to change, and may not reflect the current or future position of the portfolio. Table presents indicative values only.

Industry Sector Allocation (as a % of Net Assets)

89 | April 30, 2017

ALPS | WMC Research Value Fund

Statement of Investments	April 30, 2017 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS (99.59%)
Consumer Discretionary (8.40%)
Consumer Durables & Apparel (0.82%)
Mohawk Industries, Inc.(a)	3,426	$804,391

Consumer Services (1.04%)
Hyatt Hotels Corp., Class A(a)	4,376	242,868
Vail Resorts, Inc.	2,320	458,571
Wynn Resorts, Ltd.	2,667	328,068
		1,029,507

Media (4.70%)
Comcast Corp., Class A	47,383	1,856,940
The Interpublic Group of
Companies., Inc.	6,659	156,952
Liberty Broadband Corp., Class A(a)	15,270	1,373,231
Liberty Media Corp.‐Liberty Formula One, Class C(a)	7,944	278,199
Twenty‐First Century Fox, Inc., Class A	18,720	571,709
Viacom, Inc., Class B	9,452	402,277
		4,639,308

Retailing (1.84%)
Advance Auto Parts, Inc.	7,819	1,111,393
Expedia, Inc.	2,414	322,800
The Priceline Group, Inc.(a)	209	385,985
		1,820,178

TOTAL CONSUMER DISCRETIONARY		8,293,384

Consumer Staples (7.05%)
Food & Staples Retailing (0.62%)
Walgreens Boots Alliance, Inc.	7,076	612,357

Food Beverage & Tobacco (3.09%)
Hostess Brands, Inc.(a)	81,518	1,397,219
Post Holdings, Inc.(a)	19,665	1,655,596
		3,052,815

Household & Personal Products (3.34%)
Coty, Inc., Class A	71,591	1,277,899
The Estee Lauder Companies, Inc., Class A	13,379	1,165,846
Herbalife, Ltd.(a)	13,554	857,426
		3,301,171

TOTAL CONSUMER STAPLES		6,966,343

Energy (10.96%)
Energy (10.96%)
Antero Resources Corp.(a)	17,842	378,072
Arch Coal, Inc., Class A(a)	762	53,523
		Value
	Shares	(Note 2)
Energy (continued)
Baker Hughes, Inc.	23,816	$1,413,956
BP PLC Sponsored ADR	17,652	605,817
Chevron Corp.	5,117	545,984
Cobalt International Energy, Inc.(a)	55,230	21,600
Diamondback Energy, Inc.(a)	5,947	593,748
Encana Corp.	15,073	161,281
Energen Corp.(a)	762	39,616
Exxon Mobil Corp.	2,040	166,566
Kinder Morgan, Inc.	26,712	551,069
Laredo Petroleum, Inc.(a)	3,060	39,352
Newfield Exploration Co.(a)	60,378	2,090,286
Oceaneering International, Inc.	5,300	139,867
ONEOK, Inc.	2,641	138,943
Parsley Energy, Inc., Class A(a)	16,101	479,649
Patterson‐UTI Energy, Inc.	6,900	149,350
PDC Energy, Inc.(a)	9,564	528,220
Pioneer Natural Resources Co.	4,738	819,627
QEP Resources, Inc.(a)	30,771	363,406
Rice Energy, Inc.(a)	18,646	396,973
SM Energy Co.	1,810	40,888
Targa Resources Corp.	3,473	191,466
Tesco Corp.(a)	27,100	177,505
TransCanada Corp.	12,748	592,017
Warrior Met Coal, Inc.(a)	3,812	68,921
WPX Energy, Inc.(a)	6,531	77,915

TOTAL ENERGY		10,825,617

Financials (25.71%)
Banks (7.61%)
Bank of America Corp.	183,484	4,282,517
Huntington Bancshares, Inc.	70,455	906,051
The PNC Financial Services Group, Inc.	19,399	2,323,030
		7,511,598

Diversified Financials (7.69%)
American Express Co.	24,655	1,953,909
Capital One Financial Corp.	27,335	2,197,187
Evercore Partners, Inc., Class A	2,176	160,480
The Goldman Sachs Group, Inc.	652	145,918
Intercontinental Exchange, Inc.	5,582	336,036
Legg Mason, Inc.	4,265	159,426
Morgan Stanley	9,776	423,985
Northern Trust Corp.	6,285	565,650
OneMain Holdings, Inc.(a)	9,570	223,172
Santander Consumer USA Holdings, Inc.(a)	74,438	948,340
TD Ameritrade Holding Corp.	5,427	207,691
Voya Financial, Inc.	5,015	187,461

90 | April 30, 2017

ALPS | WMC Research Value Fund

Statement of Investments	April 30, 2017 (Unaudited)

		Value
	Shares	(Note 2)
Diversified Financials (continued)
WisdomTree Investments, Inc.	10,300	$86,005
		7,595,260

Insurance (10.41%)
Alleghany Corp.(a)	1,130	690,091
The Allstate Corp.	4,710	382,876
American International Group, Inc.	21,470	1,307,738
Assurant, Inc.	4,020	386,885
Assured Guaranty, Ltd.	51,400	1,959,882
Athene Holding, Ltd., Class A(a)	6,300	335,853
Chubb, Ltd.	1,859	255,148
Manulife Financial Corp.	19,200	336,960
Marsh & McLennan Companies, Inc.	18,215	1,350,278
MetLife, Inc.	12,315	638,040
Prudential Financial, Inc.	7,079	757,665
Reinsurance Group of America, Inc.	3,163	395,502
XL Group, Ltd.	35,590	1,489,441
		10,286,359

TOTAL FINANCIALS		25,393,217

Health Care (11.71%)
Health Care Equipment & Services (8.36%)
Abbott Laboratories	26,104	1,139,179
Becton Dickinson and Co.	1,908	356,739
Boston Scientific Corp.(a)	38,960	1,027,765
Brookdale Senior Living, Inc.(a)	21,960	285,260
Cardinal Health, Inc.	4,079	296,095
Cigna Corp.	2,970	464,419
Danaher Corp.	11,665	972,044
HCA Holdings, Inc.(a)	3,911	329,345
McKesson Corp.	1,674	231,497
Medtronic PLC	23,900	1,985,851
Stryker Corp.	3,873	528,161
UnitedHealth Group, Inc.	3,625	633,940
		8,250,295

Pharmaceuticals, Biotechnology & Life Sciences (3.35%)
Alkermes PLC(a)	1,730	100,773
Allergan PLC	4,019	980,073
Alnylam Pharmaceuticals, Inc.(a)	930	49,848
Bristol‐Myers Squibb Co.	9,389	526,253
Eli Lilly & Co.	5,551	455,515
Merck & Co., Inc.	13,314	829,862
Mylan N.V.(a)	7,419	277,100
Teva Pharmaceutical Industries Ltd. Sponsored ADR	2,940	92,845
		3,312,269

TOTAL HEALTH CARE		11,562,564
		Value
	Shares	(Note 2)
Industrials (10.09%)
Capital Goods (7.10%)
AGCO Corp.	1,794	$114,798
AMETEK, Inc.	9,480	542,256
Caterpillar, Inc.	344	35,177
Deere & Co.	319	35,604
Eaton Corp. PLC	7,143	540,297
Fastenal Co.	7,090	316,781
Fortive Corp.	5,965	377,346
General Dynamics Corp.	2,931	567,999
General Electric Co.	51,015	1,478,925
Illinois Tool Works, Inc.	2,883	398,114
Lockheed Martin Corp.	736	198,315
NOW, Inc.(a)	11,141	189,508
Pentair PLC	6,591	425,185
United Technologies Corp.	12,377	1,472,739
WESCO International, Inc.(a)	5,210	317,550
		7,010,594

Commercial & Professional Services (1.37%)
Equifax, Inc.	1,175	158,989
IHS Markit, Ltd.(a)	5,767	250,288
ManpowerGroup, Inc.	1,407	142,079
TransUnion(a)	7,987	319,719
Waste Connections, Inc.	2,435	224,069
Waste Management, Inc.	3,510	255,458
		1,350,602

Transportation (1.62%)
American Airlines Group, Inc.	3,285	140,007
FedEx Corp.	1,636	310,349
Genesee & Wyoming, Inc., Class A(a)	6,381	432,377
JB Hunt Transport Services, Inc.	1,981	177,616
Kansas City Southern	675	60,797
Kirby Corp.(a)	900	63,540
United Continental Holdings, Inc.(a)	2,155	151,303
XPO Logistics, Inc.(a)	5,365	264,977
		1,600,966

TOTAL INDUSTRIALS		9,962,162

Information Technology (8.43%)
Semiconductors & Semiconductor Equipment (3.01%)
Analog Devices, Inc.	7,420	565,404
Broadcom, Ltd.	2,176	480,482
First Solar, Inc.(a)	1,742	51,476
Intel Corp.	29,126	1,052,905
Microchip Technology, Inc.	6,115	462,172
Micron Technology, Inc.(a)	12,212	337,906
SunPower Corp.(a)	3,500	24,290
		2,974,635

91 | April 30, 2017

ALPS | WMC Research Value Fund

Statement of Investments	April 30, 2017 (Unaudited)

		Value
	Shares	(Note 2)
Software & Services (2.79%)
Alliance Data Systems Corp.	1,422	$354,974
CACI International, Inc., Class A(a)	1,794	211,692
eBay, Inc.(a)	19,500	651,495
Electronic Arts, Inc.(a)	2,318	219,793
FleetCor Technologies, Inc.(a)	1,919	270,847
Genpact, Ltd.	6,140	149,939
Global Payments, Inc.	3,965	324,178
SS&C Technologies Holdings, Inc.	4,808	176,646
Total System Services, Inc.	2,458	140,868
Visa, Inc., Class A	1,931	176,146
Zillow Group, Inc., Class A(a)	626	24,095
Zillow Group, Inc., Class C(a)	1,424	55,536
		2,756,209

Technology Hardware & Equipment (2.63%)
Apple, Inc.	5,101	732,759
Cisco Systems, Inc.	33,259	1,133,134
Seagate Technology PLC	1,352	56,960
Western Digital Corp.	7,562	673,547
		2,596,400

TOTAL INFORMATION TECHNOLOGY		8,327,244

Materials (4.02%)
Materials (4.02%)
Ardagh Group SA(a)	5,300	113,579
Ball Corp.	3,460	266,039
Boise Cascade Co.(a)	6,285	191,693
Cabot Corp.	2,459	148,007
Celanese Corp., Series A	2,817	245,192
CRH PLC, Sponsored ADR	1,031	37,446
Crown Holdings, Inc.(a)	3,911	219,368
The Dow Chemical Co.	12,261	769,991
International Paper Co.	7,780	419,887
Martin Marietta Materials, Inc.	586	129,031
Monsanto Co.	1,470	171,417
Owens‐Illinois, Inc.(a)	4,387	95,724
PPG Industries, Inc.	3,608	396,303
Reliance Steel & Aluminum Co.	1,610	126,900
Southern Copper Corp.	3,654	129,242
Steel Dynamics, Inc.	4,636	167,545
Vulcan Materials Co.	1,938	234,265
Westlake Chemical Corp.	1,675	104,269

TOTAL MATERIALS		3,965,898

Real Estate (5.08%)
Real Estate (5.08%)
Alexandria Real Estate Equities, Inc.	4,319	485,931
American Tower Corp.	4,605	579,954
Apartment Investment & Management Co., Class A	13,136	574,568
		Value
	Shares	(Note 2)
Real Estate (continued)
Crown Castle International Corp.	6,008	$568,357
Douglas Emmett, Inc.	22,217	836,914
Duke Realty Corp.	14,901	413,205
Forest City Realty Trust, Inc., Class A	10,563	238,724
Invitation Homes, Inc.(a)	12,200	262,910
Outfront Media, Inc.	11,075	289,722
Regency Centers Corp.	4,854	306,676
Sun Communities, Inc.	5,450	455,674

TOTAL REAL ESTATE		5,012,635

Utilities (8.14%)
Utilities (8.14%)
Avangrid, Inc.	18,990	826,065
Dominion Resources, Inc.	8,695	673,254
Edison International	7,650	611,771
Exelon Corp.	15,040	520,835
NextEra Energy, Inc.	12,422	1,659,082
PG&E Corp.	15,012	1,006,555
Pinnacle West Capital Corp.	6,045	514,369
Sempra Energy	7,770	878,165
UGI Corp.	26,845	1,346,545

TOTAL UTILITIES		8,036,641

TOTAL COMMON STOCKS
(Cost $86,556,333)		98,345,705

7-Day			Value
Yield		Shares	(Note 2)
SHORT TERM INVESTMENTS (0.87%)
Short‐Term Cash Equivalents (0.87%)
State Street Institutional Treasury Plus Money Market Fund	0.644%	863,937	863,937

TOTAL SHORT TERM INVESTMENTS (Cost $863,937)			863,937

TOTAL INVESTMENTS (100.46%) (Cost $87,420,270)			$99,209,642

Liabilities In Excess Of Other Assets (‐0.46%)			(454,429	)(b)

NET ASSETS (100.00%)			$98,755,213

(a)	Non-Income Producing Security.
(b)	Includes cash which is being held as collateral for futures contracts in the amount of $5,000.

92 | April 30, 2017

ALPS | WMC Research Value Fund

Statement of Investments	April 30, 2017 (Unaudited)

For Fund compliance purposes, the Fund's industry classifications  refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Financial Statements.

FUTURES CONTRACTS

			Expiration	Value	Unrealized
Description	Position	Contracts	Date	(Note 2)	Appreciation
E‐Mini S&P® 500 Future	Long	1	06/16/17	$119,025	$548
				$119,025	$548

93 | April 30, 2017

ALPS | WMC Research Value Fund

Statement of Assets and Liabilities	April 30, 2017 (Unaudited)

ASSETS
Investments, at value	$99,209,642
Cash	4,150
Foreign currency, at value (Cost $4,961)	4,961
Receivable for investments sold	816,379
Deposit with broker for futures contracts (Note 3)	5,000
Dividends receivable	59,821
Prepaid expenses and other assets	20,279
Total Assets	100,120,232
LIABILITIES
Payable for investments purchased	1,127,605
Payable for variation margin on futures contracts	280
Payable for shares redeemed	136,084
Investment advisory fees payable	49,049
Administration and transfer agency fees payable	14,628
Distribution and services fees payable	11,565
Trustees' fees and expenses payable	13
Professional fees payable	13,769
Accrued expenses and other liabilities	12,026
Total Liabilities	1,365,019
NET ASSETS	$98,755,213
NET ASSETS CONSIST OF
Paid‐in capital	$84,457,666
Accumulated net investment income	149,743
Accumulated net realized gain	2,357,896
Net unrealized appreciation	11,789,908
NET ASSETS	$98,755,213
INVESTMENTS, AT COST	$87,420,270
PRICING OF SHARES
Class A:
Net Asset Value, offering and redemption price per share	$9.06
Net Assets	$53,718,884
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	5,929,752
Maximum offering price per share ((NAV/0.9450), based on maximum sales charge of 5.50% of the offering price)	$9.59
Class C:
Net Asset Value, offering and redemption price per share(a)	$8.69
Net Assets	$674,555
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	77,583
Class I:
Net Asset Value, offering and redemption price per share	$9.28
Net Assets	$44,361,774
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	4,778,051

(a)	Redemption price per share may be reduced for any applicable contingent deferred sales charge. For a description of a possible sales charge, please see the Fund's Prospectus.

See Notes to Financial Statements.

94 | April 30, 2017

ALPS | WMC Research Value Fund

Statement of Operations	For the Six Months Ended April 30, 2017 (Unaudited)

INVESTMENT INCOME
Dividends	$821,542
Foreign taxes withheld on dividends	(2,595)
Total Investment Income	818,947

EXPENSES
Investment advisory fees	461,139
Administrative fees	77,017
Transfer agency fees	8,152
Distribution and service fees
Class A	65,754
Class C	2,983
Professional fees	12,415
Delegated transfer agent equivalent services
Class A	1
Reports to shareholders and printing fees	5,901
State registration fees	19,649
Insurance fees	422
Custody fees	7,558
Trustees' fees and expenses	1,223
Miscellaneous expenses	6,666
Total Expenses	668,880
Less fees waived/reimbursed by investment advisor (Note 8)
Class A	(88,488)
Class C	(1,011)
Class I	(73,741)
Net Expenses	505,640
Net Investment Income	313,307
Net realized gain on investments	2,531,061
Net realized gain on futures contracts	76,170
Net realized gain on foreign currency transactions	22
Net Realized Gain	2,607,253
Net change in unrealized appreciation on investments	7,771,391
Net change in unrealized appreciation on futures contracts	13,768
Net change in unrealized depreciation on translation of assets and liabilities denominated in foreign currencies	(12)
Net Change in Unrealized Appreciation	7,785,147
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	10,392,400
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$10,705,707

See Notes to Financial Statements.

95 | April 30, 2017

ALPS | WMC Research Value Fund

Statements of Changes in Net Assets

	For the Six Months Ended April 30, 2017 (Unaudited)	For the Year Ended October 31, 2016
OPERATIONS
Net investment income	$313,307	$699,777
Net realized gain	2,607,253	4,078,302
Net change in unrealized appreciation/(depreciation)	7,785,147	(2,849,667)
Net Increase in Net Assets Resulting from Operations	10,705,707	1,928,412

DISTRIBUTIONS
Dividends to shareholders from net investment income
Class A	(80,213)	(102,727)
Class C	(168)	(484)
Class I	(83,183)	(91,773)
Dividends to shareholders from net realized gains
Class A	(1,513,166)	(15,829,298)
Class C	(14,169)	(227,520)
Class I	(1,215,454)	(11,519,557)
Net Decrease in Net Assets from Distributions	(2,906,353)	(27,771,359)

BENEFICIAL INTEREST TRANSACTIONS (NOTE 6)
Shares sold
Class A	420,899	303,903
Class C	225,702	341,007
Class I	2,247,754	5,568,845
Dividends reinvested
Class A	1,521,329	15,117,811
Class C	6,826	164,039
Class I	1,297,538	11,601,856
Shares redeemed
Class A	(2,182,496)	(6,155,607)
Class C	(48,711)	(671,989)
Class I	(5,290,585)	(5,062,113)
Net Increase/(Decrease) in Net Assets Derived from Beneficial Interest Transactions	(1,801,744)	21,207,752

Net increase/(decrease) in net assets	5,997,610	(4,635,195)

NET ASSETS
Beginning of period	92,757,603	97,392,798
End of period *	$98,755,213	$92,757,603
*Including accumulated net investment income of:	$149,743	$(0)

See Notes to Financial Statements.

96 | April 30, 2017

ALPS | WMC Research Value Fund – Class A

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2017 (Unaudited)		For the Year Ended October 31, 2016		For the Year Ended October 31, 2015(a)	For the Fiscal Period Ended October 31, 2014(b)		For the Year Ended April 30, 2014	For the Year Ended April 30, 2013(c)	For the Year Ended April 30, 2012
Net asset value, beginning of period	$8.37		$11.57		$12.54	$11.92		$10.01	$8.42	$8.64

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(d)	0.02		0.06		0.06	0.03		0.06	0.08	0.06
Net realized and unrealized gain/(loss)	0.94		0.08		0.23	0.59		2.09	1.61	(0.23)
Total from investment operations	0.96		0.14		0.29	0.62		2.15	1.69	(0.17)

DISTRIBUTIONS:
From net investment income	(0.01)		(0.02)		(0.06)	–		(0.11)	(0.10)	(0.05)
From net realized gains	(0.26)		(3.32)		(1.20)	–		(0.13)	–	–
Total distributions	(0.27)		(3.34)		(1.26)	–		(0.24)	(0.10)	(0.05)

Net increase/(decrease) in net asset value	0.69		(3.20)		(0.97)	0.62		1.91	1.59	(0.22)
Net asset value, end of period	$9.06		$8.37		$11.57	$12.54		$11.92	$10.01	$8.42
TOTAL RETURN(e)	11.62%		2.09%		2.57%	5.20%		21.70%	20.17%	(1.81%)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$53,719		$49,814		$55,608	$59,628		$59,069	$50,142	$44,989
Ratio of expenses to average net assets excluding fee waivers and reimbursements	1.49	%(f)	1.53%		1.49%	1.48	%(f)	1.47%	1.51%	1.58%
Ratio of expenses to average net assets including fee waivers and reimbursements	1.15	%(f)	1.15	%(g)	1.40%	1.40	%(f)	1.40%	1.40%	1.40%
Ratio of net investment income to average net assets	0.54	%(f)	0.66%		0.53%	0.48	%(f)	0.52%	0.95%	0.83%
Portfolio turnover rate(h)	31%		78%		114%	13%		19%	34%	46%

(a)	Effective February 28, 2015 the Fund changed its name from the ALPS | WMC Disciplined Value Fund to the ALPS | WMC Research Value Fund.
(b)	Effective May 1, 2014, the Board approved changing the fiscal year-end of the Funds from April 30 to October 31.
(c)	Prior to August 31, 2012, the ALPS | WMC Disciplined Value Fund was known as the ALPS | WMC Value Intersection Fund.
(d)	Calculated using the average shares method.
(e)
Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude any applicable sales charges.

(f)	Annualized.
(g)	Effective November 1, 2015 the contractual expense limitation changed from 1.40% to 1.15%.
(h)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.
97 | April 30, 2017

ALPS | WMC Research Value Fund – Class C

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2017 (Unaudited)		For the Year Ended October 31, 2016		For the Year Ended October 31, 2015(a)	For the Fiscal Period Ended October 31, 2014(b)		For the Year Ended April 30, 2014	For the Year Ended April 30, 2013(c)	For the Year Ended April 30, 2012
Net asset value, beginning of period	$8.06		$11.32		$12.36	$11.80		$9.93	$8.39	$8.62

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(d)	(0.01)		(0.01)		(0.03)	(0.02)		(0.02)	0.02	(0.01)
Net realized and unrealized gain/(loss)	0.90		0.08		0.24	0.58		2.08	1.57	(0.20)
Total from investment operations	0.89		0.07		0.21	0.56		2.06	1.59	(0.21)

DISTRIBUTIONS:
From net investment income	(0.00	)(e)	(0.01)		(0.05)	–		(0.06)	(0.05)	(0.02)
From net realized gains	(0.26)		(3.32)		(1.20)	–		(0.13)	–	–
Total distributions	(0.26)		(3.33)		(1.25)	–		(0.19)	(0.05)	(0.02)

Net increase/(decrease) in net asset value	0.63		(3.26)		(1.04)	0.56		1.87	1.54	(0.23)
Net asset value, end of period	$8.69		$8.06		$11.32	$12.36		$11.80	$9.93	$8.39
TOTAL RETURN(f)	11.18%		1.28%		1.87%	4.75%		20.97%	19.07%	(2.45%)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$675		$449		$870	$257		$133	$100	$79
Ratio of expenses to average net assets excluding fee waivers and reimbursements	2.24	%(g)	2.27%		2.24%	2.24	%(g)	2.22%	2.26%	2.38%
Ratio of expenses to average net assets including fee waivers and reimbursements	1.90	%(g)	1.90	%(h)	2.15%	2.15	%(g)	2.15%	2.15%	2.15%
Ratio of net investment income/(loss) to average net assets	(0.27	%)(g)	(0.07%)		(0.22%)	(0.30	%)(g)	(0.23%)	0.19%	(0.16%)
Portfolio turnover rate(i)	31%		78%		114%	13%		19%	34%	46%

(a)	Effective February 28, 2015 the Fund changed its name from the ALPS | WMC Disciplined Value Fund to the ALPS | WMC Research Value Fund.
(b)	Effective May 1, 2014, the Board approved changing the fiscal year-end of the Funds from April 30 to October 31.
(c)	Prior to August 31, 2012, the ALPS | WMC Disciplined Value Fund was known as the ALPS | WMC Value Intersection Fund.
(d)	Calculated using the average shares method.
(e)	Less than $0.005 per share.
(f)
Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude any applicable sales charges.

(g)	Annualized.
(h)	Effective November 1, 2015 the contractual expense limitation changed from 2.15% to 1.90%.
(i)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

98 | April 30, 2017

ALPS | WMC Research Value Fund – Class I

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2017 (Unaudited)		For the Year Ended October 31, 2016		For the Year Ended October 31, 2015(a)	For the Fiscal Period Ended October 31, 2014(b)		For the Year Ended April 30, 2014	For the Year Ended April 30, 2013(c)	For the Year Ended April 30, 2012
Net asset value, beginning of period	$8.56		$11.75		$12.69	$12.05		$10.10	$8.49	$8.71

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(d)	0.04		0.08		0.09	0.05		0.09	0.11	0.09
Net realized and unrealized gain/(loss)	0.96		0.08		0.23	0.59		2.12	1.61	(0.24)
Total from investment operations	1.00		0.16		0.32	0.64		2.21	1.72	(0.15)

DISTRIBUTIONS:
From net investment income	(0.02)		(0.03)		(0.06)	–		(0.13)	(0.11)	(0.07)
From net realized gains	(0.26)		(3.32)		(1.20)	–		(0.13)	–	–
Total distributions	(0.28)		(3.35)		(1.27)	–		(0.26)	(0.11)	(0.07)

Net increase/(decrease) in net asset value	0.72		(3.19)		(0.94)	0.64		1.95	1.61	(0.22)
Net asset value, end of period	$9.28		$8.56		$11.75	$12.69		$12.05	$10.10	$8.49
TOTAL RETURN(e)	11.77%		2.24%		2.86%	5.31%		22.11%	20.43%	(1.62%)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$44,362		$42,495		$40,915	$43,502		$44,729	$39,417	$34,636
Ratio of expenses to average net assets excluding fee waivers and reimbursements	1.24	%(f)	1.28%		1.24%	1.23	%(f)	1.22%	1.26%	1.33%
Ratio of expenses to average net assets including fee waivers and reimbursements	0.90	%(f)	0.90	%(g)	1.15%	1.15	%(f)	1.15%	1.15%	1.15%
Ratio of net investment income to average net assets	0.79	%(f)	0.90%		0.78%	0.74	%(f)	0.77%	1.20%	1.08%
Portfolio turnover rate(h)	31%		78%		114%	13%		19%	34%	46%

(a)	Effective February 28, 2015 the Fund changed its name from the ALPS | WMC Disciplined Value Fund to the ALPS | WMC Research Value Fund.
(b)	Effective May 1, 2014, the Board approved changing the fiscal year-end of the Funds from April 30 to October 31.
(c)	Prior to August 31, 2012, the ALPS | WMC Disciplined Value Fund was known as the ALPS | WMC Value Intersection Fund.
(d)	Calculated using the average shares method.
(e)
Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(f)	Annualized.
(g)	Effective November 1, 2015 the contractual expense limitation changed from 1.15% to 0.90%.
(h)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

99 | April 30, 2017

Clough China Fund

Management Commentary	April 30, 2017 (Unaudited)

For the six-month period spanning November 1, 2016 to April 30, 2017, the Clough China Fund (the “Fund”) rose 7.11%, while the broader market MSCI China Index (“Index”) rose 9.86%. Individual shareholder returns may vary.

Over the period, China experienced a stock market rally very similar to what was seen in the U.S. after the recent presidential election. All sectors performed well, but the commodity and real estate sectors saw particularly robust performance. In contrast to the U.S., where profit growth remains tepid, China’s recent market move has been validated by an improving profit cycle. According to the National Bureau of Statistics, Chinese major industrial firms posted nearly 24% year-over-year profit growth for the month of March 2017 – down slightly from nearly 32% growth in January and February. This resurgence in profitability has a number of positive ripple effects on the Chinese economy. Most importantly, though, growing profits can help mitigate the credit quality issues facing the banks. Commodity prices rallied with steel prices up nearly 33% from November – April 2017 and cement up 21% over that same period. Both of these sectors have well-known excess capacity and non- performing loan (NPL) issues, but profits gives both banks and companies more flexibility to negotiate a successful resolution to some of these issues.

It is not entirely surprising to see this resurgence in profits, as economic data previously signaled this possibility. China’s Producer Price Index (PPI), which measures the change in the price of goods as they leave their place of production, turned positive in October 2016 for the first time since 2012. Over the past few years, a number of China skeptics have pointed out that China’s debt stock growth was growing much faster than China’s nominal GDP growth (nominal GDP = real GDP + inflation). Thus, for every dollar of debt created, there was incrementally less economic activity generated. With the resurgence of PPI, nominal GDP growth has accelerated, and thus the difference between debt creation and nominal GDP has narrowed substantially. In our view, this makes the possibility of an impending debt problem so talked about by China skeptics even more remote.

Best Performers/Worst Performers
From a sector perspective, information technology added most to performance and on an individual stock basis Tencent and Alibaba were the top contributors during this period.

Tencent, China’s dominant social network and gaming platform, continues to deliver very strong sales and profit growth. We believe the company currently has a clear trajectory for continuous improvement as it increasingly generates revenue from its 890 million daily active users (DAUs) on its social medial platform WeChat/Weixin, 600 million monthly active users in its payment services and dominant mobile gaming platform. For example one of its games, League of Kings, had more than 50 million DAUs in Q4 ’16.

Alibaba is the world’s largest online shopping mall, with over RMB 3 Trillion ($445bn) in gross merchandise value transacted. This number is anticipated to grow dramatically over the coming three years, as the company aims to bring on-line competition to grocery stores. This segment comprises much of the company’s current value, but the company also owns nearly 33% of China’s largest online payment and internet bank, Ant Financial, as well as the largest cloud service provider, with a 60% China market share and growing over 100% per annum. We believe that these three legs of the business should provide a robust platform of growth over the medium-to-longer term.

The Fund being underweight in the real estate sector and stock selection in consumer discretionary sector were the main reasons for its underperformance over the past 6 months.

Property sales data remained robust over the period, and property companies with large land banks in areas surrounding the major cities such as Beijing, Shanghai, and Shenzhen performed particularly well. The government focused on reducing the number of transactions and preventing price increases in these very strong markets, and that has resulted in buyers purchasing properties in surrounding areas and that has resulted in reduced inventories and higher prices in these districts. We continue to believe that being underweight in this sector makes sense as China’s property market tends to be cyclical and driven by government policy, which can be unpredictable.

The Fund’s holding in BYD Electronics, China’s largest electric vehicle company, detracted the most from the Fund’s performance during this period. The company’s short-term profit outlook was hurt on the back of the government reducing subsidies on electric buses, where BYD is one of the bigger players in the market. We believe, though, that there’s a structural move towards electric and automated vehicles in China given congestion and pollution issues, and BYD plays a very important role from battery technology to vehicle production. Valuations look particularly attractive now on both a price-to-earnings and price-to-book basis.

Outlook
Looking forward, we remain constructive on the prospects for the market, although given the strong start (YTD MSCI China is up 16%), a short-term market consolidation would not be surprising. Our thesis behind this optimism is based on a number of factors. First of all, the 19th National People’s Congress to be held in October or November of this year is expected to be a watershed moment for China’s President, Xi Jinping. This marks the end of his first 5 year term, and the beginning of his second term. He will have the opportunity to install his supporters across the government, but a focus will be on who he installs at the Politburo Standing Committee, China’s top leadership body. Given the obvious sensitivity of this, President Xi is not likely to tolerate too much economic or market volatility. Second, supply-side reform continues. Policy makers have very aggressively gone after local governments that have not followed edicts from the central government directing them to shut inefficient, polluting or money losing capacity. Third, profitability of some of the major index constituents should improve including the banking sector. As highlighted above, NPL pressures should diminish and allow banks more breathing room to report higher profits or provision more for its existing NPLs.
100 | April 30, 2017

Clough China Fund

Management Commentary	April 30, 2017 (Unaudited)

In addition to our portfolio commentary, we also wanted to highlight some changes in the management of the Fund.

At the end of March, Francoise Vappereau, a co-portfolio manager of the Fund, retired from the industry. Francoise served as a co- portfolio manager of the Fund since its inception in 2005, and we thank her for her stewardship. Brian Chen continues to serve as portfolio manager of the Fund, a position he was first appointed to last year. Brian has worked closely with Francoise at Clough Capital Partners (“Clough”) since 2010 and brings a wealth of China investment experience. He first travelled to the country in 1985, and began his investment career in private equity in Hong Kong helping finance Hong Kong based entrepreneurs who relocated their manufacturing operations to China. He has worked as an Asia analyst and portfolio manager since 2005 with stints in London at Grosvenor Street Capital and in Boston at Liberty Square Asset Management. He joined Clough in 2010, where he currently is a partner and is responsible for Asia investments.

With Francoise’s retirement, Clough had the opportunity to undertake a strategic review and decided to bring the management of the Fund back to Boston and close the Hong Kong office. Trading and trade approval had always been done out of Boston, as Hong Kong was a research office, but given the changes in the composition of the Index and China’s standing as the second largest economy in the world (from 2005-2016, the economy grew from $2.8tn to $11.8tn), we thought the best way to generate performance going forward was to incorporate more insights and direct interaction from Clough’s broader global investment team into the portfolio.

From an index perspective, in 2010, the Index had an Information Technology (IT) weighting of just 5.4%, and today it stands at just under 33%. Given this fact, we have incorporated greater input from and interaction with our global technology analyst, Anupam Bose, who worked at McKinsey for 7 years and has over 5 years of technology experience. Our global consumer analyst, Vincent Lorusso, has over 18 years of experience. His insights on the development of the U.S. consumer sector provides a road map of how China might progress. In our view, the Chinese consumer is one of the best investment stories of our generation. We think that allowing for greater involvement of our colleagues in these areas, and picking the right stocks in both of these sectors, will be key components and strategic resources as we seek to generate performance for the Fund going forward.

Although at present, we do not have a local presence in Hong Kong, Brian has substantial experience in managing funds over the years while based in Boston, and also has committed to spending extended periods of time in the region. So far in 2017 alone, he has been in Hong Kong for nearly 6 weeks. Ironically, Clough’s one-on-one access to senior management of Chinese companies is far better in Boston than in Hong Kong. Clough’s position in Boston’s investment community makes it more of a “must meet” for Chinese managements, whereas in Hong Kong, group meetings are the norm.

Another change that we wanted to highlight is a recent change in the Fund’s use of industry classification providers. Since inception, the Fund has used Global Industry Classification Standards (GICS), which is a product generated by MSCI and Standard and Poors. As of April 20, 2017, the Fund began using Bloomberg Industry Classification Standards (BICS) instead. In our view, BICS more accurately reflects the appropriate industry classification of companies. The biggest impact of this change has been Alibaba (BABA US) moving from the information technology sector classification to what we believe is the more accurate consumer discretionary sector classification. The Fund is subject to a 25% limitation on its exposure to any individual industry, and using GICS has, in the past, forced the Fund to run a structural underweight in the IT sector that has some of the best run businesses in China. Using BICS allows the Fund greater flexibility to invest in what is currently a rapidly growing sector.

We thank you for your support.

Brian Chen, Co-Portfolio Manager

Investments in international and emerging markets securities include exposure to risks such as currency fluctuations, foreign taxes and regulations, and the potential for illiquid markets and political instability.

The views of the author and information discussed in this commentary are as of the date of publication, are subject to change, and may not reflect the writer's current views. The views expressed are those of the author only, and represent an assessment of market conditions at a specific point in time, are opinions only and should not be relied upon as investment advice regarding a particular investment or markets in general. Such information does not constitute a recommendation to buy or sell specific securities or investment vehicles. It should not be assumed that any investment will be profitable or will equal the performance of the fund(s) or any securities or any sectors mentioned in this letter. The subject matter contained in this letter has been derived from several sources believed to be reliable and accurate at the time of compilation. Neither ALPS, Advisors, Inc., Clough Capital Partners, LP, nor the Fund accepts any liability for losses either direct or consequential caused by the use of this information.
101 | April 30, 2017

Clough China Fund

Performance Update	April 30, 2017 (Unaudited)

Performance of $10,000 Initial Investment (as of April 30, 2017)
Comparison of change in value of a $10,000 investment (includes maximum sales charges of 5.50%)

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Average Annual Total Returns (as of April 30, 2017)

	6 Month	1 Year	3 Year	5 Year	10 Year	Since Inception^	Total Expense Ratio	What You Pay*
Class A (NAV)	7.04%	17.83%	4.85%	5.50%	5.13%	10.48%	2.04%	1.95%
Class A (MOP)	1.13%	11.37%	2.89%	4.32%	4.54%	9.93%
Class C (NAV)	6.62%	16.91%	4.05%	4.70%	4.33%	9.66%	2.83%	2.70%
Class C (CDSC)	5.62%	15.91%	4.05%	4.70%	4.33%	9.66%
Class I1	7.12%	18.05%	5.21%	5.84%	5.54%	10.93%	1.82%	1.70%
MSCI China Index[2]	9.86%	23.12%	8.17%	5.41%	5.16%	10.40%

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data, please call 1-866-759-5679.

Maximum Offering Price (MOP) for Class A shares includes the Fund’s maximum sales charge of 5.50%. Performance shown at NAV does not include these sales charges and would have been lower had it been taken into account. If you invest $1 million or more, either as a lump sum or through the Fund’s accumulation or letter of intent programs, you can purchase Class A shares without an initial sales charge (load). A Contingent Deferred Sales Charge (“CDSC”) of 1.00% may apply to Class C shares redeemed within the first 12 months after a purchase, and on Class A shares redeemed within the first 18 months after a purchase in excess of $1 million. The Fund imposes a 2.00% redemption fee on shares held for less than 30 days.

Performance less than 1 year is cumulative.

The performance shown for the Clough China Fund for periods prior to January 15, 2010, reflects the performance of the Old Mutual China Fund, a series of Old Mutual Funds I (as a result of a prior reorganization of the Old Mutual China Fund into the Clough China Fund).

[1]	Prior to close of business on January 15, 2010, Class I was known as Institutional Class of the Old Mutual China Fund.

102 | April 30, 2017

Clough China Fund

Performance Update	April 30, 2017 (Unaudited)

[2]
The Morgan Stanley Capital International (“MSCI”) China Index is constructed according to the MSCI Global Investable Market Index (GIMI) family. The MSCI China Index is part of the MSCI Emerging Markets Index. The index is not actively managed and does not reflect any deduction for fees, expenses or taxes. An investor may not invest directly in an index.

^	Fund Inception date of December 30, 2005.
*	What You Pay reflects the Advisor’s decision to contractually limit expenses through February 28, 2018. Please see the prospectus for additional information.

The Fund is “non-diversified” and will generally be more volatile than diversified funds.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

This Fund is not suitable for all investors and is subject to investment risks, including possible loss of the principal amount invested.

There is no guarantee that the Fund will continue to hold any one particular security or stay invested in any one particular company. The composition of the Fund's top holdings is subject to change. Performance figures are historical and reflect the change in share price, reinvested distributions, changes in net asset value, sales charges and capital gains distributions, if any.

Not FDIC Insured – No Bank Guarantee – May Lose Value

Investing in China, Hong Kong and Taiwan involves risk and considerations not present when investing in more established securities markets. The Fund may be more susceptible to the economic, market, political and local risks of these regions than a fund that is more geographically diversified.

Top Ten Holdings (as a % of Net Assets) †

Tencent Holdings, Ltd.	14.71%
Alibaba Group Holding, Ltd., Sponsored ADR	9.26%
China Construction Bank Corp., Class H	7.11%
China Mobile, Ltd.	5.63%
China Petroleum & Chemical Corp., Class H	4.71%
Industrial & Commercial Bank of China, Ltd., Class H	4.51%
Ping An Insurance Group Co. of China, Ltd., Class H	4.10%
Bank of China, Ltd., Class H	3.91%
China Life Insurance Co., Ltd., Class H	2.14%
NetEase, Inc., ADR	1.87%
Top Ten Holdings	57.95%

†	Holdings are subject to change, and may not reflect the current or future position of the portfolio. Table presents indicative values only. Excludes cash & cash equivalents.

Industry Sector Allocation (as a % of Net Assets)

103 | April 30, 2017

Clough China Fund

Statement of Investments	April 30, 2017 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (87.96%)
Communications (8.08%)
Media (0.48%)
Baidu, Inc., Sponsored ADR(a)	1,400	$252,322

Telecommunication (7.60%)
China Mobile, Ltd.	278,500	2,965,084
China Telecom Corp., Ltd., Class H	652,000	318,035
China Unicom Hong Kong, Ltd.	554,000	716,889
		4,000,008

TOTAL COMMUNICATIONS		4,252,330

Consumer Discretionary (16.70%)
Automotive (1.92%)
Byd Co., Ltd., Class H	83,500	492,034
Guangzhou Automobile Group Co., Ltd., Class H	334,000	519,070
		1,011,104

Consumer Services (1.19%)
Tarena International, Inc., ADR(a)	33,800	629,018

Gaming, Lodging & Restaurants (2.79%)
Galaxy Entertainment Group, Ltd.	109,000	605,545
Sands China, Ltd.	190,800	864,160
		1,469,705

Retail - Discretionary (10.80%)
Alibaba Group Holding, Ltd., Sponsored ADR(a)	42,200	4,874,100
Anta Sports Products, Ltd.	73,000	204,891
Vipshop Holdings Ltd., ADR(a)	43,500	603,345
		5,682,336

TOTAL CONSUMER DISCRETIONARY		8,792,163

Consumer Staples (0.70%)
Retail - Consumer Staples (0.70%)
CK Hutchison Holdings, Ltd.	29,500	368,375

TOTAL CONSUMER STAPLES		368,375

Energy (9.33%)
Oil, Gas & Coal (9.33%)
China Petroleum & Chemical Corp., Class H	3,052,120	2,478,485
China Shenhua Energy Co., Ltd., Class H	344,500	801,928
CNOOC, Ltd.	819,000	955,444
		Value
	Shares	(Note 2)
Oil, Gas & Coal (continued)
PetroChina Co., Ltd., Class H	960,000	$674,478
		4,910,335

TOTAL ENERGY		4,910,335

Financials (26.82%)
Banking (17.16%)
Agricultural Bank of China, Ltd., Class H	1,849,000	852,371
Bank of China, Ltd., Class H	4,258,437	2,059,861
China Construction Bank Corp., Class H	4,614,080	3,745,082
Industrial & Commercial Bank of China, Ltd., Class H	3,643,967	2,375,378
		9,032,692

Institutional Financial Services (0.50%)
CITIC Securities Co., Ltd., Class H	125,000	262,008

Insurance (6.24%)
China Life Insurance Co., Ltd., Class H	371,000	1,128,680
Ping An Insurance Group Co. of China, Ltd., Class H	383,500	2,156,134
		3,284,814

Real Estate (2.92%)
China Overseas Land & Investment, Ltd.	164,000	475,697
China Resources Land, Ltd.	210,000	581,916
KWG Property Holdings, Ltd.	351,000	265,149
Longfor Properties Co., Ltd.	124,500	215,426
		1,538,188

TOTAL FINANCIALS		14,117,702

Health Care (0.89%)
Health Care Facilities & Services (0.89%)
Sinopharm Group Co., Ltd., Class H	105,200	471,532

TOTAL HEALTH CARE		471,532

Industrials (3.89%)
Engineering & Construction Services (3.89%)
China Communications Construction Co., Ltd., Class H	381,000	523,138
China Railway Construction Corp., Ltd., Class H	673,500	940,544
China Railway Group, Ltd., Class H	689,000	582,731
		2,046,413

TOTAL INDUSTRIALS		2,046,413
104 | April 30, 2017

Clough China Fund

Statement of Investments	April 30, 2017 (Unaudited)

	Shares	Value (Note 2)
Materials (3.29%)
Construction Materials (2.63%)
Anhui Conch Cement Co., Ltd., Class H	229,000	$800,825
China Resources Cement Holdings, Ltd.	1,062,000	580,652
		1,381,477

Metals & Mining (0.66%)
Zijin Mining Group Co., Ltd., Class H	982,000	348,501

TOTAL MATERIALS		1,729,978

Technology (18.26%)
Hardware (1.68%)
AAC Technologies Holdings, Inc.	38,000	557,042
Sunny Optical Technology Group Co., Ltd.	40,000	328,667
		885,709
Software (16.58%)
NetEase, Inc., ADR	3,700	981,943
Tencent Holdings, Ltd.	247,100	7,742,468
		8,724,411

TOTAL TECHNOLOGY		9,610,120

TOTAL COMMON STOCKS (Cost $33,227,310)		46,298,948

PARTICIPATION NOTES (5.42%)
Consumer Discretionary (1.53%)
Automotive (0.58%)
SAIC Motor Corp., Ltd., Class A (Loan Participation Notes issued by Morgan Stanley Asia Products), expiring 02/23/18(b)	77,200	304,999

Home & Office Products (0.95%)
Hangzhou Robam Appliances Co., Ltd., Class A (Loan Participation Notes issued by Morgan Stanley Asia Products), expiring 03/01/18(b)	63,300	500,167

TOTAL CONSUMER DISCRETIONARY		805,166

Consumer Staples (1.13%)
Consumer Products (1.13%)
Kweichow Moutai Co Ltd(b)	9,900	593,477

TOTAL CONSUMER STAPLES		593,477
	Shares	Value (Note 2)
Industrials (2.76%)
Electrical Equipment (1.28%)
Gree Electric Appliances, Inc., Class A (Loan Participation Notes issued by Morgan Stanley Asia Products), expiring 02/16/18(b)	141,400	$676,516

Transportation Equipment (1.48%)
Weifu High-Technology Group Co., Ltd., Class A (Loan Participation Notes issued by Morgan Stanley Asia Products), expiring 12/05/18(b)	217,900	779,681

TOTAL INDUSTRIALS		1,456,197

TOTAL PARTICIPATION NOTES (Cost $2,341,301)		2,854,840

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (1.12%)
Money Market Fund (1.12%)
BlackRock Liquidity T-Fund - Institutional Shares	0.630%	587,179	587,179

TOTAL SHORT TERM INVESTMENTS (Cost $587,179)			587,179

TOTAL INVESTMENTS (94.50%) (Cost $36,155,790)			$49,740,967

Other Assets In Excess Of Liabilities (5.50%)			2,895,536

NET ASSETS (100.00%)			$52,636,503
105 | April 30, 2017

Clough China Fund

Statement of Investments	April 30, 2017 (Unaudited)

(a)	Non-Income Producing Security.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2017, the aggregate market value of those securities was $2,854,840, representing 5.42% of net assets.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Financial Statements.
106 | April 30, 2017

Clough China Fund

Statement of Assets and Liabilities	April 30, 2017 (Unaudited)

ASSETS
Investments, at value	$49,740,967
Cash	119
Foreign currency, at value (Cost $3,200,541)	3,196,401
Receivable for shares sold	37,624
Dividends receivable	10
Prepaid expenses and other assets	22,232
Total Assets	52,997,353
LIABILITIES
Payable for investments purchased	261,284
Payable for shares redeemed	4,134
Investment advisory fees payable	53,114
Administration and transfer agency fees payable	15,801
Distribution and services fees payable	8,793
Trustees' fees and expenses payable	6
Professional fees payable	76
Accrued expenses and other liabilities	17,642
Total Liabilities	360,850
NET ASSETS	$52,636,503
NET ASSETS CONSIST OF
Paid-in capital	$46,213,306
Accumulated net investment loss	(438,862)
Accumulated net realized loss	(6,718,979)
Net unrealized appreciation	13,581,038
NET ASSETS	$52,636,503
INVESTMENTS, AT COST	$36,155,790
PRICING OF SHARES
Class A:
Net Asset Value, offering and redemption price per share	$22.53
Net Assets	$16,078,919
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	713,775
Maximum offering price per share ((NAV/0.9450), based on maximum sales charge of 5.50% of the offering price)	$23.84
Class C:
Net Asset Value, offering and redemption price per share(a)	$21.43
Net Assets	$6,582,290
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	307,130
Class I:
Net Asset Value, offering and redemption price per share	$23.07
Net Assets	$29,975,294
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	1,299,244

(a)	Redemption price per share may be reduced for any applicable contingent deferred sales charge. For a description of a possible sales charge, please see the Fund's Prospectus.

See Notes to Financial Statements.
107 | April 30, 2017

Clough China Fund

Statement of Operations	For the Six Months Ended April 30, 2017 (Unaudited)

INVESTMENT INCOME
Dividends	$69,127
Foreign taxes withheld on dividends	(1,445)
Total Investment Income	67,682

EXPENSES
Investment advisory fees	358,544
Administrative fees	46,963
Transfer agency fees	1,598
Distribution and service fees
Class A	20,434
Class C	34,628
Professional fees	13,156
Delegated transfer agent equivalent services
Class A	3,630
Class C	2,869
Class I	10,897
Reports to shareholders and printing fees	5,528
State registration fees	18,900
Insurance fees	263
Custody fees	15,629
Trustees' fees and expenses	716
Miscellaneous expenses	6,772
Total Expenses	540,527
Less fees waived/reimbursed by investment advisor (Note 8)
Class A	(8,687)
Class C	(4,989)
Class I	(20,317)
Net Expenses	506,534
Net Investment Loss	(438,852)
Net realized gain on investments	2,374,514
Net realized gain on foreign currency transactions	6,960
Net Realized Gain	2,381,474
Net change in unrealized appreciation on investments	1,295,649
Net change in unrealized depreciation on translation of assets and liabilities denominated in foreign currencies	(18,548)
Net Change in Unrealized Appreciation	1,277,101
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	3,658,575
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,219,723

See Notes to Financial Statements.
108 | April 30, 2017

Clough China Fund

Statements of Changes in Net Assets

	For the Six Months Ended April 30, 2017 (Unaudited)	For the Year Ended October 31, 2016
OPERATIONS
Net investment income/(loss)	$(438,852)	$138,734
Net realized gain/(loss)	2,381,474	(5,173,658)
Net change in unrealized appreciation	1,277,101	2,922,683
Net Increase/(Decrease) in Net Assets Resulting from Operations	3,219,723	(2,112,241)

DISTRIBUTIONS
Dividends to shareholders from net investment income
Class A	(16,170)	(356,689)
Class C	–	(65,110)
Class I	(86,942)	(620,111)
Net Decrease in Net Assets from Distributions	(103,112)	(1,041,910)

BENEFICIAL INTEREST TRANSACTIONS (NOTE 6)
Shares sold
Class A	483,228	1,548,407
Class C	25,527	662,919
Class I	944,296	6,343,930
Dividends reinvested
Class A	10,603	245,993
Class C	–	30,159
Class I	58,387	378,863
Shares redeemed, net of redemption fees
Class A	(3,725,995)	(7,478,273)
Class C	(2,182,692)	(2,289,444)
Class I	(6,408,403)	(9,416,949)
Net Decrease in Net Assets Derived from Beneficial Interest Transactions	(10,795,049)	(9,974,395)

Net decrease in net assets	(7,678,438)	(13,128,546)

NET ASSETS
Beginning of period	60,314,941	73,443,487
End of period *	$52,636,503	$60,314,941
*Including accumulated net investment income/(loss) of:	$(438,862)	$103,102

See Notes to Financial Statements.
109 | April 30, 2017

Clough China Fund – Class A

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2017 (Unaudited)		For the Year Ended October 31, 2016	For the Year Ended October 31, 2015	For the Fiscal Period Ended October 31, 2014(a)		For the Year Ended April 30, 2014	For the Year Ended April 30, 2013	For the Year Ended April 30, 2012
Net asset value, beginning of period	$21.07		$21.74	$23.50	$20.72		$21.45	$18.43	$21.02

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(b)	(0.18)		0.04	0.12	0.45		0.12	0.15	0.02
Net realized and unrealized gain/(loss)	1.66		(0.40)	(0.92)	2.33		(0.69)	2.90	(2.61)
Total from investment operations	1.48		(0.36)	(0.80)	2.78		(0.57)	3.05	(2.59)

DISTRIBUTIONS:
From net investment income	(0.02)		(0.31)	(0.50)	–		(0.17)	(0.03)	–
From net realized gains	–		–	(0.46)	–		–	–	–
Total distributions	(0.02)		(0.31)	(0.96)	–		(0.17)	(0.03)	–

REDEMPTION FEES ADDED TO PAID‐IN CAPITAL (NOTE 6)	–		0.00 (c)	0.00 (c)	0.00	(c)	0.01	0.00 (c)	0.00 (c)
Net increase/(decrease) in net asset value	1.46		(0.67)	(1.76)	2.78		(0.73)	3.02	(2.59)
Net asset value, end of period	$22.53		$21.07	$21.74	$23.50		$20.72	$21.45	$18.43
TOTAL RETURN(d)	7.04%		(1.61%)	(3.49%)	13.42%		(2.69%)	16.54%	(12.32%)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$16,079		$18,358	$25,276	$30,526		$31,164	$32,709	$30,542
Ratio of expenses to average net assets excluding fee waivers and reimbursements	2.06	%(e)	2.04%	1.98%	2.06	%(e)	2.06%	2.14%	2.08%
Ratio of expenses to average net assets including fee waivers and reimbursements	1.95	%(e)	1.95%	1.95%	1.95	%(e)	1.95%	1.95%	1.95%
Ratio of net investment income/(loss) to average net assets	(1.69	%)(e)	0.18%	0.50%	3.96	%(e)	0.55%	0.78%	0.13%
Portfolio turnover rate(f)	41%		126%	193%	76%		232%	221%	174%

(a)	Effective May 1, 2014, the Board approved changing the fiscal year-end of the Funds from April 30 to October 31.
(b)	Calculated using the average shares method.
(c)	Less than $0.005 or ($0.005) per share.
(d)
Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude any applicable sales charges.

(e)	Annualized.
(f)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.
110 | April 30, 2017

Clough China Fund – Class C

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2017 (Unaudited)		For the Year Ended October 31, 2016	For the Year Ended October 31, 2015	For the Fiscal Period Ended October 31, 2014(a)		For the Year Ended April 30, 2014	For the Year Ended April 30, 2013	For the Year Ended April 30, 2012
Net asset value, beginning of period	$20.10		$20.72	$22.53	$19.94		$20.71	$17.90	$20.58

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(b)	(0.24)		(0.10)	(0.04)	0.33		(0.02)	0.01	(0.11)
Net realized and unrealized gain/(loss)	1.57		(0.39)	(0.89)	2.26		(0.68)	2.80	(2.57)
Total from investment operations	1.33		(0.49)	(0.93)	2.59		(0.70)	2.81	(2.68)

DISTRIBUTIONS:
From net investment income	–		(0.13)	(0.42)	–		(0.07)	–	–
From net realized gains	–		–	(0.46)	–		–	–	–
Total distributions	–		(0.13)	(0.88)	–		(0.07)	–	–

REDEMPTION FEES ADDED TO PAID‐IN CAPITAL (NOTE 6)	–		0.00 (c)	0.00 (c)	0.00	(c)	0.00 (c)	0.00 (c)	0.00 (c)
Net increase/(decrease) in net asset value	1.33		(0.62)	(1.81)	2.59		(0.77)	2.81	(2.68)
Net asset value, end of period	$21.43		$20.10	$20.72	$22.53		$19.94	$20.71	$17.90
TOTAL RETURN(d)	6.62%		(2.34%)	(4.25%)	12.99%		(3.43%)	15.70%	(13.02%)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$6,582		$8,352	$10,395	$11,575		$10,866	$12,251	$11,674
Ratio of expenses to average net assets excluding fee waivers and reimbursements	2.84	%(e)	2.83%	2.78%	2.87	%(e)	2.86%	2.94%	2.88%
Ratio of expenses to average net assets including fee waivers and reimbursements	2.70	%(e)	2.70%	2.70%	2.70	%(e)	2.70%	2.70%	2.70%
Ratio of net investment income/(loss) to average net assets	(2.44	%)(e)	(0.52%)	(0.18%)	3.08	%(e)	(0.09%)	0.07%	(0.62%)
Portfolio turnover rate(f)	41%		126%	193%	76%		232%	221%	174%

(a)	Effective May 1, 2014, the Board approved changing the fiscal year-end of the Funds from April 30 to October 31.
(b)	Calculated using the average shares method.
(c)	Less than $0.005 or ($0.005) per share.
(d)
Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude any applicable sales charges.

(e)	Annualized.
(f)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

111 | April 30, 2017

Clough China Fund – Class I

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2017 (Unaudited)		For the Year Ended October 31, 2016	For the Year Ended October 31, 2015	For the Fiscal Period Ended October 31, 2014(a)		For the Year Ended April 30, 2014	For the Year Ended April 30, 2013	For the Year Ended April 30, 2012
Net asset value, beginning of period	$21.60		$22.28	$23.97	$21.11		$21.82	$18.71	$21.30

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(b)	(0.16)		0.09	0.23	0.45		0.19	0.13	0.06
Net realized and unrealized gain/(loss)	1.69		(0.39)	(1.00)	2.41		(0.69)	3.02	(2.65)
Total from investment operations	1.53		(0.30)	(0.77)	2.86		(0.50)	3.15	(2.59)

DISTRIBUTIONS:
From net investment income	(0.06)		(0.38)	(0.53)	–		(0.21)	(0.06)	–
From net realized gains	–		–	(0.46)	–		–	–	–
Total distributions	(0.06)		(0.38)	(0.99)	–		(0.21)	(0.06)	–

REDEMPTION FEES ADDED TO PAID‐IN CAPITAL (NOTE 6)	0.00	(c)	0.00 (c)	0.07	0.00	(c)	0.00 (c)	0.02	0.00 (c)
Net increase/(decrease) in net asset value	1.47		(0.68)	(1.69)	2.86		(0.71)	3.11	(2.59)
Net asset value, end of period	$23.07		$21.60	$22.28	$23.97		$21.11	$21.82	$18.71
TOTAL RETURN(d)	7.12%		(1.31%)	(2.99%)	13.55%		(2.41%)	16.95%	(12.16%)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$29,975		$33,605	$37,772	$39,917		$33,435	$25,972	$28,868
Ratio of expenses to average net assets excluding fee waivers and reimbursements	1.84	%(e)	1.82%	1.77%	1.82	%(e)	1.81%	1.94%	1.85%
Ratio of expenses to average net assets including fee waivers and reimbursements	1.70	%(e)	1.70%	1.70%	1.70	%(e)	1.70%	1.70%	1.70%
Ratio of net investment income/(loss) to average net assets	(1.45	%)(e)	0.46%	0.95%	3.89	%(e)	0.83%	0.69%	0.33%
Portfolio turnover rate(f)	41%		126%	193%	76%		232%	221%	174%

(a)	Effective May 1, 2014, the Board approved changing the fiscal year-end of the Funds from April 30 to October 31.
(b)	Calculated using the average shares method.
(c)	Less than $0.005 or ($0.005) per share.
(d)
Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)	Annualized.
(f)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.
112 | April 30, 2017

RiverFront Global Allocation Series

Management Commentary	April 30, 2017 (Unaudited)

Overview:
Over the last six months, global markets have experienced upward momentum with fairly low volatility. Here at RiverFront, we have used both our value and momentum disciplines to help guide our investment decisions during the period. The last several months of 2016 brought with it a tale of two different asset classes. Equity markets rallied as the uncertainty around the US presidential election was settled; the S&P 500 was up 3.82% and the MSCI All Country World Index was up 1.19%, respectively, during the fourth quarter. Conversely, fixed income came under pressure as expectations of an interest rate hike by the Federal Reserve (Fed) increased. The Fed did institute a 25 basis point hike on December 14th and the Barclays US Aggregate Bond Index fell ‐2.98% during the quarter. Consequently, RiverFront funds that have fixed income as part of their allocation component, benefitted from more equity exposure and shorter fixed income duration relative to the benchmark.

In the equity portion of our funds, we focused on increasing exposure to US and Japanese equities at the expense of reducing exposure to Europe. In the US, the Trump presidential victory brought the expectation of increased infrastructure spending, and we added assets that we believed could benefit from the baton pass between monetary and fiscal stimulus, such as industrials and financials. On the international side, the Bank of Japan introduced yield curve control policy, which targeted a zero percent yield on their 10 year bonds. We believe that this change in policy corrected the missteps of the BOJ’s negative interest rate policy introduced earlier in 2016, so we added exposure on a currency hedged basis.

Heading into 2017, our funds had a bullish positioning relative to their benchmarks. We continued to favor equities over fixed income and looked for opportunities to reduce fixed income exposure and add international equity exposure. We believed that international markets would outpace the US, as our Price Matters® discipline showed that MSCI EAFE was 40% below its long‐term trend and large cap stocks in the US were 2.4% above their long‐term trend.

Market action during the first quarter of 2017 was driven by enthusiasm around the potential for corporate tax reform, financial deregulation, and infrastructure building in the US and stronger economic and earnings growth in Europe. While strong economic surveys led to bullish sentiment, economic data was good but did not fully live up to the growth potential that the surveys implied. In the post‐Great Recession era central banks have played an important role in financial markets, and the first quarter of 2017 was no different. Some central banks such as the Federal Reserve and the People’s Bank of China were tightening monetary policy by raising various lending rates. Conversely, the European Central Bank and Bank of Japan remained accommodative with their monetary policies. We believe that all of these contributing factors have laid the groundwork for the remainder of 2017.

During the first quarter, we implemented our new strategic asset allocation targets for each of the portfolio strategies. In order to align with the new allocation targets, we shortened the duration of our traditional fixed income holdings, reduced exposure to high yield, and increased exposure to both developed international and emerging markets relative to our allocations at the beginning of the year. Additionally, we reduced exposure to the US through two tactical moves during the quarter and have increased exposure to developed international equities. While we remain constructive on US equity markets, we continue to believe that valuations are cheaper internationally. Overall, we believe that equity markets will be higher by the end of the year; accordingly, we have sought to position the portfolios to benefit from rising interest rates in the US by shortening the duration of our fixed income assets and increasing total equity exposure. We have been gradually increasing exposure to equities in Europe and Japan, while concurrently adding exposure in emerging markets.

While the investment period was primarily characterized as a risk‐on period, there was global concern that the first round of the French election would produce two anti‐euro candidates in the run‐off election round. At RiverFront, we believed that the two anti‐euro candidates making it to the run‐off round was unlikely; however, we reduced our currency exposure to the euro and yen before the first round of the French election. After the French centrist presidential candidate, Emmanuel Macron, made it to the run‐off election round against populist candidate Marine Le Pen, we positioned the funds in anticipation of a Macron win and resulting European growth. The funds are additionally positioned to take advantage of the shift from U.S. assets as the Trump administration’s agenda of infrastructure building and tax reform gets pushed later into 2017 and early 2018.

Performance Discussion for the Conservative Income Builder and Moderate Growth & Income Funds:
The RiverFront Conservative Income and Moderate Growth & Income Funds are managed using the same overarching process which is based on our Price Matters® framework. This framework allows the investment managers to develop investment themes that span across the various asset classes in which the Funds are invested. As a result, these Funds hold substantially all the same securities but the asset class allocations differ depending on the investment time horizon for each. This results in the performance drivers being the same. In the case of the Conservative Income Builder Fund, the allocation is 30% equities and 70% fixed income. The Moderate Growth & Income Fund is managed to a targeted allocation of 50% equities and 50% fixed income. The RiverFront investment managers have the flexibility to make allocations that differ from the benchmark.

In discussing the performance for the RiverFront Funds, it’s important to keep in mind their global allocation mandate. All of the RiverFront offerings have exposure to multi‐cap, global equities; our balanced funds have the addition of fixed income. The table below illustrates the disparity of returns across the major indices during the most recent quarter, which resulted in varying degrees of relative performance when compared to the traditional single index, mutual fund benchmark.
113 | April 30, 2017

RiverFront Global Allocation Series

Management Commentary	April 30, 2017 (Unaudited)

Benchmark Indexes	Six Months Ended 4/30/2017
S&P 500 Total Return	13.32%
S&P 1000 Total Return	16.56%
MSCI EAFE (Net)	11.47%
MSCI Emerging Markets (Net)	8.88%
MSCI All Country World Index (Net)	11.76%
Barclays US Aggregate	‐0.67%
BofAML US HY Master II Total Return	5.50%
Barclays US Treasury Index	‐1.43%
Barclays US Short Treasury Index (1‐3M)	0.22%

Data as of 4/30/2017

*	For index definitions see footnotes at the end of the Management Commentary and below the performance data on the following pages.
**	For a complete presentation of RiverFront Mutual Fund and relevant benchmark performance, please refer to the Performance Update on the following pages.

Conservative Income Builder and Moderate Growth & Income:
Contributors:

•	Fund performance benefitted by being underweight fixed income during the period.
•	The allocation to US mid/small cap equities impacted performance positively.
•	Selection within developed international contributed positively to performance, specifically the exposures in dividend ‐oriented equities and in Australia.

Detractors:

•	Having a slightly elevated cash position during the period impacted performance negatively.
•	Within US large cap equities, performance was negatively impacted by being underweight large cap banks, technology hardware and media.

Performance Discussion for the Global Growth, Global Allocation and Dynamic Equity Income Funds:
The RiverFront Global Growth, Global Allocation and Dynamic Equity Income Funds are managed using the same overarching process which is based on our Price Matters® framework. This framework allows the investment managers to develop investment themes that span across the various asset classes in which the funds are invested. As a result, these funds hold substantially the same securities, but the asset class allocations differ depending on the investment time horizon for each. This results in the performance drivers being the same. In the case of the Dynamic Equity Income Fund, the allocation is 70% equities and 30% fixed income. The Global Allocation fund is managed to a targeted allocation of 80% equities and 20% fixed income. The Global Growth fund is 100% equity. The RiverFront investment managers have the flexibility to make allocations that differ from the benchmark.

In discussing the performance for the RiverFront Funds, it’s important to keep in mind their global allocation mandate. All of the RiverFront offerings have exposure to multi‐cap, global equities; our balanced funds have the addition of fixed income. The table below illustrates the disparity of returns across the major indices during the most recent quarter, which resulted in varying degrees of relative performance when compared to the traditional single index, mutual fund benchmark.

Six Months Ended
Benchmark Indexes	4/30/2017
S&P 500 Total Return	13.32%
S&P 1000 Total Return	16.56%
MSCI EAFE (Net)	11.47%
MSCI Emerging Markets (Net)	8.88%
MSCI All Country World Index (Net)	11.76%
Barclays US Aggregate	‐0.67%
BofAML US HY Master II Total Return	5.50%
Barclays US Treasury Index	‐1.43%
Barclays US Short Treasury Index (1‐3M)	0.22%

Data as of 4/30/2017

*	For index definitions see footnotes at the end of the Management Commentary and below the performance data on the following pages.
**	For a complete presentation of RiverFront Mutual Fund and relevant benchmark performance, please refer to the Performance Update on the following pages.

Dynamic Equity Income:
Contributors:

•	Fund performance benefitted by being underweight fixed income during the period.
•	The allocation to US mid/small cap equities impacted performance positively.
•	Selection within developed international contributed positively to performance, specifically the exposures in dividend‐oriented equities and growth‐oriented equities.

Detractors:

•	Having a slightly elevated cash position during the period impacted performance negatively.
•	The underweight to emerging markets equities impacted performance negatively.
•	Within US large cap equities, performance was negatively impacted by being underweight large cap banks.
114 | April 30, 2017

RiverFront Global Allocation Series

Management Commentary	April 30, 2017 (Unaudited)

Global Allocation:
Contributors:

•	Fund performance benefitted by being underweight fixed income during the period.
•	The allocation to US mid/small cap equities impacted performance positively.
•	Selection within developed international contributed positively to performance, specifically the exposures in securities that hedged exposure to the euro and to value‐oriented equities.

Detractors:

•	Having a slightly elevated cash position during the period impacted performance negatively.
•	The underweight to emerging markets equities impacted performance negatively.
•	Within US large cap equities, performance was negatively impacted by being underweight financials, industrials, and technology.

Global Growth:
Contributors:

•	The allocation to US mid/small cap equities impacted performance positively.
•
Selection within developed international contributed positively to performance, specifically the exposures in securities that hedged exposure to the euro, that gave us exposure to Australia and to value oriented equities.

Detractors:

•	Having a slightly elevated cash position during the period impacted performance negatively.
•	The underweight to emerging markets equities impacted performance negatively.
•	Within US large cap equities, performance was negatively impacted by being underweight financials, industrials, and technology.

Michael Jones, CFA
Co‐Portfolio Manager

Doug Sandler, CFA
Co‐Portfolio Manager

Adam Grossman, CFA
Co‐Portfolio Manager

Kevin Nicholson, CFA
Co‐Portfolio Manager

Tim Anderson, CFA
Co‐Portfolio Manager

Past performance is no guarantee of future results. Dividends are not guaranteed and are subject to change or elimination. Investments in international and emerging markets securities include exposure to risks such as currency fluctuations, foreign taxes and regulations, and the potential for illiquid markets and political instability.

The views of the author and information discussed in this commentary are as of the date of publication, are subject to change, and may not reflect the writer's current views. The views expressed are those of the author only, and represent an assessment of market conditions at a specific point in time, are opinions only and should not be relied upon as investment advice regarding a particular investment or markets in general. Such information does not constitute a recommendation to buy or sell specific securities or investment vehicles. It should not be assumed that any investment will be profitable or will equal the performance of the fund(s) or any securities or any sectors mentioned in this letter. The subject matter contained in this letter has been derived from several sources believed to be reliable and accurate at the time of compilation. Neither ALPS Advisors, Inc., RiverFront Investment Group, LLC, nor the Funds accepts any liability for losses either direct or consequential caused by the use of this information.

The S&P 1000® Index combines the S&P MidCap 400® and the S&P SmallCap 600® to form an investable benchmark for the mid- to small-cap segment of the U.S. equity market.

The MSCI EAFE Index is recognized as the pre-eminent benchmark in the United States to measure international equity performance. It comprises the MSCI country indices that represent developed markets outside of North America: Europe, Australasia and the Far East.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

The BofAML US HY Master II Total Return Index tracks the performance of US dollar denominated below investment grade corporate debt publicly issued in the US domestic market.

The Barclays U.S. Treasury Index includes public obligations of the U.S. Treasury, excluding Treasury bills and certain special issues, such as state and local government series bonds (SLGs) and U.S. Treasury TIPS.

The Barclays U.S. Short Treasury Index is composed of bonds of investment grade with a maturity between one and three years.

An investor may not invest directly in an index.

Diversification cannot guarantee gain or prevent losses.
115 | April 30, 2017

RiverFront Conservative Income Builder Fund

Performance Update	April 30, 2017 (Unaudited)

Performance of $10,000 Initial Investment (as of April 30, 2017)
Comparison of change in value of a $10,000 investment (includes maximum sales charges of 5.50%)

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Average Annual Total Returns (as of April 30, 2017)

	6 Month	1 Year	3 Years	Since Inception^	Total Expense Ratio	What You Pay*
Class A (NAV)	3.97%	5.72%	2.60%	4.26%	2.07%	1.38%
Class A (MOP)	‐1.72%	‐0.11%	0.69%	3.00%
Class C (NAV)	3.46%	4.85%	1.82%	3.47%	2.83%	2.13%
Class C (CDSC)	2.46%	3.85%	1.82%	3.47%
Class I	4.01%	5.95%	2.82%	4.48%	1.83%	1.13%
Barclays U.S. Aggregate Bond Index[1]	‐0.67%	0.83%	2.66%	1.91%
30% S&P 500® and 70% Barclays U.S. Aggregate Bond[1,2]	3.39%	5.75%	5.08%	5.63%

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data, please call 1-866-759-5679.

Maximum Offering Price (MOP) for Class A shares includes the Fund’s maximum sales charge of 5.50%. Performance shown at NAV does not include these sales charges and would have been lower had it been taken into account. If you invest $1 million or more, either as a lump sum or through the Fund’s accumulation or letter of intent programs, you can purchase Class A shares without an initial sales charge (load). A Contingent Deferred Sales Charge (“CDSC”) of 1.00% may apply to Class C shares redeemed within the first 12 months after a purchase, and on Class A shares redeemed within the first 18 months after a purchase in excess of $1 million.

Performance less than 1 year is cumulative.
116 | April 30, 2017

RiverFront Conservative Income Builder Fund

Performance Update	April 30, 2017 (Unaudited)

[1]
The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS, and CMBS. The index is not actively managed and does not reflect any deductions for fees, expenses or taxes. An investor may not invest directly in an index.

[2]	The S&P 500® Index is the Standard & Poor’s composite index of 500 stocks, a widely recognized, unmanaged index of common stock prices.
^	Fund inception date of August 31, 2012.
*
What You Pay reflects the Advisor’s and Sub-Advisor’s decision to contractually limit expenses through February 28, 2018 and Acquired Fund Fees and Expenses of 0.23%. Please see the prospectus for additional information.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

This Fund is not suitable for all investors and is subject to investment risks, including possible loss of the principal amount invested.

There is no guarantee that the Fund will continue to hold any one particular security or stay invested in any one particular company. The composition of the Fund’s top holdings is subject to change. Performance figures are historical and reflect the change in share price, reinvested distributions, changes in net asset value, sales charges and capital gains distributions, if any.

Not FDIC Insured – No Bank Guarantee – May Lose Value

Top Ten Holdings (as a % of Net Assets) †

Vanguard® Short‐Term Corporate Bond ETF	15.02%
Vanguard® Intermediate‐Term Corporate Bond ETF	12.65%
PIMCO Investment Grade Corporate Bond Index ETF	12.17%
iShares® Core MSCI EAFE ETF	10.45%
PIMCO Enhanced Short Maturity Active ETF	10.05%
RiverFront Strategic Income Fund	5.11%
iShares® Barclays 1‐3 Year Credit Bond ETF	3.41%
WisdomTree® LargeCap Dividend Fund	3.04%
SPDR® Blackstone / GSO Senior Loan ETF	2.47%
First Trust Senior Loan ETF	2.46%
Top Ten Holdings	76.83%

†	Holdings are subject to change, and may not reflect the current or future position of the portfolio. Table presents indicative values only. Excludes cash & cash equivalents.

Portfolio Composition (as a % of Net Assets)

117 | April 30, 2017

RiverFront Dynamic Equity Income Fund

Performance Update	April 30, 2017 (Unaudited)

Performance of $10,000 Initial Investment (as of April 30, 2017)
Comparison of change in value of a $10,000 investment (includes maximum sales charges of 5.50%)

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Average Annual Total Returns (as of April 30, 2017)
	6 Month	1 Year	3 Years	5 Years	Since Inception^	Total Expense Ratio	What You Pay*
Class A (NAV)	9.40%	12.57%	4.79%	7.30%	7.53%	1.65%	1.45%
Class A (MOP)	3.39%	6.35%	2.84%	6.10%	6.63%
Class C (NAV)	9.05%	11.78%	4.01%	6.51%	6.72%	2.40%	2.20%
Class C (CDSC)	8.05%	10.78%	4.01%	6.51%	6.72%
Class I	9.56%	12.81%	5.06%	7.56%	7.79%	1.40%	1.20%
MSCI All Country World Index[1]	11.76%	15.14%	5.29%	8.96%	8.81%
70% MSCI ACWI and 30% Barclays U.S. Aggregate Bond[1,2]	7.91%	10.70%	4.62%	7.05%	7.27%

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data, please call 1-866-759-5679.

Maximum Offering Price (MOP) for Class A shares includes the Fund’s maximum sales charge of 5.50%. Performance shown at NAV does not include these sales charges and would have been lower had it been taken into account. If you invest $1 million or more, either as a lump sum or through the Fund’s accumulation or letter of intent programs, you can purchase Class A shares without an initial sales charge (load). A Contingent Deferred Sales Charge (“CDSC”) of 1.00% may apply to Class C shares redeemed within the first 12 months after a purchase, and on Class A shares redeemed within the first 18 months after a purchase in excess of $1 million.

Performance less than 1 year is cumulative.
118 | April 30, 2017

RiverFront Dynamic Equity Income Fund

Performance Update	April 30, 2017 (Unaudited)

[1]
The MSCI ACWI (All Country World Index) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI consists of 45 country indices comprising 24 developed and 21 emerging market country indices. The index includes reinvestment of dividends, net of foreign withholding taxes. The index is not actively managed and does not reflect any deductions for fees, expenses or taxes. An investor may not invest directly in an index.

[2]
The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS, and CMBS. The index is not actively managed and does not reflect any deductions for fees, expenses or taxes. An investor may not invest directly in an index.

^	Fund inception date of August 2, 2010.
*
What You Pay reflects the Advisor’s and Sub-Advisor’s decision to contractually limit expenses through February 28, 2018 and Acquired Fund Fees and Expenses of 0.30%. Please see the prospectus for additional information.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

This Fund is not suitable for all investors and is subject to investment risks, including possible loss of the principal amount invested.

There is no guarantee that the Fund will continue to hold any one particular security or stay invested in any one particular company. The composition of the Fund’s top holdings is subject to change. Performance figures are historical and reflect the change in share price, reinvested distributions, changes in net asset value, sales charges and capital gains distributions, if any.

Not FDIC Insured – No Bank Guarantee – May Lose Value

Top Ten Holdings (as a % of Net Assets) †

iShares® Core MSCI EAFE ETF	9.07%
iShares® MSCI EAFE Growth ETF	8.00%
iShares® Core MSCI Emerging Markets ETF	7.57%
SPDR® Morgan Stanley Technology ETF	6.08%
PIMCO Investment Grade Corporate Bond Index ETF	5.92%
iShares® MSCI EAFE Value ETF	5.84%
PIMCO Enhanced Short Maturity Active ETF	3.98%
RiverFront Strategic Income Fund	3.68%
ETRACS Alerian MLP Infrastructure Index ETF	3.40%
Goldman Sachs ActiveBeta® U.S. Large Cap Equity ETF	3.22%
Top Ten Holdings	56.76%

†	Holdings are subject to change, and may not reflect the current or future position of the portfolio. Table presents indicative values only. Excludes cash & cash equivalents.

Portfolio Composition (as a % of Net Assets)

119 | April 30, 2017

RiverFront Global Allocation Fund

Performance Update	April 30, 2017 (Unaudited)

Performance of $10,000 Initial Investment (as of April 30, 2017)
Comparison of change in value of a $10,000 investment (includes maximum sales charges of 5.50%)

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Average Annual Total Returns (as of April 30, 2017)

	6 Month	1 Year	3 Years	5 Years	Since Inception^	Total Expense Ratio	What You Pay*
Class A (NAV)	10.26%	13.30%	3.88%	7.01%	6.63%	1.76%	1.46%
Class A (MOP)	4.22%	7.11%	1.95%	5.81%	5.75%
Class C (NAV)	9.94%	12.46%	3.13%	6.22%	5.85%	2.51%	2.21%
Class C (CDSC)	8.94%	11.46%	3.13%	6.22%	5.85%
Class I	10.46%	13.56%	4.13%	7.28%	6.89%	1.51%	1.21%
MSCI All Country World Index[1]	11.76%	15.14%	5.29%	8.96%	8.81%
80% MSCI ACWI and 20% Barclays U.S. Aggregate Bond[1,2]	9.18%	12.16%	4.86%	7.70%	7.80%

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data, please call 1-866-759-5679.

Maximum Offering Price (MOP) for Class A shares includes the Fund’s maximum sales charge of 5.50%. Performance shown at NAV does not include these sales charges and would have been lower had it been taken into account. If you invest $1 million or more, either as a lump sum or through the Fund’s accumulation or letter of intent programs, you can purchase Class A shares without an initial sales charge (load). A Contingent Deferred Sales Charge (“CDSC”) of 1.00% may apply to Class C shares redeemed within the first 12 months after a purchase, and on Class A shares redeemed within the first 18 months after a purchase in excess of $1 million.

Performance less than 1 year is cumulative.
120 | April 30, 2017

RiverFront Global Allocation Fund

Performance Update	April 30, 2017 (Unaudited)

[1]
The MSCI ACWI (All Country World Index) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI consists of 45 country indices comprising 24 developed and 21 emerging market country indices. The index includes reinvestment of dividends, net of foreign withholding taxes. The index is not actively managed and does not reflect any deductions for fees, expenses or taxes. An investor may not invest directly in an index.

[2]
The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS, and CMBS. The index is not actively managed and does not reflect any deductions for fees, expenses or taxes. An investor may not invest directly in an index.

^	Fund inception date of August 2, 2010.
*
What You Pay reflects the Advisor’s and Sub-Advisor’s decision to contractually limit expenses through February 28, 2018 and Acquired Fund Fees and Expenses of 0.31%. Please see the prospectus for additional information.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

This Fund is not suitable for all investors and is subject to investment risks, including possible loss of the principal amount invested.

There is no guarantee that the Fund will continue to hold any one particular security or stay invested in any one particular company. The composition of the Fund’s top holdings is subject to change. Performance figures are historical and reflect the change in share price, reinvested distributions, changes in net asset value, sales charges and capital gains distributions, if any.

Not FDIC Insured – No Bank Guarantee – May Lose Value

Top Ten Holdings (as a% of Net Assets) †

iShares® MSCI EAFE Growth ETF	12.70%
iShares® Core MSCI EAFE ETF	9.13%
iShares® MSCI EAFE Value ETF	7.87%
iShares® Core MSCI Emerging Markets ETF	7.55%
SPDR® Morgan Stanley Technology ETF	6.82%
PIMCO Investment Grade Corporate Bond Index ETF	3.88%
iShares® Core S&P 500® ETF	3.56%
Goldman Sachs ActiveBeta® U.S. Large Cap Equity ETF	3.51%
ETRACS Alerian MLP Infrastructure Index ETF	3.31%
WisdomTree® Europe Hedged Equity Fund	3.07%
Top Ten Holdings	61.40%

†	Holdings are subject to change, and may not reflect the current or future position of the portfolio. Table presents indicative values only. Excludes cash & cash equivalents.

Portfolio Composition (as a % of Net Assets)

121 | April 30, 2017

RiverFront Global Growth Fund

Performance Update	April 30, 2017 (Unaudited)

Performance of $10,000 Initial Investment (as of April 30, 2017)
Comparison of change in value of a $10,000 investment (includes maximum sales charges of 5.50%)

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Average Annual Total Returns (as of April 30, 2017)

	6 Month	1 Year	3 Years	5 Years	Since Inception^	Total Expense Ratio	What You Pay*
Class A (NAV)	10.95%	14.85%	4.19%	7.78%	9.53%	1.71%	1.46%
Class A (MOP)	4.84%	8.55%	2.24%	6.57%	8.80%
Class C (NAV)	10.58%	13.95%	3.43%	7.00%	8.72%	2.47%	2.21%
Class C (CDSC)	9.58%	12.95%	3.43%	7.00%	8.72%
Class I	11.13%	15.18%	4.44%	8.05%	9.80%	1.46%	1.21%
Class L1	11.07%	15.04%	4.45%	8.06%	9.79%	1.47%	1.21%
Investor Class	10.94%	14.86%	4.19%	7.80%	9.51%	1.71%	1.46%
MSCI All Country World Index[2]	11.76%	15.14%	5.29%	8.96%	11.38%
S&P 500® Total Return Index[3]	13.32%	17.92%	10.47%	13.68%	14.01%

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data, please call 1-866-759-5679.

Maximum Offering Price (MOP) for Class A shares includes the Fund’s maximum sales charge of 5.50%. Performance shown at NAV does not include these sales charges and would have been lower had it been taken into account. If you invest $1 million or more, either as a lump sum or through the Fund’s accumulation or letter of intent programs, you can purchase Class A shares without an initial sales charge (load). A Contingent Deferred Sales Charge (“CDSC”) of 1.00% may apply to Class C shares redeemed within the first 12 months after a purchase, and on Class A shares redeemed within the first 18 months after a purchase in excess of $1 million.

Performance less than 1 year is cumulative.
122 | April 30, 2017

RiverFront Global Growth Fund

Performance Update	April 30, 2017 (Unaudited)

[1]	Prior to close of business on September 24, 2010, Class L was known as Institutional Class of the Baird Funds, Inc. - RiverFront Long-Term Growth Fund.
[2]
The MSCI ACWI (All Country World Index) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI consists of 45 country indices comprising 24 developed and 21 emerging market country indices. The index includes reinvestment of dividends, net of foreign withholding taxes. The index is not actively managed and does not reflect any deductions for fees, expenses or taxes. An investor may not invest directly in an index.

[3]
S&P 500® Total Return Index is the Standard & Poor’s composite index of 500 stocks, a widely recognized, unmanaged index of common stock prices. The index is not actively managed and does not reflect any deduction for fees, expenses or taxes. An investor may not invest directly in an index.

^	Fund inception date of October 28, 2008.
*
What You Pay reflects the Advisor’s and Sub-Advisor’s decision to contractually limit expenses through February 28, 2018 and Acquired Fund Fees and Expenses of 0.31%. Please see the prospectus for additional information.

The Class A, C, I and L shares performance shown for periods prior to September 27, 2010 reflects the performance of the Baird Funds, Inc. – RiverFront Long-Term Growth Fund’s Institutional Class shares (as result of the reorganization of the Baird Funds, Inc. – RiverFront Long-Term Growth Fund into the Fund).

The Investor Class performance shown for periods prior to September 27, 2010 reflects the performance of the Baird Funds, Inc. – RiverFront Long-Term Growth Fund’s Investor Class shares (as result of the reorganization of the Baird Funds, Inc. – RiverFront Long-Term Growth Fund into the Fund).

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

This Fund is not suitable for all investors and is subject to investment risks, including possible loss of the principal amount invested.

There is no guarantee that the Fund will continue to hold any one particular security or stay invested in any one particular company. The composition of the Fund’s top holdings is subject to change. Performance figures are historical and reflect the change in share price, reinvested distributions, changes in net asset value, sales charges and capital gains distributions, if any.

Not FDIC Insured – No Bank Guarantee – May Lose Value

Top Ten Holdings (as a % of Net Assets) †

iShares® MSCI EAFE Value ETF	12.24%
iShares® MSCI EAFE Growth ETF	11.87%
iShares® Core MSCI EAFE ETF	10.31%
iShares® Core MSCI Emerging Markets ETF	9.13%
SPDR® Morgan Stanley Technology ETF	6.75%
Goldman Sachs ActiveBeta® U.S. Large Cap Equity ETF	4.35%
WisdomTree® Europe Hedged Equity Fund	4.10%
iShares® Core S&P 500® ETF	4.06%
ETRACS Alerian MLP Infrastructure Index ETF	3.90%
FlexShares® Quality Dividend Index Fund	3.11%
Top Ten Holdings	69.82%

†	Holdings are subject to change, and may not reflect the current or future position of the portfolio. Table presents indicative values only. Excludes cash & cash equivalents.

Portfolio Composition (as a % of Net Assets)

123 | April 30, 2017

RiverFront Moderate Growth & Income Fund

Performance Update	April 30, 2017 (Unaudited)

Performance of $10,000 Initial Investment (as of April 30, 2017)
Comparison of change in value of a $10,000 investment (includes maximum sales charges of 5.50%)

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Average Annual Total Returns (as of April 30, 2017)

	6 Month	1 Year	3 Years	5 Years	Since Inception^	Total Expense Ratio	What You Pay*
Class A (NAV)	6.59%	8.97%	3.94%	5.89%	6.15%	1.57%	1.41%
Class A (MOP)	0.75%	2.94%	1.99%	4.69%	5.26%
Class C (NAV)	6.23%	8.14%	3.16%	5.10%	5.35%	2.32%	2.16%
Class C (CDSC)	5.23%	7.14%	2.85%	4.93%	5.24%
Class I	6.79%	9.25%	4.19%	6.16%	6.41%	1.32%	1.16%
S&P 500® Total Return Index[1]	13.32%	17.92%	10.47%	13.68%	14.17%
50% S&P 500® and 50% Barclays U.S. Aggregate Bond[1,2]	6.17%	9.13%	6.65%	7.99%	8.71%

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data, please call 1-866-759-5679.

Maximum Offering Price (MOP) for Class A shares includes the Fund’s maximum sales charge of 5.50%. Performance shown at NAV does not include these sales charges and would have been lower had it been taken into account. If you invest $1 million or more, either as a lump sum or through the Fund’s accumulation or letter of intent programs, you can purchase Class A shares without an initial sales charge (load). A Contingent Deferred Sales Charge (“CDSC”) of 1.00% may apply to Class C shares redeemed within the first 12 months after a purchase, and on Class A shares redeemed within the first 18 months after a purchase in excess of $1 million.

Performance less than 1 year is cumulative.
124 | April 30, 2017

RiverFront Moderate Growth & Income Fund

Performance Update	April 30, 2017 (Unaudited)

[1]
S&P 500® Total Return Index is the Standard & Poor’s composite index of 500 stocks, a widely recognized, unmanaged index of common stock prices. The index is not actively managed and does not reflect any deduction for fees, expenses or taxes. An investor may not invest directly in an index.

[2]
The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS, and CMBS. The index is not actively managed and does not reflect any deductions for fees, expenses or taxes. An investor may not invest directly in an index.

^	Fund inception date of August 2, 2010.
*
What You Pay reflects the Advisor’s and Sub-Advisor’s decision to contractually limit expenses through February 28, 2018 and Acquired Fund Fees and Expenses of 0.26%. Please see the prospectus for additional information.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

This Fund is not suitable for all investors and is subject to investment risks, including possible loss of the principal amount invested.

There is no guarantee that the Fund will continue to hold any one particular security or stay invested in any one particular company. The composition of the Fund’s top holdings is subject to change. Performance figures are historical and reflect the change in share price, reinvested distributions, changes in net asset value, sales charges and capital gains distributions, if any.

Not FDIC Insured – No Bank Guarantee – May Lose Value

Top Ten Holdings (as a % of Net Assets) †

Vanguard® Short‐Term Corporate Bond ETF	11.93%
iShares® Core MSCI EAFE ETF	9.45%
Vanguard® Intermediate‐Term Corporate Bond ETF	8.65%
PIMCO Investment Grade Corporate Bond Index ETF	6.54%
RiverFront Strategic Income Fund	5.11%
SPDR® Morgan Stanley Technology ETF	4.87%
FlexShares® Quality Dividend Index Fund	4.24%
PIMCO Enhanced Short Maturity Active ETF	4.01%
Goldman Sachs ActiveBeta® U.S. Large Cap Equity ETF	3.79%
iShares® MSCI EAFE Value ETF	3.78%
Top Ten Holdings	62.37%

†	Holdings are subject to change, and may not reflect the current or future position of the portfolio. Table presents indicative values only. Excludes cash & cash equivalents.

Portfolio Composition (as a % of Net Assets)

125 | April 30, 2017

RiverFront Conservative Income Builder Fund

Statement of Investments	April 30, 2017 (Unaudited)

	Shares	Value (Note 2)
EXCHANGE TRADED FUNDS (97.32%)
Debt (65.25%)
First Trust Senior Loan ETF	6,098	$295,509
Guggenheim BulletShares® 2021 Corporate Bond ETF	10,733	228,398
iShares® Barclays 1‐3 Year Credit Bond ETF	3,887	409,418
PIMCO Enhanced Short Maturity Active ETF	11,871	1,206,568
PIMCO Investment Grade Corporate Bond Index ETF	14,066	1,461,739
RiverFront Strategic Income Fund(a)	24,240	613,999
SPDR® Blackstone / GSO Senior Loan ETF	6,232	296,207
Vanguard® Intermediate ‐ Term Corporate Bond ETF	17,435	1,519,460
Vanguard® Short ‐ Term Corporate Bond ETF	22,567	1,803,555
		7,834,853

Equity (32.07%)
Consumer Discretionary Select Sector SPDR® Fund	573	51,604
Global X MSCI Norway ETF	6,743	75,589
Goldman Sachs ActiveBeta® U.S. Large Cap Equity ETF	3,625	171,535
iShares® Core MSCI EAFE ETF	21,089	1,255,217
iShares® Core S&P 500® ETF	882	211,292
iShares® Core S&P® SmallCap ETF	3,838	267,854
iShares® Dow Jones US Financial Services Index Fund	1,795	194,488
iShares® International Select Dividend ETF	3,794	120,687
iShares® U.S. Consumer Goods ETF	1,442	171,627
PowerShares® Aerospace & Defense Portfolio	2,239	100,352
Powershares® QQQ Trust Series 1	1,241	168,764
SPDR® Morgan Stanley Technology ETF	3,935	278,736
SPDR® S&P® Capital Markets ETF	1,453	68,149
Vanguard® Telecommunication Services ETF	898	87,061
WisdomTree® International Hedged Quality Dividend Growth Fund	8,952	262,849
WisdomTree® LargeCap Dividend Fund	4,400	365,552
		3,851,356

TOTAL EXCHANGE TRADED FUNDS (Cost $11,192,165)		11,686,209
	Shares	Value (Note 2)
Equity (continued)
EXCHANGE TRADED NOTES (1.82%)
Equity (1.82%)
ETRACS Alerian MLP Infrastructure Index ETF	7,755	$218,381

TOTAL EXCHANGE TRADED NOTES (Cost $164,251)		218,381

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (1.68%)
Money Market Fund (1.68%)
State Street Institutional Treasury Plus Money Market Fund	0.644%	201,656	201,656

TOTAL SHORT TERM INVESTMENTS (Cost $201,656)			201,656

TOTAL INVESTMENTS (100.82%) (Cost $11,558,072)			$12,106,246

Liabilities In Excess Of Other Assets (‐0.82%)			(98,192)

NET ASSETS (100.00%)			$12,008,054

(a)	Affiliated Company. See Note 7 in Notes to Financial Statements.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Financial Statements.

126 | April 30, 2017

RiverFront Dynamic Equity Income Fund

Statement of Investments	April 30, 2017 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (1.57%)
Communications (0.57%)
Telecommunications (0.57%)
AT&T, Inc.	11,038	$437,436

TOTAL COMMUNICATIONS		437,436

Consumer, Non-Cyclical (0.50%)
Beverages (0.50%)
PepsiCo, Inc.	3,392	384,246

TOTAL CONSUMER, NON‐CYCLICAL		384,246

Technology (0.50%)
Software (0.50%)
Paychex, Inc.	6,593	390,833

TOTAL TECHNOLOGY		390,833

TOTAL COMMON STOCKS (Cost $1,074,512)		1,212,515

EXCHANGE TRADED FUNDS (93.95%)
Debt (19.27%)
First Trust Senior Loan ETF	45,228	2,191,749
PIMCO Enhanced Short Maturity Active ETF	30,229	3,072,475
PIMCO Investment Grade Corporate Bond Index ETF	44,020	4,574,558
RiverFront Strategic Income Fund(a)	112,357	2,846,003
SPDR® Blackstone / GSO Senior Loan ETF	46,209	2,196,314
		14,881,099

Equity (74.68%)
Consumer Discretionary Select Sector SPDR® Fund	5,259	473,626
Consumer Staples Select Sector SPDR® Fund	20,962	1,156,683
First Trust Utilities AlphaDEX® Fund	27,726	761,910
FlexShares®Quality Dividend Index Fund	52,871	2,166,654
Global X MSCI Norway ETF	66,830	749,164
Goldman Sachs ActiveBeta® U.S. Large Cap Equity ETF	52,512	2,484,868
iShares® Core MSCI EAFE ETF	117,707	7,005,921
iShares® Core MSCI Emerging Markets ETF	120,108	5,849,260
iShares® Core S&P 500® ETF	9,724	2,329,481
iShares® Dow Jones US Financial Services Index Fund	22,260	2,411,871
iShares® International Select Dividend ETF	34,422	1,094,964
	Shares	Value (Note 2)
Equity (continued)
iShares® MSCI All Country Asia ex Japan ETF	12,224	$784,903
iShares® MSCI Australia ETF	33,816	759,507
iShares® MSCI Canada Index Fund	27,509	722,386
iShares® MSCI EAFE Growth ETF	86,373	6,181,716
iShares® MSCI EAFE Value ETF	87,816	4,512,864
iShares® U.S. Healthcare Providers ETF	8,788	1,207,823
PowerShares® Aerospace & Defense Portfolio	19,781	886,584
PowerShares® FTSE RAFI Emerging Markets Portfolio	37,452	750,538
Powershares® QQQ Trust Series 1	14,816	2,014,828
SPDR® Morgan Stanley Technology ETF	66,298	4,696,219
SPDR® S&P® Capital Markets ETF	23,045	1,080,854
Vanguard® Information Technology ETF	3,301	458,179
WisdomTree® Europe Hedged Equity Fund	36,904	2,392,855
WisdomTree® International Hedged Quality Dividend Growth Fund	81,839	2,402,957
WisdomTree® Japan SmallCap Dividend Fund	24,042	1,628,846
WisdomTree® LargeCap Dividend Fund	8,653	718,891
		57,684,352

TOTAL EXCHANGE TRADED FUNDS (Cost $65,201,349)		72,565,451

EXCHANGE TRADED NOTES (3.40%)
Equity (3.40%)
ETRACS Alerian MLP Infrastructure Index ETF	93,267	2,626,399

TOTAL EXCHANGE TRADED NOTES (Cost $1,975,395)		2,626,399

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (1.27%)
Money Market Fund (1.27%)
State Street Institutional Treasury Plus Money Market Fund	0.644%	984,367	984,367

TOTAL SHORT TERM INVESTMENTS (Cost $984,367)			984,367

127 | April 30, 2017

RiverFront Dynamic Equity Income Fund

Statement of Investments	April 30, 2017 (Unaudited)

Value (Note 2)
TOTAL INVESTMENTS (100.19%) (Cost $69,235,623)	$77,388,732

Liabilities In Excess Of Other Assets (‐0.19%)	(150,370)

NET ASSETS (100.00%)	$77,238,362

(a)	Affiliated Company. See Note 7 in Notes to Financial Statements.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Financial Statements.

128 | April 30, 2017

RiverFront Global Allocation Fund

Statement of Investments	April 30, 2017 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (1.58%)
Communications (0.56%)
Telecommunications (0.56%)
AT&T, Inc.	4,667	$184,953

TOTAL COMMUNICATIONS		184,953

Consumer, Non‐Cyclical (0.50%)
Beverages (0.50%)
PepsiCo, Inc.	1,469	166,408

TOTAL CONSUMER, NON‐CYCLICAL		166,408

Technology (0.52%)
Software (0.52%)
Paychex, Inc.	2,881	170,786

TOTAL TECHNOLOGY		170,786

TOTAL COMMON STOCKS (Cost $464,441)		522,147

EXCHANGE TRADED FUNDS (93.33%)
Debt (8.49%)
First Trust Senior Loan ETF	9,489	459,837
PIMCO Investment Grade Corporate Bond Index ETF	12,354	1,283,828
RiverFront Strategic Income Fund(a)	23,823	603,436
SPDR® Blackstone / GSO Senior Loan ETF	9,737	462,800
		2,809,901

Equity (84.84%)
Consumer Discretionary Select Sector SPDR® Fund	2,546	229,293
Financial Select Sector SPDR® Fund	28,925	680,605
First Trust Utilities AlphaDEX® Fund	17,880	491,342
FlexShares® Quality Dividend Index Fund	13,981	572,941
Global X MSCI Norway ETF	28,485	319,317
Goldman Sachs ActiveBeta® U.S. Large Cap Equity ETF	24,552	1,161,801
iShares® Core MSCI EAFE ETF	50,745	3,020,342
iShares® Core MSCI Emerging Markets ETF	51,256	2,496,167
iShares® Core S&P 500® ETF	4,914	1,177,198
iShares® Core S&P® SmallCap ETF	8,233	574,581
iShares® Dow Jones US Financial Services Index Fund	6,015	651,725
iShares® International Select Dividend ETF	14,580	463,790
iShares® MSCI All Country Asia ex Japan ETF	8,967	575,771
	Shares	Value (Note 2)
Equity (continued)
iShares® MSCI Australia ETF	10,634	$238,840
iShares® MSCI Canada Index Fund	11,650	305,929
iShares® MSCI EAFE ETF	6,227	397,283
iShares® MSCI EAFE Growth ETF	58,668	4,198,869
iShares® MSCI EAFE Value ETF	50,628	2,601,773
iShares® U.S. Consumer Goods ETF	5,495	654,015
iShares® U.S. Healthcare Providers ETF	3,589	493,272
PowerShares® Aerospace & Defense Portfolio	7,572	339,377
PowerShares® FTSE RAFI Emerging Markets Portfolio	15,727	315,169
Powershares® QQQ Trust Series 1	5,279	717,891
SPDR® Morgan Stanley Technology ETF	31,857	2,256,591
SPDR® S&P® Capital Markets ETF	4,749	222,737
WisdomTree® Europe Hedged Equity Fund	15,682	1,016,821
WisdomTree® International Hedged Quality Dividend Growth Fund	28,553	838,373
WisdomTree® Japan SmallCap Dividend Fund	7,363	498,843
WisdomTree® LargeCap Dividend Fund	6,572	546,002
		28,056,658

TOTAL EXCHANGE TRADED FUNDS (Cost $27,295,714)		30,866,559

EXCHANGE TRADED NOTES (3.31%)
Equity (3.31%)
ETRACS Alerian MLP Infrastructure Index ETF	38,862	1,094,354

TOTAL EXCHANGE TRADED NOTES (Cost $823,097)		1,094,354

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (0.87%)
Money Market Fund (0.87%)
State Street Institutional Treasury Plus Money Market Fund	0.644%	288,325	288,325

TOTAL SHORT TERM INVESTMENTS (Cost $288,325)			288,325

129 | April 30, 2017

RiverFront Global Allocation Fund

Statement of Investments	April 30, 2017 (Unaudited)

Value (Note 2)
TOTAL INVESTMENTS (99.09%) (Cost $28,871,577)	$32,771,385

Other Assets In Excess Of Liabilities (0.91%)	299,984

NET ASSETS (100.00%)	$33,071,369

(a)	Affiliated Company. See Note 7 in Notes to Financial Statements.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Financial Statements.

130 | April 30, 2017

RiverFront Global Growth Fund

Statement of Investments	April 30, 2017 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (1.58%)
Communications (0.56%)
Telecommunications (0.56%)
AT&T, Inc.	8,636	$342,245

TOTAL COMMUNICATIONS		342,245

Consumer, Non‐Cyclical (0.51%)
Beverages (0.51%)
PepsiCo, Inc.	2,727	308,914

TOTAL CONSUMER, NON‐CYCLICAL		308,914

Technology (0.51%)
Software (0.51%)
Paychex, Inc.	5,260	311,813

TOTAL TECHNOLOGY		311,813

TOTAL COMMON STOCKS (Cost $861,392)		962,972

EXCHANGE TRADED FUNDS (93.14%)
Equity (93.14%)
Consumer Discretionary Select Sector SPDR® Fund	5,457	491,457
Consumer Staples Select Sector SPDR® Fund	8,001	441,495
Financial Select Sector SPDR® Fund	42,024	988,825
First Trust Utilities AlphaDEX® Fund	32,575	895,161
FlexShares® Quality Dividend Index Fund	46,323	1,898,317
Global X MSCI Norway ETF	51,713	579,703
Goldman Sachs ActiveBeta® U.S. Large Cap Equity ETF	56,017	2,650,724
iShares® Core MSCI EAFE ETF	105,518	6,280,431
iShares® Core MSCI Emerging Markets ETF	114,290	5,565,923
iShares® Core S&P 500® ETF	10,341	2,477,290
iShares® Dow Jones US Financial Services Index Fund	14,865	1,610,623
iShares® International Select Dividend ETF	26,590	845,828
iShares® MSCI All Country Asia ex Japan ETF	16,708	1,072,821
iShares® MSCI Australia ETF	32,499	729,928
iShares® MSCI Canada Index Fund	43,040	1,130,230
iShares® MSCI EAFE Growth ETF	101,071	7,233,651
iShares® MSCI EAFE Value ETF	145,124	7,457,922
iShares® U.S. Healthcare Providers ETF	7,968	1,095,122
PowerShares® Aerospace & Defense Portfolio	18,510	829,618

	Shares	Value (Note 2)
Equity (continued)
PowerShares® FTSE RAFI Emerging Markets Portfolio	58,565	$1,173,643
Powershares® QQQ Trust Series 1	7,419	1,008,910
SPDR® Morgan Stanley Technology ETF	58,045	4,111,618
SPDR® S&P® Capital Markets ETF	13,653	640,352
Vanguard® Information Technology ETF	4,298	596,562
WisdomTree® Europe Hedged Equity Fund	38,498	2,496,210
WisdomTree® International Hedged
Quality Dividend Growth Fund	53,112	1,559,475
WisdomTree® Japan SmallCap Dividend Fund	13,283	899,923
		56,761,762

TOTAL EXCHANGE TRADED FUNDS (Cost $50,247,572)		56,761,762

EXCHANGE TRADED NOTES (3.90%)
Equity (3.90%)
ETRACS Alerian MLP Infrastructure Index ETF	84,448	2,378,056

TOTAL EXCHANGE TRADED NOTES (Cost $1,828,784)		2,378,056

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS(1.50%)
Money Market Fund (1.50%)
State Street Institutional Treasury Plus Money Market Fund	0.644%	911,853	911,853

TOTAL SHORT TERM INVESTMENTS (Cost $911,853)			911,853

TOTAL INVESTMENTS (100.12%) (Cost $53,849,601)			$61,014,643

Liabilities In Excess Of Other Assets (‐0.12%)			(72,320)

NET ASSETS (100.00%)			$60,942,323

131 | April 30, 2017

RiverFront Global Growth Fund

Statement of Investments	April 30, 2017 (Unaudited)

For Fund compliance purposes, the Fund's industry classifications  refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Financial Statements.

132 | April 30, 2017

RiverFront Moderate Growth & Income Fund

Statement of Investments	April 30, 2017 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (1.63%)
Communications (0.59%)
Telecommunications (0.59%)
AT&T, Inc.	17,468	$692,257

TOTAL COMMUNICATIONS		692,257

Consumer, Non‐Cyclical (0.52%)
Beverages (0.52%)
PepsiCo, Inc.	5,367	607,974

TOTAL CONSUMER, NON‐CYCLICAL		607,974

Technology (0.52%)
Software (0.52%)
Paychex, Inc.	10,354	613,785

TOTAL TECHNOLOGY		613,785

TOTAL COMMON STOCKS (Cost $1,701,646)		1,914,016

EXCHANGE TRADED FUNDS (94.81%)
Debt (43.10%)
First Trust Senior Loan ETF	72,819	3,528,809
iShares® Barclays 1‐3 Year Credit Bond ETF	21,253	2,238,578
PIMCO Enhanced Short Maturity Active ETF	46,365	4,712,539
PIMCO Investment Grade Corporate Bond Index ETF	73,925	7,682,286
RiverFront Strategic Income Fund(a)	237,185	6,007,896
SPDR® Blackstone / GSO Senior Loan ETF	48,128	2,287,524
Vanguard® Intermediate‐Term Corporate Bond ETF	116,656	10,166,570
Vanguard® Short‐Term Corporate Bond ETF	175,366	14,015,251
		50,639,453

Equity (51.71%)
Consumer Discretionary Select Sector SPDR® Fund	12,250	1,103,235
Consumer Staples Select Sector SPDR® Fund	26,935	1,486,273
First Trust Utilities AlphaDEX® Fund	43,632	1,199,007
FlexShares® Quality Dividend Index Fund	121,606	4,983,414
Global X MSCI Norway ETF	64,174	719,391
Goldman Sachs ActiveBeta® U.S. Large Cap Equity ETF	94,158	4,455,557
iShares® Core MSCI EAFE ETF	186,495	11,100,182
	Shares	Value (Note 2)
Equity (continued)
iShares® Core MSCI Emerging Markets ETF	49,109	$2,391,608
iShares® Core S&P 500® ETF	16,148	3,868,415
iShares® Core S&P® SmallCap ETF	9,993	697,412
iShares® Dow Jones US Financial Services Index Fund	33,639	3,644,786
iShares® International Select Dividend ETF	36,124	1,149,104
iShares® MSCI EAFE Growth ETF	30,083	2,153,040
iShares® MSCI EAFE Value ETF	86,341	4,437,064
iShares® U.S. Healthcare Providers ETF	11,053	1,519,124
PowerShares® Aerospace & Defense Portfolio	25,112	1,125,520
Powershares® QQQ Trust Series 1	25,819	3,511,126
SPDR® Morgan Stanley Technology ETF	80,719	5,717,730
SPDR® S&P® Capital Markets ETF	20,399	956,752
WisdomTree® International Hedged Quality Dividend Growth Fund	42,652	1,252,348
WisdomTree® LargeCap Dividend Fund	39,624	3,291,962
		60,763,050

TOTAL EXCHANGE TRADED FUNDS (Cost $103,198,721)		111,402,503

EXCHANGE TRADED NOTES (2.92%)
Equity (2.92%)
ETRACS Alerian MLP Infrastructure Index ETF	121,870	3,431,859

TOTAL EXCHANGE TRADED NOTES (Cost $2,581,206)		3,431,859

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (0.84%)
Money Market Fund (0.84%)
State Street Institutional Treasury Plus Money Market Fund	0.644%	983,672	983,672

TOTAL SHORT TERM INVESTMENTS (Cost $983,672)			983,672

133 | April 30, 2017

RiverFront Moderate Growth & Income Fund

Statement of Investments	April 30, 2017 (Unaudited)

Value (Note 2)
TOTAL INVESTMENTS (100.20%) (Cost $108,465,245)	$117,732,050

Liabilities In Excess Of Other Assets (‐0.20%)	(231,617)

NET ASSETS (100.00%)	$117,500,433

(a)	Affiliated Company. See Note 7 in Notes to Financial Statements.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Financial Statements.

134 | April 30, 2017

RiverFront Global Allocation Series

Statements of Assets and Liabilities	April 30, 2017 (Unaudited)

	RiverFront Conservative Income Builder Fund	RiverFront Dynamic Equity Income Fund	RiverFront Global Allocation Fund	RiverFront Global Growth Fund	RiverFront Moderate Growth & Income Fund
ASSETS
Investments, at value	$11,492,247	$74,542,729	$32,167,949	$61,014,643	$111,724,154
Investments in affiliates, at value	613,999	2,846,003	603,436	–	6,007,896
Receivable for investments sold	–	–	336,529	–	–
Receivable for shares sold	–	24,771	1,000	12,161	29,068
Dividends and interest receivable	265	7,451	3,039	5,009	11,466
Prepaid expenses and other assets	16,472	16,101	13,728	31,173	15,964
Total Assets	12,122,983	77,437,055	33,125,681	61,062,986	117,788,548
LIABILITIES
Payable for shares redeemed	88,982	100,143	5,857	52,638	132,038
Investment advisory fees payable	933	41,011	13,798	27,795	66,863
Administration and transfer agency fees payable	1,899	7,099	3,563	5,811	10,444
Distribution and services fees payable	7,858	27,868	11,828	11,448	50,858
Professional fees payable	12,033	13,823	12,882	13,577	15,534
Custody fees payable	348	1,465	1,077	2,538	1,625
Printing fees payable	845	4,812	3,129	5,585	8,384
Accrued expenses and other liabilities	2,031	2,472	2,178	1,271	2,369
Total Liabilities	114,929	198,693	54,312	120,663	288,115
NET ASSETS	$12,008,054	$77,238,362	$33,071,369	$60,942,323	$117,500,433
NET ASSETS CONSIST OF
Paid in capital	$11,409,517	$68,522,070	$29,521,803	$53,042,636	$107,295,059
Accumulated net investment income/(loss)	5,686	7,453	(6,839)	(26,430)	63,135
Accumulated net realized gain/(loss)	44,677	555,730	(343,403)	761,075	875,434
Net unrealized appreciation	548,174	8,153,109	3,899,808	7,165,042	9,266,805
NET ASSETS	$12,008,054	$77,238,362	$33,071,369	$60,942,323	$117,500,433
INVESTMENTS, AT COST	$10,972,400	$66,526,392	$28,294,585	$53,849,601	$102,706,010
INVESTMENTS IN AFFILIATES, AT COST	$585,672	$2,709,231	$576,992	$–	$5,759,235

See Notes to Financial Statements.
135 | April 30, 2017

RiverFront Global Allocation Series

Statements of Assets and Liabilities (continued)	April 30, 2017 (Unaudited)

	RiverFront Conservative Income Builder Fund	RiverFront Dynamic Equity Income Fund	RiverFront Global Allocation Fund	RiverFront Global Growth Fund	RiverFront Moderate Growth & Income Fund
PRICING OF SHARES
Class A:
Net Asset Value, offering and redemption price per share	$10.85	$13.46	$12.95	$14.82	$11.86
Net Assets	$686,523	$19,111,198	$6,844,660	$9,641,178	$18,458,029
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	63,289	1,420,222	528,358	650,502	1,556,579
Maximum offering price per share ((NAV/0.9450), based on maximum sales charge of 5.50% of the offering price)	$11.48	$14.24	$13.70	$15.68	$12.55
Class C:
Net Asset Value, offering and redemption price per share(a)	$10.74	$13.19	$12.61	$14.39	$11.75
Net Assets	$9,144,538	$28,935,602	$12,296,639	$10,664,622	$56,174,682
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	851,338	2,194,349	975,239	741,073	4,779,165
Class I:
Net Asset Value, offering and redemption price per share	$10.67	$13.39	$12.77	$14.96	$11.86
Net Assets	$2,176,993	$29,191,562	$13,930,070	$13,718,294	$42,867,722
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	203,952	2,179,992	1,091,016	917,275	3,614,651
Class L:
Net Asset Value, offering and redemption price per share	N/A	N/A	N/A	$14.93	N/A
Net Assets	N/A	N/A	N/A	$23,257,094	N/A
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	N/A	N/A	N/A	1,557,335	N/A
Investor Class:
Net Asset Value, offering and redemption
price per share	N/A	N/A	N/A	$14.74	N/A
Net Assets	N/A	N/A	N/A	$3,661,135	N/A
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	N/A	N/A	N/A	248,385	N/A

(a)	Redemption price per share may be reduced for any applicable contingent deferred sales charge. For a description of a possible sales charge, please see the Fund's Prospectus.

See Notes to Financial Statements.
136 | April 30, 2017

RiverFront Global Allocation Series

Statements of Operations	For the Six Months Ended April 30, 2017 (Unaudited)

	RiverFront Conservative Income Builder Fund	RiverFront Dynamic Equity Income Fund	RiverFront Global Allocation Fund	RiverFront Global Growth Fund	RiverFront Moderate Growth & Income Fund
INVESTMENT INCOME
Dividends	$172,199	$871,656	$371,079	$565,924	$1,502,281
Dividends from affiliated securities	17,835	66,168	14,639	–	164,165
Total Investment Income	190,034	937,824	385,718	565,924	1,666,446

EXPENSES
Investment advisory fees	56,993	330,924	145,886	243,525	526,234
Administrative fees	7,604	40,710	18,470	30,181	64,250
Transfer agency fees	723	3,177	2,050	2,439	4,661
Distribution and service fees
Class A	912	23,710	8,262	11,994	26,009
Class C	52,963	152,523	68,236	55,108	299,871
Investor Class	–	–	–	5,160	–
Professional fees	11,017	12,841	11,794	12,412	14,447
Delegated transfer agent equivalent services
Class A	–	234	63	17	51
Class C	–	26	16	24	157
Class I	–	–	–	6	9
Investor Class	–	–	–	8	–
Reports to shareholders and printing fees	1,322	6,513	3,830	6,399	9,823
State registration fees	22,223	21,425	19,504	33,253	21,171
Insurance fees	71	380	167	275	601
Custody fees	1,319	3,442	3,031	4,224	4,507
Trustees' fees and expenses	139	777	345	568	1,253
Miscellaneous expenses	4,234	6,507	4,938	5,849	7,593
Total Expenses	159,520	603,189	286,592	411,442	980,637
Less fees waived/reimbursed by investment advisor (Note 8)
Class A	(2,452)	(18,797)	(10,757)	(13,587)	(16,401)
Class C	(35,795)	(29,949)	(22,107)	(15,621)	(47,446)
Class I	(7,176)	(27,950)	(22,857)	(14,856)	(34,125)
Class L	–	–	–	(31,352)	–
Investor Class	–	–	–	(5,840)	–
Net Expenses	114,097	526,493	230,871	330,186	882,665
Net Investment Income	75,937	411,331	154,847	235,738	783,781
Net realized gain on investments	328,434	2,955,075	1,243,427	1,993,172	3,734,285
Net realized gain on investments - affiliated securities	3,657	8,768	4,195	–	7,398
Net realized gain	332,091	2,963,843	1,247,622	1,993,172	3,741,683
Net change in unrealized appreciation on investments	70,626	3,619,406	1,974,808	3,802,494	3,373,650
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	402,717	6,583,249	3,222,430	5,795,666	7,115,333
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$478,654	$6,994,580	$3,377,277	$6,031,404	$7,899,114

See Notes to Financial Statements.
137 | April 30, 2017

RiverFront Conservative Income Builder Fund

Statements of Changes in Net Assets

	For the Six Months Ended April 30, 2017 (Unaudited)	For the Year Ended October 31, 2016
OPERATIONS
Net investment income	$75,937	$156,626
Net realized gain/(loss)	328,434	(233,602)
Net realized gain/(loss) on investments‐ affiliated securities	3,657	(18,240)
Net realized gain distributions from other investment companies	–	14,171
Net change in unrealized appreciation	70,626	386,699
Net Increase in Net Assets Resulting from Operations	478,654	305,654
DISTRIBUTIONS
Dividends to shareholders from net investment income
Class A	(5,387)	(17,509)
Class C	(62,760)	(89,502)
Class I	(20,839)	(38,954)
Dividends to shareholders from net realized gains
Class A	–	(2,507)
Class C	–	(22,903)
Class I	–	(4,731)
Net Decrease in Net Assets from Distributions	(88,986)	(176,106)
BENEFICIAL INTEREST TRANSACTIONS (NOTE 6)
Shares sold
Class A	125,975	420,705
Class C	356,283	4,689,259
Class I	183,337	924,264
Dividends reinvested
Class A	4,985	15,336
Class C	48,956	88,919
Class I	18,510	39,098
Shares redeemed
Class A	(502,450)	(449,844)
Class C	(3,117,832)	(1,941,132)
Class I	(350,109)	(885,514)
Net Increase/(Decrease) in Net Assets Derived from Beneficial Interest Transactions	(3,232,345)	2,901,091
Net increase/(decrease) in net assets	(2,842,677)	3,030,639
NET ASSETS
Beginning of period	14,850,731	11,820,092
End of period *	$12,008,054	$14,850,731
*Including accumulated net investment income of:	$5,686	$18,735

See Notes to Financial Statements.

138 | April 30, 2017

RiverFront Dynamic Equity Income Fund

Statements of Changes in Net Assets

	For the Six Months Ended April 30, 2017 (Unaudited)	For the Year Ended October 31, 2016
OPERATIONS
Net investment income	$411,331	$1,286,287
Net realized gain/(loss)	2,955,075	(2,670,087)
Net realized gain/(loss) on investments‐ affiliated securities	8,768	(123,814)
Net realized gain distributions from other investment companies	–	425,575
Net change in unrealized appreciation	3,619,406	2,635,236
Net Increase in Net Assets Resulting from Operations	6,994,580	1,553,197
DISTRIBUTIONS
Dividends to shareholders from net investment income
Class A	(118,450)	(363,076)
Class C	(139,171)	(435,892)
Class I	(210,084)	(522,969)
Dividends to shareholders from net realized gains
Class A	–	(404,558)
Class C	–	(716,376)
Class I	–	(508,283)
Net Decrease in Net Assets from Distributions	(467,705)	(2,951,154)
BENEFICIAL INTEREST TRANSACTIONS (NOTE 6)
Shares sold
Class A	1,289,772	6,764,353
Class C	1,095,239	6,073,884
Class I	4,038,785	12,082,276
Dividends reinvested
Class A	113,139	733,284
Class C	126,090	1,063,615
Class I	186,316	898,243
Shares redeemed
Class A	(4,113,307)	(6,714,335)
Class C	(7,029,843)	(8,957,633)
Class I	(6,271,196)	(6,584,758)
Net Increase/(Decrease) in Net Assets Derived from Beneficial Interest Transactions	(10,565,005)	5,358,929
Net increase/(decrease) in net assets	(4,038,130)	3,960,972
NET ASSETS
Beginning of period	81,276,492	77,315,520
End of period *	$77,238,362	$81,276,492
*Including accumulated net investment income of:	$7,453	$63,827

See Notes to Financial Statements.
139 | April 30, 2017

RiverFront Global Allocation Fund

Statements of Changes in Net Assets

	For the Six Months Ended April 30, 2017 (Unaudited)	For the Year Ended October 31, 2016
OPERATIONS
Net investment income	$154,847	$613,776
Net realized gain/(loss)	1,243,427	(1,825,402)
Net realized gain/(loss) on investments‐ affiliated securities	4,195	(10,349)
Net realized gain distributions from other investment companies	–	250,884
Net change in unrealized appreciation	1,974,808	469,761
Net Increase/(Decrease) in Net Assets Resulting from Operations	3,377,277	(501,330)
DISTRIBUTIONS
Dividends to shareholders from net investment income
Class A	(90,298)	(91,282)
Class C	(183,505)	(177,794)
Class I	(208,594)	(226,575)
Dividends to shareholders from net realized gains
Class A	–	(29,356)
Class C	–	(64,014)
Class I	–	(70,328)
Net Decrease in Net Assets from Distributions	(482,397)	(659,349)
BENEFICIAL INTEREST TRANSACTIONS (NOTE 6)
Shares sold
Class A	524,040	790,391
Class C	312,768	1,972,956
Class I	1,367,297	3,069,742
Dividends reinvested
Class A	86,952	115,782
Class C	168,018	227,935
Class I	203,096	291,586
Shares redeemed
Class A	(798,622)	(2,671,573)
Class C	(3,994,022)	(4,064,780)
Class I	(3,094,084)	(7,454,283)
Net Decrease in Net Assets Derived from Beneficial Interest Transactions	(5,224,557)	(7,722,244)
Net decrease in net assets	(2,329,677)	(8,882,923)
NET ASSETS
Beginning of period	35,401,046	44,283,969
End of period *	$33,071,369	$35,401,046
*Including accumulated net investment income/(loss) of:	$(6,839)	$320,711

See Notes to Financial Statements.

140 | April 30, 2017

RiverFront Global Growth Fund

Statements of Changes in Net Assets

	For the Six Months Ended April 30, 2017 (Unaudited)	For the Year Ended October 31, 2016
OPERATIONS
Net investment income	$235,738	$1,188,564
Net realized gain/(loss)	1,993,172	(1,815,279)
Net realized gain distributions from other investment companies	–	611,067
Net change in unrealized appreciation/(depreciation)	3,802,494	(790,043)
Net Increase/(Decrease) in Net Assets Resulting from Operations	6,031,404	(805,691)
DISTRIBUTIONS
Dividends to shareholders from net investment income
Class A	(128,429)	(262,359)
Class C	(142,083)	(176,912)
Class I	(138,482)	(232,251)
Class L	(307,313)	(374,673)
Investor Class	(59,987)	(97,169)
Dividends to shareholders from net realized gains
Class A	–	(169,282)
Class C	–	(124,670)
Class I	–	(145,504)
Class L	–	(234,855)
Investor Class	–	(62,700)
Net Decrease in Net Assets from Distributions	(776,294)	(1,880,374)
BENEFICIAL INTEREST TRANSACTIONS (NOTE 6)
Shares sold
Class A	1,103,795	2,821,511
Class C	580,266	1,881,292
Class I	4,075,602	2,341,286
Class L	2,433,257	2,416,186
Investor Class	138,863	32,290
Dividends reinvested
Class A	124,903	422,479
Class C	134,666	286,641
Class I	127,093	361,066
Class L	302,845	600,974
Investor Class	51,574	139,454
Shares redeemed
Class A	(2,077,958)	(11,263,708)
Class C	(2,475,251)	(3,147,775)
Class I	(1,618,479)	(8,405,283)
Class L	(4,066,716)	(5,853,893)
Investor Class	(1,571,793)	(2,182,792)
Net Decrease in Net Assets Derived from Beneficial Interest Transactions	(2,737,333)	(19,550,272)
Net increase/(decrease) in net assets	2,517,777	(22,236,338)
NET ASSETS
Beginning of period	58,424,546	80,660,884
End of period *	$60,942,323	$58,424,546
*Including accumulated net investment income/(loss) of:	$(26,430)	$514,126

See Notes to Financial Statements.
141 | April 30, 2017

RiverFront Moderate Growth & Income Fund

Statements of Changes in Net Assets

	For the Six Months Ended April 30, 2017 (Unaudited)	For the Year Ended October 31, 2016
OPERATIONS
Net investment income	$783,781	$2,250,493
Net realized gain/(loss)	3,734,285	(3,062,705)
Net realized gain/(loss) on investments‐ affiliated securities	7,398	(261,169)
Net realized gain distributions from other investment companies	–	468,489
Net change in unrealized appreciation	3,373,650	2,857,457
Net Increase in Net Assets Resulting from Operations	7,899,114	2,252,565
DISTRIBUTIONS
Dividends to shareholders from net investment income
Class A	(181,114)	(441,450)
Class C	(324,199)	(831,009)
Class I	(408,136)	(1,002,825)
Dividends to shareholders from net realized gains
Class A	–	(503,888)
Class C	–	(1,550,040)
Class I	–	(1,081,829)
Net Decrease in Net Assets from Distributions	(913,449)	(5,411,041)
BENEFICIAL INTEREST TRANSACTIONS (NOTE 6)
Shares sold
Class A	730,461	4,421,568
Class C	1,756,589	10,166,181
Class I	3,599,802	17,234,510
Dividends reinvested
Class A	157,488	827,954
Class C	270,867	2,077,127
Class I	332,800	1,889,684
Shares redeemed
Class A	(6,299,138)	(6,554,572)
Class C	(12,685,224)	(17,958,734)
Class I	(6,564,378)	(21,252,975)
Net Decrease in Net Assets Derived from Beneficial Interest Transactions	(18,700,733)	(9,149,257)
Net decrease in net assets	(11,715,068)	(12,307,733)
NET ASSETS
Beginning of period	129,215,501	141,523,234
End of period *	$117,500,433	$129,215,501
*Including accumulated net investment income of:	$63,135	$192,803

See Notes to Financial Statements.
142 | April 30, 2017

RiverFront Conservative Income Builder Fund – Class A

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2017 (Unaudited)		For the Year Ended October 31, 2016	For the Year Ended October 31, 2015	For the Fiscal Period Ended October 31, 2014(a)		For the Year Ended April 30, 2014	For the Period September 4, 2012 (Commencement) to April 30, 2013
Net asset value, beginning of period	$10.53		$10.46	$10.86	$10.83		$10.48	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.09		0.18	0.18	0.07		0.13	0.09
Net realized and unrealized gain/(loss)	0.33		0.07	(0.14)	0.04		0.53	0.48
Total from investment operations	0.42		0.25	0.04	0.11		0.66	0.57

DISTRIBUTIONS:
From net investment income	(0.10)		(0.16)	(0.15)	(0.08)		(0.12)	(0.09)
From net realized gains	–		(0.02)	(0.29)	–		(0.19)	–
Total distributions	(0.10)		(0.18)	(0.44)	(0.08)		(0.31)	(0.09)

Net increase/(decrease) in net asset value	0.32		0.07	(0.40)	0.03		0.35	0.48
Net asset value, end of period	$10.85		$10.53	$10.46	$10.86		$10.83	$10.48
TOTAL RETURN(c)	3.97%		2.47%	0.40%	0.98%		6.35%	5.72%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$687		$1,037	$1,038	$1,089		$1,101	$607
Ratio of expenses to average net assets excluding fee waivers and reimbursements	1.82	%(d)	1.84%	2.06%	2.39	%(d)	2.94%	5.65	%(d)(e)
Ratio of expenses to average net assets including fee waivers and reimbursements	1.15	%(d)	1.15%	1.15%	1.15	%(d)	1.15%	1.15	%(d)(e)
Ratio of net investment income to average net assets	1.71	%(d)	1.68%	1.74%	1.22	%(d)	1.27%	1.37	%(d)(e)
Portfolio turnover rate(f)	43%		137%	186%	34%		125%	73%

(a)	Effective May 1, 2014, the Board approved changing the fiscal year-end of the Funds from April 30 to October 31.
(b)	Calculated using the average shares method.
(c)
Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Returns shown exclude any applicable sales charges.

(d)	Annualized.
(e)	Expense ratios before reductions for startup periods may not be representative of longer term operating periods.
(f)	Portfolio turnover rate for periods less than one full year have not been annualized.

 See Notes to Financial Statements.
143 | April 30, 2017

RiverFront Conservative Income Builder Fund – Class C

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2017 (Unaudited)		For the Year Ended October 31, 2016	For the Year Ended October 31, 2015	For the Fiscal Period Ended October 31, 2014(a)		For the Year Ended April 30, 2014	For the Period September 4, 2012 (Commencement) to April 30, 2013
Net asset value, beginning of period	$10.44		$10.37	$10.81	$10.77		$10.51	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.05		0.10	0.09	0.03		0.06	0.06
Net realized and unrealized gain/(loss)	0.31		0.08	(0.13)	0.04		0.51	0.47
Total from investment operations	0.36		0.18	(0.04)	0.07		0.57	0.53

DISTRIBUTIONS:
From net investment income	(0.06)		(0.09)	(0.11)	(0.03)		(0.12)	(0.02)
From net realized gains	–		(0.02)	(0.29)	–		(0.19)	–
Total distributions	(0.06)		(0.11)	(0.40)	(0.03)		(0.31)	(0.02)

Net increase/(decrease) in net asset value	0.30		0.07	(0.44)	0.04		0.26	0.51
Net asset value, end of period	$10.74		$10.44	$10.37	$10.81		$10.77	$10.51
TOTAL RETURN(c)	3.46%		1.74%	(0.39%)	0.68%		5.49%	5.29%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$9,145		$11,550	$8,610	$5,021		$4,106	$2,264
Ratio of expenses to average net assets excluding fee waivers and reimbursements	2.58	%(d)	2.60%	2.81%	3.14	%(d)	3.73%	6.53	%(d)(e)
Ratio of expenses to average net assets including fee waivers and reimbursements	1.90	%(d)	1.90%	1.90%	1.90	%(d)	1.90%	1.90	%(d)(e)
Ratio of net investment income to average net assets	0.94	%(d)	0.92%	0.88%	0.47	%(d)	0.53%	0.90	%(d)(e)
Portfolio turnover rate(f)	43%		137%	186%	34%		125%	73%

(a)	Effective May 1, 2014, the Board approved changing the fiscal year-end of the Funds from April 30 to October 31.
(b)	Calculated using the average shares method.
(c)
Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Returns shown exclude any applicable sales charges.

(d)	Annualized.
(e)	Expense ratios before reductions for startup periods may not be representative of longer term operating periods.
(f)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.
144 | April 30, 2017

RiverFront Conservative Income Builder Fund – Class I

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2017 (Unaudited)		For the Year Ended October 31, 2016	For the Year Ended October 31, 2015	For the Fiscal Period Ended October 31, 2014(a)		For the Year Ended April 30, 2014	For the Period September 4, 2012 (Commencement) to April 30, 2013
Net asset value, beginning of period	$10.36		$10.30	$10.70	$10.66		$10.29	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.10		0.19	0.19	0.07		0.15	0.12
Net realized and unrealized gain/(loss)	0.31		0.08	(0.13)	0.06		0.51	0.46
Total from investment operations	0.41		0.27	0.06	0.13		0.66	0.58

DISTRIBUTIONS:
From net investment income	(0.10)		(0.19)	(0.17)	(0.09)		(0.10)	(0.29)
From net realized gains	–		(0.02)	(0.29)	–		(0.19)	–
Total distributions	(0.10)		(0.21)	(0.46)	(0.09)		(0.29)	(0.29)

Net increase/(decrease) in net asset value	0.31		0.06	(0.40)	0.04		0.37	0.29
Net asset value, end of period	$10.67		$10.36	$10.30	$10.70		$10.66	$10.29
TOTAL RETURN(c)	4.01%		2.66%	0.60%	1.19%		6.53%	5.95%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$2,177		$2,264	$2,171	$2,830		$1,381	$715
Ratio of expenses to average net assets excluding fee waivers and reimbursements	1.58	%(d)	1.60%	1.80%	2.12	%(d)	2.66%	7.74	%(d)(e)
Ratio of expenses to average net assets including fee waivers and reimbursements	0.90	%(d)	0.90%	0.90%	0.90	%(d)	0.90%	0.90	%(d)(e)
Ratio of net investment income to average net assets	1.91	%(d)	1.90%	1.84%	1.34	%(d)	1.49%	1.84	%(d)(e)
Portfolio turnover rate(f)	43%		137%	186%	34%		125%	73%

(a)	Effective May 1, 2014, the Board approved changing the fiscal year-end of the Funds from April 30 to October 31.
(b)	Calculated using the average shares method.
(c)
Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period.  Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Annualized.
(e)	Expense ratios before reductions for startup periods may not be representative of longer term operating periods.
(f)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.
145 | April 30, 2017

RiverFront Dynamic Equity Income Fund – Class A

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2017 (Unaudited)		For the Year Ended October 31, 2016		For the Year Ended October 31, 2015	For the Fiscal Period Ended October 31, 2014(a)		For the Year Ended April 30, 2014	For the Year Ended April 30, 2013		For the Year Ended April 30, 2012(b)
Net asset value, beginning of period	$12.38		$12.63		$13.10	$12.97		$12.24	$11.24		$11.73
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(c)	0.08		0.21		0.25	0.09		0.17	0.25		0.16
Net realized and unrealized gain/(loss)	1.08		(0.00	)(d)	(0.04)	0.13		1.17	0.99		(0.49)
Total from investment operations	1.16		0.21		0.21	0.22		1.34	1.24		(0.33)
DISTRIBUTIONS:
From net investment income	(0.08)		(0.21)		(0.22)	(0.09)		(0.17)	(0.24)		(0.15)
From net realized gains	–		(0.25)		(0.46)	–		(0.44)	–		–
Tax return of capital	–		–		–	–		–	–		(0.01)
Total distributions	(0.08)		(0.46)		(0.68)	(0.09)		(0.61)	(0.24)		(0.16)
Net increase/(decrease) in net asset value	1.08		(0.25)		(0.47)	0.13		0.73	1.00		(0.49)
Net asset value, end of period	$13.46		$12.38		$12.63	$13.10		$12.97	$12.24		$11.24
TOTAL RETURN(e)	9.40%		1.80%		1.64%	1.66%		11.15%	11.22%		(2.80%)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$19,111		$20,227		$19,769	$17,275		$15,374	$8,087		$7,114
Ratio of expenses to average net assets excluding fee waivers and reimbursements	1.35	%(f)	1.35%		1.35%	1.39	%(f)	1.42%	1.58%		1.73%
Ratio of expenses to average net assets including fee waivers and reimbursements	1.15	%(f)	1.15%		1.15%	1.15	%(f)	1.15%	1.20	%(g)	1.30%
Ratio of net investment income to average net assets	1.25	%(f)	1.74%		1.98%	1.33	%(f)	1.38%	2.17%		1.50%
Portfolio turnover rate(h)	57%		129%		75%	45%		99%	136%		133%

(a)	Effective May 1, 2014, the Board approved changing the fiscal year-end of the Funds from April 30 to October 31.
(b)	Prior to January 1, 2012, the RiverFront Dynamic Equity Income Fund was known as the RiverFront Long-Term Growth & Income Fund.
(c)	Calculated using the average shares method.
(d)	Less than $0.005 or ($0.005) per share.
(e)
Total returns are for the period indicated and have not been annualized.  Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Returns shown exclude any applicable sales charges.

(f)	Annualized.
(g)	Contractual expense limitation change from 1.30% to 1.15% effective September 1, 2012.
(h)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.
146 | April 30, 2017

RiverFront Dynamic Equity Income Fund – Class C

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2017 (Unaudited)		For the Year Ended October 31, 2016	For the Year Ended October 31, 2015	For the Fiscal Period Ended October 31, 2014(a)		For the Year Ended April 30, 2014	For the Year Ended April 30, 2013		For the Year Ended April 30, 2012(b)
Net asset value, beginning of period	$12.15		$12.44	$12.97	$12.84		$12.13	$11.14		$11.67

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(c)	0.03		0.13	0.15	0.04		0.08	0.16		0.09
Net realized and unrealized gain/(loss)	1.07		(0.02)	(0.04)	0.13		1.15	0.98		(0.51)
Total from investment operations	1.10		0.11	0.11	0.17		1.23	1.14		(0.42)

DISTRIBUTIONS:
From net investment income	(0.06)		(0.15)	(0.18)	(0.04)		(0.08)	(0.15)		(0.10)
From net realized gains	–		(0.25)	(0.46)	–		(0.44)	–		–
Tax return of capital	–		–	–	–		–	–		(0.01)
Total distributions	(0.06)		(0.40)	(0.64)	(0.04)		(0.52)	(0.15)		(0.11)

Net increase/(decrease) in net asset value	1.04		(0.29)	(0.53)	0.13		0.71	0.99		(0.53)
Net asset value, end of period	$13.19		$12.15	$12.44	$12.97		$12.84	$12.13		$11.14
TOTAL RETURN(d)	9.05%		0.97%	0.86%	1.30%		10.34%	10.41%		(3.60%)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$28,936		$32,217	$34,766	$30,170		$25,787	$16,070		$13,729
Ratio of expenses to average net assets excluding fee waivers and reimbursements	2.10	%(e)	2.10%	2.10%	2.15	%(e)	2.18%	2.33%		2.49%
Ratio of expenses to average net assets including fee waivers and reimbursements	1.90	%(e)	1.90%	1.90%	1.90	%(e)	1.90%	1.95	%(f)	2.05%
Ratio of net investment income to average net assets	0.51	%(e)	1.08%	1.18%	0.60	%(e)	0.61%	1.44%		0.84%
Portfolio turnover rate(g)	57%		129%	75%	45%		99%	136%		133%

(a)	Effective May 1, 2014, the Board approved changing the fiscal year-end of the Funds from April 30 to October 31.
(b)	Prior to January 1, 2012, the RiverFront Dynamic Equity Income Fund was known as the RiverFront Long-Term Growth & Income Fund.
(c)	Calculated using the average shares method.
(d)
Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude any applicable sales charges.

(e)	Annualized.
(f)	Contractual expense limitation change from 2.05% to 1.90% effective September 1, 2012.
(g)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.
147 | April 30, 2017

RiverFront Dynamic Equity Income Fund – Class I

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2017 (Unaudited)		For the Year Ended October 31, 2016	For the Year Ended October 31, 2015	For the Fiscal Period Ended October 31, 2014(a)		For the Year Ended April 30, 2014	For the Year Ended April 30, 2013		For the Year Ended April 30, 2012(b)
Net asset value, beginning of period	$12.31		$12.56	$13.02	$12.88		$12.16	$11.17		$11.64

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(c)	0.10		0.25	0.28	0.10		0.20	0.27		0.20
Net realized and unrealized gain/(loss)	1.07		(0.01)	(0.05)	0.14		1.16	0.99		(0.50)
Total from investment operations	1.17		0.24	0.23	0.24		1.36	1.26		(0.30)

DISTRIBUTIONS:
From net investment income	(0.09)		(0.24)	(0.23)	(0.10)		(0.20)	(0.27)		(0.16)
From net realized gains	–		(0.25)	(0.46)	–		(0.44)	–		–
Tax return of capital	–		–	–	–		–	–		(0.01)
Total distributions	(0.09)		(0.49)	(0.69)	(0.10)		(0.64)	(0.27)		(0.17)

Net increase/(decrease) in net asset value	1.08		(0.25)	(0.46)	0.14		0.72	0.99		(0.47)
Net asset value, end of period	$13.39		$12.31	$12.56	$13.02		$12.88	$12.16		$11.17
TOTAL RETURN(d)	9.56%		2.01%	1.83%	1.88%		11.40%	11.47%		(2.58%)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$29,192		$28,833	$22,780	$20,997		$18,254	$10,460		$6,897
Ratio of expenses to average net assets excluding fee waivers and reimbursements	1.10	%(e)	1.10%	1.10%	1.15	%(e)	1.17%	1.33%		1.49%
Ratio of expenses to average net assets including fee waivers and reimbursements	0.90	%(e)	0.90%	0.90%	0.90	%(e)	0.90%	0.95	%(f)	1.05%
Ratio of net investment income to average net assets	1.51	%(e)	2.06%	2.21%	1.57	%(e)	1.61%	2.36%		1.88%
Portfolio turnover rate(g)	57%		129%	75%	45%		99%	136%		133%

(a)	Effective May 1, 2014, the Board approved changing the fiscal year-end of the Funds from April 30 to October 31.
(b)	Prior to January 1, 2012, the RiverFront Dynamic Equity Income Fund was known as the RiverFront Long-Term Growth & Income Fund.
(c)	Calculated using the average shares method.
(d)
Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)	Annualized.
(f)	Contractual expense limitation change from 1.05% to 0.90% effective September 1, 2012.
(g)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.
148 | April 30, 2017

RiverFront Global Allocation Fund – Class A

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2017 (Unaudited)		For the Year Ended October 31, 2016	For the Year Ended October 31, 2015	For the Fiscal Period Ended October 31, 2014(a)		For the Year Ended April 30, 2014	For the Year Ended April 30, 2013		For the Year Ended April 30, 2012(b)
Net asset value, beginning of period	$11.91		$12.20	$13.14	$12.97		$11.93	$10.86		$11.66

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(c)	0.07		0.21	0.22	0.08		0.10	0.15		0.12
Net realized and unrealized gain/(loss)	1.14		(0.32)	(0.06)	0.09		1.36	1.08		(0.84)
Total from investment operations	1.21		(0.11)	0.16	0.17		1.46	1.23		(0.72)

DISTRIBUTIONS:
From net investment income	(0.17)		(0.14)	(0.21)	–		(0.09)	(0.16)		(0.07)
From net realized gains	–		(0.04)	(0.89)	–		(0.33)	–		(0.01)
Total distributions	(0.17)		(0.18)	(1.10)	–		(0.42)	(0.16)		(0.08)

Net increase/(decrease) in net asset value	1.04		(0.29)	(0.94)	0.17		1.04	1.07		(0.80)
Net asset value, end of period	$12.95		$11.91	$12.20	$13.14		$12.97	$11.93		$10.86
TOTAL RETURN(d)	10.26%		(0.88%)	1.23%	1.31%		12.32%	11.47%		(6.18%)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$6,845		$6,467	$8,456	$8,372		$9,098	$8,244		$5,791
Ratio of expenses to average net assets excluding fee waivers and reimbursements	1.48	%(e)	1.45%	1.43%	1.50	%(e)	1.51%	1.68%		1.80%
Ratio of expenses to average net assets including fee waivers and reimbursements	1.15	%(e)	1.15%	1.15%	1.15	%(e)	1.15%	1.19	%(f)	1.30%
Ratio of net investment income to average net assets	1.07	%(e)	1.78%	1.71%	1.21	%(e)	0.83%	1.32%		1.10%
Portfolio turnover rate(g)	50%		124%	71%	47%		95%	113%		163%

(a)	Effective May 1, 2014, the Board approved changing the fiscal year-end of the Funds from April 30 to October 31.
(b)	Prior to January 1, 2012, the RiverFront Global Allocation Fund was known as the RiverFront Moderate Growth Fund.
(c)	Calculated using the average shares method.
(d)
Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude any applicable sales charges.

(e)	Annualized.
(f)	Contractual expense limitation change from 1.30% to 1.15% effective September 1, 2012.
(g)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.
149 | April 30, 2017

RiverFront Global Allocation Fund – Class C

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2017 (Unaudited)		For the Year Ended October 31, 2016	For the Year Ended October 31, 2015	For the Fiscal Period Ended October 31, 2014(a)		For the Year Ended April 30, 2014	For the Year Ended April 30, 2013		For the Year Ended April 30, 2012(b)
Net asset value, beginning of period	$11.62		$11.98	$12.95	$12.83		$11.84	$10.81		$11.64

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(c)	0.02		0.11	0.12	0.03		0.01	0.07		0.02
Net realized and unrealized gain (loss)	1.12		(0.31)	(0.06)	0.09		1.34	1.07		(0.82)
Total from investment operations	1.14		(0.20)	0.06	0.12		1.35	1.14		(0.80)

DISTRIBUTIONS:
From net investment income	(0.15)		(0.12)	(0.14)	–		(0.03)	(0.11)		(0.02)
From net realized gains	–		(0.04)	(0.89)	–		(0.33)	–		(0.01)
Total distributions	(0.15)		(0.16)	(1.03)	–		(0.36)	(0.11)		(0.03)

Net increase/(decrease) in net asset value	0.99		(0.36)	(0.97)	0.12		0.99	1.03		(0.83)
Net asset value, end of period	$12.61		$11.62	$11.98	$12.95		$12.83	$11.84		$10.81
TOTAL RETURN(d)	9.94%		(1.61%)	0.46%	0.94%		11.48%	10.59%		(6.86%)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$12,297		$14,694	$17,089	$14,758		$14,624	$9,686		$9,891
Ratio of expenses to average net assets excluding fee waivers and reimbursements	2.22	%(e)	2.20%	2.18%	2.25	%(e)	2.26%	2.44%		2.58%
Ratio of expenses to average net assets including fee waivers and reimbursements	1.90	%(e)	1.90%	1.90%	1.90	%(e)	1.90%	1.95	%(f)	2.05%
Ratio of net investment income to average net assets	0.36	%(e)	0.95%	0.94%	0.40	%(e)	0.05%	0.66%		0.17%
Portfolio turnover rate(g)	50%		124%	71%	47%		95%	113%		163%

(a)	Effective May 1, 2014, the Board approved changing the fiscal year-end of the Funds from April 30 to October 31.
(b)	Prior to January 1, 2012, the RiverFront Global Allocation Fund was known as the RiverFront Moderate Growth Fund.
(c)	Calculated using the average shares method.
(d)
Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude any applicable sales charges.

(e)	Annualized.
(f)	Contractual expense limitation change from 2.05% to 1.90% effective September 1, 2012.
(g)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.
150 | April 30, 2017

RiverFront Global Allocation Fund – Class I

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2017 (Unaudited)		For the Year Ended October 31, 2016	For the Year Ended October 31, 2015	For the Fiscal Period Ended October 31, 2014(a)		For the Year Ended April 30, 2014	For the Year Ended April 30, 2013		For the Year Ended April 30, 2012(b)
Net asset value, beginning of period	$11.73		$11.99	$12.92	$12.75		$11.72	$10.66		$11.42

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(c)	0.08		0.22	0.22	0.09		0.13	0.17		0.13
Net realized and unrealized gain/(loss)	1.13		(0.30)	(0.04)	0.08		1.34	1.07		(0.80)
Total from investment operations	1.21		(0.08)	0.18	0.17		1.47	1.24		(0.67)

DISTRIBUTIONS:
From net investment income	(0.17)		(0.14)	(0.22)	–		(0.11)	(0.18)		(0.08)
From net realized gains	–		(0.04)	(0.89)	–		(0.33)	–		(0.01)
Total distributions	(0.17)		(0.18)	(1.11)	–		(0.44)	(0.18)		(0.09)
Net increase/(decrease) in net asset value	1.04		(0.26)	(0.93)	0.17		1.03	1.06		(0.76)
Net asset value, end of period	$12.77		$11.73	$11.99	$12.92		$12.75	$11.72		$10.66

TOTAL RETURN(d)	10.46%		(0.60%)	1.49%	1.33%		12.61%	11.73%		(5.86%)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$13,930		$14,240	$18,739	$12,895		$10,521	$6,675		$3,496
Ratio of expenses to average net assets excluding fee waivers and reimbursements	1.22	%(e)	1.20%	1.18%	1.26	%(e)	1.26%	1.43%		1.55%
Ratio of expenses to average net assets including fee waivers and reimbursements	0.90	%(e)	0.90%	0.90%	0.90	%(e)	0.90%	0.94	%(f)	1.05%
Ratio of net investment income to average net assets	1.34	%(e)	1.94%	1.83%	1.41	%(e)	1.07%	1.52%		1.28%
Portfolio turnover rate(g)	50%		124%	71%	47%		95%	113%		163%

(a)	Effective May 1, 2014, the Board approved changing the fiscal year-end of the Funds from April 30 to October 31.
(b)	Prior to January 1, 2012, the RiverFront Global Allocation Fund was known as the RiverFront Moderate Growth Fund.
(c)	Calculated using the average shares method.
(d)
Total returns are for the period indicated and have not been annualized.  Total returns would have been lower had certain expenses not been waived during the period.  Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)	Annualized.
(f)	Contractual expense limitation change from 1.05% to 0.90% effective September 1, 2012.
(g)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.
151 | April 30, 2017

RiverFront Global Growth Fund – Class A

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2017 (Unaudited)		For the Year Ended October 31, 2016	For the Year Ended October 31, 2015	For the Fiscal Period Ended October 31, 2014(a)		For the Year Ended April 30, 2014	For the Year Ended April 30, 2013	For the Year Ended April 30, 2012(b)
Net asset value, beginning of period	$13.54		$13.95	$15.44	$15.26		$14.89	$13.37	$15.65

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(c)	0.06		0.23	0.24	0.08		0.12	0.17	0.14
Net realized and unrealized gain/(loss)	1.41		(0.31)	(0.04)	0.10		1.88	1.57	(1.41)
Total from investment operations	1.47		(0.08)	0.20	0.18		2.00	1.74	(1.27)

DISTRIBUTIONS:
From net investment income	(0.19)		(0.20)	(0.25)	–		(0.12)	(0.22)	(0.14)
From net realized gains	–		(0.13)	(1.44)	–		(1.51)	–	(0.87)
Total distributions	(0.19)		(0.33)	(1.69)	–		(1.63)	(0.22)	(1.01)
Net increase/(decrease) in net asset value	1.28		(0.41)	(1.49)	0.18		0.37	1.52	(2.28)
Net asset value, end of period	$14.82		$13.54	$13.95	$15.44		$15.26	$14.89	$13.37

TOTAL RETURN(d)	10.95%		(0.57%)	1.34%	1.18%		13.66%	13.14%	(7.51%)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$9,641		$9,618	$18,308	$16,694		$16,440	$8,525	$5,241
Ratio of expenses to average net assets excluding fee waivers and reimbursements	1.43	%(e)	1.40%	1.38%	1.38	%(e)	1.40%	1.49%	1.52%
Ratio of expenses to average net assets including fee waivers and reimbursements(f)	1.15	%(e)	1.15%	1.15%	1.15	%(e)	1.15%	0.98%	0.92%
Ratio of net investment income to average net assets	0.85	%(e)	1.77%	1.67%	1.08	%(e)	0.76%	1.23%	0.99%
Portfolio turnover rate(g)	57%		113%	71%	48%		85%	113%	119%

(a)	Effective May 1, 2014, the Board approved changing the fiscal year-end of the Funds from April 30 to October 31.
(b)	Prior to January 1, 2012, the RiverFront Global Growth Fund was known as the RiverFront Long-Term Growth Fund.
(c)	Calculated using the average shares method.
(d)
Total returns are for the period indicated and have not been annualized.  Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Returns shown exclude any applicable sales charges.

(e)	Annualized.
(f)	Prior to January 1, 2013, all acquired fund fees were reimbursed.
(g)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.
152 | April 30, 2017

RiverFront Global Growth Fund – Class C

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2017 (Unaudited)		For the Year Ended October 31, 2016	For the Year Ended October 31, 2015	For the Fiscal Period Ended October 31, 2014(a)		For the Year Ended April 30, 2014	For the Year Ended April 30, 2013	For the Year Ended April 30, 2012(b)
Net asset value, beginning of period	$13.18		$13.67	$15.19	$15.07		$14.76	$13.29	$15.60

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(c)	0.01		0.12	0.13	0.03		0.01	0.08	0.05
Net realized and unrealized gain/(loss)	1.37		(0.30)	(0.04)	0.09		1.86	1.54	(1.42)
Total from investment operations	1.38		(0.18)	0.09	0.12		1.87	1.62	(1.37)

DISTRIBUTIONS:
From net investment income	(0.17)		(0.18)	(0.17)	–		(0.05)	(0.15)	(0.07)
From net realized gains	–		(0.13)	(1.44)	–		(1.51)	–	(0.87)
Total distributions	(0.17)		(0.31)	(1.61)	–		(1.56)	(0.15)	(0.94)
Net increase/(decrease) in net asset value	1.21		(0.49)	(1.52)	0.12		0.31	1.47	(2.31)
Net asset value, end of period	$14.39		$13.18	$13.67	$15.19		$15.07	$14.76	$13.29

TOTAL RETURN(d)	10.58%		(1.31%)	0.59%	0.80%		12.84%	12.31%	(8.22%)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$10,665		$11,447	$12,908	$11,420		$11,511	$7,182	$6,808
Ratio of expenses to average net assets excluding fee waivers and reimbursements	2.18	%(e)	2.16%	2.13%	2.13	%(e)	2.15%	2.25%	2.29%
Ratio of expenses to average net assets including fee waivers and reimbursements(f)	1.90	%(e)	1.90%	1.90%	1.90	%(e)	1.90%	1.73%	1.67%
Ratio of net investment income to average net assets	0.09	%(e)	0.92%	0.88%	0.38	%(e)	0.07%	0.57%	0.34%
Portfolio turnover rate(g)	57%		113%	71%	48%		85%	113%	119%

(a)	Effective May 1, 2014, the Board approved changing the fiscal year-end of the Funds from April 30 to October 31.
(b)	Prior to January 1, 2012, the RiverFront Global Growth Fund was known as the RiverFront Long-Term Growth Fund.
(c)	Calculated using the average shares method.
(d)
Total returns are for the period indicated and have not been annualized.  Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Returns shown exclude any applicable sales charges.

(e)	Annualized.
(f)	Prior to January 1, 2013, all acquired fund fees were reimbursed.
(g)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.
153 | April 30, 2017

RiverFront Global Growth Fund – Class I

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2017 (Unaudited)		For the Year Ended October 31, 2016	For the Year Ended October 31, 2015	For the Fiscal Period Ended October 31, 2014(a)		For the Year Ended April 30, 2014	For the Year Ended April 30, 2013	For the Year Ended April 30, 2012(b)
Net asset value, beginning of period	$13.65		$14.03	$15.52	$15.32		$14.92	$13.40	$15.67

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(c)	0.07		0.26	0.26	0.10		0.17	0.20	0.19
Net realized and unrealized gain/(loss)	1.43		(0.30)	(0.03)	0.10		1.89	1.57	(1.51)
Total from investment operations	1.50		(0.04)	0.23	0.20		2.06	1.77	(1.32)

DISTRIBUTIONS:
From net investment income	(0.19)		(0.21)	(0.28)	–		(0.15)	(0.25)	(0.16)
From net realized gains	–		(0.13)	(1.44)	–		(1.51)	–	(0.79)
Total distributions	(0.19)		(0.34)	(1.72)	–		(1.66)	(0.25)	(0.95)
Net increase/(decrease) in net asset value	1.31		(0.38)	(1.49)	0.20		0.40	1.52	(2.27)
Net asset value, end of period	$14.96		$13.65	$14.03	$15.52		$15.32	$14.92	$13.40

TOTAL RETURN(d)	11.13%		(0.31%)	1.51%	1.31%		14.01%	13.36%	(7.31%)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$13,718		$10,140	$16,412	$13,343		$11,845	$7,769	$6,022
Ratio of expenses to average net assets excluding fee waivers and reimbursements	1.18	%(e)	1.15%	1.29%	1.36	%(e)	1.16%	1.25%	1.30%
Ratio of expenses to average net assets including fee waivers and reimbursements(f)	0.90	%(e)	0.90%	0.90%	0.90	%(e)	0.90%	0.73%	0.67%
Ratio of net investment income to average net assets	1.05	%(e)	1.98%	1.77%	1.32	%(e)	1.13%	1.45%	1.44%
Portfolio turnover rate(g)	57%		113%	71%	48%		85%	113%	119%

(a)	Effective May 1, 2014, the Board approved changing the fiscal year-end of the Funds from April 30 to October 31.
(b)	Prior to January 1, 2012, the RiverFront Global Growth Fund was known as the RiverFront Long-Term Growth Fund.
(c)	Calculated using the average shares method.
(d)
Total returns are for the period indicated and have not been annualized.  Total returns would have been lower had certain expenses not been waived during the period.  Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)	Annualized.
(f)	Prior to January 1, 2013, all acquired fund fees were reimbursed.
(g)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.
154 | April 30, 2017

RiverFront Global Growth Fund – Class L

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2017 (Unaudited)		For the Year Ended October 31, 2016	For the Year Ended October 31, 2015	For the Fiscal Period Ended October 31, 2014(a)		For the Year Ended April 30, 2014	For the Year Ended April 30, 2013	For the Year Ended April 30, 2012(b)
Net asset value, beginning of period	$13.63		$14.01	$15.49	$15.29		$14.90	$13.37	$15.65

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(c)	0.07		0.25	0.27	0.11		0.17	0.22	0.17
Net realized and unrealized gain/(loss)	1.42		(0.29)	(0.03)	0.09		1.88	1.56	(1.41)
Total from investment operations	1.49		(0.04)	0.24	0.20		2.05	1.78	(1.24)

DISTRIBUTIONS:
From net investment income	(0.19)		(0.21)	(0.28)	–		(0.15)	(0.25)	(0.14)
From net realized gains	–		(0.13)	(1.44)	–		(1.51)	–	(0.87)
Total distributions	(0.19)		(0.34)	(1.72)	–		(1.66)	(0.25)	(1.04)

Net increase/(decrease) in net asset value	1.30		(0.38)	(1.48)	0.20		0.39	1.53	(2.28)
Net asset value, end of period	$14.93		$13.63	$14.01	$15.49		$15.29	$14.90	$13.37
TOTAL RETURN(d)	11.07%		(0.31%)	1.59%	1.31%		13.98%	13.43%	(7.31%)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$23,257		$22,552	$26,109	$24,400		$25,092	$23,454	$24,765
Ratio of expenses to average net assets excluding fee waivers and reimbursements	1.18	%(e)	1.16%	1.04%	1.02	%(e)	1.15%	1.25%	1.08%
Ratio of expenses to average net assets including fee waivers and reimbursements (includes acquired fund fee reimbursements)(f)	0.90	%(e)	0.90%	0.90%	0.90	%(e)	0.90%	0.73%	0.67%
Ratio of expenses to average net assets including fee waivers and reimbursements (excludes acquired fund fee reimbursements)	0.90	%(e)	0.90%	0.90%	0.90	%(e)	0.90%	0.90%	0.90%
Ratio of net investment income to average net assets	1.05	%(e)	1.90%	1.86%	1.37	%(e)	1.11%	1.59%	1.26%
Portfolio turnover rate(g)	57%		113%	71%	48%		85%	113%	119%

(a)	Effective May 1, 2014, the Board approved changing the fiscal year-end of the Funds from April 30 to October 31.
(b)	Prior to January 1, 2012, the RiverFront Global Growth Fund was known as the RiverFront Long-Term Growth Fund.
(c)	Calculated using the average shares method.
(d)
Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)	Annualized.
(f)	Prior to January 1, 2013, all acquired fund fees were reimbursed.
(g)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.
155 | April 30, 2017

RiverFront Global Growth Fund – Investor Class

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2017 (Unaudited)		For the Year Ended October 31, 2016	For the Year Ended October 31, 2015	For the Fiscal Period Ended October 31, 2014(a)		For the Year Ended April 30, 2014	For the Year Ended April 30, 2013	For the Year Ended April 30, 2012(b)
Net asset value, beginning of period	$13.47		$13.87	$15.37	$15.19		$14.82	$13.32	$15.59

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(c)	0.06		0.23	0.26	0.09		0.13	0.18	0.13
Net realized and unrealized gain/(loss)	1.40		(0.30)	(0.07)	0.09		1.87	1.54	(1.39)
Total from investment operations	1.46		(0.07)	0.19	0.18		2.00	1.72	(1.26)

DISTRIBUTIONS:
From net investment income	(0.19)		(0.20)	(0.25)	–		(0.12)	(0.22)	(0.14)
From net realized gains	–		(0.13)	(1.44)	–		(1.51)	–	(0.87)
Total distributions	(0.19)		(0.33)	(1.69)	–		(1.63)	(0.22)	(1.01)

Net increase/(decrease) in net asset value	1.27		(0.40)	(1.50)	0.18		0.37	1.50	(2.27)
Net asset value, end of period	$14.74		$13.47	$13.87	$15.37		$15.19	$14.82	$13.32
TOTAL RETURN(d)	10.94%		(0.51%)	1.28%	1.18%		13.73%	13.07%	(7.47%)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$3,661		$4,667	$6,924	$7,762		$8,361	$9,174	$10,133
Ratio of expenses to average net assets excluding fee waivers and reimbursements	1.43	%(e)	1.40%	1.38%	1.38	%(e)	1.41%	1.50%	1.93%
Ratio of expenses to average net assets including fee waivers and reimbursements (includes acquired fund fee reimbursements)(f)	1.15	%(e)	1.15%	1.15%	1.15	%(e)	1.15%	0.98%	0.92%
Ratio of expenses to average net assets including fee waivers and reimbursements (excludes acquired fund fee reimbursements)	1.15	%(e)	1.15%	1.15%	1.15	%(e)	1.15%	1.15%	1.15%
Ratio of net investment income to average net assets	0.88	%(e)	1.75%	1.78%	1.14	%(e)	0.85%	1.36%	0.97%
Portfolio turnover rate(g)	57%		113%	71%	48%		85%	113%	119%

(a)	Effective May 1, 2014, the Board approved changing the fiscal year-end of the Funds from April 30 to October 31.
(b)	Prior to January 1, 2012, the RiverFront Global Growth Fund was known as the RiverFront Long-Term Growth Fund.
(c)	Calculated using the average shares method.
(d)
Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)	Annualized.
(f)	Prior to January 1, 2013, all acquired fund fees were reimbursed.
(g)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

156 | April 30, 2017

RiverFront Moderate Growth & Income Fund – Class A

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2017 (Unaudited)		For the Year Ended October 31, 2016	For the Year Ended October 31, 2015	For the Fiscal Period Ended October 31, 2014(a)		For the Year Ended April 30, 2014	For the Year Ended April 30, 2013		For the Year Ended April 30, 2012
Net asset value, beginning of period	$11.22		$11.48	$12.15	$11.99		$11.66	$10.96		$11.08

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.09		0.21	0.23	0.09		0.16	0.24		0.17
Net realized and unrealized gain/(loss)	0.65		(0.01)	(0.06)	0.16		0.89	0.69		(0.12)
Total from investment operations	0.74		0.20	0.17	0.25		1.05	0.93		0.05

DISTRIBUTIONS:
From net investment income	(0.10)		(0.21)	(0.20)	(0.09)		(0.16)	(0.23)		(0.17)
From net realized gains	–		(0.25)	(0.64)	–		(0.56)	–		–
Tax return of capital	–		–	–	–		–	–		(0.00	)(c)
Total distributions	(0.10)		(0.46)	(0.84)	(0.09)		(0.72)	(0.23)		(0.17)

Net increase/(decrease) in net asset value	0.64		(0.26)	(0.67)	0.16		0.33	0.70		(0.12)
Net asset value, end of period	$11.86		$11.22	$11.48	$12.15		$11.99	$11.66		$10.96
TOTAL RETURN(d)	6.59%		1.81%	1.33%	2.12%		9.16%	8.59%		0.55%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$18,458		$22,679	$24,402	$27,598		$31,033	$29,066		$20,754
Ratio of expenses to average net assets excluding fee waivers and reimbursements	1.31	%(e)	1.31%	1.30%	1.31	%(e)	1.32%	1.40%		1.50%
Ratio of expenses to average net assets including fee waivers and reimbursements	1.15	%(e)	1.15%	1.15%	1.15	%(e)	1.15%	1.19	%(f)	1.30%
Ratio of net investment income to average net assets	1.57	%(e)	1.87%	1.97%	1.54	%(e)	1.35%	2.17%		1.65%
Portfolio turnover rate(g)	47%		132%	110%	42%		98%	108%		128%

(a)	Effective May 1, 2014, the Board approved changing the fiscal year-end of the Funds from April 30 to October 31.
(b)	Calculated using the average shares method.
(c)	Less than $0.005 or ($0.005) per share.
(d)
Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude any applicable sales charges.

(e)	Annualized.
(f)	Contractual expense limitation change from 1.30% to 1.15% effective September 1, 2012.
(g)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

157 | April 30, 2017

RiverFront Moderate Growth & Income Fund – Class C

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2017 (Unaudited)		For the Year Ended October 31, 2016	For the Year Ended October 31, 2015	For the Fiscal Period Ended October 31, 2014(a)		For the Year Ended April 30, 2014	For the Year Ended April 30, 2013		For the Year Ended April 30, 2012
Net asset value, beginning of period	$11.12		$11.39	$12.10	$11.94		$11.62	$10.92		$11.06

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.04		0.13	0.13	0.05		0.07	0.16		0.09
Net realized and unrealized gain/(loss)	0.65		(0.02)	(0.06)	0.16		0.89	0.68		(0.13)
Total from investment operations	0.69		0.11	0.07	0.21		0.96	0.84		(0.04)

DISTRIBUTIONS:
From net investment income	(0.06)		(0.13)	(0.14)	(0.05)		(0.08)	(0.14)		(0.10)
From net realized gains	–		(0.25)	(0.64)	–		(0.56)	–		–
Tax return of capital	–		–	–	–		–	–		(0.00	)(c)
Total distributions	(0.06)		(0.38)	(0.78)	(0.05)		(0.64)	(0.14)		(0.10)

Net increase/(decrease) in net asset value	0.63		(0.27)	(0.71)	0.16		0.32	0.70		(0.14)
Net asset value, end of period	$11.75		$11.12	$11.39	$12.10		$11.94	$11.62		$10.92
TOTAL RETURN(d)	6.23%		1.03%	0.52%	1.75%		8.33%	7.83%		(0.37%)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$56,175		$63,480	$70,771	$66,445		$63,031	$52,579		$39,015
Ratio of expenses to average net assets excluding fee waivers and reimbursements	2.06	%(e)	2.06%	2.05%	2.07	%(e)	2.07%	2.15%		2.25%
Ratio of expenses to average net assets including fee waivers and reimbursements	1.90	%(e)	1.90%	1.90%	1.90	%(e)	1.90%	1.95	%(f)	2.05%
Ratio of net investment income to average net assets	0.79	%(e)	1.14%	1.14%	0.77	%(e)	0.59%	1.43%		0.88%
Portfolio turnover rate(g)	47%		132%	110%	42%		98%	108%		128%

(a)	Effective May 1, 2014, the Board approved changing the fiscal year-end of the Funds from April 30 to October 31.
(b)	Calculated using the average shares method.
(c)	Less than $0.005 or ($0.005) per share.
(d)
Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude any applicable sales charges.

(e)	Annualized.
(f)	Contractual expense limitation change from 2.05% to 1.90% effective September 1, 2012.
(g)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

158 | April 30, 2017

RiverFront Moderate Growth & Income Fund – Class I

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2017 (Unaudited)		For the Year Ended October 31, 2016	For the Year Ended October 31, 2015	For the Fiscal Period Ended October 31, 2014(a)		For the Year Ended April 30, 2014	For the Year Ended April 30, 2013		For the Year Ended April 30, 2012
Net asset value, beginning of period	$11.21		$11.47	$12.14	$11.98		$11.65	$10.94		$11.07
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.10		0.24	0.25	0.11		0.19	0.26		0.20
Net realized and unrealized gain/(loss)	0.66		(0.01)	(0.06)	0.16		0.89	0.70		(0.13)
Total from investment operations	0.76		0.23	0.19	0.27		1.08	0.96		0.07
DISTRIBUTIONS:
From net investment income	(0.11)		(0.24)	(0.22)	(0.11)		(0.19)	(0.25)		(0.19)
From net realized gains	–		(0.25)	(0.64)	–		(0.56)	–		–
Tax return of capital	–		–	–	–		–	–		(0.01)
Total distributions	(0.11)		(0.49)	(0.86)	(0.11)		(0.75)	(0.25)		(0.20)
Net increase/(decrease) in net asset value	0.65		(0.26)	(0.67)	0.16		0.33	0.71		(0.13)
Net asset value, end of period	$11.86		$11.21	$11.47	$12.14		$11.98	$11.65		$10.94
TOTAL RETURN(c)	6.79%		2.05%	1.50%	2.25%		9.43%	8.94%		0.71%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$42,868		$43,056	$46,350	$42,081		$37,832	$25,898		$12,880
Ratio of expenses to average net assets excluding fee waivers and reimbursements	1.06	%(d)	1.06%	1.05%	1.07	%(d)	1.07%	1.15%		1.26%
Ratio of expenses to average net assets including fee waivers and reimbursements	0.90	%(d)	0.90%	0.90%	0.90	%(d)	0.90%	0.94	%(e)	1.05%
Ratio of net investment income to average net assets	1.77	%(d)	2.16%	2.16%	1.77	%(d)	1.59%	2.39%		1.91%
Portfolio turnover rate(f)	47%		132%	110%	42%		98%	108%		128%

(a)	Effective May 1, 2014, the Board approved changing the fiscal year-end of the Funds from April 30 to October 31.
(b)	Calculated using the average shares method.
(c)
Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Annualized.
(e)	Contractual expense limitation change from 1.05% to 0.90% effective September 1, 2012.
(f)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.
159 | April 30, 2017

Notes to Financial Statements

April 30, 2017 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open‐end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of multiple separate portfolios or series. This semi‐annual report includes the financial statements and financial highlights of the following 13 funds: ALPS | Alerian MLP Infrastructure Index Fund, ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund, ALPS | Kotak India Growth Fund, ALPS | Metis Global Micro Cap Value Fund (Formerly ALPS | Metis Global Micro Cap Fund), ALPS | Red Rocks Listed Private Equity Fund, ALPS | Sterling ETF Tactical Rotation Fund, ALPS | WMC Research Value Fund, Clough China Fund, RiverFront Conservative Income Builder Fund, RiverFront Dynamic Equity Income Fund, RiverFront Global Allocation Fund, RiverFront Global Growth Fund and RiverFront Moderate Growth & Income Fund (each, a “Fund” and collectively, the “Funds”). The Funds are considered investment companies under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

ALPS | Alerian MLP Infrastructure Index Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian MLP Infrastructure Index. The ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund seeks to maximize real returns (returns after inflation), consistent with prudent investment management. ALPS | Kotak India Growth Fund’s investment goal is long‐term capital appreciation. ALPS | Metis Global Micro Cap Value Fund seeks long‐term growth of capital. ALPS | Red Rocks Listed Private Equity Fund seeks to maximize total return, which consists of appreciation on its investments and a variable income stream. ALPS | Sterling ETF Tactical Rotation Fund seeks investment results that correspond (before fees and expenses) generally to the performance of the Sterling Tactical Rotation Index. ALPS | WMC Research Value Fund seeks long‐term capital appreciation: dividend income may be a factor in portfolio selection but is secondary to the Fund’s principal objective. The Clough China Fund seeks to provide investors with long‐term capital appreciation. The RiverFront Conservative Income Builder Fund seeks to provide current income and potential for that income to grow over time. The RiverFront Dynamic Equity Income Fund seeks to achieve long‐term growth and income through a combination of capital appreciation and rising dividend payments that exceed the average yield on global stocks generally. The RiverFront Global Allocation Fund seeks to provide high total investment return through a fully managed investment policy utilizing United States and foreign equity securities, debt and money market securities, the combination of which will be varied from time to time both with respect to types of securities and markets in response to changing market and economic trends. Total investment return means the combination of capital appreciation and investment income. The RiverFront Global Growth Fund seeks to achieve long‐term capital appreciation through a fully managed investment policy utilizing United States and foreign equity securities, debt and money market securities, the combination of which will be varied from time to time both with respect to types of securities and markets in response to changing market and economic trends. The RiverFront Moderate Growth & Income Fund has two primary investment objectives. It seeks (1) to provide a level of current income that exceeds the average yield on U.S. stocks in general while providing a growing stream of income over the years and (2) growth of capital.

The classes of each Fund differ principally in the applicable distribution and shareholder service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income and realized gains/losses from the Fund pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends to shareholders are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions to shareholders are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

Basis of Consolidation for the ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund
CoreCommodity Management Cayman Commodity Fund Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on April 23, 2010 and is a wholly owned subsidiary of the ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund (the “CoreCommodity Fund”). The Subsidiary acts as an investment vehicle for the CoreCommodity Fund in order to effect certain commodity‐related investments on behalf of the CoreCommodity Fund. CoreCommodity Fund is the sole shareholder of the Subsidiary pursuant to a subscription agreement dated as of June 14, 2010, and it is intended that the CoreCommodity Fund will remain the sole shareholder and will continue to wholly own and control the Subsidiary. Under the Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to vote at general meetings of the Subsidiary and certain rights in connection with any winding‐up or repayment of capital, as well as the right to participate in the profits or assets of the Subsidiary. The CoreCommodity Fund may invest up to 25% of its total assets in shares of the Subsidiary. As a wholly owned subsidiary of the CoreCommodity Fund, the financial statements of the Subsidiary are included in the consolidated financial statements and financial highlights of the CoreCommodity Fund. All investments held by the Subsidiary are disclosed in the accounts of the CoreCommodity Fund. As of April 30, 2017, net assets of the CoreCommodity Fund were $564,846,323 of which $93,196,009 or 16.50%, represented the CoreCommodity Fund’s ownership of all issued shares and voting rights of the Subsidiary.

Basis of Consolidation for the ALPS | Kotak India Growth Fund
ALPS | Kotak India Growth Fund, (the “Kotak Fund”) invests in the equity securities of Indian companies through its wholly owned, collective investment vehicle, the India Premier Equity Portfolio (the “Portfolio”). The Portfolio is registered with and regulated by the Mauritius Financial Services Commission. The Portfolio was formed for the purpose of facilitating the Kotak Fund’s purchase of securities of a wide selection of Indian companies, consistent with the Kotak Fund’s investment strategies. The Portfolio is a private company limited by shares incorporated under the Mauritius Companies Act 2001. As a wholly owned subsidiary of the Kotak Fund, financial statements of the Portfolio are included in the consolidated financial statements and financial highlights of the Kotak Fund. All investments held by the Portfolio are disclosed in the accounts of the Kotak Fund.
160 | April 30, 2017

Notes to Financial Statements

April 30, 2017 (Unaudited)

The Portfolio established residency in Mauritius allowing the Kotak Fund to receive the beneficial tax treatment under the Treaty between India and Mauritius. If the benefits of the Treaty are denied or if the Portfolio is held to have a permanent establishment in India, gains derived by the Portfolio due to the sale of securities may be subject to taxation in India. India’s Finance Act had introduced legislation on General Anti‐Avoidance Rules (“GAAR”) which contains treaty override provisions. The GAAR came into effect from April 1, 2017, and was used by the Indian tax authorities to declare any arrangement whose main purpose or one of the main purposes is to obtain a tax benefit, as an “impermissible avoidance arrangement”. Capital gains on sale of shares acquired on or after April 1, 2017, are taxable in India as per the amended India – Mauritius treaty. The benefit of a lower rate of taxation i.e. 50% of the applicable tax rate in India is provided for the gains on shares arising during the period from April1, 2017 to March 31, 2019 subject to compliance with the Limitation OF Benefit clause, accordingly all shares bought before April 01, 2017 will not be taxable in India as per the treaty.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. Each Fund is considered an investment company for financial reporting purposes, and follows accounting policies in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including policies specific to investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds and subsidiaries, as applicable, in preparation of their financial statements.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading. For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange.

The market price for debt obligations is generally the price supplied by an independent third‐party pricing service approved by the Board, which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers‐dealers that make a market in the security. Investments in non‐exchange traded funds are fair valued at their respective net asset values.

Futures contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or comparable over the counter market, and that are freely transferable, are valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument acquired on the day on which the instrument is being valued. A settlement price may not be used if the market makes a limit move with respect to a particular commodity. Over‐the‐counter swap contracts are valued based on quotes received from independent pricing services or one or more dealers that make markets in such investments.

Option contracts are valued using the National Best Bid and Offer price (“NBBO”). In the event there is no NBBO price available, option contracts are valued at the mean between the last bid and ask.

Equity securities that are primarily traded on foreign securities exchanges are valued at the closing values of such securities on their respective foreign exchanges, except when an event occurs subsequent to the close of the foreign exchange and the close of the NYSE that was likely to have changed such value. In such an event, the fair value of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board. The Funds will use a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of the Fund’s portfolio is believed to have been materially affected by an valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE.

Forward currency exchange contracts have a value determined by the current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service. Foreign exchange rates and forward foreign currency exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time.
161 | April 30, 2017

Notes to Financial Statements

April 30, 2017 (Unaudited)

When such prices or quotations are not available, or when the Fair Value Committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board. The fair valuation policies and procedures (“FV Procedures”) have been adopted by the Board for the fair valuation of portfolio assets held by the Fund(s) in the event that (1) market quotations for the current price of a portfolio security or asset are not readily available, or (2) available market quotations that would otherwise be used to value a portfolio security or asset in accordance with the Fund’s Pricing Procedures appear to be unreliable. The Pricing Procedures reflect certain pricing methodologies (or “logics”) that are not “readily available market quotations” and thus are viewed and treated as fair valuations. The Fair Value Committee routinely meets to discuss fair valuations of portfolio securities and other instruments held by the Fund(s).

Fair Value Measurements: The Funds disclose the classification of their fair value measurements following a three‐tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.
162 | April 30, 2017

Notes to Financial Statements

          April 30, 2017 (Unaudited)

The following is a summary of each Fund’s investments/financial instruments in the fair value hierarchy as of April 30, 2017:

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | Alerian MLP Infrastructure Index Fund
Master Limited Partnerships(a)	$46,622,698	$–	$–	$46,622,698
Total	$46,622,698	$–	$–	$46,622,698

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund
Common Stocks(a)
United States	$68,081,350	$86,263	$–	$68,167,613
Other	92,176,414	–	–	92,176,414
Master Limited Partnerships(a)	1,106,138	–	–	1,106,138
Warrants	728	–	–	728
Government Bonds	–	332,003,845	–	332,003,845
Short Term Investments	78,653,209	–	–	78,653,209
Total	$240,017,839	$332,090,108	$–	$572,107,947
Other Financial Instruments
Assets
Futures Contracts	$1,927,555	$–	$–	$1,927,555
Total Return Swap Contracts	–	1,076	–	1,076
Liabilities
Futures Contracts	(1,667,232)	–	–	(1,667,232)
Total Return Swap Contracts	–	(1)	–	(1)
Total	$260,323	$1,075	$–	$261,398

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | Kotak India Growth Fund
Common Stocks
Consumer Discretionary	$–	$2,784,886	$–	$2,784,886
Consumer Staples	–	2,403,569	–	2,403,569
Energy	–	1,339,319	–	1,339,319
Financials	–	7,411,830	–	7,411,830
Health Care	291,336	1,381,078	–	1,672,414
Industrials	99,935	3,438,844	–	3,538,779
Information Technology	–	2,235,781	–	2,235,781
Materials	323,117	3,767,270	–	4,090,387
Real Estate	–	378,658	–	378,658
Short Term Investments	293,878	–	–	293,878
Total	$1,008,266	$25,141,235	$–	$26,149,501
163 | April 30, 2017

Notes to Financial Statements

          April 30, 2017 (Unaudited)

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | Metis Global Micro Cap Value Fund
Common Stocks
Australia	$186,864	$709,270	$–	$896,134
Brazil	575,608	–	–	575,608
Canada	908,919	–	–	908,919
Cayman Islands	125,351	–	–	125,351
Chile	95,139	–	–	95,139
China	–	97,358	–	97,358
Cyprus	18,822	–	–	18,822
France	–	270,458	–	270,458
Great Britain	847,684	–	–	847,684
Greece	124,702	–	–	124,702
Hong Kong	183,080	207,034	–	390,114
India	–	839,902	–	839,902
Indonesia	69,528	203,552	–	273,080
Ireland	112,550	–	–	112,550
Isle Of Man	79,955	–	–	79,955
Israel	311,221	–	–	311,221
Japan	–	8,835,847	–	8,835,847
Malaysia	179,909	361,828	–	541,737
Netherlands	–	69,878	–	69,878
Norway	256,268	–	–	256,268
Poland	212,164	117,981	–	330,145
Qatar	115,836	–	–	115,836
Singapore	128,748	372,147	–	500,895
South Africa	74,841	98,696	–	173,537
South Korea	259,784	2,309,951	–	2,569,735
Sweden	–	194,495	–	194,495
Taiwan	511,279	1,013,997	–	1,525,276
Thailand	125,306	226,448	–	351,754
Turkey	–	207,355	–	207,355
United States	6,545,964	–	–	6,545,964
Preferred Stocks(a)	309,856	–	–	309,856
Short Term Investments	394,897	–	–	394,897
Total	$12,754,275	$16,136,197	$–	$28,890,472

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | Red Rocks Listed Private Equity Fund
Closed‐End Funds	$17,644,187	$–	$–	$17,644,187
Common Stocks(a)	199,212,647	–	–	199,212,647
Short Term Investments	4,412,695	–	–	4,412,695
Total	$221,269,529	$–	$–	$221,269,529

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | Sterling ETF Tactical Rotation Fund
Exchange Traded Funds	$9,627,450	$–	$–	$9,627,450
Total	$9,627,450	$–	$–	$9,627,450
164 | April 30, 2017

Notes to Financial Statements

April 30, 2017 (Unaudited)

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | WMC Research Value Fund
Common Stocks(a)	$98,345,705	$–	$–	$98,345,705
Short Term Investments	863,937	–	–	863,937
Total	$99,209,642	$–	$–	$99,209,642
Other Financial Instruments
Assets
Futures Contracts	$548	$–	$–	$548
Total	$548	$–	$–	$548

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Clough China Fund
Common Stocks
Communications	$252,322	$–	$–	$252,322
Consumer Discretionary	1,232,363	2,685,700	–	3,918,063
Consumer Staples	–	368,375	–	368,375
Energy	–	4,910,335	–	4,910,335
Financials	–	14,117,702	–	14,117,702
Health Care	–	471,532	–	471,532
Industrials	–	2,046,413	–	2,046,413
Information Technology	5,856,043	8,628,177	–	14,484,220
Materials	–	1,729,978	–	1,729,978
Telecommunication Services	–	4,000,008	–	4,000,008
Participation Notes(a)	–	2,854,840	–	2,854,840
Short Term Investments	587,179	–	–	587,179
Total	$7,927,907	$41,813,060	$–	$49,740,967

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
RiverFront Conservative Income Builder Fund
Exchange Traded Funds(a)	$11,686,209	$–	$–	$11,686,209
Exchange Traded Notes(a)	218,381	–	–	218,381
Short Term Investments	201,656	–	–	201,656
Total	$12,106,246	$–	$–	$12,106,246

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
RiverFront Dynamic Equity Income Fund
Common Stocks(a)	$1,212,515	$–	$–	$1,212,515
Exchange Traded Funds(a)	72,565,451	–	–	72,565,451
Exchange Traded Notes(a)	2,626,399	–	–	2,626,399
Short Term Investments	984,367	–	–	984,367
Total	$77,388,732	$–	$–	$77,388,732

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
RiverFront Global Allocation Fund
Common Stocks(a)	$522,147	$–	$–	$522,147
Exchange Traded Funds(a)	30,866,559	–	–	30,866,559
Exchange Traded Notes(a)	1,094,354	–	–	1,094,354
Short Term Investments	288,325	–	–	288,325
Total	$32,771,385	$–	$–	$32,771,385
165 | April 30, 2017

Notes to Financial Statements

April 30, 2017 (Unaudited)

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
RiverFront Global Growth Fund
Common Stocks(a)	$962,972	$–	$–	$962,972
Exchange Traded Funds(a)	56,761,762	–	–	56,761,762
Exchange Traded Notes(a)	2,378,056	–	–	2,378,056
Short Term Investments	911,853	–	–	911,853
Total	$61,014,643	$–	$–	$61,014,643

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
RiverFront Moderate Growth & Income Fund
Common Stocks(a)	$1,914,016	$–	$–	$1,914,016
Exchange Traded Funds(a)	111,402,503	–	–	111,402,503
Exchange Traded Notes(a)	3,431,859	–	–	3,431,859
Short Term Investments	983,672	–	–	983,672
Total	$117,732,050	$–	$–	$117,732,050

(a)	For detailed descriptions of country, sector and/or industry, see the accompanying Statement of Investments or Consolidated Statement of Investments.

The Funds recognize transfers between levels as of the end of the period. For the Six‐Month Period Ended April 30, 2017, the Funds did not have any transfers between Level 1 and Level 2 securities, except the ALPS | Kotak India Growth Fund and the ALPS | Metis Global Micro Cap Value Fund. The ALPS | Kotak India Growth Fund and the ALPS | Metis Global Micro Cap Value Fund utilize a fair value evaluation service with respect to international securities with an earlier market closing than the Fund’s net asset value computation cutoff. When events trigger the use of the fair value evaluation service on a reporting period date, it results in certain securities transferring from a Level 1 to a Level 2 classification. The transfer amounts disclosed in the table below represents the value of the securities as of April 30, 2017 transferred in/(out) of Level 1 and Level 2 during the reporting period that were also held at April 30, 2017.

The ALPS | Kotak India Growth Fund had the following transfers between Levels 1 and 2 at April 30, 2017:

	Level 1 - Quoted and Unadjusted Prices		Level 2 - Other Significant Observable Inputs
	Transfers In	Transfers (Out)	Transfers In	Transfers (Out)
Common Stock	$423,052	$(594,908)	$594,908	$(423,052)
Total	$423,052	$(594,908)	$594,908	$(423,052)

The ALPS | Metis Global Micro Cap Value Fund had the following transfers between Levels 1 and 2 at April 30, 2017:

	Level 1 - Quoted and Unadjusted Prices		Level 2 - Other Significant Observable Inputs
	Transfers In	Transfers (Out)	Transfers In	Transfers (Out)
Common Stock	$1,230,718	$(656,763)	$656,763	$(1,230,718)
Total	$1,230,718	$(656,763)	$656,763	$(1,230,718)

Offering Costs: The ALPS | Metis Global Micro Cap Value Fund incurred offering costs during the Six‐Month Period Ended April 30, 2017. These offering costs, including fees for printing initial prospectuses, legal, and registration fees, are being amortized over the first twelve months from the inception date of the Fund. Amounts amortized through April 30, 2017 are shown on the Fund’s Statement of Operations.

Fund and Class Expenses: Some expenses of the Trust can be directly attributed to a Fund or a specific share class of a Fund. Expenses which cannot be directly attributed are apportioned among all Funds in the Trust based on average net assets of each share class within a Fund.

Federal Income Taxes: The Funds, except for ALPS | Alerian MLP Infrastructure Index Fund, comply with the requirements under Subchapter M of  the  Internal  Revenue  Code  of  1986,  as  amended  (the  “Code”)  applicable  to  regulated  investment  companies  and  intend  to  distribute substantially all of their net taxable income and net capital gains, if any, each year. Those Funds are not subject to income taxes to the extent such distributions are made.
166 | April 30, 2017

Notes to Financial Statements

April 30, 2017 (Unaudited)

The ALPS | Alerian MLP Infrastructure Index Fund is taxed as a regular corporation (or so‐called subchapter “C” corporation) for federal income tax purposes, and will be subject to tax on its taxable income at rates applicable to corporations. Currently, the maximum marginal regular federal income tax rate for a corporation is 35 percent, but the Fund expects to pay federal income tax at a rate of 34 percent. The ALPS | Alerian MLP Infrastructure Index Fund may be subject to a 20 percent federal alternative minimum tax on its federal alternative taxable income to the extent that its alternative minimum tax exceeds its regular federal income tax. This differs from most investment companies, which elect to be treated as “regulated investment companies” under the Code in order to avoid paying entity level income taxes. Under current law, the ALPS | Alerian MLP Infrastructure Index Fund is not eligible to elect treatment as a regulated investment company due to its investments, primarily in Master Limited Partnerships (“MLPs”) invested in energy assets. As a result, the ALPS | Alerian MLP Infrastructure Index Fund will be obligated to pay applicable federal and state corporate income taxes on its taxable income as opposed to most other investment companies which are not so obligated. As discussed below, the ALPS | Alerian MLP Infrastructure Index Fund expects that a portion of the distributions it receives from MLPs may be treated as a tax‐deferred return of capital, thus reducing the Fund’s current tax liability. However, the amount of taxes currently paid by the ALPS | Alerian MLP Infrastructure Index Fund will vary depending on the amount of income and gains derived from investments and/or sales of MLP interests and such taxes will reduce the return from an investment in the Fund. See further disclosure regarding MLPs below.

As of and during the Six‐Month Period Ended April 30, 2017, the only fund that had a liability for any unrecognized tax benefits was the ALPS | Alerian MLP Infrastructure Index Fund. The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return, but may extend to four years in certain jurisdictions. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Distributions to Shareholders: Each Fund, except the ALPS | Alerian MLP Infrastructure Index Fund, RiverFront Conservative Income Builder Fund, RiverFront Dynamic Equity Income Fund, and RiverFront Moderate Growth & Income Fund normally pays dividends and distributes capital gains, if any, on an annual basis. The ALPS | Alerian MLP Infrastructure Index Fund, RiverFront Conservative Income Builder Fund, RiverFront Dynamic Equity Income Fund, and RiverFront Moderate Growth & Income Fund normally pay dividends, if any, on a quarterly basis and distribute capital gains annually. Income dividend distributions are derived from interest and other income a Fund receives from its investments, including distributions of short‐term capital gains. Capital gain distributions are derived from gains realized when a Fund sells a security it has owned for more than a year or from long‐term capital gain distributions from underlying investments. Each Fund may make additional distributions and dividends at other times if its portfolio manager or managers believe doing so may be necessary for the Fund to avoid or reduce taxes.

Distributions received from the ALPS | Alerian MLP Infrastructure Index Fund’s investments in MLPs generally are comprised of income and return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their tax reporting periods are concluded. Return of capital distributions are not taxable income to the shareholder, but reduce the investor’s tax basis in the investor’s Fund shares. Such a reduction in tax basis will result in larger taxable gains and/or lower tax losses on a subsequent sale of Fund shares. Shareholders who periodically receive the payment of dividends or other distributions consisting of a return of capital may be under the impression that they are receiving net profits from the Fund when, in fact, they are not. Shareholders should not assume that the source of the distributions is from the net profits of the Fund.

Commodity‐Linked Notes: The ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund may invest in commodity‐linked notes which are derivative instruments that have characteristics of a debt security and of a commodity‐linked derivative. A commodity‐linked note typically provides for interest  payments and a principal payment at maturity linked to the price movement of the underlying commodity, commodity index or commodity futures or option contract. Commodity‐linked notes may be principal protected, partially protected, or offer no principal protection. The value of these notes will rise and fall in response to changes in the underlying commodity or related index or investment. These notes are often leveraged, increasing the volatility of each note’s value relative to the change in the underlying linked index. Commodity index‐linked investments may be more volatile and less liquid than the underlying index and their value may be affected by the performance of the commodities as well as other factors, including liquidity, quality, maturity and other economic variables. Commodity‐linked notes are typically issued by a bank or other financial institution and are sometimes referred to as structured notes because the terms of the notes may be structured by the issuer and the purchaser of the notes to accommodate the specific investment requirements of the purchaser.

Exchange Traded Funds (ETFs): Each Fund may invest in shares of ETFs and other similar instruments if the investment manager chooses to adjust a Fund’s exposure to the general market or industry sectors and to manage a Fund’s risk exposure. ETFs differ from traditional index funds in that their shares are listed on a securities exchange and can be traded intraday. ETF shares are shares of exchange traded investment companies that are registered under the 1940 Act and hold a portfolio of common stocks designed to track the performance of a particular index. Limitations of the 1940 Act may prohibit a Fund from acquiring more than 3% of the outstanding shares of certain ETFs. Instruments that are similar to ETFs represent beneficial ownership interests in specific “baskets” of stocks of companies within a particular industry sector or group. These securities may also be exchange traded, but unlike ETFs, the issuers of these securities are not registered as investment companies.
167 | April 30, 2017

Notes to Financial Statements

April 30, 2017 (Unaudited)

The portfolio manager may decide to purchase or sell short ETF shares or options on ETF shares for the same reasons it would purchase or sell (and as an alternative to purchasing or selling) futures contracts – to obtain exposure to the stock market or a particular segment of the stock market, or to hedge a Fund’s portfolio against such exposures. Depending on the market, the holding period and other factors, the use of ETF shares and options thereon can be less costly than the use of index options or stock index futures. In addition, ETF shares and options thereon can typically be purchased in smaller amounts than are available for futures contracts and can offer exposure to market sectors and styles for which there is no suitable or liquid futures contract.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis). Net realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex‐dividend date or for certain foreign securities, as soon as information is available to each Fund.

Foreign Securities: Each Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments.

Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Foreign Currency Spot Contracts: The Funds may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of the contracts is determined using current currency exchange rates supplied by a pricing service. The contract is marked‐to‐market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Real Estate Investment Trusts (“REITs”): The Funds may invest a portion of their assets in REITs and are subject to certain risks associated with direct investment in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self‐liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax‐free pass‐through of income under the Internal Revenue Code of 1986, as amended (the “Code”), or its failure to maintain exemption from registration under the 1940 Act. Distributions that the Fund receives from REITs can be classified as ordinary income, capital gain income or return of capital by the REITs that make these distributions to the Fund. However, it is not possible for the Fund to characterize distributions received from REITs during interim periods because the REIT issuers do not report their tax characterizations until subsequent to year end. During interim periods, the REIT distributions are accounted for as ordinary income until the re characterizations are made subsequent to year end.

Treasury Inflation Protected‐Securities (“TIPS”): The Funds may invest in TIPS, including structured bonds in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The adjustments to principal due to inflation/deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost. Such adjustments may have a significant impact on a Fund’s distributions and may result in a return of capital to shareholders. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

Loan Participations and Assignments: Certain Funds may invest in loan participations and assignments. The Fund considers loan participations and assignments to be investments in debt securities. Loan participations typically will result in the Fund having a contractual relationship only with the lender, not with the borrower. The Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. Under a loan participation, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set‐off against the borrower, and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set‐off between the lender and the borrower. When the Fund purchases assignments of loans from lenders, the Fund will acquire direct rights against the borrower on the loan, except that under certain circumstances such rights may be more limited than those held by the assigning lender.
168 | April 30, 2017

Notes to Financial Statements

April 30, 2017 (Unaudited)

Master Limited Partnerships: MLPs are publicly traded partnerships engaged in the transportation, storage and processing of minerals and natural resources. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. To qualify as a MLP and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Code. These qualifying sources include natural resource based activities such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management. MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions.

3. DERIVATIVE INSTRUMENTS

As a part of their investment strategy, the ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund and ALPS | Kotak India Growth Fund are permitted to enter in various types of derivatives contracts. The other funds including ALPS | Alerian MLP Infrastructure Index Fund, ALPS | Metis Global Micro Cap Value Fund, ALPS | Red Rocks Listed Private Equity Fund, ALPS| Sterling ETF Tactical Rotation Fund, ALPS | WMC Research Value Fund, Clough China Fund, RiverFront Conservative Income Builder Fund, RiverFront Dynamic Equity Income Fund, RiverFront Global Allocation Fund, RiverFront Global Growth Fund and RiverFront Moderate Growth & Income Fund, may invest in derivatives contracts. In doing so, the Funds employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent in derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Cash collateral is being pledged to cover derivative obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non‐cash collateral pledged by the Funds, if any, is noted in the Statements of Investments.

Risk of Investing in Derivatives: The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.
169 | April 30, 2017

Notes to Financial Statements

April 30, 2017 (Unaudited)

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell or close out the derivative in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. In addition, use of derivatives may increase or decrease exposure to the following risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

Commodity Risk: Exposure to the commodities markets may subject the Funds to greater volatility than investments in traditional securities. Prices of various commodities may also be affected by factors, such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments, which are unpredictable. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions.

Foreign Currency Risk: Currency trading involves significant risks, including market risk, interest rate risk, country risk, counterparty credit risk and short sale risk. Market risk results from the price movement of foreign currency values in response to shifting market supply and demand. Interest rate risk arises whenever a country changes its stated interest rate target associated with its currency. Country risk arises because virtually every country has interfered with international transactions in its currency.

Interest Rate Risk: Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of fixed income securities held by the Funds are likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities.

Swap Contracts: Each Fund may enter into swap transactions for hedging purposes or to seek to increase total return. At the present time, the CoreCommodity Fund primarily enters into swap transactions for the purpose of increasing total return. Swap agreements may be executed in a multilateral or other trade facility program, such as a registered exchange (“centrally cleared swaps”) or may be privately negotiated in the over‐the counter market. The duration of a swap agreement typically ranges from a few weeks to more than one year. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net payment to be received by the Funds and/or the termination value at the end of the contract. Therefore, the Funds consider the creditworthiness of each counterparty to a contract in evaluating potential credit risk. Although centrally cleared swaps typically present less counterparty risk than non‐centrally cleared swaps, a Fund that has entered into centrally cleared swaps is subject to the risk of the failure of the CCP.

Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index. Entering into these agreements involves, to varying degrees, market risk, liquidity risk and elements of credit, legal and documentation risk that are not directly reflected in the amounts recognized in the Statements of Assets and Liabilities.

The Funds may pay or receive cash as collateral on these contracts which may be recorded as an asset and/or liability. The Funds must set aside liquid assets, or engage in other appropriate measures, to cover its obligations under these contracts. Swaps are marked to market daily using either pricing vendor quotations, counterparty prices or model prices and the change in value, if any, is recorded as an unrealized gain or loss. Upfront payments made and/or received by the Funds are recorded as an asset and/or liability and realized gains or losses are recognized ratably over the contract’s term/event, with the exception of forward starting interest rate swaps, whose realized gains or losses are recognized ratably from the effective start date. Periodic payments received or made on swap contracts are recorded as realized gains or losses. Gains or losses are realized upon termination of a swap contract and are recorded on the Statement of Operations.

Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (coupons plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Credit default swaps are a type of swap agreement in which the protection “buyer” is generally obligated to pay the protection “seller” an upfront and/ or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. Credit default swaps (“CDS”) are typically two‐party financial contracts that transfer credit exposure between the two parties. Under a typical CDS, one party (the “seller”) receives pre‐determined periodic payments from the other party (the “buyer”). The seller agrees to make compensating specific payments to the buyer if a negative credit event occurs, such as the bankruptcy or default by the issuer of the underlying debt instrument. Swap agreements held at April 30, 2017 are disclosed after the Statement of Investments.
170 | April 30, 2017

Notes to Financial Statements

April 30, 2017 (Unaudited)

The average notional amount of the swap positions held in the ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund for the Six‐Month Period Ended April 30, 2017 was $59,436,479.

Futures: Each Fund may invest in futures contracts in accordance with their investment objectives. Each Fund does so for a variety of reasons including for cash management, hedging or non‐hedging purposes in an attempt to achieve the Fund’s investment objective. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Futures transactions may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or a futures option position. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, a Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of their contracts. With exchange traded futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of liquid assets (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to a Fund upon termination of the contract, assuming all contractual obligations have been satisfied. These amounts are included in Deposit with broker for futures contracts on the Statement of Assets and Liabilities. Each day a Fund may pay or receive cash, called “variation margin,” equal to the daily change in value of the futures contract. Such payments or receipts are recorded for financial statement purposes as unrealized gains or losses by a Fund. Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between a Fund and the broker of the amount one would owe the other if the futures contract expired. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The average value of futures contracts held in the ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund and the ALPS | WMC Research Value Fund for the Six‐Month Period Ended April 30, 2017 were $840,271 and $7,186 respectively.

Option Contracts: Each Fund may enter into options transactions for hedging purposes and for non‐hedging purposes such as seeking to enhance return. Each Fund may write covered put and call options on any stocks or stock indices, currencies traded on domestic and foreign securities exchanges, or futures contracts on stock indices, interest rates and currencies traded on domestic and, to the extent permitted by the CFTC, foreign exchanges. A call option on an asset written by a Fund obligates the Fund to sell the specified asset to the holder (purchaser) at a stated price (the exercise price) if the option is exercised before a specified date (the expiration date). A put option on an asset written by a Fund obligates the Fund to buy the specified asset from the purchaser at the exercise price if the option is exercised before the expiration date. Premiums received when writing options are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses which are recorded on the Statement of Operations.

The average value of written options held in the ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund for the Six‐Month Period Ended April 30, 2017 was $14,413.

The Funds had the following transactions in written covered call/put options during the Six‐Month Period Ended April 30, 2017:

	Number of Contracts	Premiums Received
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund
Options Outstanding, at November 1, 2016	‐	$	‐
Options written	(122)		147,184
Options covered	92		(117,046)
Options expired	30		(30,138)
Options Outstanding, at April 30, 2017	-		$-
171 | April 30, 2017

Notes to Financial Statements

April 30, 2017 (Unaudited)

Derivatives Instruments: The following tables disclose the amounts related to each Fund’s use of derivative instruments. The effect of derivatives instruments on the Statement of Assets and Liabilities for the Six‐Month Period Ended April 30, 2017:

Risk Exposure	Asset Location	Fair Value	Liability Location	Fair Value
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund(a)
Commodity Contracts (Futures Contracts)	Unrealized appreciation on futures contracts(b)	1,927,555	Unrealized depreciation on futures contracts(b)		(1,667,232)
Commodity Contracts (Total Return Swap Contracts)	Unrealized appreciation on total return swap contracts	1,076	Unrealized depreciation on total return swap contracts		(1)
Total		$1,928,631			$(1,667,233)
ALPS | WMC Research Value Fund
Equity Contracts (Futures Contracts)	Unrealized appreciation on futures contracts(c)	548	N/A		N/A
Total		$548		$	N/A

(a)	The ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund consolidates the statements of assets and liabilities.
(b)
Represents cumulative appreciation (depreciation) of futures contracts as reported in the Consolidated Statement of Investments. Only the current day's net variation margin is reported within the Consolidated Statement of Assets and Liabilities.

(c)
Represents cumulative appreciation (depreciation) of futures contracts as reported in the Statement of Investments. Only the current day's net variation margin is reported within the Statement of Assets and Liabilities.

The effect of derivatives instruments on the Statement of Operations for the Six‐Month Period Ended April 30, 2017:

Risk Exposure	Statement of Operations Location	Realized Gain/(Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund(a)
Equity Contracts (Written Options)	Net realized gain on written options/Net change in unrealized appreciation on written options	$113,811	$–
Equity and Commodity Contracts (Futures Contracts)	Net realized loss on futures contracts/ Net change in unrealized appreciation on futures contracts	(2,360,130)	1,590,781
Commodity Contracts
(Total Return Swap Contracts)	Net realized loss on total return swap contracts/Net change in unrealized appreciation on total return swap contracts	(5,478,481)	186,338
Total		$(7,724,800)	$1,777,119
ALPS | WMC Research Value Fund
Equity Contracts (Futures Contracts)	Net realized gain on futures contracts/ Net change in unrealized appreciation on futures contracts	76,170	13,768
Total		$76,170	$13,768

(a)	The ALPS | CoreCommodity Management CompleteCommodities®Strategy Fund consolidates the statements of operations.

Certain derivative contracts are executed under either standardized netting agreements or, for exchange‐traded derivatives, the relevant contracts for a particular exchange which contain enforceable netting provisions. A derivative netting arrangement creates an enforceable right of set‐off that becomes effective, and affects the realization of settlement on individual assets, liabilities and collateral amounts, only following a specified event of default or early termination. Default events may include the failure to make payments or deliver securities timely, material adverse changes in financial condition or insolvency, the breach of minimum regulatory capital requirements, or loss of license, charter or other legal authorization necessary to perform under the contract.
172 | April 30, 2017

Notes to Financial Statements

April 30, 2017 (Unaudited)

The following table presents financial instruments that are subject to enforceable netting arrangements or other similar agreements as of April 30, 2017:

Offsetting of Derivatives Asset

April 30, 2017

				Gross Amounts Not Offset in the Statement of Financial Position
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Financial Instruments(a)	Cash Collateral Received(a)	Net Amount
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund
Total Return Swap Contracts	$1,076	$–	$1,076	$(1,076)	$–	$–
Total	$1,076	$–	$1,076	$(1,076)	$–	$–

Offsetting of Derivatives Liability

April 30, 2017

				Gross Amounts Not Offset in the Statement of Financial Position
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Financial Instruments(a)	Cash Collateral Pledged(a)	Net Amount
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund
Total Return Swap Contracts	$1	$–	$1	$(1)	$–	$–
Total	$1	$–	$1	$(1)	$–	$–

(a)	These amounts are limited to the derivative asset/liability balance and, accordingly, do not include excess collateral received/pledged.

4. TAX BASIS INFORMATION

Tax Basis of Distributions to Shareholders: The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by a Fund. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year‐end. Accordingly, tax basis balances have not been determined as of April 30, 2017.

The tax character of distributions paid by the Funds for the Fiscal Year Ended October 31, 2016 were as follows:

Fund	Ordinary Income	Long-Term Capital Gain	Return of Capital
ALPS | Alerian MLP Infrastructure Index Fund	$129,381	$–	$3,011,546
ALPS | Kotak India Growth Fund	431,005	1,657,288	–
ALPS | Red Rocks Listed Private Equity Fund	17,431,894	20,197,928	–
ALPS | Sterling ETF Tactical Rotation Fund	337,379	–	–
ALPS | WMC Research Value Fund	703,783	27,067,576	–
Clough China Fund	1,041,910	–	–
RiverFront Conservative Income Builder Fund	145,507	30,599	–
RiverFront Dynamic Equity Income Fund	1,315,134	1,636,020	–
RiverFront Global Allocation Fund	493,350	165,999	–
RiverFront Global Growth Fund	1,138,129	742,246	–
RiverFront Moderate Growth & Income Fund	2,445,173	2,965,868	–
173 | April 30, 2017

Notes to Financial Statements

April 30, 2017 (Unaudited)

Capital Losses: As of October 31, 2016 the following Funds had capital loss carryforwards which may reduce the Funds’ taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus may reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax.

Post‐Enactment Capital Losses*:
Capital losses deferred to next tax year were as follows:

Fund	Short-Term	Long-Term
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund	$22,728,373	$25,757,814
ALPS | Red Rocks Listed Private Equity Fund	7,048,709	–
ALPS | Sterling ETF Tactical Rotation Fund	3,710,537	–
Clough China Fund	7,898,280	–
RiverFront Conservative Income Builder Fund	221,222	44,550
RiverFront Dynamic Equity Income Fund	1,876,290	–
RiverFront Global Allocation Fund	1,390,929	110,162
RiverFront Global Growth Fund	1,203,561	–
RiverFront Moderate Growth & Income Fund	2,468,510	–

*
Post-Enactment Capital Losses arise in fiscal years beginning after December 22, 2010, and exclude any election for late year capital loss (during the period November 1st to December 31st) deferred for the current fiscal year. As a result of the enactment of the Regulated Investment Company Act of 2010, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term losses rather than being considered all short-term as under previous law.

Unrealized Appreciation and Depreciation on Investments: As of April 30, 2017, the costs of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

Fund	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation/(Depreciation)	Cost of Investments for Income Tax Purposes
ALPS | Alerian MLP Infrastructure Index Fund	$4,479,565	$(693,594)	$3,785,971	$42,836,727
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund	20,273,893	(19,379,857)	894,036	571,213,911
ALPS | Kotak India Growth Fund	5,259,232	(785,773)	4,473,459	21,676,042
ALPS | Metis Global Micro Cap Value Fund	3,125,399	(1,399,180)	1,726,219	27,164,253
ALPS | Red Rocks Listed Private Equity Fund	30,539,070	(2,451,042)	28,088,028	193,181,501
ALPS | Sterling ETF Tactical Rotation Fund	375,954	(1)	375,953	9,251,497
ALPS | WMC Research Value Fund	14,320,938	(2,673,702)	11,647,236	87,562,406
Clough China Fund	12,655,387	(189,212)	12,466,175	37,274,792
RiverFront Conservative Income Builder Fund	539,168	(6,600)	532,568	11,573,678
RiverFront Dynamic Equity Income Fund	7,914,133	(60,330)	7,853,803	69,534,929
RiverFront Global Allocation Fund	3,807,903	(24,622)	3,783,281	28,988,104
RiverFront Global Growth Fund	7,165,054	(84,598)	7,080,456	53,934,187
RiverFront Moderate Growth & Income Fund	9,152,421	(52,790)	9,099,631	108,632,419

Deferred Tax Liability for ALPS | Alerian MLP Infrastructure Index Fund
Since the ALPS | Alerian MLP Infrastructure Index Fund (the “Fund” for purposes of this section) will be subject to taxation on its taxable income, the NAV of Fund shares will also be reduced by the accrual of any deferred tax liabilities. The Index however is calculated without any adjustments for taxes. As a result, the Fund’s after tax performance could differ significantly from the Index even if the pretax performance of the Fund and the performance of the Index are closely correlated.
174 | April 30, 2017

Notes to Financial Statements

April 30, 2017 (Unaudited)

Cash distributions from MLPs to the ALPS | Alerian MLP Infrastructure Index Fund that exceed such Fund’s allocable share of such MLP’s net taxable income are considered a tax‐deferred return of capital that will reduce the Fund’s adjusted tax basis in the equity securities of the MLP. These reductions in such Fund’s adjusted tax basis in the MLP equity securities will increase the amount of gain (or decrease the amount of loss) recognized by the Fund on a subsequent sale of the securities. The Fund will accrue deferred income taxes for any future tax liability associated with (i) that portion of MLP distributions considered to be a tax‐deferred return of capital as well as (ii) capital appreciation of its investments. Upon the sale of an MLP security, the Fund may be liable for previously deferred taxes. The Fund will rely to some extent on information provided by the MLPs, which is not necessarily timely, to estimate deferred tax liability for purposes of financial statement reporting and determining the NAV. From time to time, ALPS Advisors, Inc. will modify the estimates or assumptions related to the Fund’s deferred tax liability as new information becomes available. The Fund will generally compute deferred income taxes based on the marginal regular federal income tax rate applicable to corporations and an assumed rate attributable to state taxes.

The Fund’s income tax expense/(benefit) consists of the following:

April 30, 2017	Current	Deferred	Total
Federal	$–	$1,145,764	$1,145,764
State	–	67,398	67,398
Valuation Allowance	–	(1,213,162)	(1,213,162)
Total tax expense	$–	$–	$–

October 31, 2016	Current	Deferred	Total
Federal	$–	$102,043	$102,043
State	–	6,003	6,003
Valuation Allowance	–	(108,046)	(108,046)
Total tax expense	$–	$–	$–

Deferred income taxes reflect the net tax effect of temporary differences between the carrying amounts of assets and liabilities for financial reporting and tax purposes.

Components of the Fund’s deferred tax assets and liabilities are as follows:

As of April 30, 2017
Non‐current Deferred tax assets/(liabilities):
Net unrealized gain on investment securities	$(1,362,950)
Net Operating Loss Carryforward	1,728,619
Capital Loss Carryforward	1,035,376
Other	2,635
Less Valuation Allowance	(1,403,680)
Net Deferred tax asset	$–

As of October 31, 2016
Non‐current Deferred tax assets:
Net unrealized loss on investment securities	$1,278,651
Net Operating Loss Carryforward	651,767
Capital Loss Carryforward	684,232
Other	2,192
Less Valuation Allowance	(2,616,842)
Net Deferred tax asset	$–
175 | April 30, 2017

Notes to Financial Statements

April 30, 2017 (Unaudited)

The net operating loss carryforward is available to offset future capital income. The net operating loss can be carried forward for 20 years and, accordingly, would begin to expire as of October 31, 2035. The Fund has net operating loss carryforwards for federal income tax purposes as follows:

Year-Ended	Amount	Expiration
10/31/2015	$321,960	10/31/2035
10/31/2016	$1,228,357	10/31/2036
10/31/2017	$3,251,404	10/31/2037

The capital loss carryforward is available to offset future capital gains. The capital loss can be carried forward for 5 years and, accordingly, would begin to expire as of October 31, 2021. The Fund has capital loss carryforwards for federal income tax purposes as follows:

Year-Ended	Amount	Expiration
10/31/2016	$2,876,045	10/31/2021

The Fund reviews the recoverability of its deferred tax assets based upon the weight of available evidence. When assessing the recoverability of its deferred tax assets, significant weight was given to the effects of potential future realized and unrealized gains on investments and the period over which these deferred tax assets can be realized. Any capital losses that may be generated by the Fund are eligible to be carried back up to three years and can be carried forward for five years to offset capital gains recognized by the fund in those years. Net operating losses that may be generated by the Fund are eligible to be carried back up to two years and can be carried forward for 20 years to offset income generated by the Fund in those years.

To the extent the Fund has a deferred tax asset, consideration is given to whether or not a valuation allowance, which would offset the value of some or all of the deferred tax asset balance, is required. A valuation allowance is required if based on the evaluation criterion provided by Accounting Standards Codification (“ASC”) 740, Income Taxes (ASC 740) it is more likely than not that some portion, or all, of the deferred tax asset will not be realized. The factors considered in assessing the Fund’s valuation allowance include: the nature, frequency and severity of current and cumulative losses, the duration of the statutory carryforward periods and the associated risks that operating and capital loss carryforwards may expire unutilized. From time to time, as new information becomes available, the Fund will modify its estimates or assumptions regarding the deferred tax liability or asset.

As of the balance sheet date, Fund Management has assessed that it is not more likely than not that the deferred tax assets will be realized through future taxable income of the appropriate character. Accordingly, a valuation allowance has been established for the Fund’s deferred tax assets. The Fund will continue to assess the need for a valuation allowance in the future. Significant increases in the fair value of its portfolio of investments or other factors may change the Fund’s assessment of the recoverability of these assets and may result in the removal of the valuation allowance against all or a portion of the Fund’s gross deferred tax assets.

Total income tax expense (current and deferred) differs from the amount computed by applying the federal statutory income tax rate of 34% to net investment and realized and unrealized gain/(losses) on investment before taxes as follows:

For the Six Months Ended April 30, 2017
Income tax expense at statutory rate	$1,148,874
State income taxes (net of federal benefit)	67,581
Permanent differences, net	(3,415)
Change in estimated state referral rate	–
Other	122
Valuation Allowance	(1,213,162)
Net income tax expense/(benefit)	$–

176 | April 30, 2017

Notes to Financial Statements

April 30, 2017 (Unaudited)

For the Six Months Ended October 31, 2016
Income tax expense at statutory rate	$107,230
State income taxes (net of federal benefit)	6,308
Permanent differences, net	(5,596)
Change in estimated state referral rate	–
Other	104
Valuation Allowance	(108,046)
Net income tax expense/(benefit)	$–

The following is a tabular reconciliation of the total amounts of unrecognized tax benefits:

April 30, 2017
Unrecognized tax benefit ‐ Beginning	$–
Gross increases ‐ tax positions in prior period	–
Gross decreases ‐ tax positions in prior period	–
Gross increases ‐ tax positions in current period	–
Settlement	–
Lapse of statute of limitations	–
Net income tax expense	$–

October 31, 2016
Unrecognized tax benefit ‐ Beginning	$–
Gross increases ‐ tax positions in prior period	–
Gross decreases ‐ tax positions in prior period	–
Gross increases ‐ tax positions in current period	–
Settlement	–
Lapse of statute of limitations	–
Net income tax expense	$–

The Fund recognizes interest accrued related to unrecognized tax benefits and penalties as income tax expense. The Fund had no accrued penalties or interest for the six‐month period ended April 30, 2017.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on U.S. tax returns and state tax returns filed since inception of the fund. No U.S. federal or state income tax returns are currently under examination. Due to the nature of the Fund’s investments, the Fund may be required to file income tax returns in several states. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
177 | April 30, 2017

Notes to Financial Statements

April 30, 2017 (Unaudited)

5. SECURITIES TRANSACTIONS

Purchases and sales of securities, excluding short‐term securities and U.S. Government Obligations during the Six‐Month Period Ended April 30, 2017 were as follows:

Fund	Purchases of Securities	Proceeds from Sales of Securities
ALPS | Alerian MLP Infrastructure Index Fund	$10,359,489	$6,745,575
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund(a)	40,015,548	19,930,500
ALPS | Kotak India Growth Fund(b)	8,330,696	2,121,146
ALPS | Metis Global Micro Cap Value Fund	19,584,348	7,880,102
ALPS | Red Rocks Listed Private Equity Fund	34,021,759	169,662,020
ALPS | Sterling ETF Tactical Rotation Fund	18,848,912	21,654,692
ALPS | WMC Research Value Fund	29,789,377	33,159,225
Clough China Fund	20,116,615	25,600,067
RiverFront Conservative Income Builder Fund	5,596,877	8,628,280
RiverFront Dynamic Equity Income Fund	43,190,586	50,828,378
RiverFront Global Allocation Fund	16,751,666	21,795,054
RiverFront Global Growth Fund	32,080,705	34,832,041
RiverFront Moderate Growth & Income Fund	55,986,864	70,364,230

Purchases and sales of U.S. Government Obligations during the Six‐Month Period Ended April 30, 2017 were as follows:

Fund	Purchases of Securities	Proceeds from Sales of Securities
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund(a)	$103,137,480	$86,082,088

(a)
Purchases and sales for ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund are consolidated and include the balances of CoreCommodity Management Cayman Commodity Fund, Ltd. (wholly owned subsidiary).

(b)	Purchases and sales for ALPS | Kotak India Growth Fund are consolidated and include the balances of Kotak Mauritius Portfolio (wholly owned subsidiary).

6. BENEFICIAL INTEREST TRANSACTIONS

Shares redeemed within 90 days of purchase for ALPS | Red Rocks Listed Private Equity Fund, 60 days of purchase for ALPS | Metis Global Micro Cap Value Fund and 30 days of purchase for ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund, ALPS | Kotak India Growth Fund, and Clough China Fund, may incur a 2% short‐term redemption fee deducted from the redemption amount. In addition, shares redeemed within 30 days of purchase for the ALPS | Sterling ETF Tactical Rotation Fund may incur a 1% short‐term redemption fee. The  ALPS | Alerian MLP Infrastructure Index Fund, ALPS | WMC Research Value Fund, RiverFront Conservative Income Builder Fund, RiverFront Dynamic Equity Income Fund, RiverFront Global Allocation Fund, RiverFront Global Growth Fund, and RiverFront Moderate Growth & Income Fund shares do not incur redemption fees.

For the Six‐Month Period Ended April 30, 2017, the amounts listed below were retained by the Funds. These amounts are reflected in “Shares redeemed” in the Statements of Changes in Net Assets.
178 | April 30, 2017

Notes to Financial Statements

April 30, 2017 (Unaudited)

	Redemption Fee Retained
Fund	For the Six Months Ended April 30, 2017 (Unaudited)	For the Year Ended October 31, 2016
ALPS | Alerian MLP Infrastructure Index Fund - Class A	$–	$2,343
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund - Class A	607	952
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund - Class I	20,813	37,944
ALPS | Kotak India Growth Fund - Class A	578	10
ALPS | Kotak India Growth Fund - Class C	–	102
ALPS | Kotak India Growth Fund - Class I	–	7
ALPS | Metis Global Micro Cap Value Fund - Class A(a)	97	198
ALPS | Metis Global Micro Cap Value Fund - Class I(a)	423	–
ALPS | Red Rocks Listed Private Equity Fund - Class A	1,135	16,347
ALPS | Red Rocks Listed Private Equity Fund - Class C	447	272
ALPS | Red Rocks Listed Private Equity Fund - Class I	11,501	58,375
ALPS | Sterling ETF Tactical Rotation Fund - Class A	–	23
ALPS | Sterling ETF Tactical Rotation Fund - Class I	–	172
Clough China Fund - Class A	–	650
Clough China Fund - Class C	–	101
Clough China Fund - Class I	260	2,551

(a)	The Fund commenced operations on December 24, 2015.

Transactions in shares of capital stock were as follows:

	ALPS | Alerian MLP Infrastructure Index Fund
	For the Six Months Ended April 30, 2017 (Unaudited)	For the Year Ended October 31, 2016
Class A
Shares sold	460,559	1,353,490
Dividends reinvested	24,929	119,284
Shares redeemed	(487,229)	(1,755,246)
Net decrease in shares outstanding	(1,741)	(282,472)
Class C
Shares sold	214,206	678,733
Dividends reinvested	20,916	107,988
Shares redeemed	(254,735)	(553,699)
Net increase/(decrease) in shares outstanding	(19,613)	233,022
Class I
Shares sold	762,288	2,801,399
Dividends reinvested	48,283	221,667
Shares redeemed	(347,348)	(667,182)
Net increase in shares outstanding	463,223	2,355,884
179 | April 30, 2017

Notes to Financial Statements

April 30, 2017 (Unaudited)

	ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund
	For the Six Months Ended April 30, 2017 (Unaudited)	For the Year Ended October 31, 2016
Class A
Shares sold	2,857,784	2,078,071
Dividends reinvested	1,656	–
Shares redeemed	(570,194)	(2,244,116)
Net increase/(decrease) in shares outstanding	2,289,246	(166,045)
Class C
Shares sold	365,320	301,619
Dividends reinvested	–	–
Shares redeemed	(233,991)	(469,230)
Net increase/(decrease) in shares outstanding	131,329	(167,611)
Class I
Shares sold	20,120,900	38,694,156
Dividends reinvested	58,580	–
Shares redeemed	(13,671,198)	(25,932,814)
Net increase in shares outstanding	6,508,282	12,761,342

	ALPS | Kotak India Growth Fund
	For the Six Months Ended April 30, 2017 (Unaudited)	For the Year Ended October 31, 2016
Class A
Shares sold	251,850	95,245
Dividends reinvested	4,607	65,989
Shares redeemed	(93,527)	(162,724)
Net increase/(decrease) in shares outstanding	162,930	(1,490)
Class C
Shares sold	8,374	5,570
Dividends reinvested	2,156	25,549
Shares redeemed	(8,668)	(29,391)
Net increase in shares outstanding	1,862	1,728
Class I
Shares sold	515,745	192,239
Dividends reinvested	8,955	102,843
Shares redeemed	(77,191)	(189,585)
Net increase in shares outstanding	447,509	105,497
180 | April 30, 2017

Notes to Financial Statements

April 30, 2017 (Unaudited)

	ALPS | Metis Global Micro Cap Value Fund
	For the Six Months Ended April 30, 2017 (Unaudited)	For the Period December 24, 2015 (Commencement) to October 31, 2016
Class A
Shares sold	250,104	72,442
Dividends reinvested	8,098	–
Shares redeemed	(6,525)	(946)
Net increase in shares outstanding	251,677	71,496
Class C
Shares sold	12,236	22,381
Dividends reinvested	1,091	–
Shares redeemed	(2,014)	–
Net increase in shares outstanding	11,313	22,381
Class I
Shares sold	678,131	1,323,269
Dividends reinvested	82,254	–
Shares redeemed	(17,177)	(2,409)
Net increase in shares outstanding	743,208	1,320,860

	ALPS | Red Rocks Listed Private Equity Fund
	For the Six Months Ended April 30, 2017 (Unaudited)	For the Year Ended October 31, 2016
Class A
Shares sold	1,151,709	5,175,428
Dividends reinvested	102,237	2,082,869
Shares redeemed	(13,878,692)	(15,426,234)
Net decrease in shares outstanding	(12,624,746)	(8,167,937)
Class C
Shares sold	180,713	372,093
Dividends reinvested	23,898	161,570
Shares redeemed	(421,416)	(1,037,361)
Net decrease in shares outstanding	(216,805)	(503,698)
Class I
Shares sold	3,109,559	13,689,387
Dividends reinvested	321,770	2,315,329
Shares redeemed	(11,374,270)	(29,797,754)
Net decrease in shares outstanding	(7,942,941)	(13,793,038)
Class R
Shares sold	93,045	233,544
Dividends reinvested	8,992	48,064
Shares redeemed	(85,838)	(275,974)
Net increase in shares outstanding	16,199	5,634
181 | April 30, 2017

Notes to Financial Statements

April 30, 2017 (Unaudited)

	ALPS | Sterling ETF Tactical Rotation Fund
	For the Six Months Ended April 30, 2017 (Unaudited)	For the Year Ended October 31, 2016
Class A
Shares sold	35,556	172,061
Dividends reinvested	17,177	12,338
Shares redeemed	(292,514)	(1,067,645)
Net decrease in shares outstanding	(239,781)	(883,246)
Class C
Shares sold	7,288	27,924
Dividends reinvested	4,606	2,271
Shares redeemed	(47,989)	(141,979)
Net decrease in shares outstanding	(36,095)	(111,784)
Class I
Shares sold	269,852	270,021
Dividends reinvested	17,883	18,640
Shares redeemed	(315,419)	(1,593,551)
Net decrease in shares outstanding	(27,684)	(1,304,890)

	ALPS | WMC Research Value Fund
	For the Six Months Ended April 30, 2017 (Unaudited)	For the Year Ended October 31, 2016
Class A
Shares sold	46,900	36,897
Dividends reinvested	174,464	1,861,799
Shares redeemed	(245,712)	(749,507)
Net increase/(decrease) in shares outstanding	(24,348)	1,149,189
Class C
Shares sold	26,901	40,514
Dividends reinvested	814	20,844
Shares redeemed	(5,819)	(82,540)
Net increase/(decrease) in shares outstanding	21,896	(21,182)
Class I
Shares sold	245,724	674,466
Dividends reinvested	145,301	1,399,500
Shares redeemed	(576,580)	(593,532)
Net increase/(decrease) in shares outstanding	(185,555)	1,480,434
182 | April 30, 2017

Notes to Financial Statements

April 30, 2017 (Unaudited)

	Clough China Fund
	For the Six Months Ended April 30, 2017 (Unaudited)	For the Year Ended October 31, 2016
Class A
Shares sold	23,001	77,224
Dividends reinvested	537	11,930
Shares redeemed	(180,988)	(380,746)
Net decrease in shares outstanding	(157,450)	(291,592)
Class C
Shares sold	1,215	34,861
Dividends reinvested	–	1,522
Shares redeemed	(109,544)	(122,615)
Net decrease in shares outstanding	(108,329)	(86,232)
Class I
Shares sold	43,599	312,441
Dividends reinvested	2,890	17,964
Shares redeemed	(303,349)	(469,529)
Net decrease in shares outstanding	(256,860)	(139,124)

	RiverFront Conservative Income Builder Fund
	For the Six Months Ended April 30, 2017 (Unaudited)	For the Year Ended October 31, 2016
Class A
Shares sold	11,688	40,524
Dividends reinvested	469	1,467
Shares redeemed	(47,301)	(42,823)
Net decrease in shares outstanding	(35,144)	(832)
Class C
Shares sold	33,731	457,023
Dividends reinvested	4,664	8,597
Shares redeemed	(293,750)	(189,391)
Net increase/(decrease) in shares outstanding	(255,355)	276,229
Class I
Shares sold	17,320	90,395
Dividends reinvested	1,770	3,804
Shares redeemed	(33,582)	(86,636)
Net increase/(decrease) in shares outstanding	(14,492)	7,563
183 | April 30, 2017

Notes to Financial Statements

April 30, 2017 (Unaudited)

	RiverFront Dynamic Equity Income Fund
	For the Six Months Ended April 30, 2017 (Unaudited)	For the Year Ended October 31, 2016
Class A
Shares sold	98,928	561,317
Dividends reinvested	8,888	60,340
Shares redeemed	(322,016)	(552,664)
Net increase/(decrease) in shares outstanding	(214,200)	68,993
Class C
Shares sold	86,733	510,382
Dividends reinvested	10,128	88,886
Shares redeemed	(553,826)	(743,582)
Net decrease in shares outstanding	(456,965)	(144,314)
Class I
Shares sold	314,270	998,443
Dividends reinvested	14,656	74,325
Shares redeemed	(490,770)	(544,834)
Net increase/(decrease) in shares outstanding	(161,844)	527,934

	RiverFront Global Allocation Fund
	For the Six Months Ended April 30, 2017 (Unaudited)	For the Year Ended October 31, 2016
Class A
Shares sold	42,426	68,762
Dividends reinvested	7,192	9,681
Shares redeemed	(64,300)	(228,709)
Net decrease in shares outstanding	(14,682)	(150,266)
Class C
Shares sold	25,830	173,583
Dividends reinvested	14,239	19,399
Shares redeemed	(328,906)	(355,357)
Net decrease in shares outstanding	(288,837)	(162,375)
Class I
Shares sold	113,596	270,958
Dividends reinvested	17,053	24,795
Shares redeemed	(253,545)	(644,674)
Net decrease in shares outstanding	(122,896)	(348,921)
184 | April 30, 2017

Notes to Financial Statements

April 30, 2017 (Unaudited)

	RiverFront Global Growth Fund
	For the Six Months Ended April 30, 2017 (Unaudited)	For the Year Ended October 31, 2016
Class A
Shares sold	76,893	213,667
Dividends reinvested	9,084	31,179
Shares redeemed	(145,847)	(847,250)
Net decrease in shares outstanding	(59,870)	(602,404)
Class C
Shares sold	41,904	145,830
Dividends reinvested	10,065	21,584
Shares redeemed	(179,149)	(243,333)
Net decrease in shares outstanding	(127,180)	(75,919)
Class I
Shares sold	278,864	174,701
Dividends reinvested	9,170	26,491
Shares redeemed	(113,596)	(628,217)
Net increase/(decrease) in shares outstanding	174,438	(427,025)
Class L
Shares sold	170,645	193,055
Dividends reinvested	21,882	44,157
Shares redeemed	(289,786)	(446,291)
Net decrease in shares outstanding	(97,259)	(209,079)
Investor Class
Shares sold	10,001	2,428
Dividends reinvested	3,773	10,345
Shares redeemed	(111,957)	(165,289)
Net decrease in shares outstanding	(98,183)	(152,516)

	RiverFront Moderate Growth & Income Fund
	For the Six Months Ended April 30, 2017 (Unaudited)	For the Year Ended October 31, 2016
Class A
Shares sold	63,144	408,231
Dividends reinvested	13,691	74,720
Shares redeemed	(542,335)	(587,432)
Net decrease in shares outstanding	(465,500)	(104,481)
Class C
Shares sold	154,324	927,265
Dividends reinvested	23,873	189,021
Shares redeemed	(1,105,114)	(1,622,269)
Net decrease in shares outstanding	(926,917)	(505,983)
Class I
Shares sold	311,236	1,559,584
Dividends reinvested	28,879	170,570
Shares redeemed	(564,755)	(1,930,466)
Net decrease in shares outstanding	(224,640)	(200,312)
185 | April 30, 2017

Notes to Financial Statements

April 30, 2017 (Unaudited)

7. AFFILIATED COMPANIES

Funds may invest in certain securities that are considered securities issued by affiliated companies. As defined by the Investment Company Act of 1940, an affiliated person, including an affiliated company, is one in which a Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The purchases, sales, dividend income, capital gains, return of capital distributions received, shares and value of investments in affiliated companies for the six months ended April 30, 2016 were as follows:

	Share Balance November 1, 2016	Purchases	Sales	Share Balance April 30, 2017	Dividend Income	Realized Gain	Market Value April 30, 2017
RiverFront Conservative Income Builder Fund	38,857	–	14,617	24,240	$17,835	$3,657	$613,999
RiverFront Dynamic Equity Income Fund	129,408	–	17,051	112,357	$66,168	$8,768	$2,846,003
RiverFront Global Allocation Fund	28,560	–	4,737	23,823	$14,639	$4,195	$603,436
RiverFront Moderate Growth & Income Fund	336,873	–	99,688	237,185	$164,165	$7,398	$6,007,896

8. MANAGEMENT AND RELATED‐PARTY TRANSACTIONS

ALPS Advisors, Inc. (“AAI”), subject to the authority of the Board, is responsible for the overall management of the Funds listed below. AAI has delegated daily management of the Funds listed below to the corresponding Sub‐Advisor(s) listed in the table below. Each Sub‐Advisor manages the investments of the Fund in accordance with its investment objective, policies and limitations and investment guidelines established jointly by AAI and the Board.

Fund	Sub-Advisor(s)
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund	CoreCommodity Management, LLC
ALPS | Kotak India Growth Fund	Kotak Mahindra (UK) Limited
ALPS | Metis Global Micro Cap Value Fund	Metis Global Partners, LLC
ALPS | Red Rocks Listed Private Equity Fund	Red Rocks Capital, LLC(a)
ALPS | Sterling ETF Tactical Rotation Fund	Sterling Global Strategies, LLC
ALPS | WMC Research Value Fund	Wellington Management Company, LLP
Clough China Fund	Clough Capital Partners, LP
RiverFront Conservative Income Builder Fund	RiverFront Investment Group, LLC
RiverFront Dynamic Equity Income Fund	RiverFront Investment Group, LLC
RiverFront Global Allocation Fund	RiverFront Investment Group, LLC
RiverFront Global Growth Fund	RiverFront Investment Group, LLC
RiverFront Moderate Growth & Income Fund	RiverFront Investment Group, LLC

(a)	Red Rocks Capital LLC is a subsidiary of ALPS Advisors, Inc.

Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), the Funds listed below pay AAI an annual management fee which is based on each Fund’s average daily net assets. The management fee is paid on a monthly basis. The following table reflects the Funds’ contractual management fee rates (expressed as an annual rate).

Fund	Contractual Management Fee
ALPS | Alerian MLP Infrastructure Index Fund	0.70%
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund	0.85%
ALPS | Kotak India Growth Fund	1.25%
ALPS | Metis Global Micro Cap Value Fund	1.25%
ALPS | Red Rocks Listed Private Equity Fund	0.85%
ALPS | Sterling ETF Tactical Rotation Fund	0.95%
ALPS | WMC Research Value Fund	0.95%(a)
186 | April 30, 2017

Notes to Financial Statements

April 30, 2017 (Unaudited)

Fund	Contractual Management Fee
Clough China Fund	1.35%
RiverFront Conservative Income Builder Fund	0.85%
RiverFront Dynamic Equity Income Fund	0.85%
RiverFront Global Allocation Fund	0.85%
RiverFront Global Growth Fund	0.85%
RiverFront Moderate Growth & Income Fund	0.85%

(a)	The contractual management fee is 0.95% for the first $250 million of net assets, 0.85% for the next $250 million of net assets, and 0.75% for net assets in excess of $500 million.

Pursuant to an Investment Sub‐advisory Agreement, AAI pays the Sub‐Advisors of the Funds listed below an annual sub‐advisory management fee which is based on each Fund’s average daily assets. AAI is required to pay all fees due to each Sub‐Advisor out of the management fee AAI receives from each Fund listed below. The following table reflects the Funds’ contractual sub‐advisory fee rates.

Fund	Average Daily Net Assets of the Fund	Contractual Sub-Advisory Fee
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund	All Asset Levels	0.75%
ALPS | Kotak India Growth Fund	First $50 Million	1.15%
	Over $50 Million	1.05%
ALPS | Metis Global Micro Cap Value Fund	All Asset Levels	1.00%
ALPS | Red Rocks Listed Private Equity Fund	All Asset Levels	0.57%
ALPS | Sterling ETF Tactical Rotation Fund	All Asset Levels	0.60%
ALPS | WMC Research Value Fund	First $250 Million	0.50%
	$250 Million ‐ $500 Million	0.40%
	Over $500 Million	0.30%
Clough China Fund	All Asset Levels	0.90%
RiverFront Conservative Income Builder Fund	All Asset Levels	0.60%
RiverFront Dynamic Equity Income Fund	All Asset Levels	0.60%
RiverFront Global Allocation Fund	All Asset Levels	0.60%
RiverFront Global Growth Fund	All Asset Levels	0.60%
RiverFront Moderate Growth & Income Fund	All Asset Levels	0.60%

ALPS | Alerian MLP Infrastructure Index Fund
AAI has contractually agreed to limit the amount of the Fund’s total annual expenses, exclusive of distribution and service (12b‐1) fees, shareholder services fees, acquired fund fees and expenses, brokerage  commissions, taxes and extraordinary expenses  that exceed the following annual  rates below.

ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund
AAI and CoreCommodity Management LLC have contractually agreed to limit the amount of the Fund’s total annual expenses, exclusive of distribution and service (12b‐1) fees, shareholder services fees, acquired fund fees and expenses, brokerage commissions, interest expense, taxes and extraordinary expenses that exceed the following annual rates below.

ALPS | Kotak India Growth Fund
Prior to April 1, 2017, AAI and Kotak Mahindra (UK) Limited have contractually agreed to limit the amount of the Fund’s total annual expenses, exclusive of distribution and  service  (12b‐1)  fees,  shareholder  services  fees,  acquired  fund  fees  and  expenses,  brokerage  expenses,  interest  expenses,  taxes  and extraordinary expenses that exceed the following annual rates below. Effective April 1, 2017, Kotak will enter into a Novation Agreement with the Fund, AAI and Kotak Mahindra Asset Management (Singapore) Pte. Ltd. (“KMAMS”), another wholly owned subsidiary of Kotak Mahindra Bank Limited, whereby KMAMS will assume all of Kotak’s rights and obligations under the current Sub‐Advisory Agreement.
187 | April 30, 2017

Notes to Financial Statements

          April 30, 2017 (Unaudited)

ALPS | Metis Global Micro Cap Value Fund
AAI and Metis Global Partners, LLC have contractually agreed to limit the amount of the Fund’s total annual expenses, exclusive of distribution and service (12b‐1) fees, shareholder services fees, acquired fund fees and expenses, brokerage expenses, interest expense, taxes and extraordinary expenses that exceed the following annual rates below.

ALPS | Red Rocks Listed Private Equity Fund
AAI and Red Rocks Capital LLC have contractually agreed to limit the amount of the Fund’s total annual expenses, exclusive of distribution and service (12b‐1) fees, shareholder service fees, brokerage expenses, interest expense, taxes and extraordinary expenses that exceed the following annual rates below.

ALPS | Sterling ETF Tactical Rotation Fund
AAI and Sterling Global Strategies LLC have contractually agreed to limit the amount of the Fund’s total annual expenses, exclusive of Rule 12b‐1 fees, shareholder service fees, acquired fund fees and expenses, brokerage expenses, interest expense, taxes and extraordinary expenses that exceed the following annual rates below.

ALPS | WMC Research Value Fund
AAI has contractually agreed to limit the amount of the Fund’s total annual expenses, exclusive of distribution and service (12b‐1) fees, shareholder service fees, acquired fund fees and expenses, brokerage expenses, interest expense, taxes and extraordinary expenses that exceed the following annual rates below.

Clough China Fund
AAI has contractually agreed to limit the amount of the Fund’s total annual expenses, exclusive of underlying fund fees and expenses, interest, taxes, brokerage costs and commissions, dividend and interest expense on short sales, litigation, indemnification and extraordinary expenses as determined under generally accepted accounting principles that exceed the following annual rates below.

RiverFront Funds
AAI and RiverFront Investment Group, LLC have contractually agreed to limit the amount of each Fund’s total annual expenses, exclusive of distribution and service (12b‐1) fees, shareholder services fees, acquired fund fees and expenses, brokerage commissions, taxes and extraordinary expenses that exceed the following annual rates below.

These agreements are reevaluated on an annual basis. The current agreement runs through February 28, 2018. Fees waived or reimbursed for the Six‐Month Period Ended April 30, 2017 are disclosed on the Statement of Operations or Consolidated Statement of Operations.

Fund	Class A	Class C	Class I	Class Inv	Class L	Class R
ALPS | Alerian MLP Infrastructure Index Fund	0.85%	0.85%	0.85%	N/A	N/A	N/A
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund	1.05%	1.05%	1.15%	N/A	N/A	N/A
ALPS | Kotak India Growth Fund	1.60%	1.60%	1.60%	N/A	N/A	N/A
ALPS | Metis Global Micro Cap Value Fund	1.70%	1.70%	1.70%	N/A	N/A	N/A
ALPS | Red Rocks Listed Private Equity Fund	1.25%	1.25%	1.25%	N/A	N/A	1.25%
ALPS | Sterling ETF Tactical Rotation Fund	1.15%	1.15%	1.15%	N/A	N/A	N/A
ALPS | WMC Research Value Fund	0.90%	0.90%	0.90%	N/A	N/A	N/A
Clough China Fund	1.95%	2.70%	1.70%	N/A	N/A	N/A
RiverFront Conservative Income Builder Fund	0.90%	0.90%	0.90%	N/A	N/A	N/A
RiverFront Dynamic Equity Income Fund	0.90%	0.90%	0.90%	N/A	N/A	N/A
RiverFront Global Allocation Fund	0.90%	0.90%	0.90%	N/A	N/A	N/A
RiverFront Global Growth Fund	0.90%	0.90%	0.90%	0.90%	0.90%	N/A
RiverFront Moderate Growth & Income Fund	0.90%	0.90%	0.90%	N/A	N/A	N/A

The Advisor(s) and each Sub‐Advisor are permitted to recover expenses they have waived or reimbursed, on a class‐by‐class basis, through the agreements described above to the extent that expenses in later periods fall below the annual limits set forth in these agreements. Clough China Fund is not obligated to pay any such waived or reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or  expenses  were  waived  or  reimbursed. The ALPS | Alerian  MLP  Infrastructure  Index  Fund,  ALPS | CoreCommodity  Management CompleteCommodities® Strategy Fund, ALPS | Kotak India Growth Fund, ALPS | Metis Global Micro Cap Value Fund, ALPS | Red Rocks Listed Private Equity Fund, ALPS | Sterling ETF Tactical Rotation Fund, ALPS | WMC Research Value Fund, RiverFront Conservative  Income Builder Fund, RiverFront Global Growth Fund, RiverFront Dynamic Equity Income Fund, RiverFront Global Allocation Fund and RiverFront Moderate Growth & Income Fund are not obligated to pay any such waived or reimbursed fees and expenses more than three years after the end of the fiscal year in which the fees or expenses were waived or reimbursed. As of the Fiscal Year or Period Ended October 31, 2016, the Advisor and Sub‐Advisor(s) may seek reimbursement of previously waived and reimbursed fees as follows:
188 | April 30, 2017

Notes to Financial Statements

April 30, 2017 (Unaudited)

Fund	Expires 4/30/17	Expires 10/31/17	Expires 10/31/18	Expires 10/31/19	Total
ALPS | Alerian MLP Infrastructure Index Fund ‐ Class A	$95,994	$48,763	$74,027	$46,940	$265,724
ALPS | Alerian MLP Infrastructure Index Fund ‐ Class C	28,674	24,506	48,448	39,470	141,098
ALPS | Alerian MLP Infrastructure Index Fund ‐ Class I	38,321	23,255	34,028	82,786	178,390
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund ‐ Class A	54,765	5,093	6,800	N/A	66,658
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund ‐ Class C	9,025	1,738	1,838	N/A	12,601
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund ‐ Class I	20,464	11,487	86,129	N/A	118,080
ALPS | Kotak India Growth Fund ‐ Class A	198,350	81,178	95,360	99,781	474,669
ALPS | Kotak India Growth Fund ‐ Class C	38,130	16,958	29,402	36,083	120,573
ALPS | Kotak India Growth Fund ‐ Class I	87,957	78,796	150,329	155,959	473,041
ALPS | Red Rocks Listed Private Equity Fund ‐ Class A	N/A	N/A	N/A	N/A	N/A
ALPS | Red Rocks Listed Private Equity Fund ‐ Class C	N/A	N/A	N/A	N/A	N/A
ALPS | Red Rocks Listed Private Equity Fund ‐ Class I	N/A	N/A	N/A	N/A	N/A
ALPS | Red Rocks Listed Private Equity Fund ‐ Class R	N/A	N/A	N/A	N/A	N/A
ALPS | Metis Global Micro Cap Value Fund ‐ Class A	N/A	N/A	N/A	3,182	3,182
ALPS | Metis Global Micro Cap Value Fund ‐ Class C	N/A	N/A	N/A	1,243	1,243
ALPS | Metis Global Micro Cap Value Fund ‐ Class I	N/A	N/A	N/A	172,314	172,314
ALPS | Sterling ETF Tactical Rotation Fund ‐ Class A	N/A	15,562	78,926	68,453	162,941
ALPS | Sterling ETF Tactical Rotation Fund ‐ Class C	N/A	7,752	8,258	15,622	31,632
ALPS | Sterling ETF Tactical Rotation Fund ‐ Class I	N/A	53,715	86,740	76,409	216,864
ALPS | WMC Research Value Fund ‐ Class A	39,957	25,559	51,771	190,057	307,344
ALPS | WMC Research Value Fund ‐ Class C	81	74	1,084	2,075	3,314
ALPS | WMC Research Value Fund ‐ Class I	31,790	18,931	38,056	155,578	244,355
Clough China Fund ‐ Class A	N/A	N/A	N/A	17,281	17,281
Clough China Fund ‐ Class C	N/A	N/A	N/A	10,804	10,804
Clough China Fund ‐ Class I	N/A	N/A	N/A	38,704	38,704
RiverFront Conservative Income Builder Fund ‐ Class A	14,608	6,814	10,172	7,737	39,331
RiverFront Conservative Income Builder Fund ‐ Class C	50,526	28,317	44,843	74,216	197,902
RiverFront Conservative Income Builder Fund ‐ Class I	23,541	11,336	19,129	15,087	69,093
RiverFront Dynamic Equity Income Fund ‐ Class A	28,302	20,436	36,445	43,635	128,818
RiverFront Dynamic Equity Income Fund ‐ Class C	55,724	35,936	65,254	69,414	226,328
RiverFront Dynamic Equity Income Fund ‐ Class I	39,925	24,440	43,549	53,711	161,625
189 | April 30, 2017

Notes to Financial Statements

          April 30, 2017 (Unaudited)

Fund	Expires 4/30/17	Expires 10/31/17	Expires 10/31/18	Expires 10/31/19	Total
RiverFront Global Allocation Fund ‐ Class A	$31,141	$15,480	$24,491	$21,853	$92,965
RiverFront Global Allocation Fund ‐ Class C	41,816	26,510	44,562	48,665	161,553
RiverFront Global Allocation Fund ‐ Class I	30,843	21,126	43,041	51,640	146,650
RiverFront Global Growth Fund ‐ Class A	28,381	20,676	40,534	37,416	127,007
RiverFront Global Growth Fund ‐ Class C	22,962	13,878	29,002	31,550	97,392
RiverFront Global Growth Fund ‐ Class I	27,339	29,599	36,381	32,793	126,112
RiverFront Global Growth Fund ‐ Class L	60,282	15,078	60,547	60,762	196,669
RiverFront Global Growth Fund ‐ Investor Class	22,272	9,650	17,309	14,660	63,891
RiverFront Moderate Growth & Income Fund	52,042	25,024	39,744	37,280	154,090
RiverFront Moderate Growth & Income Fund	96,176	54,689	102,129	107,193	360,187
RiverFront Moderate Growth & Income Fund	55,830	33,901	67,898	73,653	231,282

ALPS | CoreCommodity recovered $10,272 of reimbursed expense during the financial year ended October 31, 2016.

ALPS | CoreCommodity recovered $124,102 of reimbursed expense during the Six‐Month Period Ended April 30, 2017.

ALPS Portfolio Solutions Distributor, Inc. (the “Distributor”) acts as the distributor of the Funds’ shares pursuant to a Distribution Agreement with the Trust. Shares are sold on a continuous basis by the Distributor, as agent for the Funds, and the Distributor has agreed to use its best efforts to solicit orders for the sale of Funds’ shares, although it is not obliged to sell any particular amount of shares. The Distributor is not entitled to any compensation for its services. The Distributor is registered as a broker ‐dealer with the Securities and Exchange Commission. The Funds’ Distributor is also the distributor of the Select Sector SPDR exchange traded funds (the “Underlying Sector ETFs”). As required by exemptive relief obtained by the Underlying Sector ETFs, the Advisor(s) will reimburse any applicable Fund an amount equal to the distribution fee received by the Distributor from the Underlying Sector ETFs attributable to such Fund’s investment in the Underlying Sector ETFs, for so long as the Distributor acts as distributor  to  such  Fund  and  the  Underlying  Sector  ETFs.  There  were  no  amounts  reimbursed  during  the  Funds’  Six‐Month  Period  Ended  April 30, 2017.

Distribution and Services (12b‐1) Plans
Each Fund has adopted Distribution and Services Plans (the “Plans”) pursuant to Rule 12b‐1 of the 1940 Act for its Class A, Class C, Class R  (ALPS | Red Rocks Listed Private Equity Fund only) and Investor Class (RiverFront Global Growth Fund only) shares. A description of the Distribution and Services Plan for the Class C shares of the ALPS | Metis Global Micro Cap Value Fund is provided below. The Plans allows a Fund to use Class A, Class C, Class R and Investor Class assets to pay fees in connection with the distribution and marketing of Class A, Class C, Class R and Investor Class shares and/or the provision of shareholder services to Class A, Class C, Class R and Investor Class shareholders. The Plans permit payment for services in connection with the administration of plans or programs that use Class A, Class C, Class R and Investor Class shares of a Fund, if any, as their funding medium and for related expenses. The Plans permit a Fund to make total payments at an annual rate of up to 0.25% of a Fund’s average daily net assets attributable to its Class A and Investor Class shares, 0.75% of a Fund’s average daily net assets attributable to its Class C shares and 0.50% of the ALPS | Red Rocks Listed Private Equity Fund’s average daily net assets attributable to its Class R shares.

Under  the  terms  of  the  Plans,  the  Trust  is authorized  to  make  payments  to  the  Distributor  for  remittance  to  financial  intermediaries,  as compensation for distribution and/or  shareholder ongoing services performed  by such  entities for beneficial shareholders of the Fund. The Distributor is entitled to retain some or all fees payable under the Plans in certain circumstances, including when there is no broker of record or when certain qualification standards have not been met by the broker of record.

The ALPS | Metis Global Micro Cap Value Fund has adopted a Distribution and Services Plan (the “Metis Plan”) pursuant to Rule 12b‐1 of the 1940 Act for its Class C shares. The Metis Plan permits the Fund to make total payments at an aggregate amount not to exceed 1.00% per annum of the average daily net assets of the Fund’s Class C Shares as follows: (a) an amount equal to the daily equivalent of 0.75% per annum of the net asset value of a Fund’s Class C Shares outstanding on each day, which shall accrue daily and is payable no more frequently than monthly in arrears, as a distribution and marketing fee (the “Distribution Fee”). The Distribution Fee may be used by the Distributor to compensate intermediaries for distribution and sales‐related expenses or activities in respect of Class C shares of the Fund; and (b) an amount equal to the daily equivalent of 0.25% per annum of the net asset value of the Fund’s Class C shares outstanding on each day, which shall accrue daily and is payable no more frequently  than  monthly  in  arrears,  as  a  service  fee  (the  “Service  Fee”).  The  Service  Fee  may  be  used  by  the  Distributor  to  compensate intermediaries for service‐related expenses or activities in respect of Class C shares of the Fund.
190 | April 30, 2017

Notes to Financial Statements

          April 30, 2017 (Unaudited)

Under the terms of the Metis Plan, the Distribution Fee may be retained by the Distributor or used to compensate intermediaries for any activities or expenses primarily intended to finance, directly or indirectly, any activity which is anticipated to result in the sale of Class C shares issued by the Fund. The Service Fee may be used by the Distributor in part  for the implementation of shareholder service arrangements or to compensate intermediaries for personal services rendered to Class C shareholders of the Fund and/or maintenance of Class C shareholder accounts (but will generally not be spent on record keeping charges, accounting expenses, transfer agent costs or custodian fees).

The expenses of the Plans and the Metis Plan are reflected as distribution and service fees on the Statement of Operations or Consolidated Statement of Operations. Because these fees are paid out of a Fund’s Class A, Class C, Class R and Investor Class assets, if any, on an ongoing basis, over time they will increase the cost of an investment in Class A, Class C, Class R and Investor Class shares, if any, and Plan fees may cost an investor more than other types of sales charges.

Shareholder Services Plans
Each Fund has adopted a shareholder services plan with respect to their Class A shares (the “Class A Shareholder Services Plan”). Under the Class A Shareholder Services Plan, the Funds are authorized to compensate certain financial intermediaries, including broker‐dealers and Fund affiliates (“Participating Organizations”), an aggregate fee in an amount not to exceed on an annual basis 0.15% for Class A shares of the average daily net asset value of Class A shares of the Funds attributable to or held in the name of a Participating Organization pursuant to an agreement with a such Participating Organizations (“Agreement”). Each Agreement will set forth the non‐distribution related shareholder services to be performed by the Participating Organization for the benefit of a Fund’s shareholders who have elected to have such Participating Organization service their accounts. Any amount of such payment not paid to Participating Organizations during the Fund’s fiscal year for such service activities shall be reimbursed to the Fund as soon as practicable after the end of the fiscal year. Class A Shareholder Services Plan fees are included with distribution and service fees on the Statements of Operations.

Each Fund has adopted a shareholder services plan with respect to its Class C shares (the “Class C Shareholder Services Plan”). Under the Class C Shareholder Services Plan, the Funds are authorized to pay banks and their affiliates and other institutions, including broker‐dealers and Fund affiliates (“Participating Organizations”), an aggregate fee in an amount not to exceed on an annual basis 0.25% for Class C shares of the average daily net asset value of the Class C shares attributable to or held in the name of a Participating Organization for its clients as compensation for providing shareholder service activities, which do not include distribution services, pursuant to an agreement with a Participating Organization. Any amount of such payment not paid to Participating Organizations during a Fund’s fiscal year for such service activities shall be reimbursed to the Fund as soon as practicable after the end of the fiscal year. Class C Shareholder Services Plan fees are included with distribution and service fees on the Statements of Operations.

Certain intermediaries may charge networking, omnibus account or other administrative fees with respect to transactions in shares of each Fund. Transactions may be processed through the National Securities Clearing Corporation or similar systems or processed on a manual basis. These fees generally are paid by the Fund to the Distributor, which uses such fees to reimburse intermediaries. In the event an intermediary receiving payments from the Distributor on behalf of the Fund converts from a networking structure to an omnibus account structure or otherwise experiences increased costs, fees borne by the Fund may increase. Networking fees are shown in the Statements of Operations, if applicable to  the Fund.

ALPS Fund Services, Inc. (“ALPS”) serves as administrator to the Funds and the Funds have agreed to pay expenses incurred in connection with their administrative activities. Pursuant to an Administrative Agreement, ALPS provides operational services to the Funds including, but not limited to, fund accounting and fund administration and generally assists in the Funds’ operations. Officers of the Trust are employees of ALPS. The Funds’ administration fee is accrued on a daily basis and paid monthly. Administration fees paid by the Funds for the Six‐Month Period Ended April 30, 2017 are disclosed in the Statement of Operations.

ALPS is reimbursed by the Funds for certain out‐of‐pocket expenses.

Trustees
The fees and expenses of the independent trustees of the Board are presented in the Statements of Operations

9.  INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses which may permit indemnification to the extent permissible under applicable law. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.
191 | April 30, 2017

Notes to Financial Statements

          April 30, 2017 (Unaudited)

10. RECENT ACCOUNTING PRONOUNCEMENT

On October 13, 2016, the SEC amended Regulation S‐X, which will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S‐X is August 1, 2017. Management is currently evaluating the impact to the financial statements and disclosures.

11. SUBSEQUENT EVENT

On  June  6,  2017,  the  Board,  based  upon  the  recommendation  the  Advisor  and  the  Sub‐Advisor  has  determined  to  close  and  liquidate  the ALPS/Sterling ETF Tactical Rotation Fund (the “Fund”).  The Board concluded that it would be in the best interests of the Fund and its shareholders that the Fund be closed and liquidated as a series of the Trust effective as of the close of business on June 26, 2017. The Fund will be closed to new purchases effective as of the close of business on June 6, 2017.  Please refer to the Prospectus Supplement dated June 6, 2017 for additional information.
192 | April 30, 2017

Additional Information

          April 30, 2017 (Unaudited)

1.  FUND HOLDINGS

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N‐Q within 60 days after the end of the period. Copies of the Funds’ Form N‐Q are available without charge on the SEC website at http:// www.sec.gov. You may also review and copy the Form N‐Q at the SEC’s Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, please call the SEC at 1‐800‐SEC‐0330.

2.  FUND PROXY VOTING POLICIES, PROCEDURES AND SUMMARIES

Fund policies and procedures used in determining how to vote proxies and information regarding how each of the Funds voted proxies relating to portfolio securities during the most recent prior 12‐month period ending June 30 are available without charge, (1) upon request, by calling (toll‐free) (866) 759‐5679 and (2) on the SEC’s website at http://www.sec.gov.
193 | April 30, 2017

Item 2.	Code of Ethics.

Not applicable to this report.

Item 3.	Audit Committee Financial Expert.

Not applicable to this report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the Reports to Stockholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K, or this Item.

Item 11.	Controls and Procedures.

(a)
The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable to this report.

(a)(2)	The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.Cert.

(a)(3)	Not applicable.

(b)
The certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.906Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FINANCIAL INVESTORS TRUST

By:	/s/ Edmund J. Burke
Edmund J. Burke (Principal Executive Officer)
President

Date:	July 7, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

FINANCIAL INVESTORS TRUST

By:	/s/ Edmund J. Burke
Edmund J. Burke (Principal Executive Officer)
President

Date:	July 7, 2017

By:	/s/ Kimberly R. Storms
Kimberly R. Storms (Principal Financial Officer)
Treasurer

Date:	July 7, 2017